UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford HLS Funds

Semi-Annual Report

June 30, 2020 (Unaudited)

[1] Hartford Global Growth HLS Fund is expected to be merged into the Hartford Disciplined Equity HLS Fund after the close of business on or about 9/18/20.
[2] Hartford Growth Opportunities HLS Fund is expected to be merged into the Hartford Disciplined Equity HLS Fund after the close of business on or about 9/18/20.
[3] Hartford High Yield HLS Fund is expected to be merged into the Hartford Total Return Bond HLS Fund after the close of business on or about 9/25/20.
[4] Hartford MidCap Growth HLS Fund is expected to be merged into the Hartford MidCap HLS Fund after the close of business on or about 9/18/20.
[5] Hartford MidCap Value HLS Fund is expected to be merged into the Hartford MidCap HLS Fund after the close of business on or about 9/18/20.
[6] Hartford U.S. Government Securities HLS Fund is expected to be merged into the Hartford Ultrashort Bond HLS Fund after the close of business on or about 9/25/20.
[7] Hartford Value HLS Fund is expected to be merged into the Hartford Dividend and Growth HLS Fund after the close of business on or about 9/18/20.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable insurance contract, retirement plan or pension plan or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds' website (hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or your insurance company. Your election to receive reports in paper will apply to all Hartford Funds available under your contract or plan and may apply to all funds held through your financial intermediary. If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford HLS Funds. The following is the Funds’ Semi-Annual Report covering the period from January 1, 2020 to June 30, 2020.

Market Review

During the six months ended June 30, 2020, U.S. stocks, as measured by the S&P 500 Index,1 lost 3.08%. The uncertainty surrounding the ongoing coronavirus

(COVID-19) pandemic continued to whipsaw markets throughout the period. As world leaders grappled with a changed world of social distancing measures, business closures, and other mitigation efforts, investors endured alternating cycles of fear, guarded optimism, and renewed uncertainty.

In mid-March, investors fled equity and fixed-income markets as rising infection and unemployment rates spurred a global recession and an end to the longest bull market in U.S. economic history. Then, starting in late April 2020, U.S. markets staged a surprising recovery, as many investors seemed to think the worst of the pandemic had peaked. By mid-spring, many state and local governments began to gradually lift stay-at-home orders and allow shuttered businesses to re-open, all of which helped fuel the market comeback.

The mid-spring market bounce-back seemed supported, in no small part, by the unprecedented rescue efforts launched by central banks, including the U.S. Federal Reserve (Fed). In adopting a vigorous “whatever-it-takes” strategy, the Fed acted to inject liquidity into markets by reducing interest rates to near zero, and by pledging nearly $2.3 trillion in purchases of a wide range of U.S. securities.

On the fiscal side, the U.S. government unveiled a series of policy initiatives, including a $2 trillion economic stimulus package enacted on March 27, 2020. A multi-billion-dollar small-business loan program included within the package was quickly depleted by a crush of applicants, requiring a subsequent second round of small-business loan financing.

As the period ended, efforts by U.S. lawmakers to extend or expand fiscal stimulus support appeared to stall from a lack of consensus. For his part, Fed Chair Jerome Powell pledged continued central bank support, but his somewhat pessimistic year-end projection of 9.3% for the nation’s unemployment rate also weighed heavily on late-period market sentiment.

By late May, the U.S. passed the grim milestone of 100,000 coronavirus deaths, more than any other single nation. Racial injustice protests in the U.S. and abroad added to a sense of widespread civic unease. And a late June 2020 COVID-19 post- Memorial Day surge particularly in Latin America and across the U.S. Sun Belt states, triggered a return of market volatility.

With a COVID-19 vaccine still thought to be months away at best, and with a volatile U.S. presidential election looming, the road ahead may seem daunting. In these unprecedented times, it’s more important than ever to maintain a strong relationship with your financial professional.

Thank you again for investing in Hartford HLS Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford HLS Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.
The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford HLS Funds

Hartford Balanced HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 03/31/1983 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-2.81%	5.18%	6.53%	9.43%
Class IB	-2.92%	4.88%	6.26%	9.16%
60% S&P 500 Index/ 35% Bloomberg Barclays Government/Credit Bond Index/ 5% ICE BofAML US 3-Month Treasury Bill Index[2]	1.06%	8.65%	8.41%	10.02%
S&P 500 Index	-3.08%	7.51%	10.73%	13.99%
Bloomberg Barclays Government/Credit Bond Index	7.21%	10.02%	4.74%	4.13%
ICE BofAML US 3-Month Treasury Bill Index	0.60%	1.64%	1.19%	0.64%

[1]	Not Annualized
[2]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

As shown in the Fund’s current prospectus, the gross expense ratios are as follows: 0.66% (Class IA) and 0.91% (Class IB). The net expense ratios as shown in the Fund’s current prospectus are as follows: 0.63% (Class IA) and 0.88% (Class IB). Gross expenses do not reflect fee waiver arrangements. Net expenses reflect such arrangements, which remain in effect until April 30, 2021 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Obligations of

U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk.

Composition by Security Type(1)

as of 06/30/2020

Category	Percentage of Net Assets
Equity Securities
Common Stocks	67.4%

Total	67.4%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	2.7%
Corporate Bonds	17.4
Foreign Government Obligations	0.5
Municipal Bonds	1.0
U.S. Government Agencies(2)	1.1
U.S. Government Securities	8.5

Total	31.2%

Short-Term Investments	1.4
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of June 30, 2020.

2

Hartford Capital Appreciation HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 04/02/1984 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-3.47%	4.31%	8.07%	11.88%
Class IB	-3.58%	4.07%	7.80%	11.60%
Class IC	-3.70%	3.80%	7.54%	11.32%
Russell 3000 Index	-3.48%	6.53%	10.03%	13.72%
S&P 500 Index	-3.08%	7.51%	10.73%	13.99%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class IC shares commenced operations on April 30, 2014. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA, Class IB and Class IC were 0.67%, 0.92% and 1.17%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks are generally greater for investments in emerging markets. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 06/30/2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.8%
Consumer Discretionary	12.9
Consumer Staples	11.7
Energy	0.9
Financials	9.7
Health Care	15.2
Industrials	10.5
Information Technology	21.4
Materials	2.7
Real Estate	3.5
Utilities	1.4

Total	97.7%

Short-Term Investments	2.2
Other Assets & Liabilities	0.1

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Disciplined Equity HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 05/29/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-4.20%	7.20%	10.63%	14.96%
Class IB	-4.31%	6.91%	10.35%	14.67%
S&P 500 Index	-3.08%	7.51%	10.73%	13.99%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.73% and 0.98%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.

Composition by Sector(1)

as of 06/30/2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.5%
Consumer Discretionary	9.5
Consumer Staples	10.8
Energy	0.7
Financials	10.8
Health Care	15.5
Industrials	9.1
Information Technology	26.9
Materials	1.7
Real Estate	2.3
Utilities	3.5

Total	99.3%

Short-Term Investments	0.5
Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Dividend and Growth HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 03/09/1994 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-11.23%	-1.22%	7.76%	11.77%
Class IB	-11.38%	-1.47%	7.49%	11.48%
S&P 500 Index	-3.08%	7.51%	10.73%	13.99%
Russell 1000 Value Index	-16.26%	-8.84%	4.64%	10.41%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.68% and 0.93%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector(1)

as of 06/30/2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.2%
Consumer Discretionary	5.9
Consumer Staples	6.0
Energy	5.3
Financials	18.3
Health Care	16.0
Industrials	8.5
Information Technology	19.4
Materials	3.4
Real Estate	2.1
Utilities	3.8

Total	97.9%

Short-Term Investments	1.5
Other Assets & Liabilities	0.6

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Global Growth HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 09/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	8.26%	16.97%	13.49%	15.04%
Class IB	8.14%	16.67%	13.20%	14.76%
MSCI World Growth Index (Net)	6.46%	17.50%	11.40%	12.88%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.80% and 1.05%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Country(1)

as of 06/30/2020

Country	Percentage of Net Assets
Australia	0.5%
Bermuda	1.3
Brazil	0.3
Canada	1.5
China	5.9
France	2.2
Hong Kong	0.5
Ireland	1.4
Italy	1.1
Japan	2.5
Netherlands	2.1
Russia	0.5
South Korea	0.5
Spain	1.6
Sweden	2.0
Switzerland	3.4
Taiwan	1.9
United Kingdom	2.2
United States	68.2
Short-Term Investments	0.8
Other Assets & Liabilities	(0.4)

Total	100.0%

(1)

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

6

Hartford Growth Opportunities HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 03/24/1987 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	21.14%	23.14%	15.83%	18.18%
Class IB	20.97%	22.81%	15.54%	17.88%
Class IC	20.81%	22.51%	15.25%	17.59%
Russell 3000 Growth Index	8.98%	21.94%	15.23%	16.92%
Russell 1000 Growth Index	9.81%	23.28%	15.89%	17.23%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class IC shares commenced operations on April 30, 2014. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA, Class IB and Class IC were 0.65%, 0.90% and 1.15%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector(1)

as of 06/30/2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	12.1%
Consumer Discretionary	21.5
Consumer Staples	3.3
Financials	2.5
Health Care	16.4
Industrials	5.5
Information Technology	36.1
Real Estate	0.1

Total	97.5%

Short-Term Investments	2.7
Other Assets & Liabilities	(0.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford Healthcare HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	4.73%	20.73%	8.45%	17.49%
Class IB	4.61%	20.45%	8.19%	17.19%
S&P Composite 1500 Health Care Index	-0.62%	10.80%	8.43%	15.97%
S&P 500 Index	-3.08%	7.51%	10.73%	13.99%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.92% and 1.17%, respectively. Gross and net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Risks of focusing investments on the healthcare related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets.

Composition by Subsector(1)

as of 06/30/2020

Sector	Percentage of Net Assets
Equity Securities
Biotechnology	22.4%
Health Care Equipment & Supplies	21.3
Health Care Providers & Services	15.7
Health Care Technology	2.0
Life Sciences Tools & Services	9.8
Pharmaceuticals	26.6

Total	97.8%

Short-Term Investments	2.3
Other Assets & Liabilities	(0.1)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

8

Hartford High Yield HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 09/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-4.23%	0.12%	4.10%	6.11%
Class IB	-4.31%	-0.17%	3.84%	5.85%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	-3.80%	0.03%	4.79%	6.68%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information prior to March 5, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of March 5, 2012, HIMCO no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.78% and 1.03%, respectively. Gross and net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. •Investments in high-yield (“junk”) bonds involve greater risks of price volatility, illiquidity, and default than higher-rated debt securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Restricted securities may be more difficult to sell and price than other securities.

Composition by Security Type(1)

as of 06/30/2020

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.6%
Escrows	0.8

Total	1.4%

Fixed Income Securities
Convertible Bonds	3.7%
Corporate Bonds	89.7
Senior Floating Rate Interests	1.8

Total	95.2%

Short-Term Investments	1.5
Other Assets & Liabilities	1.9

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

9

Hartford International Opportunities HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 07/02/1990 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-5.86%	0.22%	3.16%	6.86%
Class IB	-6.01%	-0.03%	2.91%	6.59%
MSCI ACWI ex USA Index (Net)	-11.00%	-4.80%	2.26%	4.97%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.74% and 0.99%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors, geographic regions or countries may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 06/30/2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.1%
Consumer Discretionary	12.5
Consumer Staples	6.4
Energy	1.3
Financials	14.2
Health Care	12.2
Industrials	15.9
Information Technology	13.0
Materials	5.8
Real Estate	2.0
Utilities	4.8

Total	98.2%

Short-Term Investments	2.4
Other Assets & Liabilities	(0.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford MidCap HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 07/14/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-5.06%	0.09%	9.38%	13.45%
Class IB	-5.18%	-0.17%	9.11%	13.16%
S&P MidCap 400 Index	-12.78%	-6.70%	5.22%	11.34%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.70% and 0.95%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 06/30/2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.2%
Consumer Discretionary	11.7
Consumer Staples	1.7
Energy	0.5
Financials	10.6
Health Care	19.6
Industrials	16.1
Information Technology	28.7
Materials	2.9
Real Estate	3.0
Utilities	2.0

Total	100.0%

Short-Term Investments	1.7
Other Assets & Liabilities	(1.7)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford MidCap Growth HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 05/01/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	2.45%	12.10%	9.57%	13.35%
Class IB	2.22%	11.86%	9.27%	13.06%
Russell Midcap Growth Index	4.16%	11.91%	11.60%	15.09%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information prior to June 4, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of June 4, 2012, HIMCO no longer served as the sub-adviser to the Fund.

Performance information prior to November 1, 2018, includes the Fund’s performance when it pursued different strategies. For more information, please see the Fund’s statutory prospectus.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.92% and 1.17%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 06/30/2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.9%
Consumer Discretionary	16.0
Consumer Staples	2.0
Financials	3.9
Health Care	18.0
Industrials	15.5
Information Technology	35.1
Real Estate	2.6

Total	99.0%

Short-Term Investments	0.6
Other Assets & Liabilities	0.4

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

Hartford MidCap Value HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-20.38%	-11.03%	1.48%	9.28%
Class IB	-20.41%	-11.13%	1.23%	9.02%
Russell Midcap Value Index	-18.09%	-11.81%	3.32%	10.29%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.86% and 1.11%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 06/30/2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.8%
Consumer Discretionary	10.0
Consumer Staples	2.5
Energy	2.3
Financials	19.5
Health Care	12.0
Industrials	14.4
Information Technology	12.4
Materials	8.2
Real Estate	11.3
Utilities	5.4

Total	99.8%

Short-Term Investments	0.3
Other Assets & Liabilities	(0.1)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Hartford Small Cap Growth HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 05/02/1994 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-4.78%	4.52%	7.23%	14.29%
Class IB	-4.91%	4.22%	6.96%	14.00%
Russell 2000 Growth Index	-3.06%	3.48%	6.86%	12.92%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information prior to July 21, 2010 represents performance of the Fund’s previous additional sub-adviser, Hartford Investment Management Company (“HIMCO”). As of July 21, 2010, HIMCO no longer serves as an additional sub-adviser to the Fund.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.66% and 0.91%, respectively. Gross and net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks and volatility than large-cap securities. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 06/30/2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.5%
Consumer Discretionary	12.7
Consumer Staples	4.1
Financials	5.5
Health Care	33.9
Industrials	15.4
Information Technology	20.7
Materials	3.1
Real Estate	3.0

Total	99.9%

Short-Term Investments	1.2
Other Assets & Liabilities	(1.1)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

14

Hartford Small Company HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 08/09/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	4.74%	12.09%	9.02%	13.71%
Class IB	4.56%	11.79%	8.75%	13.42%
Russell 2000 Growth Index	-3.06%	3.48%	6.86%	12.92%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information prior to July 21, 2010 represents performance of the Fund’s previous additional sub-adviser, Hartford Investment Management Company (“HIMCO”). As of July 21, 2010, HIMCO no longer serves as an additional sub-adviser to the Fund.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.79% and 1.04%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks and volatility than large-cap securities. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 06/30/2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.1%
Consumer Discretionary	20.3
Consumer Staples	1.1
Financials	6.9
Health Care	29.1
Industrials	15.7
Information Technology	22.8
Materials	0.7
Real Estate	1.5

Total	100.2%

Short-Term Investments	1.2
Other Assets & Liabilities	(1.4)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

15

Hartford Stock HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 08/31/1977 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-6.99%	0.95%	10.19%	12.92%
Class IB	-7.11%	0.70%	9.92%	12.64%
Russell 1000 Index	-2.81%	7.48%	10.47%	13.97%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.51% and 0.76%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector(1)

as of 06/30/2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.0%
Consumer Discretionary	12.4
Consumer Staples	16.4
Financials	9.9
Health Care	19.2
Industrials	19.9
Information Technology	10.2
Materials	5.4
Real Estate	3.8

Total	98.2%

Short-Term Investments	1.2
Other Assets & Liabilities	0.6

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

16

Hartford Total Return Bond HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 08/31/1977 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	5.42%	8.76%	4.85%	4.45%
Class IB	5.27%	8.53%	4.58%	4.19%
Bloomberg Barclays U.S. Aggregate Bond Index	6.14%	8.74%	4.30%	3.82%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information prior to March 5, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of March 5, 2012, HIMCO no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.51% and 0.76%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. •Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. •The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. •The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Investments in high-yield (“junk”) bonds involve greater risks of price volatility, illiquidity, and default than higher-rated debt securities. •Obligations of

U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •Restricted securities may be more difficult to sell and price than other securities.

Composition by Security Type(1)

as of 06/30/2020

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0%*
Preferred Stocks	0.1
Warrants	0.0 *

Total	0.1%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	24.2%
Convertible Bonds	0.0 *
Corporate Bonds	39.8
Foreign Government Obligations	2.4
Municipal Bonds	1.3
Senior Floating Rate Interests	2.4
U.S. Government Agencies(2)	48.6
U.S. Government Securities	5.9

Total	124.6%

Short-Term Investments	4.2
Purchased Options	0.1
Other Assets & Liabilities	(29.0)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of June 30, 2020.

17

Hartford Ultrashort Bond HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 06/30/1980 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks total return and income consistent with preserving capital and maintaining liquidity.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class IA	1.28%	2.40%	1.51%	1.17%
Class IB	1.18%	2.13%	1.25%	0.92%
Bloomberg Barclays Short Treasury 9-12 Month Index	1.57%	2.76%	1.56%	1.22%

[1]	Not Annualized
[2]	On October 21, 2013, the Fund converted from a money market fund to an ultrashort bond fund. Since Inception returns are from conversion date (October 21, 2013) to June 30, 2020.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Prior to October 21, 2013, the Fund was managed as a money market fund. Accordingly, performance of the Fund prior to October 21, 2013 is not shown. Past performance information for when the Fund was managed as a money market fund is available upon request by calling 1-888-843-7824.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.45% and 0.70%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •The risks associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •Restricted securities may be more difficult to sell and price than other securities. •Repurchase agreements may increase the Fund’s risk and volatility.

Composition by Security Type(1)

as of 06/30/2020

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	38.7%
Corporate Bonds	23.8
Municipal Bonds	0.5
U.S. Government Agencies(2)	3.6
U.S. Government Securities	25.4

Total	92.0%

Short-Term Investments	8.4
Other Assets & Liabilities	(0.4)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of June 30, 2020.

18

Hartford U.S. Government Securities HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 03/24/1987 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	5.33%	6.59%	2.93%	2.48%
Class IB	5.24%	6.30%	2.68%	2.23%
Bloomberg Barclays U.S. Intermediate Government Index	5.75%	7.01%	2.97%	2.51%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information prior to March 5, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of March 5, 2012, HIMCO no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.52% and 0.77%, respectively. Gross and net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. As interest rates rise, bond prices generally fall. •The risks associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. •Restricted securities may be more difficult to sell and price than other securities.

Composition by Security Type(1)

as of 06/30/2020

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	15.7%
U.S. Government Agencies(2)	47.3
U.S. Government Securities	33.8

Total	96.8%

Short-Term Investments	5.5
Other Assets & Liabilities	(2.3)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of June 30, 2020.

19

Hartford Value HLS Fund

Fund Overview

June 30, 2020 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return.

Average Annual Total Returns

for the Periods Ending 06/30/2020

	Six Months[1]	1 Year	5 Years	10 Years
Class IA	-15.53%	-7.44%	4.06%	9.87%
Class IB	-15.69%	-7.75%	3.79%	9.58%
Russell 1000 Value Index	-16.26%	-8.84%	4.64%	10.41%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2020, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.72% and 0.97%, respectively. Gross and net expenses are the same. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2020.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 06/30/2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.6%
Consumer Discretionary	10.2
Consumer Staples	3.9
Energy	1.6
Financials	20.0
Health Care	18.4
Industrials	12.3
Information Technology	13.9
Materials	4.4
Real Estate	4.5
Utilities	7.1

Total	98.9%

Short-Term Investments	0.9
Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

20

Hartford HLS Funds

Benchmark Glossary (Unaudited)

Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) is designed to measure the non-securitized component of the U.S. Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

Bloomberg Barclays U.S. Intermediate Government Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of government bonds with maturities of between one and ten years.

Bloomberg Barclays Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes) includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are Securities and Exchange Commission registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission.

ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

MSCI All Country World (ACWI) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI World Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall growth style characteristics across developed markets.

Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index which is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalizations.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

21

Hartford HLS Funds

Benchmark Glossary (Unaudited) – (continued)

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

22

Hartford HLS Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2020 through June 30, 2020. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses paid during the period January 1, 2020 through June 30, 2020	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses paid during the period January 1, 2020 through June 30, 2020	Annualized expense ratio
Hartford Balanced HLS Fund

Class IA	$1,000.00	$971.90	$3.09	$1,000.00	$1,021.73	$3.17	0.63%
Class IB	$1,000.00	$970.80	$4.31	$1,000.00	$1,020.49	$4.42	0.88%

Hartford Capital Appreciation HLS Fund

Class IA	$1,000.00	$965.30	$3.32	$1,000.00	$1,021.48	$3.42	0.68%
Class IB	$1,000.00	$964.20	$4.54	$1,000.00	$1,020.24	$4.67	0.93%
Class IC	$1,000.00	$963.00	$5.76	$1,000.00	$1,019.00	$5.92	1.18%

Hartford Disciplined Equity HLS Fund

Class IA	$1,000.00	$958.00	$3.60	$1,000.00	$1,021.18	$3.72	0.74%
Class IB	$1,000.00	$956.90	$4.82	$1,000.00	$1,019.94	$4.97	0.99%

Hartford Dividend and Growth HLS Fund

Class IA	$1,000.00	$887.70	$3.24	$1,000.00	$1,021.43	$3.47	0.69%
Class IB	$1,000.00	$886.20	$4.41	$1,000.00	$1,020.19	$4.72	0.94%

Hartford Global Growth HLS Fund

Class IA	$1,000.00	$1,082.60	$4.19	$1,000.00	$1,020.84	$4.07	0.81%
Class IB	$1,000.00	$1,081.40	$5.49	$1,000.00	$1,019.59	$5.32	1.06%

Hartford Growth Opportunities HLS Fund

Class IA	$1,000.00	$1,211.40	$3.57	$1,000.00	$1,021.63	$3.27	0.65%
Class IB	$1,000.00	$1,209.70	$4.94	$1,000.00	$1,020.39	$4.52	0.90%
Class IC	$1,000.00	$1,208.10	$6.31	$1,000.00	$1,019.15	$5.77	1.15%

Hartford Healthcare HLS Fund

Class IA	$1,000.00	$1,047.30	$4.63	$1,000.00	$1,020.34	$4.57	0.91%
Class IB	$1,000.00	$1,046.10	$5.90	$1,000.00	$1,019.10	$5.82	1.16%

23

Hartford HLS Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses paid during the period January 1, 2020 through June 30, 2020	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses paid during the period January 1, 2020 through June 30, 2020	Annualized expense ratio
Hartford High Yield HLS Fund

Class IA	$1,000.00	$957.70	$3.65	$1,000.00	$1,021.13	$3.77	0.75%
Class IB	$1,000.00	$956.90	$4.87	$1,000.00	$1,019.89	$5.02	1.00%

Hartford International Opportunities HLS Fund

Class IA	$1,000.00	$941.40	$3.67	$1,000.00	$1,021.08	$3.82	0.76%
Class IB	$1,000.00	$939.90	$4.87	$1,000.00	$1,019.84	$5.07	1.01%

Hartford MidCap HLS Fund

Class IA	$1,000.00	$949.40	$3.39	$1,000.00	$1,021.38	$3.52	0.70%
Class IB	$1,000.00	$948.20	$4.60	$1,000.00	$1,020.14	$4.77	0.95%

Hartford MidCap Growth HLS Fund

Class IA	$1,000.00	$1,024.50	$4.63	$1,000.00	$1,020.29	$4.62	0.92%
Class IB	$1,000.00	$1,022.20	$5.88	$1,000.00	$1,019.05	$5.87	1.17%

Hartford MidCap Value HLS Fund

Class IA	$1,000.00	$796.20	$3.75	$1,000.00	$1,020.69	$4.22	0.84%
Class IB	$1,000.00	$795.90	$4.87	$1,000.00	$1,019.44	$5.47	1.09%

Hartford Small Cap Growth HLS Fund

Class IA	$1,000.00	$952.20	$3.11	$1,000.00	$1,021.68	$3.22	0.64%
Class IB	$1,000.00	$950.90	$4.32	$1,000.00	$1,020.44	$4.47	0.89%

Hartford Small Company HLS Fund

Class IA	$1,000.00	$1,047.40	$4.07	$1,000.00	$1,020.89	$4.02	0.80%
Class IB	$1,000.00	$1,045.60	$5.39	$1,000.00	$1,019.59	$5.32	1.06%

Hartford Stock HLS Fund

Class IA	$1,000.00	$930.10	$2.50	$1,000.00	$1,022.28	$2.61	0.52%
Class IB	$1,000.00	$928.90	$3.69	$1,000.00	$1,021.03	$3.87	0.77%

Hartford Total Return Bond HLS Fund

Class IA	$1,000.00	$1,054.20	$2.60	$1,000.00	$1,022.33	$2.56	0.51%
Class IB	$1,000.00	$1,052.70	$3.88	$1,000.00	$1,021.08	$3.82	0.76%

Hartford Ultrashort Bond HLS Fund

Class IA	$1,000.00	$1,012.80	$2.25	$1,000.00	$1,022.63	$2.26	0.45%
Class IB	$1,000.00	$1,011.80	$3.50	$1,000.00	$1,021.38	$3.52	0.70%

Hartford U.S. Government Securities HLS Fund

Class IA	$1,000.00	$1,053.30	$2.65	$1,000.00	$1,022.28	$2.61	0.52%
Class IB	$1,000.00	$1,052.40	$3.93	$1,000.00	$1,021.03	$3.87	0.77%

Hartford Value HLS Fund

Class IA	$1,000.00	$844.70	$3.35	$1,000.00	$1,021.23	$3.67	0.73%
Class IB	$1,000.00	$843.10	$4.49	$1,000.00	$1,019.99	$4.92	0.98%

24

Hartford Balanced HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 67.4%
	Automobiles & Components - 0.7%
479,365	Gentex Corp.	$12,353,236

	Banks - 4.7%
1,062,668	Bank of America Corp.	25,238,365
312,340	JP Morgan Chase & Co.	29,378,700
148,397	PNC Financial Services Group, Inc.	15,612,848
494,141	Truist Financial Corp.	18,554,995

		88,784,908

	Capital Goods - 6.5%
102,621	Deere & Co.	16,126,890
205,116	Fortune Brands Home & Security, Inc.	13,113,066
105,032	General Dynamics Corp.	15,698,083
92,134	L3Harris Technologies, Inc.	15,632,376
49,557	Lockheed Martin Corp.	18,084,340
727,883	nVent Electric plc	13,633,249
264,376	Raytheon Technologies Corp.	16,290,849
156,132	Trane Technologies plc	13,892,625

		122,471,478

	Consumer Durables & Apparel - 2.0%
340,876	Lennar Corp. Class A	21,004,779
270,451	VF Corp.	16,481,284

		37,486,063

	Consumer Services - 1.1%
107,611	McDonald’s Corp.	19,851,001

	Diversified Financials - 1.6%
25,903	BlackRock, Inc.	14,093,563
289,988	Blackstone Group, Inc. Class A	16,430,720

		30,524,283

	Energy - 0.9%
128,088	Concho Resources, Inc.	6,596,532
99,031	Pioneer Natural Resources Co.	9,675,329

		16,271,861

	Food & Staples Retailing - 0.9%
301,885	Sysco Corp.	16,501,034

	Food, Beverage & Tobacco - 1.5%
454,322	Keurig Dr Pepper, Inc.(1)	12,902,745
308,878	Mondelez International, Inc. Class A	15,792,932

		28,695,677

	Health Care Equipment & Services - 5.8%
86,189	Anthem, Inc.	22,665,983
62,921	Becton Dickinson and Co.	15,055,108
235,794	Centene Corp.*	14,984,709
230,750	Medtronic plc	21,159,775
123,768	UnitedHealth Group, Inc.	36,505,371

		110,370,946

	Insurance - 2.2%
131,950	Assurant, Inc.	13,629,115
76,772	Intact Financial Corp.	7,306,799
263,380	Progressive Corp.	21,099,372

		42,035,286

	Materials - 2.5%
199,341	Celanese Corp.	17,211,102
167,602	FMC Corp.	16,696,511
430,857	Sealed Air Corp.	14,153,653

		48,061,266

	Media & Entertainment - 7.1%
43,607	Alphabet, Inc. Class C*	61,643,291
707,643	Comcast Corp. Class A	27,583,924
199,568	Facebook, Inc. Class A*	45,315,906

		134,543,121

Shares or Principal Amount		Market Value†
COMMON STOCKS - 67.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
386,635	AstraZeneca plc ADR	$20,449,125
31,250	Biogen, Inc.*	8,360,938
132,134	Eli Lilly & Co.	21,693,760
174,123	Novartis AG	15,169,772
871,058	Pfizer, Inc.	28,483,597
55,160	Roche Holding AG	19,110,156
55,116	Vertex Pharmaceuticals, Inc.*	16,000,726

		129,268,074

	Real Estate - 0.8%
95,700	Crown Castle International Corp. REIT	16,015,395

	Retailing - 3.2%
11,702,200	Allstar Co.*(2)(3)(4)	1,521,286
7,881	Booking Holdings, Inc.*	12,549,231
108,517	Home Depot, Inc.	27,184,594
340,016	TJX Cos., Inc.	17,191,209
67,006	Tory Burch LLC*(2)(3)(4)	2,478,558

		60,924,878

	Semiconductors & Semiconductor Equipment - 4.4%
161,007	Analog Devices, Inc.	19,745,898
504,178	Intel Corp.	30,164,970
86,802	KLA Corp.	16,881,253
305,934	Micron Technology, Inc.*	15,761,720

		82,553,841

	Software & Services - 9.4%
59,076	Adobe, Inc.*	25,716,374
243,150	Amdocs Ltd.	14,802,972
111,906	Automatic Data Processing, Inc.	16,661,684
130,561	Fidelity National Information Services, Inc.	17,506,924
452,011	Microsoft Corp.	91,988,759
75,100	VMware, Inc. Class A*	11,629,986

		178,306,699

	Technology Hardware & Equipment - 2.7%
697,502	Cisco Systems, Inc.	32,531,494
716,358	Corning, Inc.	18,553,672

		51,085,166

	Transportation - 1.8%
315,828	Knight-Swift Transportation Holdings, Inc.	13,173,186
124,589	Union Pacific Corp.	21,064,262

		34,237,448

	Utilities - 0.8%
412,481	Exelon Corp.	14,968,936

	Total Common Stocks (cost $941,865,051)	$1,275,310,597

ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
	Asset-Backed - Automobile - 0.0%
$1,229	ARI Fleet Lease Trust 1.91%, 04/15/2026(5)	$1,230
	Chesapeake Funding LLC
178,089	0.64%, 05/15/2029, 1 mo. USD LIBOR + 0.450%(5)(6)	177,761
290,762	1.91%, 08/15/2029(5)	291,763
112,055	Enterprise Fleet Financing LLC 2.13%, 05/22/2023(5)	112,368
313	Securitized Term Auto Receivables Trust 2.04%, 04/26/2021(5)	313

		583,435

	Asset-Backed - Finance & Insurance - 1.4%
1,853,278	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(5)(7)	1,841,441
3,480,000	Atlas Senior Loan Fund Ltd. 2.48%, 01/16/2030, 3 mo. USD LIBOR + 1.300%(5)(6)	3,403,165

The accompanying notes are an integral part of these financial statements.

25

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7% - (continued)
	Asset-Backed - Finance & Insurance - 1.4% - (continued)
	Bayview Koitere Fund Trust
$801,403	3.50%, 07/28/2057(5)(7)	$827,340
419,303	4.00%, 11/28/2053(5)(7)	434,097
	Bayview Opportunity Master Fund Trust
415,631	3.50%, 01/28/2055(5)(7)	423,657
442,244	3.50%, 06/28/2057(5)(7)	455,650
587,177	4.00%, 10/28/2064(5)(7)	608,433
1,705,000	CIFC Funding Ltd. 2.07%, 04/24/2030, 3 mo. USD LIBOR + 1.050%(5)(6)	1,670,036
	DB Master Finance LLC
312,638	3.79%, 05/20/2049(5)	322,639
277,900	4.02%, 05/20/2049(5)	292,426
505,000	Ford Credit Floorplan Master Owner Trust 2.44%, 09/15/2026	509,530
	GreatAmerica Leasing Receivables Funding LLC
517,075	2.36%, 01/20/2023(5)	518,304
176,882	2.60%, 06/15/2021(5)	177,606
332,000	2.83%, 06/17/2024(5)	335,131
	Horizon Aircraft Finance Ltd.
295,923	3.43%, 11/15/2039(5)	255,869
236,272	3.72%, 07/15/2039(5)	207,831
1,465,000	KKR CLO Ltd. 2.56%, 04/15/2029, 3 mo. USD LIBOR + 1.340%(5)(6)	1,441,318
2,635,000	Madison Park Funding Ltd. 1.97%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(5)(6)	2,570,635
2,690,000	Magnetite VII Ltd. 2.02%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(5)(6)	2,636,232
1,615,000	Magnetite XVIII Ltd. 1.89%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(5)(6)	1,573,504
	MMAF Equipment Finance LLC
337,603	2.21%, 10/17/2022(5)	340,268
1,000,000	2.21%, 12/15/2032(5)	1,023,919
603,971	Springleaf Funding Trust 3.48%, 05/15/2028(5)	602,429
2,635,000	Treman Park CLO Ltd. 2.21%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(5)(6)	2,602,310
	Vantage Data Centers Issuer LLC
337,167	3.19%, 07/15/2044(5)	342,316
795,983	4.07%, 02/16/2043(5)	817,979

		26,234,065

	Commercial Mortgage - Backed Securities - 0.5%
840,000	BAMLL Commercial Mortgage Securities Trust 4.23%, 08/10/2038(5)(7)	972,627
2,220,000	CSMC Trust 2.76%, 04/05/2033(5)	2,211,934
	FREMF Mortgage Trust
790,000	3.54%, 02/25/2052(5)(7)	850,982
160,000	3.62%, 11/25/2045(5)(7)	166,037
810,000	3.77%, 10/25/2052(5)(7)	885,504
285,000	3.81%, 01/25/2048(5)(7)	303,381
160,000	3.82%, 04/25/2048(5)(7)	170,748
200,000	3.91%, 10/25/2048(5)(7)	213,901
160,000	4.01%, 02/25/2050(5)(7)	167,631
1,015,000	4.22%, 09/25/2025(5)(7)	1,090,088
260,000	4.30%, 04/25/2049(5)(7)	280,265
1,000,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(5)(7)	900,499

		8,213,597

	Other Asset - Backed Securities - 0.4%
274,961	AASET Trust 3.84%, 05/15/2039(5)	248,430
1,073,887	AASET U.S. Ltd. 4.45%, 11/18/2038(5)	957,622
1,225,000	BlueMountain CLO Ltd. 1.83%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(5)(6)	1,184,813
526,716	Castlelake Aircraft Securitization Trust 3.97%, 04/15/2039(5)	460,738
1,406,746	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(5)	1,414,844
236,979	Mach I 3.47%, 10/15/2039(5)	195,731

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7% - (continued)
	Other Asset Backed Securities - 0.4% - (continued)
$225,646	MAPS Ltd. 4.46%, 03/15/2044(5)	$198,533
462,901	SoFi Consumer Loan Program Trust 3.54%, 11/26/2027(5)	467,585
	START Ireland
229,115	3.54%, 11/15/2044(5)	188,573
201,194	4.09%, 03/15/2044(5)	178,000
	Towd Point Mortgage Trust
441,381	2.25%, 04/25/2056(5)(7)	443,894
743,918	2.75%, 10/25/2056(5)(7)	761,184
184,933	2.75%, 04/25/2057(5)(7)	188,184
585,903	2.75%, 06/25/2057(5)(7)	603,170
282,668	3.00%, 01/25/2058(5)(7)	292,810

		7,784,111

	Whole Loan Collateral CMO - 0.4%
	Angel Oak Mortgage Trust LLC
500,961	2.62%, 11/25/2059(5)(7)	504,602
98,199	2.71%, 11/25/2047(5)(7)	98,131
209,784	3.63%, 03/25/2049(5)(7)	214,940
191,168	COLT Mortgage Loan Trust 3.69%, 10/26/2048(5)(7)	194,711
	Deephaven Residential Mortgage Trust
187,646	2.45%, 06/25/2047(5)(7)	187,511
124,917	2.58%, 10/25/2047(5)(7)	126,145
60,387	2.73%, 12/26/2046(5)(7)	60,209
249,133	2.98%, 12/25/2057(5)(7)	251,529
192,202	3.56%, 04/25/2059(5)(7)	192,897
428,605	Fannie Mae Connecticut Avenue Securities 6.09%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(6)	445,522
570,562	MetLife Securitization Trust 3.00%, 04/25/2055(5)(7)	593,723
	Mill City Mortgage Loan Trust
178,345	2.50%, 04/25/2057(5)(7)	180,406
577,367	2.75%, 01/25/2061(5)(7)	590,733
727,749	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(5)(7)	778,344
	Seasoned Credit Risk Transfer Trust
782,340	3.50%, 03/25/2058	849,358
760,091	3.50%, 07/25/2058	827,204
1,002,122	3.50%, 10/25/2058	1,083,281
581,382	Verus Securitization Trust 3.21%, 05/25/2059(5)(7)	592,812

		7,772,058

	Total Asset & Commercial Mortgage-Backed Securities (cost $50,904,075)	$50,587,266

CORPORATE BONDS - 17.4%
	Aerospace/Defense - 0.4%
$850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(5)	$941,196
220,000	BAE Systems plc 3.40%, 04/15/2030(5)	239,617
	Boeing Co.
540,000	2.70%, 02/01/2027	527,455
289,000	2.95%, 02/01/2030	284,826
911,000	3.25%, 03/01/2028	904,186
375,000	3.45%, 11/01/2028	366,384
400,000	3.95%, 08/01/2059	350,528
	Lockheed Martin Corp.
500,000	4.07%, 12/15/2042	634,198
256,000	4.50%, 05/15/2036	332,453
560,000	4.85%, 09/15/2041	737,532
	United Technologies Corp.
685,000	3.95%, 08/16/2025	779,420
1,500,000	4.13%, 11/16/2028	1,766,826

		7,864,621

The accompanying notes are an integral part of these financial statements.

26

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.4% - (continued)
	Agriculture - 0.5%
	Altria Group, Inc.
$560,000	4.50%, 05/02/2043	$603,295
280,000	5.80%, 02/14/2039	346,267
3,160,000	BAT Capital Corp. 3.56%, 08/15/2027	3,405,974
	BAT International Finance plc
2,775,000	3.25%, 06/07/2022(5)	2,890,466
290,000	3.50%, 06/15/2022(5)	304,026
1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(5)	1,111,509
325,000	Philip Morris International, Inc. 4.88%, 11/15/2043	416,530

		9,078,067

	Airlines - 0.2%
2,513,554	Continental Airlines, Inc. 5.98%, 10/19/2023	2,357,500
1,201,444	Southwest Airlines Co. 6.15%, 02/01/2024	1,202,284
148,096	United Airlines Class B Pass -Through Trust 4.60%, 09/01/2027	110,953

		3,670,737

	Apparel - 0.1%
	VF Corp.
300,000	2.80%, 04/23/2027	317,574
937,000	2.95%, 04/23/2030	1,001,873

		1,319,447

	Auto Manufacturers - 0.5%
1,440,000	Daimler Finance North America LLC 2.30%, 02/12/2021(5)	1,449,974
3,190,000	Ford Motor Credit Co. LLC 4.27%, 01/09/2027	2,973,678
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	3,273,160
1,245,000	3.95%, 04/13/2024	1,287,955
920,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(5)	981,857

		9,966,624

	Beverages - 0.3%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
310,000	4.70%, 02/01/2036	365,203
280,000	4.90%, 02/01/2046	342,632
	Anheuser-Busch InBev Worldwide, Inc.
1,125,000	3.50%, 01/12/2024	1,225,789
220,000	4.38%, 04/15/2038	249,822
535,000	4.60%, 04/15/2048	626,280
580,000	4.60%, 06/01/2060	691,487
275,000	Constellation Brands, Inc. 2.88%, 05/01/2030	291,372
2,725,000	Molson Coors Brewing Co. 3.00%, 07/15/2026	2,835,000

		6,627,585

	Chemicals - 0.1%
925,000	Syngenta Finance N.V. 5.18%, 04/24/2028(5)	986,694

	Commercial Banks - 4.1%
	Banco Santander S.A.
1,200,000	3.13%, 02/23/2023	1,249,956
600,000	3.85%, 04/12/2023	638,808
	Bank of America Corp.
1,220,000	2.63%, 10/19/2020	1,228,292
1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(8)	2,003,820
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(8)	1,804,538
4,225,000	4.20%, 08/26/2024	4,690,588
2,380,000	Bank of Nova Scotia 2.70%, 08/03/2026	2,602,985
	Barclays plc
2,740,000	3.20%, 08/10/2021	2,800,938
1,000,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(8)	1,080,369

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.4% - (continued)
	Commercial Banks - 4.1% - (continued)
	BNP Paribas S.A.
$830,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(5)(8)	$869,207
1,000,000	3.38%, 01/09/2025(5)	1,080,839
	BPCE S.A.
2,225,000	5.15%, 07/21/2024(5)	2,483,106
3,625,000	5.70%, 10/22/2023(5)	4,039,497
1,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	2,031,640
290,000	Citigroup, Inc. 8.13%, 07/15/2039	502,227
1,695,000	Citizens Bank NA 2.55%, 05/13/2021	1,722,729
	Credit Agricole S.A.
1,025,000	3.25%, 10/04/2024(5)	1,100,534
535,000	3.75%, 04/24/2023(5)	572,524
790,000	4.38%, 03/17/2025(5)	872,960
	Credit Suisse Group AG
530,000	3.57%, 01/09/2023(5)	549,775
250,000	3.63%, 09/09/2024	276,146
	Credit Suisse Group Funding Guernsey Ltd.
1,425,000	3.75%, 03/26/2025	1,570,838
1,885,000	3.80%, 09/15/2022	2,002,750
	Danske Bank A/S
775,000	3.88%, 09/12/2023(5)	821,503
440,000	5.00%, 01/12/2022(5)	462,268
575,000	5.38%, 01/12/2024(5)	639,873
785,000	Deutsche Bank AG 4.25%, 10/14/2021	805,420
825,000	Fifth Third Bancorp 2.55%, 05/05/2027	883,803
1,600,000	Goldman Sachs Group, Inc. 6.25%, 02/01/2041	2,398,903
2,625,000	HSBC Holdings plc 3.60%, 05/25/2023	2,817,057
	ING Groep N.V.
345,000	3.15%, 03/29/2022	358,665
1,100,000	3.95%, 03/29/2027	1,265,790
	JP Morgan Chase & Co.
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	421,235
2,240,000	3.25%, 09/23/2022	2,365,340
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	809,862
2,775,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330% thereafter)(8)	3,323,356
1,500,000	Macquarie Group Ltd. 4.15%, 03/27/2024, (4.15% fixed rate until 03/27/2023; 3 mo. USD LIBOR + 1.330% thereafter)(5)(8)	1,610,243
	Morgan Stanley
1,450,000	3.13%, 07/27/2026	1,598,336
1,095,000	3.63%, 01/20/2027	1,236,300
1,000,000	3.70%, 10/23/2024	1,108,887
4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(5)	5,001,923
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,825,530
1,660,000	Truist Financial Corp. 3.20%, 09/03/2021	1,710,309
	UBS Group Funding Switzerland AG
1,665,000	2.95%, 09/24/2020(5)	1,674,347
1,900,000	3.00%, 04/15/2021(5)	1,937,532
4,344,000	Wells Fargo & Co. 4.48%, 01/16/2024	4,820,015

		77,671,563

	Commercial Services - 0.2%
	CommonSpirit Health
1,854,000	2.95%, 11/01/2022	1,915,867
245,000	4.35%, 11/01/2042	254,803
1,500,000	ERAC USA Finance LLC 5.63%, 03/15/2042(5)	1,743,711

		3,914,381

The accompanying notes are an integral part of these financial statements.

27

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.4% - (continued)
	Construction Materials - 0.1%
	Carrier Global Corp.
$972,000	2.72%, 02/15/2030(5)	$976,221
370,000	3.38%, 04/05/2040(5)	361,269
996,000	Johnson Controls International plc 4.95%, 07/02/2064(9)	1,182,182

		2,519,672

	Diversified Financial Services - 0.4%
1,195,000	Charles Schwab Corp. 4.63%, 03/22/2030	1,491,035
3,767,180	Postal Square L.P. 8.95%, 06/15/2022	4,145,533
1,220,000	Societe Generale S.A. 3.25%, 01/12/2022(5)	1,256,187

		6,892,755

	Electric - 1.7%
	Cleco Corporate Holdings LLC
650,000	3.38%, 09/15/2029(5)	676,583
2,000,000	3.74%, 05/01/2026	2,118,620
875,000	4.97%, 05/01/2046	923,643
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(5)	2,147,007
	Dominion Energy South Carolina, Inc.
1,180,000	6.05%, 01/15/2038	1,714,217
360,000	6.63%, 02/01/2032	517,766
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,712,117
370,000	Evergy Metro, Inc. 2.25%, 06/01/2030	386,827
500,000	FirstEnergy Corp. 3.90%, 07/15/2027	565,636
2,405,000	Fortis, Inc. 3.06%, 10/04/2026	2,594,961
245,000	Georgia Power Co. 4.75%, 09/01/2040	301,113
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(5)	1,760,480
315,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(5)	298,462
1,445,000	ITC Holdings Corp. 2.95%, 05/14/2030(5)	1,539,031
	NextEra Energy Capital Holdings, Inc.
2,400,000	2.25%, 06/01/2030	2,471,753
215,000	3.25%, 04/01/2026	240,667
335,000	3.50%, 04/01/2029	378,956
	Niagara Mohawk Power Corp.
370,000	3.03%, 06/27/2050(5)	380,917
645,000	4.28%, 12/15/2028(5)	751,462
1,325,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	1,544,810
	Oncor Electric Delivery Co. LLC
385,000	2.95%, 04/01/2025	419,013
1,185,000	4.10%, 06/01/2022	1,251,557
165,000	PacifiCorp 4.13%, 01/15/2049	204,243
2,300,000	PPL Capital Funding, Inc. 3.10%, 05/15/2026	2,489,941
	San Diego Gas & Electric Co.
90,000	3.75%, 06/01/2047	103,839
25,000	4.15%, 05/15/2048	30,177
	Southern California Edison Co.
145,000	2.25%, 06/01/2030	146,406
45,000	3.65%, 02/01/2050	49,385
2,000,000	5.55%, 01/15/2037	2,535,764
	Southern Co.
1,050,000	2.95%, 07/01/2023	1,109,569
385,000	4.40%, 07/01/2046	456,880
350,000	Tucson Electric Power Co. 4.00%, 06/15/2050	408,402
248,000	Union Electric Co. 4.00%, 04/01/2048	303,534

		32,533,738

	Electronics - 0.1%
1,270,000	Fortive Corp. 4.30%, 06/15/2046	1,430,429

	Engineering & Construction - 0.1%
	SBA Tower Trust
1,235,000	2.88%, 07/15/2046(5)	1,237,036
225,000	3.45%, 03/15/2048(5)	234,045

		1,471,081

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.4% - (continued)
	Environmental Control - 0.1%
$1,480,000	Republic Services, Inc. 2.30%, 03/01/2030	$1,543,425

	Food - 0.2%
	Conagra Brands, Inc.
455,000	4.60%, 11/01/2025	524,452
510,000	5.30%, 11/01/2038	666,934
1,255,000	Danone S.A. 2.95%, 11/02/2026(5)	1,375,071
1,065,000	Kroger Co. 4.00%, 02/01/2024	1,175,218
285,000	McCormick & Co., Inc. 2.50%, 04/15/2030	297,302
480,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(5)	503,995

		4,542,972

	Gas - 0.1%
330,000	Boston Gas Co. 3.15%, 08/01/2027(5)	360,066
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(5)	1,998,933
350,000	Sempra Energy 3.40%, 02/01/2028	382,908

		2,741,907

	Healthcare-Products - 0.2%
2,725,000	Alcon Finance Corp. 3.00%, 09/23/2029(5)	2,880,230
135,000	Boston Scientific Corp. 4.00%, 03/01/2029	154,471
835,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	897,216

		3,931,917

	Healthcare-Services - 0.7%
	Anthem, Inc.
1,510,000	2.25%, 05/15/2030	1,549,090
421,000	3.30%, 01/15/2023	448,295
	CommonSpirit Health
125,000	4.19%, 10/01/2049	127,301
590,000	4.20%, 08/01/2023	628,977
280,000	Cottage Health Obligated Group 3.30%, 11/01/2049	306,795
	Dignity Health
714,000	3.81%, 11/01/2024	750,123
1,353,000	4.50%, 11/01/2042(1)	1,408,550
425,000	HCA, Inc. 5.25%, 06/15/2049	509,178
420,000	Memorial Sloan-Kettering Cancer Center 2.96%, 01/01/2050	450,951
	Mercy Health
1,400,000	3.56%, 08/01/2027	1,555,829
1,210,000	4.30%, 07/01/2028	1,426,699
	Toledo Hospital
900,000	5.33%, 11/15/2028	963,690
330,000	5.75%, 11/15/2038	385,460
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	371,660
125,000	2.90%, 05/15/2050	132,003
1,440,000	3.75%, 07/15/2025	1,640,630

		12,655,231

	Household Products - 0.1%
1,529,088	Procter & Gamble - Esop 9.36%, 01/01/2021	1,555,012

	Insurance - 0.4%
420,000	AIA Group Ltd. 3.38%, 04/07/2030(5)	456,634
840,000	Chubb INA Holdings, Inc. 3.35%, 05/15/2024	923,368
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(5)	222,794
	Liberty Mutual Group, Inc.
122,000	4.25%, 06/15/2023(5)	132,420
428,000	4.57%, 02/01/2029(5)	501,331
705,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	839,455
605,000	Massachusetts Mutual Life Insurance Co. 3.38%, 04/15/2050(5)	621,981
1,000,000	MetLife, Inc. 3.60%, 04/10/2024	1,108,897
132,000	Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059(5)	146,028
870,000	Prudential plc 3.13%, 04/14/2030	935,512
2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	2,528,982

		8,417,402

The accompanying notes are an integral part of these financial statements.

28

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.4% - (continued)
	Internet - 0.2%
$1,020,000	Amazon.com, Inc. 4.80%, 12/05/2034	$1,397,108
	Tencent Holdings Ltd.
1,095,000	3.60%, 01/19/2028(5)	1,193,512
470,000	3.98%, 04/11/2029(5)	526,802

		3,117,422

	IT Services - 0.3%
	Apple, Inc.
546,000	3.25%, 02/23/2026	611,557
1,360,000	3.45%, 05/06/2024	1,500,608
	International Business Machines Corp.
2,260,000	1.95%, 05/15/2030	2,311,627
1,675,000	3.30%, 05/15/2026	1,882,150

		6,305,942

	Machinery-Diversified - 0.1%
	Otis Worldwide Corp.
140,000	2.57%, 02/15/2030(5)	147,093
295,000	3.11%, 02/15/2040(5)	300,613
525,000	3.36%, 02/15/2050(1)(5)	555,957

		1,003,663

	Media - 0.8%
	Comcast Corp.
1,140,000	3.95%, 10/15/2025	1,306,380
1,500,000	4.40%, 08/15/2035	1,857,427
585,000	4.60%, 10/15/2038	743,913
2,000,000	Cox Communications, Inc. 4.80%, 02/01/2035(5)	2,515,624
585,000	Discovery Communications LLC 4.65%, 05/15/2050	667,463
365,000	Fox Corp. 4.03%, 01/25/2024	404,585
2,386,000	Sky Ltd. 3.75%, 09/16/2024(5)	2,656,857
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	519,638
250,000	7.30%, 07/01/2038	344,111
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	152,330
	Walt Disney Co.
2,575,000	2.65%, 01/13/2031	2,728,621
385,000	4.00%, 10/01/2023	421,328

		14,318,277

	Mining - 0.1%
1,575,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(5)	1,665,011

	Oil & Gas - 0.8%
1,545,000	Aker BP ASA 3.75%, 01/15/2030(5)	1,451,101
1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(5)	1,244,205
2,380,000	BP Capital Markets plc 4.88%, 03/22/2030, (4.88% fixed rate until 03/22/2030; 5 year USD CMT + 4.398% thereafter)(8)(10)	2,457,350
2,080,000	Cimarex Energy Co. 4.38%, 06/01/2024	2,194,140
100,000	ConocoPhillips Co. 4.95%, 03/15/2026	119,928
	Equinor ASA
160,000	2.45%, 01/17/2023	167,350
2,470,000	3.00%, 04/06/2027	2,714,924
210,000	3.25%, 11/10/2024	233,054
1,290,000	Hess Corp. 7.30%, 08/15/2031	1,503,928
1,326,000	Occidental Petroleum Corp. 4.85%, 03/15/2021	1,316,055
615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(5)	663,426
1,375,000	Total Capital International S.A. 2.70%, 01/25/2023	1,447,520

		15,512,981

	Pharmaceuticals - 0.9%
	AbbVie, Inc.
645,000	3.45%, 03/15/2022(5)	670,839
975,000	3.80%, 03/15/2025(5)	1,081,778
845,000	4.45%, 05/14/2046	1,031,092
600,000	4.85%, 06/15/2044(5)	748,206
800,000	5.00%, 12/15/2021(5)	840,481
955,000	Bayer U.S. Finance LLC 3.38%, 10/08/2024(5)	1,041,606

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.4% - (continued)
	Pharmaceuticals - 0.9% - (continued)
$770,000	Bristol-Myers Squibb Co. 3.55%, 08/15/2022(5)	$817,605
955,000	Cigna Corp. 4.38%, 10/15/2028	1,130,232
	CVS Health Corp.
3,130,000	4.10%, 03/25/2025	3,539,849
511,000	4.30%, 03/25/2028	597,650
2,015,000	EMD Finance LLC 2.95%, 03/19/2022(5)	2,079,619
1,175,000	Merck & Co., Inc. 2.80%, 05/18/2023	1,252,010
410,000	Pfizer, Inc. 1.70%, 05/28/2030	416,777
	Takeda Pharmaceutical Co., Ltd.
520,000	3.03%, 07/09/2040	523,828
650,000	3.18%, 07/09/2050	647,891
820,000	Upjohn, Inc. 3.85%, 06/22/2040(5)	881,217

		17,300,680

	Pipelines - 0.6%
	Energy Transfer Operating L.P.
125,000	5.00%, 05/15/2050	118,720
872,000	7.60%, 02/01/2024	995,680
375,000	Energy Transfer Partners L.P. 4.50%, 11/01/2023	402,586
	Enterprise Products Operating LLC
100,000	3.70%, 01/31/2051	104,736
145,000	3.95%, 01/31/2060	149,423
	MPLX L.P.
485,000	4.00%, 03/15/2028	511,088
1,280,000	4.13%, 03/01/2027	1,363,483
2,425,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	2,588,193
	Sunoco Logistics Partners Operations L.P.
509,000	4.40%, 04/01/2021	518,957
1,075,000	5.35%, 05/15/2045	1,052,907
425,000	TransCanada PipeLines Ltd. 4.10%, 04/15/2030	484,008
2,470,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	2,462,096

		10,751,877

	Real Estate - 0.1%
1,170,000	WEA Finance LLC 4.13%, 09/20/2028(5)	1,187,009
1,400,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(5)	1,401,792

		2,588,801

	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
975,000	3.45%, 09/15/2021	1,008,700
375,000	4.40%, 02/15/2026	433,175
400,000	5.00%, 02/15/2024	456,178
1,950,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	2,002,206
985,000	Equinix, Inc. 3.00%, 07/15/2050	953,884
	Healthpeak Properties, Inc.
980,000	3.00%, 01/15/2030	1,024,366
2,000,000	4.00%, 06/01/2025	2,215,019
470,000	SBA Tower Trust 2.84%, 01/15/2025(5)	484,584
500,000	Simon Property Group L.P. 2.45%, 09/13/2029	494,250
780,000	VEREIT Operating Partnership L.P. 3.40%, 01/15/2028	786,020

		9,858,382

	Retail - 0.3%
1,000,000	AutoZone, Inc. 3.25%, 04/15/2025	1,090,185
	CVS Health Corp.
2,100,000	4.00%, 12/05/2023	2,303,536
685,000	4.88%, 07/20/2035	865,439
355,000	Lowe’s Cos., Inc. 4.55%, 04/05/2049	446,766
350,000	McDonald’s Corp. 3.63%, 09/01/2049	384,032
315,000	Starbucks Corp. 3.35%, 03/12/2050	320,819
340,000	TJX Cos., Inc. 4.50%, 04/15/2050	436,908

		5,847,685

The accompanying notes are an integral part of these financial statements.

29

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.4% - (continued)
	Semiconductors - 0.3%
$625,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	$675,385
	Broadcom, Inc.
1,952,000	4.11%, 09/15/2028(5)	2,126,750
110,000	4.25%, 04/15/2026(5)	122,419
2,430,000	4.70%, 04/15/2025(5)	2,738,062

		5,662,616

	Software - 0.3%
1,820,000	Fiserv, Inc. 3.20%, 07/01/2026	2,014,394
	Microsoft Corp.
1,605,000	2.40%, 08/08/2026	1,751,783
1,000,000	3.70%, 08/08/2046	1,245,285
510,000	Oracle Corp. 3.60%, 04/01/2050	567,569

		5,579,031

	Telecommunications - 1.1%
	AT&T, Inc.
1,865,000	2.30%, 06/01/2027	1,930,779
2,325,000	3.60%, 07/15/2025	2,582,789
2,185,000	4.45%, 04/01/2024	2,454,897
1,125,000	British Telecommunications plc 3.25%, 11/08/2029(5)	1,226,651
	Deutsche Telekom International Finance B.V.
450,000	3.60%, 01/19/2027(5)	503,689
665,000	4.38%, 06/21/2028(5)	788,261
576,000	Orange S.A. 9.00%, 03/01/2031	939,739
2,440,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(5)	2,647,937
2,535,000	T-Mobile USA, Inc. 2.05%, 02/15/2028(5)	2,536,192
	Telefonica Emisiones S.A.
1,035,000	5.21%, 03/08/2047	1,289,121
300,000	5.52%, 03/01/2049	394,541
	Verizon Communications, Inc.
781,000	4.52%, 09/15/2048	1,033,115
222,000	4.67%, 03/15/2055	301,783
715,000	4.75%, 11/01/2041	945,324
283,000	4.81%, 03/15/2039	369,676

		19,944,494

	Transportation - 0.4%
	FedEx Corp.
62,000	4.05%, 02/15/2048	63,719
155,000	4.10%, 02/01/2045	157,505
211,000	4.55%, 04/01/2046	227,486
425,000	4.75%, 11/15/2045	468,606
397,000	4.95%, 10/17/2048	460,606
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
155,000	2.70%, 11/01/2024(5)	159,467
1,100,000	3.38%, 02/01/2022(5)	1,128,411
2,850,000	3.95%, 03/10/2025(5)	3,089,229
	Union Pacific Corp.
795,000	3.25%, 02/05/2050	871,001
465,000	3.75%, 02/05/2070	517,967

		7,143,997

	Water - 0.0%
625,000	American Water Capital Corp. 2.95%, 09/01/2027	688,114

	Total Corporate Bonds (cost $304,663,220)	$328,624,233

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
	Qatar - 0.5%
	Qatar Government International Bond
$4,990,000	2.38%, 06/02/2021(5)	$5,049,880
1,260,000	3.75%, 04/16/2030(5)	1,434,752

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.5% - (continued)
	Qatar - 0.5% - (continued)
$1,680,000	3.88%, 04/23/2023(5)	$1,801,565
636,000	4.00%, 03/14/2029(5)	731,325

		9,017,522

	Saudi Arabia - 0.0%
800,000	Saudi Government International Bond 2.88%, 03/04/2023(5)	834,029

	Total Foreign Government Obligations (cost $9,318,805)	$9,851,551

MUNICIPAL BONDS - 1.0%
	Airport - 0.0%
$190,000	Broward County, FL, Airport System Rev 3.48%, 10/01/2043	$189,671

	Education - 0.0%
310,000	Massachusetts School Building Auth 3.40%, 10/15/2040	316,184

	General - 0.4%
	Chicago, IL, Transit Auth
140,000	6.30%, 12/01/2021	145,387
1,000,000	6.90%, 12/01/2040	1,377,130
365,000	City of Sacramento, CA 6.42%, 08/01/2023	413,746
375,000	Metropolitan Transportation Auth, NY, Rev 6.67%, 11/15/2039	481,552
1,485,000	New York State Urban Dev Corp. Rev 2.10%, 03/15/2022	1,502,761
1,250,000	Philadelphia, PA, Auth for Industrial Dev 6.55%, 10/15/2028	1,615,625
1,335,000	Sales Tax Securitization Corp., IL 4.79%, 01/01/2048	1,646,389

		7,182,590

	General Obligation - 0.2%
	California State, GO Taxable
420,000	7.35%, 11/01/2039	706,511
5,000	7.55%, 04/01/2039(1)	8,904
685,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.72%, 12/01/2038	989,791
1,180,000	State of Illinois, GO 5.10%, 06/01/2033	1,197,051

		2,902,257

	Higher Education - 0.0%
245,000	Pennsylvania State University 2.84%, 09/01/2050	255,366

	Power - 0.0%
485,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	505,714

	Transportation - 0.2%
225,000	Bay Area Toll Auth, CA 2.57%, 04/01/2031	242,057
	Foothill-Eastern Transportation Corridor Agency, CA
705,000	3.92%, 01/15/2053	738,276
95,000	4.09%, 01/15/2049	97,546
875,000	Illinois State Toll Highway Auth 6.18%, 01/01/2034	1,254,041
	Metropolitan Transportation Auth
640,000	5.18%, 11/15/2049	746,573
35,000	6.20%, 11/15/2026	39,956
570,000	New York and New Jersey Port Auth, Taxable Rev 6.04%, 12/01/2029	772,128

		3,890,577

	Utility - Electric - 0.2%
785,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	1,072,318
	Municipal Electric Auth, GA
1,580,000	6.64%, 04/01/2057	2,297,762

The accompanying notes are an integral part of these financial statements.

30

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.0% - (continued)
	Utility - Electric - 0.2% - (continued)
$408,000	6.66%, 04/01/2057	$597,949

		3,968,029

	Total Municipal Bonds (cost $16,622,426)	$19,210,388

U.S. GOVERNMENT AGENCIES - 1.1%
	Mortgage-Backed Agencies - 1.1%
	FHLMC - 0.0%
$570,000	2.28%, 07/25/2026	$616,676
13,368	3.80%, 04/01/2029, 12 mo. USD CMT + 2.253%(6)	13,499
24,204	4.00%, 03/01/2041	26,527

		656,702

	FNMA - 0.4%
387,160	1.12%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(6)	386,163
650,000	2.78%, 06/01/2026	711,715
1,414,127	3.00%, 03/25/2053	1,470,677
325,000	3.07%, 02/01/2025	355,338
2,978,791	3.50%, 06/25/2059	3,311,883
29,971	4.50%, 11/01/2023	32,146
97,118	4.50%, 03/01/2038	107,086
54,013	4.50%, 11/01/2039	60,052
33,903	4.50%, 04/01/2040	37,410
75,296	4.50%, 08/01/2040	83,222
31,235	4.50%, 02/01/2041	34,768
416,851	4.50%, 04/01/2041	460,526
301,613	4.50%, 06/01/2041	335,570
367,699	4.50%, 07/01/2041	408,853
96,085	4.50%, 09/01/2041	105,301
58,317	4.50%, 07/01/2044	63,371

		7,964,081

	GNMA - 0.2%
68,377	5.00%, 07/15/2037	78,152
6,122	6.00%, 06/15/2024	6,796
3,908	6.00%, 07/15/2026	4,338
1,588	6.00%, 01/15/2028	1,763
1,600	6.00%, 03/15/2028	1,802
27,337	6.00%, 04/15/2028	30,427
57,622	6.00%, 05/15/2028	64,031
16,634	6.00%, 06/15/2028	18,481
35,275	6.00%, 07/15/2028	39,232
10,678	6.00%, 08/15/2028	11,866
38,890	6.00%, 09/15/2028	43,212
82,151	6.00%, 10/15/2028	91,305
69,419	6.00%, 11/15/2028	77,101
77,592	6.00%, 12/15/2028	86,222
1,880	6.00%, 12/15/2031	2,167
18,509	6.00%, 09/15/2032	21,847
7,337	6.00%, 11/15/2032	8,452
1,835	6.00%, 04/15/2033	2,041
75,564	6.00%, 06/15/2033	86,715
25,777	6.00%, 10/15/2033	30,721
3,215	6.00%, 11/15/2033	3,764
48,910	6.00%, 10/15/2034	55,096
54,721	6.00%, 01/15/2035	61,163
6,818	6.00%, 05/15/2035	7,581
10,782	6.00%, 06/15/2035	12,184
435	6.50%, 03/15/2026	478
3,513	6.50%, 01/15/2028	3,867
30,521	6.50%, 03/15/2028	33,595
87,991	6.50%, 04/15/2028	96,867
26,343	6.50%, 05/15/2028	28,997
127,374	6.50%, 06/15/2028	140,332
5,935	6.50%, 10/15/2028	6,587

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 1.1% - (continued)

	Mortgage-Backed Agencies - 1.1% - (continued)
	GNMA - 0.2% - (continued)
$2,165	6.50%, 02/15/2035	$2,541
11,226	7.00%, 11/15/2031	12,646
5,644	7.00%, 03/15/2032	6,372
908,767	7.00%, 11/15/2032	1,101,145
119,677	7.00%, 01/15/2033	142,067
127,827	7.00%, 05/15/2033	150,953
21,137	7.00%, 07/15/2033	24,601
148,077	7.00%, 11/15/2033	175,553
58,835	7.50%, 09/16/2035	68,217
105	8.00%, 09/15/2026	116
39	8.00%, 11/15/2026	40
6,492	8.00%, 12/15/2026	7,436
104	8.00%, 09/15/2027	108
4,194	8.00%, 07/15/2029	4,905
8,511	8.00%, 12/15/2029	8,857
3,731	8.00%, 01/15/2030	3,860
3,381	8.00%, 02/15/2030	3,411
798	8.00%, 03/15/2030	810
19,821	8.00%, 04/15/2030	20,058
4,160	8.00%, 05/15/2030	4,344
31,973	8.00%, 06/15/2030	33,475
1,971	8.00%, 07/15/2030	2,063
57,233	8.00%, 08/15/2030	59,117
14,219	8.00%, 09/15/2030	14,695
6,398	8.00%, 11/15/2030	6,485
88,017	8.00%, 12/15/2030	99,851

		3,110,908

	UMBS - 0.5%
4,600,000	2.50%, 07/14/2050(11)	4,795,500
4,500,000	2.50%, 08/13/2050(11)	4,683,955

		9,479,455

	Total U.S. Government Agencies (cost $20,342,242)	$21,211,146

U.S. GOVERNMENT SECURITIES - 8.5%
	U.S. Treasury Securities - 8.5%
	U.S. Treasury Bonds - 5.3%
$3,385,000	1.25%, 05/15/2050	$3,252,377
1,450,000	2.00%, 02/15/2050	1,660,590
19,250,000	2.50%, 02/15/2045(12)	23,745,176
6,214,000	2.75%, 11/15/2047	8,130,145
9,735,800	2.88%, 05/15/2043	12,718,530
1,030,000	3.00%, 08/15/2048	1,416,491
7,895,000	3.13%, 08/15/2044	10,765,264
4,630,000	3.38%, 05/15/2044	6,548,556
21,300,000	4.38%, 02/15/2038	33,107,356

		101,344,485

	U.S. Treasury Notes - 3.2%
7,155,000	0.13%, 05/31/2022	7,149,690
4,260,000	0.13%, 06/30/2022	4,257,338
1,715,000	0.13%, 05/15/2023	1,712,454
18,525,000	0.25%, 05/31/2025	18,502,567
2,415,000	0.63%, 05/15/2030	2,408,302
2,730,000	1.13%, 02/28/2025	2,839,413
2,505,000	1.50%, 02/15/2030	2,707,944
8,520,000	1.63%, 10/31/2026	9,151,345
1,300,000	1.63%, 08/15/2029	1,418,473
1,420,000	1.75%, 11/15/2029	1,567,769
8,205,000	2.13%, 03/31/2024	8,790,888

The accompanying notes are an integral part of these financial statements.

31

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 8.5% - (continued)
	U.S. Treasury Securities - 8.5% - (continued)
	U.S. Treasury Notes - 3.2% - (continued)
$80,000	2.38%, 05/15/2029	$92,325

		60,598,508

	Total U.S. Government Securities (cost $131,033,613)	$161,942,993

	Total Long-Term Investments (cost $1,474,749,432)	$1,866,738,174

SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 1.4%
25,462,280	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $25,462,322; collateralized by U.S. Treasury Bond at 3.625%, maturing 02/15/2044, with a market value of $25,971,590	$25,462,280

	Securities Lending Collateral - 0.0%
34,288	Citibank NA DDCA, 0.08%, 07/01/2020(13)	34,288
251,010	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(13)	251,010
400,462	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(13)	400,462

		685,760

	Total Short-Term Investments (cost $26,148,040)	$26,148,040

Total Investments (cost $1,500,897,472)	100.0%	$1,892,886,214
Other Assets and Liabilities	0.0%	(295,597)

Total Net Assets	100.0%	$1,892,590,617

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2020, the aggregate fair value of these securities was $3,999,844, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $3,999,844 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	11,702,200	$5,090,681	$1,521,286
11/2013	Tory Burch LLC	67,006	5,251,707	2,478,558

			$10,342,388	$3,999,844

(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $153,129,291, representing 8.1% of net assets.

(6)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2020. Base lending rates may be subject to a floor or cap.

(7)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(11)	Represents or includes a TBA transaction.

(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2020, the market value of securities pledged was $684,601.

(13)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

32

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Futures Contracts Outstanding at June 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	33	09/30/2020	$4,149,492	$7,216

Short position contracts:
U.S. Treasury 10-Year Note Future	18	09/21/2020	$2,505,094	$(9,017)
U.S. Treasury Long Bond Future	20	09/21/2020	3,571,250	(53,162)

Total				$(62,179)

Total futures contracts				$(54,963)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$12,353,236	$12,353,236	$—	$—
Banks	88,784,908	88,784,908	—	—
Capital Goods	122,471,478	122,471,478	—	—
Consumer Durables & Apparel	37,486,063	37,486,063	—	—
Consumer Services	19,851,001	19,851,001	—	—
Diversified Financials	30,524,283	30,524,283	—	—
Energy	16,271,861	16,271,861	—	—
Food & Staples Retailing	16,501,034	16,501,034	—	—
Food, Beverage & Tobacco	28,695,677	28,695,677	—	—
Health Care Equipment & Services	110,370,946	110,370,946	—	—
Insurance	42,035,286	42,035,286	—	—
Materials	48,061,266	48,061,266	—	—
Media & Entertainment	134,543,121	134,543,121	—	—
Pharmaceuticals, Biotechnology & Life Sciences	129,268,074	94,988,146	34,279,928	—
Real Estate	16,015,395	16,015,395	—	—
Retailing	60,924,878	56,925,034	—	3,999,844
Semiconductors & Semiconductor Equipment	82,553,841	82,553,841	—	—
Software & Services	178,306,699	178,306,699	—	—
Technology Hardware & Equipment	51,085,166	51,085,166	—	—
Transportation	34,237,448	34,237,448	—	—
Utilities	14,968,936	14,968,936	—	—
Asset & Commercial Mortgage-Backed Securities	50,587,266	—	50,587,266	—
Corporate Bonds	328,624,233	—	328,624,233	—
Foreign Government Obligations	9,851,551	—	9,851,551	—
Municipal Bonds	19,210,388	—	19,210,388	—
U.S. Government Agencies	21,211,146	—	21,211,146	—
U.S. Government Securities	161,942,993	—	161,942,993	—
Short-Term Investments	26,148,040	685,760	25,462,280	—
Futures Contracts(2)	7,216	7,216	—	—

Total	$1,892,893,430	$1,237,723,801	$651,169,785	$3,999,844

Liabilities
Futures Contracts(2)	$(62,179)	$(62,179)	$—	$—

Total	$(62,179)	$(62,179)	$—	$—

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended June 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

33

Hartford Capital Appreciation HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Automobiles & Components - 0.7%
17,273	Ferrari N.V.	$2,958,782
567,101	General Motors Co.	14,347,656
4,909	Tesla, Inc.*	5,300,787
27,736	Thor Industries, Inc.	2,954,716

		25,561,941

	Banks - 1.4%
222,477	Atlantic Union Bankshares Corp.	5,152,567
619,306	Bank of America Corp.	14,708,517
323,872	Bank OZK	7,601,276
106,216	BNP Paribas S.A.*	4,243,754
120,341	Citizens Financial Group, Inc.	3,037,407
109,695	PNC Financial Services Group, Inc.	11,541,011
247,190	Zions Bancorp NA	8,404,460

		54,688,992

	Capital Goods - 5.4%
109,910	3M Co.	17,144,861
147,839	A.O. Smith Corp.	6,966,174
101,517	Airbus SE*	7,274,078
108,745	Deere & Co.	17,089,277
111,475	Dover Corp.	10,764,026
271,056	Emerson Electric Co.	16,813,604
97,100	Fortive Corp.	6,569,786
174,063	General Dynamics Corp.	26,015,456
350,600	HF Global, Inc.(1)(2)(3)	5,017,086
223,557	Johnson Controls International plc	7,632,236
43,859	Lockheed Martin Corp.	16,005,026
124,512	Middleby Corp.*	9,828,977
43,932	Northrop Grumman Corp.	13,506,454
146,150	Pentair plc	5,552,238
170,331	Raytheon Technologies Corp.	10,495,796
11,821	Rockwell Automation, Inc.	2,517,873
17,354	Safran S.A.*	1,745,661
851,330	Sanwa Holdings Corp.	7,650,554
119,777	Trane Technologies plc	10,657,757
246,540	Westinghouse Air Brake Technologies Corp.	14,193,308

		213,440,228

	Commercial & Professional Services - 2.3%
350,466	Copart, Inc.*	29,183,304
46,891	CoStar Group, Inc.*	33,324,027
14,940	Equifax, Inc.	2,567,887
190,679	Herman Miller, Inc.	4,501,931
95,810	Recruit Holdings Co., Ltd.	3,294,922
64,599	TransUnion	5,622,697
119,946	Waste Connections, Inc.	11,249,736

		89,744,504

	Consumer Durables & Apparel - 3.1%
14,768	adidas AG*	3,893,606
234,952	Carter’s, Inc.	18,960,626
399,328	NIKE, Inc. Class B	39,154,110
196,509	Peloton Interactive, Inc. Class A*	11,352,325
84,673	Polaris Industries, Inc.	7,836,486
241,692	Steven Madden Ltd.	5,967,376
575,393	VF Corp.	35,064,449

		122,228,978

	Consumer Services - 2.4%
304,736	Aramark	6,877,891
585,251	Compass Group plc	8,052,152
7,774	Domino’s Pizza, Inc.	2,872,027
159,022	DraftKings, Inc.*(2)(3)	5,126,869
2,703	DraftKings, Inc. Class A*	89,902
167,907	Las Vegas Sands Corp.	7,646,485
241,134	McDonald’s Corp.	44,481,989

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Consumer Services - 2.4% - (continued)
16,301	New Oriental Education & Technology Group, Inc. ADR*	$2,122,879
44,307	Vail Resorts, Inc.	8,070,520
99,504	Yum! Brands, Inc.	8,647,893

		93,988,607

	Diversified Financials - 3.9%
351,229	American Express Co.	33,437,001
489,795	Bank of New York Mellon Corp.	18,930,577
23,951	BlackRock, Inc.	13,031,500
205,626	Blackstone Group, Inc. Class A	11,650,769
61,788	Brookfield Asset Management, Inc. Class A	2,033,506
304,539	Charles Schwab Corp.	10,275,146
335,874	Equitable Holdings, Inc.	6,479,009
53,974	London Stock Exchange Group plc	5,613,035
278,939	Raymond James Financial, Inc.	19,199,371
1,224,068	SLM Corp.	8,605,198
393,163	TD Ameritrade Holding Corp.	14,303,270
195,340	Voya Financial, Inc.	9,112,611

		152,670,993

	Energy - 0.9%
674,349	Canadian Natural Resources Ltd.	11,753,903
162,941	Concho Resources, Inc.	8,391,462
172,198	Diamondback Energy, Inc.	7,201,320
320,917	Halliburton Co.	4,165,503
305,841	Tenaris S.A. ADR	3,954,524

		35,466,712

	Food & Staples Retailing - 1.2%
317,533	Sysco Corp.	17,356,354
232,992	Walmart, Inc.	27,907,782

		45,264,136

	Food, Beverage & Tobacco - 8.0%
797,363	Altria Group, Inc.	31,296,498
211,303	Archer-Daniels-Midland Co.	8,430,990
138,327	Campbell Soup Co.	6,865,169
845,019	Coca-Cola Co.	37,755,449
89,954	Constellation Brands, Inc. Class A	15,737,452
846,504	Diageo plc	28,135,546
327,345	General Mills, Inc.	20,180,819
139,067	JM Smucker Co.	14,714,679
154,177	Kellogg Co.	10,184,933
684,341	Keurig Dr Pepper, Inc.(4)	19,435,284
330,968	Mondelez International, Inc. Class A	16,922,394
494,730	Monster Beverage Corp.*	34,294,684
265,484	PepsiCo., Inc.	35,112,914
353,965	Philip Morris International, Inc.	24,798,788
217,574	Tyson Foods, Inc. Class A	12,991,343

		316,856,942

	Health Care Equipment & Services - 9.5%
47,929	ABIOMED, Inc.*	11,577,729
11,100	Align Technology, Inc.*	3,046,284
25,896	Anthem, Inc.	6,810,130
221,865	Baxter International, Inc.	19,102,576
314,649	Centene Corp.*	19,995,944
434,726	CVS Health Corp.	28,244,148
220,861	Danaher Corp.	39,054,851
344,860	Dentsply Sirona, Inc.	15,194,532
44,990	DexCom, Inc.*	18,238,946
180,997	Insulet Corp.*	35,160,477
57,891	Intuitive Surgical, Inc.*	32,988,029
476,080	Medtronic plc	43,656,536
71,175	Quest Diagnostics, Inc.	8,111,103
56,311	Teleflex, Inc.	20,496,078

The accompanying notes are an integral part of these financial statements.

34

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Health Care Equipment & Services - 9.5% - (continued)
166,167	UnitedHealth Group, Inc.	$49,010,957
96,046	Veeva Systems, Inc. Class A*	22,515,103

		373,203,423

	Household & Personal Products - 2.5%
49,660	Clorox Co.	10,893,914
526,971	Colgate-Palmolive Co.	38,605,895
228,612	Kimberly-Clark Corp.	32,314,306
130,252	Procter & Gamble Co.	15,574,232

		97,388,347

	Insurance - 3.8%
919,754	Aflac, Inc.	33,138,737
133,079	American International Group, Inc.	4,149,403
353,729	Athene Holding Ltd. Class A*	11,032,807
321,829	Chubb Ltd.	40,749,988
614,754	CNO Financial Group, Inc.	9,571,720
104,290	Globe Life, Inc.	7,741,447
197,204	Marsh & McLennan Cos., Inc.	21,173,793
485,690	MetLife, Inc.	17,737,399
271,935	Unum Group	4,511,402

		149,806,696

	Materials - 2.7%
120,255	Celanese Corp.	10,382,817
228,035	CRH plc	7,825,569
85,249	Ecolab, Inc.	16,960,289
192,867	FMC Corp.	19,213,411
159,640	Linde plc	33,861,240
124,612	Nutrien Ltd.	4,003,812
144,613	Reliance Steel & Aluminum Co.	13,728,112

		105,975,250

	Media & Entertainment - 6.6%
298,052	Activision Blizzard, Inc.	22,622,147
7,213	Alphabet, Inc. Class A*	10,228,395
4,166	Charter Communications, Inc. Class A*	2,124,827
878,556	Comcast Corp. Class A	34,246,113
60,569	Electronic Arts, Inc.*	7,998,136
110,703	Facebook, Inc. Class A*	25,137,330
35,642	Live Nation Entertainment, Inc.*	1,580,010
196,281	Match Group, Inc.*(4)	21,011,881
51,850	Match Group, Inc.*	5,550,542
70,645	Netflix, Inc.*	32,146,301
406,807	Omnicom Group, Inc.	22,211,662
768,370	Pinterest, Inc. Class A*	17,034,763
165,912	Roku, Inc.*	19,333,725
393,454	Snap, Inc. Class A*	9,242,234
63,582	Spotify Technology S.A.*	16,416,237
88,547	Tencent Holdings Ltd.	5,673,903
72,735	Walt Disney Co.	8,110,680

		260,668,886

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
130,923	Alnylam Pharmaceuticals, Inc.*	19,391,005
291,039	AstraZeneca plc ADR	15,393,053
98,853	Bristol-Myers Squibb Co.	5,812,556
40,927	ChemoCentryx, Inc.*	2,354,940
310,773	Elanco Animal Health, Inc.*	6,666,081
29,851	Eli Lilly & Co.	4,900,937
135,454	Exact Sciences Corp.*	11,776,371
1,181	Galapagos N.V. ADR*(4)	232,999
42,840	Galapagos N.V.*	8,455,656
7,266	Illumina, Inc.*	2,690,963
276,853	Johnson & Johnson	38,933,837
22,540	Mettler-Toledo International, Inc.*	18,157,097

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.7% - (continued)
155,744	Pfizer, Inc.	$5,092,829
106,724	PTC Therapeutics, Inc.*	5,415,176
46,707	Regeneron Pharmaceuticals, Inc.*	29,128,821
115,679	Seattle Genetics, Inc.*	19,656,176
52,717	Thermo Fisher Scientific, Inc.	19,101,478
48,856	Waters Corp.*	8,813,622
165,427	Wuxi Biologics Cayman, Inc.*(5)	3,036,512

		225,010,109

	Real Estate - 3.5%
91,646	Alexandria Real Estate Equities, Inc. REIT	14,869,564
55,984	American Tower Corp. REIT	14,474,103
461,568	Americold Realty Trust REIT	16,754,918
82,062	Camden Property Trust REIT	7,485,696
60,213	Crown Castle International Corp. REIT	10,076,646
73,336	Digital Realty Trust, Inc. REIT	10,421,779
34,801	Equinix, Inc. REIT	24,440,742
119,604	Prologis, Inc. REIT	11,162,641
76,234	Public Storage REIT	14,628,542
751,530	VICI Properties, Inc. REIT	15,173,391

		139,488,022

	Retailing - 6.6%
112,939	Alibaba Group Holding Ltd. ADR*	24,360,942
8,451,700	Allstar Co.*(1)(2)(3)	1,098,721
29,589	Amazon.com, Inc.*	81,630,725
8,986	AutoZone, Inc.*	10,137,286
10,336	Booking Holdings, Inc.*	16,458,426
56,184	Dollar General Corp.	10,703,614
179,850	Dollar Tree, Inc.*	16,668,498
87,619	Expedia Group, Inc.	7,202,282
159,807	Lowe’s Cos., Inc.	21,593,122
101,000	Meituan Dianping Class B*	2,256,982
1,264,019	TJX Cos., Inc.	63,908,801
115,140	Tory Burch LLC*(1)(2)(3)	4,259,017

		260,278,416

	Semiconductors & Semiconductor Equipment - 3.6%
365,178	Advanced Micro Devices, Inc.*	19,212,015
10,217	ASML Holding N.V.	3,737,510
48,244	Broadcom, Inc.	15,226,289
127,212	Infineon Technologies AG	2,980,854
386,364	Intel Corp.	23,116,158
56,033	KLA Corp.	10,897,298
455,131	Marvell Technology Group Ltd.	15,956,893
235,164	Micron Technology, Inc.*	12,115,649
98,731	NVIDIA Corp.	37,508,894

		140,751,560

	Software & Services - 13.7%
107,811	Accenture plc Class A	23,149,178
136,100	Amdocs Ltd.	8,285,768
170,377	CDK Global, Inc.	7,057,015
45,327	Citrix Systems, Inc.	6,704,317
12,161	DocuSign, Inc.*	2,094,246
16,880	Fair Isaac Corp.*	7,056,515
31,411	Fidelity National Information Services, Inc.	4,211,901
120,567	FleetCor Technologies, Inc.*	30,326,217
839,938	Genpact Ltd.	30,674,536
172,480	Global Payments, Inc.	29,256,058
458,000	GoDaddy, Inc. Class A*	33,585,140
137,086	Guidewire Software, Inc.*	15,195,983
350,255	International Business Machines Corp.	42,300,296
11,363	Intuit, Inc.	3,365,607
56,269	Leidos Holdings, Inc.	5,270,717
182,363	Microsoft Corp.	37,112,694
610,156	Oracle Corp.	33,723,322

The accompanying notes are an integral part of these financial statements.

35

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Software & Services - 13.7% - (continued)
4,737	Paycom Software, Inc.*	$1,467,191
154,225	PayPal Holdings, Inc.*	26,870,622
14,488	RingCentral, Inc. Class A*	4,129,225
18,795	salesforce.com, Inc.*	3,520,867
26,018	ServiceNow, Inc.*	10,538,851
605,948	Slack Technologies, Inc. Class A*(4)	18,838,923
126,967	Splunk, Inc.*	25,228,343
271,088	Square, Inc. Class A*	28,447,975
90,469	VeriSign, Inc.*	18,711,703
78,874	Visa, Inc. Class A	15,236,091
69,631	VMware, Inc. Class A*(4)	10,783,057
122,072	WEX, Inc.*	20,143,101
180,039	Workday, Inc. Class A*	33,732,107
43,112	Worldline S.A.*(5)	3,758,911

		540,776,477

	Technology Hardware & Equipment - 4.0%
203,910	Apple, Inc.	74,386,368
158,089	CDW Corp.	18,366,780
390,939	Cisco Systems, Inc.	18,233,395
57,349	Coherent, Inc.*	7,511,572
9,170	Keyence Corp.	3,842,795
175,712	Lumentum Holdings, Inc.*	14,308,228
22,330	Motorola Solutions, Inc.	3,129,103
276,160	Samsung Electronics Co., Ltd.	12,224,949
122,028	Western Digital Corp.	5,387,536

		157,390,726

	Telecommunication Services - 1.2%
52,086	Cellnex Telecom S.A.(5)	3,181,295
124,900	KDDI Corp.	3,726,659
307,014	T-Mobile U.S., Inc.*	31,975,508
170,923	Verizon Communications, Inc.	9,422,985

		48,306,447

	Transportation - 2.8%
269,216	Canadian National Railway Co.	23,818,160
28,774	J.B. Hunt Transport Services, Inc.	3,462,663
314,200	Localiza Rent a Car S.A.	2,363,679
267,233	Southwest Airlines Co.	9,134,024
706,321	Uber Technologies, Inc.*	21,952,457
177,816	Union Pacific Corp.	30,063,351
179,263	United Parcel Service, Inc. Class B	19,930,460

		110,724,794

	Utilities - 1.4%
105,464	Consolidated Edison, Inc.	7,586,026
103,641	Duke Energy Corp.	8,279,879
496,687	Exelon Corp.	18,024,771
1,339,445	Iberdrola S.A.	15,637,591
89,859	Pinnacle West Capital Corp.	6,585,766

		56,114,033

	Total Common Stocks (cost $3,249,513,748)	$3,815,795,219

EXCHANGE-TRADED FUNDS - 0.6%
	Other Investment Pools & Funds - 0.6%
119,376	iShares Russell 1000 Growth ETF	$22,914,223

	Total Exchange-Traded Funds (cost $20,020,754)	$22,914,223

CONVERTIBLE PREFERRED STOCKS - 0.2%
	Consumer Services - 0.0%
16,619	Airbnb, Inc. Series E*(1)(2)(3)	$1,260,551

Shares or Principal Amount		Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.2% - (continued)
	Diversified Financials - 0.0%
85,350	Social Finance, Inc. Series F*(1)(2)(3)	$1,310,966

	Retailing - 0.1%
40,566	Honest Co., Inc. Series C*(1)(2)(3)	1,384,112

	Software & Services - 0.1%
50,200	Nanigans, Inc. Series D*(1)(2)(3)	29,116
20,891	Sharecare, Inc. Series B2*(1)(2)(3)	4,607,093
29,504	Magic Leap, Inc. Series C*(1)(2)(3)	339,886

		4,976,095

	Total Convertible Preferred Stocks (cost $10,438,958)	$8,931,724

ESCROWS - 0.0%(6)
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc.*(1)(2)(3)	$20,467

	Total Escrows (cost $—)	$20,467

WARRANTS - 0.0%
	Consumer Services - 0.0%
1,115	DraftKings, Inc. Expires 04/23/25*(2)(3)	$23,515

	Total Warrants (cost $—)	$23,515

	Total Long-Term Investments (cost $3,279,973,460)	$3,847,685,148

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 0.9%
36,448,414	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $36,448,475; collateralized by U.S. Treasury Bond at 3.625%, maturing 02/15/2044, with a market value of $37,177,504	$36,448,414

	Securities Lending Collateral - 1.3%
2,415,316	Citibank NA DDCA, 0.08%, 07/01/2020(7)	2,415,316
17,681,660	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(7)	17,681,660
28,209,334	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(7)	28,209,334

		48,306,310

	Total Short-Term Investments (cost $84,754,724)	$84,754,724

Total Investments (cost $3,364,728,184)	99.9%	$3,932,439,872
Other Assets and Liabilities	0.1%	5,385,838

Total Net Assets	100.0%	$3,937,825,710

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The accompanying notes are an integral part of these financial statements.

36

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2020, the aggregate fair value of these securities was $24,477,399, which represented 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $24,477,399 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	16,619	$1,547,136	$1,260,551
08/2011	Allstar Co.	8,451,700	3,676,649	1,098,721
07/2015	DraftKings, Inc.	159,022	1,671,692	5,126,869
04/2020	DraftKings, Inc. Warrants	1,115	—	23,515
06/2015	HF Global, Inc.	350,600	4,713,607	5,017,086
08/2014	Honest Co., Inc. Series C Convertible Preferred	40,566	1,097,606	1,384,112

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
12/2015	Magic Leap, Inc. Series C Convertible Preferred	29,504	$679,566	$339,886
03/2015	Nanigans, Inc. Series D Convertible Preferred	50,200	548,109	29,116
01/2014	One Kings Lane, Inc.	127,917	—	20,467
03/2015	Sharecare, Inc. Series B2 Convertible Preferred	20,891	5,220,034	4,607,093
09/2015	Social Finance, Inc. Series F Convertible Preferred	85,350	1,346,507	1,310,966
11/2013	Tory Burch LLC	115,140	9,024,247	4,259,017

			$29,525,153	$24,477,399

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $9,976,718, representing 0.3% of net assets.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(7)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	141	09/18/2020	$21,785,910	$(75,947)

Total futures contracts				$(75,947)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

37

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$25,561,941	$22,603,159	$2,958,782	$—
Banks	54,688,992	50,445,238	4,243,754	—
Capital Goods	213,440,228	191,752,849	16,670,293	5,017,086
Commercial & Professional Services	89,744,504	86,449,582	3,294,922	—
Consumer Durables & Apparel	122,228,978	118,335,372	3,893,606	—
Consumer Services	93,988,607	80,809,586	13,179,021	—
Diversified Financials	152,670,993	147,057,958	5,613,035	—
Energy	35,466,712	35,466,712	—	—
Food & Staples Retailing	45,264,136	45,264,136	—	—
Food, Beverage & Tobacco	316,856,942	288,721,396	28,135,546	—
Health Care Equipment & Services	373,203,423	373,203,423	—	—
Household & Personal Products	97,388,347	97,388,347	—	—
Insurance	149,806,696	149,806,696	—	—
Materials	105,975,250	98,149,681	7,825,569	—
Media & Entertainment	260,668,886	249,444,441	11,224,445	—
Pharmaceuticals, Biotechnology & Life Sciences	225,010,109	213,517,941	11,492,168	—
Real Estate	139,488,022	139,488,022	—	—
Retailing	260,278,416	252,663,696	2,256,982	5,357,738
Semiconductors & Semiconductor Equipment	140,751,560	134,033,196	6,718,364	—
Software & Services	540,776,477	537,017,566	3,758,911	—
Technology Hardware & Equipment	157,390,726	141,322,982	16,067,744	—
Telecommunication Services	48,306,447	41,398,493	6,907,954	—
Transportation	110,724,794	110,724,794	—	—
Utilities	56,114,033	40,476,442	15,637,591	—
Exchange-Traded Funds	22,914,223	22,914,223	—	—
Convertible Preferred Stocks	8,931,724	—	—	8,931,724
Escrows	20,467	—	—	20,467
Warrants	23,515	—	23,515	—
Short-Term Investments	84,754,724	48,306,310	36,448,414	—

Total	$3,932,439,872	$3,716,762,241	$196,350,616	$19,327,015

Liabilities
Futures Contracts(2)	$(75,947)	$(75,947)	$—	$—

Total	$(75,947)	$(75,947)	$—	$—

(1)

For the six-month period ended June 30, 2020, investments valued at $1,760,386 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended June 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

38

Hartford Disciplined Equity HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Banks - 5.1%
458,006	Bank of America Corp.	$10,877,642
124,614	JP Morgan Chase & Co.	11,721,193
67,661	PNC Financial Services Group, Inc.	7,118,614

		29,717,449

	Capital Goods - 5.6%
74,530	AMETEK, Inc.	6,660,746
101,881	Fortune Brands Home & Security, Inc.	6,513,252
31,104	IDEX Corp.	4,915,676
46,202	Illinois Tool Works, Inc.	8,078,420
101,524	Raytheon Technologies Corp.	6,255,909

		32,424,003

	Commercial & Professional Services - 2.1%
35,459	Equifax, Inc.	6,094,693
74,533	Republic Services, Inc.	6,115,433

		12,210,126

	Consumer Durables & Apparel - 2.1%
68,775	NIKE, Inc. Class B	6,743,389
90,238	VF Corp.	5,499,103

		12,242,492

	Consumer Services - 1.5%
47,806	McDonald’s Corp.	8,818,773

	Diversified Financials - 3.3%
65,981	American Express Co.	6,281,391
11,346	BlackRock, Inc.	6,173,245
139,385	Morgan Stanley	6,732,296

		19,186,932

	Energy - 0.7%
76,922	EOG Resources, Inc.	3,896,869

	Food & Staples Retailing - 3.0%
26,703	Costco Wholesale Corp.	8,096,617
80,467	Walmart, Inc.	9,638,337

		17,734,954

	Food, Beverage & Tobacco - 3.8%
46,045	Constellation Brands, Inc. Class A	8,055,573
105,126	Kellogg Co.	6,944,623
100,581	Monster Beverage Corp.*	6,972,275

		21,972,471

	Health Care Equipment & Services - 9.6%
55,491	Abbott Laboratories	5,073,542
101,204	Baxter International, Inc.	8,713,664
24,662	Becton Dickinson and Co.	5,900,877
41,821	Danaher Corp.	7,395,208
118,771	Hologic, Inc.*	6,769,947
28,237	Laboratory Corp. of America Holdings*	4,690,448
57,712	Medtronic plc	5,292,190
41,121	UnitedHealth Group, Inc.	12,128,639

		55,964,515

	Household & Personal Products - 4.0%
120,998	Colgate-Palmolive Co.	8,864,314
119,311	Procter & Gamble Co.	14,266,016

		23,130,330

	Insurance - 2.4%
56,214	Allstate Corp.	5,452,196
93,966	Athene Holding Ltd. Class A*	2,930,800
44,002	Chubb Ltd.	5,571,533

		13,954,529

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Materials - 1.7%
20,701	Ecolab, Inc.	$4,118,464
55,007	PPG Industries, Inc.	5,834,042

		9,952,506

	Media & Entertainment - 6.9%
11,742	Alphabet, Inc. Class A*	16,650,743
66,051	Facebook, Inc. Class A*	14,998,201
76,354	Walt Disney Co.	8,514,234

		40,163,178

	Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
79,981	Eli Lilly & Co.	13,131,280
30,174	Incyte Corp.*	3,137,191
104,107	Merck & Co., Inc.	8,050,594
27,493	Thermo Fisher Scientific, Inc.	9,961,814

		34,280,879

	Real Estate - 2.3%
32,322	American Tower Corp. REIT	8,356,530
54,753	Boston Properties, Inc. REIT	4,948,576

		13,305,106

	Retailing - 5.9%
9,802	Amazon.com, Inc.*	27,041,954
148,127	TJX Cos., Inc.	7,489,301

		34,531,255

	Semiconductors & Semiconductor Equipment - 5.5%
29,630	KLA Corp.	5,762,443
96,056	Micron Technology, Inc.*	4,948,805
56,910	QUALCOMM, Inc.	5,190,761
94,483	Teradyne, Inc.	7,984,758
65,996	Texas Instruments, Inc.	8,379,512

		32,266,279

	Software & Services - 13.6%
43,568	Fidelity National Information Services, Inc.	5,842,033
40,291	Global Payments, Inc.	6,834,160
56,113	GoDaddy, Inc. Class A*	4,114,766
79,625	Leidos Holdings, Inc.	7,458,474
37,511	Mastercard, Inc. Class A	11,092,003
124,337	Microsoft Corp.	25,303,823
51,725	salesforce.com, Inc.*	9,689,644
69,582	SS&C Technologies Holdings, Inc.	3,929,991
26,342	Workday, Inc. Class A*	4,935,437

		79,200,331

	Technology Hardware & Equipment - 7.8%
76,008	Apple, Inc.	27,727,718
41,108	CDW Corp.	4,775,928
241,508	Corning, Inc.	6,255,057
50,035	Motorola Solutions, Inc.	7,011,405

		45,770,108

	Telecommunication Services - 1.6%
166,815	Verizon Communications, Inc.	9,196,511

	Transportation - 1.4%
31,964	Norfolk Southern Corp.	5,611,919
83,872	Uber Technologies, Inc.*	2,606,742

		8,218,661

	Utilities - 3.5%
107,524	American Electric Power Co., Inc.	8,563,211
48,242	NextEra Energy, Inc.	11,586,281

		20,149,492

	Total Common Stocks (cost $385,276,820)	$578,287,749

The accompanying notes are an integral part of these financial statements.

39

Hartford Disciplined Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
3,113,991	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $3,113,996; collateralized by U.S. Treasury Bond at 1.875%, maturing 07/31/2026, with a market value of $3,176,303	$3,113,991

	Total Short-Term Investments (cost $3,113,991)	$3,113,991

Total Investments (cost $388,390,811)	99.8%	$581,401,740
Other Assets and Liabilities	0.2%	1,198,821

Total Net Assets	100.0%	$582,600,561

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$29,717,449	$29,717,449	$—	$—
Capital Goods	32,424,003	32,424,003	—	—
Commercial & Professional Services	12,210,126	12,210,126	—	—
Consumer Durables & Apparel	12,242,492	12,242,492	—	—
Consumer Services	8,818,773	8,818,773	—	—
Diversified Financials	19,186,932	19,186,932	—	—
Energy	3,896,869	3,896,869	—	—
Food & Staples Retailing	17,734,954	17,734,954	—	—
Food, Beverage & Tobacco	21,972,471	21,972,471	—	—
Health Care Equipment & Services	55,964,515	55,964,515	—	—
Household & Personal Products	23,130,330	23,130,330	—	—
Insurance	13,954,529	13,954,529	—	—
Materials	9,952,506	9,952,506	—	—
Media & Entertainment	40,163,178	40,163,178	—	—
Pharmaceuticals, Biotechnology & Life Sciences	34,280,879	34,280,879	—	—
Real Estate	13,305,106	13,305,106	—	—
Retailing	34,531,255	34,531,255	—	—
Semiconductors & Semiconductor Equipment	32,266,279	32,266,279	—	—
Software & Services	79,200,331	79,200,331	—	—
Technology Hardware & Equipment	45,770,108	45,770,108	—	—
Telecommunication Services	9,196,511	9,196,511	—	—
Transportation	8,218,661	8,218,661	—	—
Utilities	20,149,492	20,149,492	—	—
Short-Term Investments	3,113,991	—	3,113,991	—

Total	$581,401,740	$578,287,749	$3,113,991	$—

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

40

Hartford Dividend and Growth HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Banks - 9.6%
3,733,913	Bank of America Corp.	$88,680,434
398,287	Bank of Nova Scotia	16,425,356
659,155	Citigroup, Inc.	33,682,821
1,023,771	JP Morgan Chase & Co.	96,295,900
330,725	PNC Financial Services Group, Inc.	34,795,577

		269,880,088

	Capital Goods - 7.1%
232,449	Deere & Co.	36,529,360
138,917	Eaton Corp. plc	12,152,459
129,816	General Dynamics Corp.	19,402,299
449,520	Ingersoll Rand, Inc.*	12,640,503
1,204,898	Johnson Controls International plc	41,135,218
62,423	Lockheed Martin Corp.	22,779,401
286,490	Otis Worldwide Corp.	16,289,822
604,231	Raytheon Technologies Corp.	37,232,714

		198,161,776

	Consumer Services - 1.8%
305,714	Hilton Worldwide Holdings, Inc.(1)	22,454,693
145,270	McDonald’s Corp.	26,797,957

		49,252,650

	Diversified Financials - 4.5%
387,185	American Express Co.	36,860,012
73,760	BlackRock, Inc.	40,132,078
630,947	Charles Schwab Corp.	21,288,152
340,818	Northern Trust Corp.	27,040,500

		125,320,742

	Energy - 5.3%
606,122	Chevron Corp.	54,084,266
919,490	ConocoPhillips	38,636,970
342,983	Hess Corp.	17,769,949
556,281	Marathon Petroleum Corp.	20,793,784
473,077	Total S.A. ADR	18,194,541

		149,479,510

	Food & Staples Retailing - 2.6%
507,374	Sysco Corp.	27,733,063
385,068	Walmart, Inc.	46,123,445

		73,856,508

	Food, Beverage & Tobacco - 3.4%
951,985	Coca-Cola Co.	42,534,690
414,619	Kellogg Co.	27,389,731
184,493	PepsiCo., Inc.	24,401,044

		94,325,465

	Health Care Equipment & Services - 7.6%
262,765	Abbott Laboratories	24,024,604
138,424	Becton Dickinson and Co.	33,120,710
319,940	CVS Health Corp.	20,786,502
278,543	HCA Healthcare, Inc.	27,035,384
446,802	Medtronic plc	40,971,743
230,578	UnitedHealth Group, Inc.	68,008,981

		213,947,924

	Insurance - 4.2%
803,207	American International Group, Inc.	25,043,994
214,125	Chubb Ltd.	27,112,508
633,559	Principal Financial Group, Inc.	26,318,041
616,598	Prudential Financial, Inc.	37,550,818

		116,025,361

	Materials - 3.4%
340,551	Celanese Corp.	29,403,173
253,929	FMC Corp.	25,296,407

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Materials - 3.4% - (continued)
608,291	International Paper Co.	$21,417,926
183,527	PPG Industries, Inc.	19,464,874

		95,582,380

	Media & Entertainment - 5.7%
64,830	Alphabet, Inc. Class A*	91,932,181
1,720,611	Comcast Corp. Class A	67,069,417

		159,001,598

	Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
290,786	Agilent Technologies, Inc.	25,696,759
854,631	AstraZeneca plc ADR	45,201,433
320,968	Bristol-Myers Squibb Co.	18,872,918
534,285	Merck & Co., Inc.	41,316,259
399,585	Novartis AG ADR	34,899,754
2,132,651	Pfizer, Inc.	69,737,688

		235,724,811

	Real Estate - 2.1%
121,036	American Tower Corp. REIT	31,292,647
1,243,002	Host Hotels & Resorts, Inc. REIT	13,411,992
75,623	Public Storage REIT	14,511,297

		59,215,936

	Retailing - 4.1%
174,548	Home Depot, Inc.	43,726,020
312,505	Lowe’s Cos., Inc.	42,225,676
562,549	TJX Cos., Inc.	28,442,477

		114,394,173

	Semiconductors & Semiconductor Equipment - 5.3%
154,640	Broadcom, Inc.	48,805,931
703,778	Intel Corp.	42,107,038
78,690	KLA Corp.	15,303,631
265,173	Micron Technology, Inc.*	13,661,713
231,291	Texas Instruments, Inc.	29,367,018

		149,245,331

	Software & Services - 6.8%
113,150	Accenture plc Class A	24,295,568
112,336	International Business Machines Corp.	13,566,819
748,281	Microsoft Corp.	152,282,666

		190,145,053

	Technology Hardware & Equipment - 7.3%
196,771	Apple, Inc.	71,782,061
1,190,742	Cisco Systems, Inc.	55,536,207
1,176,635	Corning, Inc.	30,474,846
1,730,195	HP, Inc.	30,157,299
107,562	Motorola Solutions, Inc.	15,072,663

		203,023,076

	Telecommunication Services - 3.5%
1,789,114	Verizon Communications, Inc.	98,633,855

	Transportation - 1.4%
227,540	Union Pacific Corp.	38,470,188

	Utilities - 3.8%
514,536	Dominion Energy, Inc.	41,770,033
874,246	Exelon Corp.	31,726,387
278,026	Sempra Energy	32,592,988

		106,089,408

	Total Common Stocks (cost $2,077,477,165)	$2,739,775,833

The accompanying notes are an integral part of these financial statements.

41

Hartford Dividend and Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
41,527,930	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $41,527,999; collateralized by U.S. Treasury Bond at 3.625%, maturing 02/15/2044, with a market value of $42,358,553	$41,527,930

	Securities Lending Collateral - 0.0%
62,385	Citibank NA DDCA, 0.08%, 07/01/2020(2)	62,385
456,695	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(2)	456,695
728,612	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(2)	728,612

		1,247,692

	Total Short-Term Investments (cost $42,775,622)	$42,775,622

Total Investments (cost $2,120,252,787)	99.4%	$2,782,551,455
Other Assets and Liabilities	0.6%	17,780,839

Total Net Assets	100.0%	$2,800,332,294

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$269,880,088	$269,880,088	$—	$—
Capital Goods	198,161,776	198,161,776	—	—
Consumer Services	49,252,650	49,252,650	—	—
Diversified Financials	125,320,742	125,320,742	—	—
Energy	149,479,510	149,479,510	—	—
Food & Staples Retailing	73,856,508	73,856,508	—	—
Food, Beverage & Tobacco	94,325,465	94,325,465	—	—
Health Care Equipment & Services	213,947,924	213,947,924	—	—
Insurance	116,025,361	116,025,361	—	—
Materials	95,582,380	95,582,380	—	—
Media & Entertainment	159,001,598	159,001,598	—	—
Pharmaceuticals, Biotechnology & Life Sciences	235,724,811	235,724,811	—	—
Real Estate	59,215,936	59,215,936	—	—
Retailing	114,394,173	114,394,173	—	—
Semiconductors & Semiconductor Equipment	149,245,331	149,245,331	—	—
Software & Services	190,145,053	190,145,053	—	—
Technology Hardware & Equipment	203,023,076	203,023,076	—	—
Telecommunication Services	98,633,855	98,633,855	—	—
Transportation	38,470,188	38,470,188	—	—
Utilities	106,089,408	106,089,408	—	—
Short-Term Investments	42,775,622	1,247,692	41,527,930	—

Total	$2,782,551,455	$2,741,023,525	$41,527,930	$—

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

42

Hartford Global Growth HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.1%
18,592	Ferrari N.V.	$3,184,720
2,422	Tesla, Inc.*	2,615,300

		5,800,020

	Capital Goods - 5.5%
39,253	Airbus SE*	2,812,626
115,966	Assa Abloy AB Class B	2,373,532
51,138	Atlas Copco AB Class A	2,177,734
19,101	Lockheed Martin Corp.	6,970,337
10,185	Northrop Grumman Corp.	3,131,276
130,987	Sandvik AB*	2,465,929
29,684	Schneider Electric SE	3,301,947
10,900	SMC Corp.	5,601,738

		28,835,119

	Commercial & Professional Services - 0.5%
80,062	Experian plc	2,810,084

	Consumer Durables & Apparel - 0.9%
272,000	ANTA Sports Products Ltd.	2,420,004
33,227	Sony Corp.	2,293,664

		4,713,668

	Consumer Services - 1.0%
604,886	Sands China Ltd.	2,382,789
39,193	TAL Education Group ADR*	2,680,018

		5,062,807

	Diversified Financials - 4.0%
36,159	American Express Co.	3,442,337
64,206	Ares Management Corp. Class A	2,548,978
115,757	Blackstone Group, Inc. Class A	6,558,791
54,817	Julius Baer Group Ltd.	2,302,181
32,285	LPL Financial Holdings, Inc.	2,531,144
3,600	Partners Group Holding AG	3,278,494

		20,661,925

	Food, Beverage & Tobacco - 4.6%
18,399	Constellation Brands, Inc. Class A	3,218,905
286,259	Davide Campari-Milano S.p.A.(1)	2,420,879
89,191	Diageo plc	2,964,472
33,080	Heineken N.V.	3,049,790
12,900	Kweichow Moutai Co., Ltd. Class A	2,678,911
45,963	Monster Beverage Corp.*	3,186,155
57,712	Nestle S.A.	6,398,565

		23,917,677

	Health Care Equipment & Services - 4.2%
21,022	Anthem, Inc.	5,528,366
32,020	Baxter International, Inc.	2,756,922
37,473	Edwards Lifesciences Corp.*	2,589,759
6,538	IDEXX Laboratories, Inc.*	2,158,586
5,417	Intuitive Surgical, Inc.*	3,086,769
19,962	UnitedHealth Group, Inc.	5,887,792

		22,008,194

	Insurance - 1.1%
224,750	Ping An Insurance Group Co., of China Ltd. Class H	2,240,530
39,745	Progressive Corp.	3,183,972

		5,424,502

	Materials - 1.0%
26,364	FMC Corp.	2,626,382
22,724	Shin-Etsu Chemical Co., Ltd.	2,666,922

		5,293,304

	Media & Entertainment - 11.2%
10,589	Alphabet, Inc. Class C*	14,968,716
6,480	Charter Communications, Inc. Class A*	3,305,059

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Media & Entertainment - 11.2% - (continued)
25,985	Electronic Arts, Inc.*	$3,431,319
70,287	Facebook, Inc. Class A*	15,960,069
7,698	Netflix, Inc.*	3,502,898
13,169	Spotify Technology S.A.*	3,400,104
124,114	Tencent Holdings Ltd.	7,952,961
28,065	Walt Disney Co.	3,129,528
48,895	Yandex N.V. Class A*	2,445,728

		58,096,382

	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
34,209	Agilent Technologies, Inc.	3,023,049
80,594	AstraZeneca plc	8,387,773
10,251	Biogen, Inc.*	2,742,655
1,435,702	CSPC Pharmaceutical Group Ltd.	2,719,055
29,100	Eli Lilly & Co.	4,777,638
15,402	ICON plc*	2,594,621
70,652	Novartis AG	6,155,274
14,466	Seattle Genetics, Inc.*	2,458,063
11,884	Vertex Pharmaceuticals, Inc.*	3,450,044

		36,308,172

	Real Estate - 2.5%
32,180	American Tower Corp. REIT	8,319,817
260,324	Goodman Group REIT	2,686,082
21,108	Prologis, Inc. REIT	1,970,010

		12,975,909

	Retailing - 12.0%
33,513	Alibaba Group Holding Ltd. ADR*	7,228,754
11,565	Amazon.com, Inc.*	31,905,754
157,009	Dollarama, Inc.	5,222,839
25,377	Home Depot, Inc.	6,357,192
98,186	Industria de Diseno Textil S.A.	2,605,213
33,726	Ross Stores, Inc.	2,874,804
124,736	TJX Cos., Inc.	6,306,652

		62,501,208

	Semiconductors & Semiconductor Equipment - 7.9%
72,398	Advanced Micro Devices, Inc.*	3,808,859
20,760	ASML Holding N.V.	7,594,274
15,726	KLA Corp.	3,058,392
190,445	Marvell Technology Group Ltd.	6,677,002
332,095	MediaTek, Inc.	6,565,724
27,087	Microchip Technology, Inc.	2,852,532
298,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,182,495
40,403	Teradyne, Inc.	3,414,458
30,759	Texas Instruments, Inc.	3,905,470

		41,059,206

	Software & Services - 22.2%
16,313	Accenture plc Class A	3,502,727
21,043	Adobe, Inc.*	9,160,228
10,333	DocuSign, Inc.*	1,779,446
59,750	Edenred(1)	2,620,522
23,673	Fidelity National Information Services, Inc.	3,174,313
13,396	FleetCor Technologies, Inc.*	3,369,496
18,400	Global Payments, Inc.	3,121,008
11,382	Intuit, Inc.	3,371,235
34,515	Mastercard, Inc. Class A	10,206,086
163,532	Microsoft Corp.	33,280,397
40,974	Pagseguro Digital Ltd. Class A*	1,448,021
63,230	PayPal Holdings, Inc.*	11,016,563
53,977	salesforce.com, Inc.*	10,111,511
8,133	ServiceNow, Inc.*	3,294,353
103,543	Slack Technologies, Inc. Class A*(1)	3,219,152
19,878	Splunk, Inc.*	3,949,759
32,705	Visa, Inc. Class A	6,317,625

The accompanying notes are an integral part of these financial statements.

43

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Software & Services - 22.2% - (continued)
32,733	Worldline S.A.*(2)	$2,853,972

		115,796,414

	Technology Hardware & Equipment - 8.5%
92,004	Apple, Inc.	33,563,059
25,567	CDW Corp.	2,970,374
6,500	Keyence Corp.	2,723,900
58,544	Samsung Electronics Co., Ltd.	2,591,605
149,364	Sunny Optical Technology Group Co., Ltd.	2,403,936

		44,252,874

	Telecommunication Services - 2.2%
96,831	Cellnex Telecom S.A.(2)	5,914,219
53,175	T-Mobile U.S., Inc.*	5,538,176

		11,452,395

	Transportation - 2.2%
30,698	Canadian National Railway Co.	2,715,923
28,636	J.B. Hunt Transport Services, Inc.	3,446,056
34,580	Ryanair Holdings plc ADR*	2,294,037
99,375	Uber Technologies, Inc.*	3,088,575

		11,544,591

	Total Common Stocks (cost $345,496,530)	$518,514,451

RIGHTS - 0.0%
	Telecommunication Services - 0.0%
53,175	T-Mobile U.S., Inc.*	$8,934

	Total Rights (cost $19,675)	$8,934

	Total Long-Term Investments (cost $345,516,205)	$518,523,385

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.0%
150,878	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $150,878; collateralized by U.S. Treasury Bond at 2,875%, maturing 11/15/2046, with a market value of $153,988	$150,878

	Securities Lending Collateral - 0.8%
212,932	Citibank NA DDCA, 0.08%, 07/01/2020(3)	212,932
1,558,802	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.90%(3)	1,558,802
2,486,914	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(3)	2,486,914

		4,258,648

	Total Short-Term Investments (cost $4,409,526)	$4,409,526

Total Investments (cost $349,925,731)	100.4%	$522,932,911
Other Assets and Liabilities	(0.4)%	(2,255,717)

Total Net Assets	100.0%	$520,677,194

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $8,768,191, representing 1.7% of net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

44

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$5,800,020	$2,615,300	$3,184,720	$—
Capital Goods	28,835,119	10,101,613	18,733,506	—
Commercial & Professional Services	2,810,084	—	2,810,084	—
Consumer Durables & Apparel	4,713,668	—	4,713,668	—
Consumer Services	5,062,807	2,680,018	2,382,789	—
Diversified Financials	20,661,925	15,081,250	5,580,675	—
Food, Beverage & Tobacco	23,917,677	9,454,850	14,462,827	—
Health Care Equipment & Services	22,008,194	22,008,194	—	—
Insurance	5,424,502	3,183,972	2,240,530	—
Materials	5,293,304	2,626,382	2,666,922	—
Media & Entertainment	58,096,382	50,143,421	7,952,961	—
Pharmaceuticals, Biotechnology & Life Sciences	36,308,172	19,046,070	17,262,102	—
Real Estate	12,975,909	10,289,827	2,686,082	—
Retailing	62,501,208	59,895,995	2,605,213	—
Semiconductors & Semiconductor Equipment	41,059,206	23,716,713	17,342,493	—
Software & Services	115,796,414	110,321,920	5,474,494	—
Technology Hardware & Equipment	44,252,874	36,533,433	7,719,441	—
Telecommunication Services	11,452,395	5,538,176	5,914,219	—
Transportation	11,544,591	11,544,591	—	—
Rights	8,934	8,934	—	—
Short-Term Investments	4,409,526	4,258,648	150,878	—

Total	$522,932,911	$399,049,307	$123,883,604	$—

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

45

Hartford Growth Opportunities HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4%
	Automobiles & Components - 1.2%
15,009	Tesla, Inc.*	$16,206,868
57,600	Thor Industries, Inc.	6,136,128

		22,342,996

	Capital Goods - 1.8%
213,609	Fortive Corp.	14,452,785
200,026	Trane Technologies plc	17,798,313

		32,251,098

	Commercial & Professional Services - 3.1%
198,962	Copart, Inc.*	16,567,566
49,530	CoStar Group, Inc.*	35,199,485
18,785	Klarna Holding AB(1)(2)(3)	4,981,406

		56,748,457

	Consumer Durables & Apparel - 2.3%
440,487	Peloton Interactive, Inc. Class A*	25,446,934
186,682	Polaris Industries, Inc.	17,277,419

		42,724,353

	Consumer Services - 2.7%
672,993	Aramark	15,189,452
481,177	DraftKings, Inc.*(2)(3)	15,513,147
8,179	DraftKings, Inc. Class A*	272,034
96,563	Vail Resorts, Inc.	17,588,950

		48,563,583

	Diversified Financials - 1.0%
327,583	Blackstone Group, Inc. Class A	18,560,853

	Food, Beverage & Tobacco - 3.3%
198,033	Constellation Brands, Inc. Class A	34,645,873
367,984	Monster Beverage Corp.*	25,508,651

		60,154,524

	Health Care Equipment & Services - 9.2%
89,916	ABIOMED, Inc.*	21,720,109
21,000	Align Technology, Inc.*	5,763,240
155,164	Danaher Corp.	27,437,650
86,236	DexCom, Inc.*	34,960,074
171,545	Insulet Corp.*	33,324,332
59,238	Intuitive Surgical, Inc.*	33,755,590
194,198	Novocure Ltd.*	11,515,941

		168,476,936

	Media & Entertainment - 12.0%
92,525	Activision Blizzard, Inc.	7,022,647
187,257	Facebook, Inc. Class A*	42,520,447
78,885	Live Nation Entertainment, Inc.*	3,496,972
85,516	Match Group, Inc.*	9,154,488
208,377	Match Group, Inc.*(4)	22,306,758
147,281	Netflix, Inc.*	67,018,746
789,820	Snap, Inc. Class A*	18,552,872
132,078	Spotify Technology S.A.*	34,101,219
141,026	Walt Disney Co.	15,725,809

		219,899,958

	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
54,429	Argenx SE ADR*	12,259,044
54,568	Ascendis Pharma A/S ADR*	8,070,607
34,783	Biogen, Inc.*	9,306,192
689,886	Elanco Animal Health, Inc.*	14,798,055
302,711	Exact Sciences Corp.*	26,317,694
104,872	Galapagos N.V.*	20,699,382
5,016	Galapagos N.V. ADR*(4)	989,606
39,988	Reata Pharmaceuticals, Inc. Class A*	6,238,928
93,061	Thermo Fisher Scientific, Inc.	33,719,723

		132,399,231

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4% - (continued)
	Real Estate - 0.0%
10,657	We Co. Class A*(1)(2)(3)	$54,351

	Retailing - 14.1%
58,160	Amazon.com, Inc.*	160,452,971
19,911	Booking Holdings, Inc.*	31,705,082
41,578	JAND, Inc. Class A(1)(2)(3)	682,711
291,220	Lowe’s Cos., Inc.	39,349,646
468,950	TJX Cos., Inc.	23,710,112
38,805	Tory Burch LLC*(1)(2)(3)	1,435,398

		257,335,920

	Semiconductors & Semiconductor Equipment - 7.4%
686,716	Advanced Micro Devices, Inc.*	36,128,129
790,035	Marvell Technology Group Ltd.	27,698,627
186,192	NVIDIA Corp.	70,736,203

		134,562,959

	Software & Services - 20.1%
296,529	2U, Inc.*	11,256,241
36,795	Fair Isaac Corp.*	15,381,782
420,280	GoDaddy, Inc. Class A*	30,819,132
240,245	Guidewire Software, Inc.*	26,631,158
123,864	Leidos Holdings, Inc.	11,602,341
10,500	Paycom Software, Inc.*	3,252,165
343,481	PayPal Holdings, Inc.*	59,844,694
32,269	RingCentral, Inc. Class A*	9,196,988
53,694	ServiceNow, Inc.*	21,749,292
282,377	Splunk, Inc.*	56,108,310
600,843	Square, Inc. Class A*	63,052,464
315,897	Workday, Inc. Class A*	59,186,462

		368,081,029

	Technology Hardware & Equipment - 8.0%
403,615	Apple, Inc.	147,238,752

	Telecommunication Services - 0.1%
182,167	Digital Landscape Group, Inc.*	1,344,392

	Transportation - 0.9%
510,694	Uber Technologies, Inc.*	15,872,370

	Total Common Stocks (cost $1,254,936,525)	$1,726,611,762

EXCHANGE-TRADED FUNDS - 1.5%
	Other Investment Pools & Funds - 1.5%
136,238	iShares Russell 1000 Growth ETF	$26,150,884

	Total Exchange-Traded Funds (cost $23,506,671)	$26,150,884

CONVERTIBLE PREFERRED STOCKS - 1.6%
	Real Estate - 0.1%
145,709	We Co. Series D1*(1)(2)(3)	$1,137,987
114,486	We Co. Series D2*(1)(2)(3)	894,136

		2,032,123

	Retailing - 0.9%
1,605,750	Coupang LLC*(1)(2)(3)	11,914,665
102,040	Honest Co., Inc. Series C*(1)(2)(3)	3,481,605
92,843	JAND, Inc. Series D*(1)(2)(3)	1,572,760

		16,969,030

	Software & Services - 0.6%
1,871,878	Essence Group Holdings Corp. Series 3*(1)(2)(3)	4,735,851
287,204	Lookout, Inc. Series F*(1)(2)(3)	2,438,362
366,944	MarkLogic Corp. Series F*(1)(2)(3)	3,408,910

		10,583,123

	Total Convertible Preferred Stocks (cost $23,661,221)	$29,584,276

The accompanying notes are an integral part of these financial statements.

46

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ESCROWS - 0.0%(5)
	Software & Services - 0.0%
210,735	Veracode, Inc.*(1)(2)(3)	$114,640

	Total Escrows (cost $—)	$114,640

WARRANTS - 0.0%
	Consumer Services - 0.0%
3,374	DraftKings, Inc. Expires 04/23/25*(2)(3)	$71,158

	Diversified Financials - 0.0%
516,400	Digital Landscape Group, Inc. Expires 02/10/23*	77,460

	Total Warrants (cost $5,164)	$148,618

	Total Long-Term Investments (cost $1,302,109,581)	$1,782,610,180

SHORT-TERM INVESTMENTS - 2.7%
	Repurchase Agreements - 1.4%
26,064,953	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $26,064,996; collateralized by U.S. Treasury Note at 1.875%, maturing 07/31/2026, with a market value of $26,586,326	$26,064,953

	Securities Lending Collateral - 1.3%
1,164,669	Citibank NA DDCA, 0.08%, 07/01/2020(6)	1,164,669
8,526,124	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(6)	8,526,123
13,602,584	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(6)	13,602,584

		23,293,376

	Total Short-Term Investments (cost $49,358,329)	$49,358,329

Total Investments (cost $1,351,467,910)	100.2%	$1,831,968,509
Other Assets and Liabilities	(0.2)%	(3,481,337)

Total Net Assets	100.0%	$1,828,487,172

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.
(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $52,437,087 or 2.9% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
11/2014	Coupang LLC Convertible Preferred	1,605,750	$4,998,894	$11,914,665
12/2014	DraftKings, Inc.	481,177	1,959,283	15,513,147
04/2020	DraftKings, Inc. Warrants	3,374	—	71,158
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	1,871,878	2,960,001	4,735,851
08/2014	Honest Co., Inc. Series C Convertible Preferred	102,040	2,760,927	3,481,605
04/2015	JAND, Inc. Class A	41,578	477,536	682,711
04/2015	JAND, Inc. Series D Convertible Preferred	92,843	1,066,330	1,572,760
08/2015	Klarna Holding AB	18,785	2,060,349	4,981,406
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	3,280,760	2,438,362
04/2015	MarkLogic Corp. Series F Convertible Preferred	366,944	4,261,761	3,408,910
11/2013	Tory Burch LLC	38,805	3,041,403	1,435,398
04/2017	Veracode, Inc.	210,735	—	114,640
12/2014	We Co. Class A	10,657	177,451	54,351
12/2014	We Co. Series D1 Convertible Preferred	145,709	2,426,224	1,137,987
12/2014	We Co. Series D2 Convertible Preferred	114,486	1,906,324	894,136

			$31,377,243	$52,437,087

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2020, the aggregate fair value of these securities was $52,437,087, which represented 2.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(6)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

47

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$22,342,996	$22,342,996	$—	$—
Capital Goods	32,251,098	32,251,098	—	—
Commercial & Professional Services	56,748,457	51,767,051	—	4,981,406
Consumer Durables & Apparel	42,724,353	42,724,353	—	—
Consumer Services	48,563,583	33,050,436	15,513,147	—
Diversified Financials	18,560,853	18,560,853	—	—
Food, Beverage & Tobacco	60,154,524	60,154,524	—	—
Health Care Equipment & Services	168,476,936	168,476,936	—	—
Media & Entertainment	219,899,958	210,745,470	9,154,488	—
Pharmaceuticals, Biotechnology & Life Sciences	132,399,231	111,699,849	20,699,382	—
Real Estate	54,351	—	—	54,351
Retailing	257,335,920	255,217,811	—	2,118,109
Semiconductors & Semiconductor Equipment	134,562,959	134,562,959	—	—
Software & Services	368,081,029	368,081,029	—	—
Technology Hardware & Equipment	147,238,752	147,238,752	—	—
Telecommunication Services	1,344,392	1,344,392	—	—
Transportation	15,872,370	15,872,370	—	—
Exchange-Traded Funds	26,150,884	26,150,884	—	—
Convertible Preferred Stocks	29,584,276	—	—	29,584,276
Escrows	114,640	—	—	114,640
Warrants	148,618	77,460	71,158	—
Short-Term Investments	49,358,329	23,293,376	26,064,953	—

Total	$1,831,968,509	$1,723,612,599	$71,503,128	$36,852,782

(1)

For the six-month period ended June 30, 2020, investments valued at $5,326,671 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input. There were no transfers into Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended June 30, 2020:

	Common Stocks	Convertible Preferred Stocks	Escrows	Warrants	Total
Beginning balance	$28,496,099	$28,498,506	$129,224	$25,820	$57,149,649
Conversions	—	—	—	(5,164)	(5,164)
Purchases	—	—	—	—	—
Sales	(11,795,723)	—	(11,183)	—	(11,806,906)
Total realized gain/(loss)	(25,942)	—	11,183	—	(14,759)
Net change in unrealized appreciation/depreciation	(4,193,897)	1,085,770	(14,584)	(20,656)	(3,143,367)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(5,326,671)	—	—	—	(5,326,671)

Ending balance	$7,153,866	$29,584,276	$114,640	$—	$36,852,782

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at June 30, 2020 was $372,145.

The accompanying notes are an integral part of these financial statements.

48

Hartford Healthcare HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Biotechnology - 22.4%
18,193	89bio, Inc.*	$362,587
12,379	Aimmune Therapeutics, Inc.*(1)	206,853
4,500	Akouos, Inc.*	101,250
110,527	Alkermes plc*	2,144,776
16,387	Alnylam Pharmaceuticals, Inc.*	2,427,079
44,427	Apellis Pharmaceuticals, Inc.*	1,450,986
27,982	Arena Pharmaceuticals, Inc.*	1,761,467
2,750	Argenx SE ADR*	619,383
25,276	Assembly Biosciences, Inc.*	589,436
12,400	Avidity Biosciences, Inc.*	350,424
20,395	Biohaven Pharmaceutical Holding Co., Ltd.*	1,491,078
6,843	Black Diamond Therapeutics, Inc.*	288,501
38,927	Coherus Biosciences, Inc.*	695,236
27,346	Constellation Pharmaceuticals, Inc.*	821,747
32,990	Cytokinetics, Inc.*	777,574
8,500	Forma Therapeutics Holdings, Inc.*	395,165
50,636	G1 Therapeutics, Inc.*	1,228,429
5,162	Galapagos N.V.*	1,018,863
8,000	Generation Bio Co.*	168,000
6,093	Genmab A/S*	2,054,517
22,931	Genus plc	1,003,812
29,309	Global Blood Therapeutics, Inc.*	1,850,277
60,237	GlycoMimetics, Inc.*	226,491
151,544	ImmunoGen, Inc.*	697,102
146,426	Ironwood Pharmaceuticals, Inc.*	1,511,116
14,268	Kodiak Sciences, Inc.*(1)	772,184
4,900	Legend Biotech Corp. ADR*	208,544
12,806	Madrigal Pharmaceuticals, Inc.*	1,450,280
88,437	Momenta Pharmaceuticals, Inc.*	2,942,299
33,150	Myovant Sciences Ltd.*	683,553
26,700	Oyster Point Pharma, Inc.*	771,096
89,149	PhaseBio Pharmaceuticals, Inc.*(1)	410,085
20,238	Radius Health, Inc.*	275,844
2,887	Regeneron Pharmaceuticals, Inc.*	1,800,478
264,953	Rigel Pharmaceuticals, Inc.*	484,864
18,562	Seattle Genetics, Inc.*	3,154,055
135,757	Syndax Pharmaceuticals, Inc.*	2,011,919
14,737	Turning Point Therapeutics, Inc.*	951,863
20,152	Twist Bioscience Corp.*	912,886
33,240	UroGen Pharma Ltd.*	868,229
12,683	Vertex Pharmaceuticals, Inc.*	3,682,002
31,072	Zai Lab Ltd. ADR*	2,551,943
9,372	Zealand Pharma A/S ADR*(1)	328,020

		48,502,293

	Health Care Equipment - 20.8%
70,070	Abbott Laboratories	6,406,500
45,190	Baxter International, Inc.	3,890,859
7,100	Becton Dickinson and Co.	1,698,817
152,787	Boston Scientific Corp.*	5,364,352
38,468	Danaher Corp.	6,802,296
73,728	Edwards Lifesciences Corp.*	5,095,342
8,825	Hill-Rom Holdings, Inc.	968,809
33,800	Hologic, Inc.*	1,926,600
6,924	Integer Holdings Corp.*	505,798
6,368	Intuitive Surgical, Inc.*	3,628,677
15,000	Kangji Medical Holdings Ltd.*	57,674
3,209	Masimo Corp.*	731,620
18,825	NuVasive, Inc.*	1,047,800
23,437	Shockwave Medical, Inc.*	1,110,211
126,433	Smith & Nephew plc	2,355,906
9,042	Teleflex, Inc.	3,291,107

		44,882,368

	Health Care Facilities - 2.5%
44,096	Acadia Healthcare Co., Inc.*	1,107,691
26,746	Encompass Health Corp.	1,656,380

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Health Care Facilities - 2.5% - (continued)
27,909	HCA Healthcare, Inc.	$2,708,848

		5,472,919

	Health Care Services - 1.8%
5,957	Amedisys, Inc.*	1,182,703
22,670	Fresenius SE & Co. KGaA	1,126,763
5,500	LHC Group, Inc.*	958,760
60,147	R1 RCM, Inc.*	670,639

		3,938,865

	Health Care Supplies - 0.5%
453,964	ConvaTec Group plc(2)	1,096,366

	Health Care Technology - 2.0%
190,000	Alibaba Health Information Technology Ltd.*	558,729
45,537	HMS Holdings Corp.*	1,474,943
26,000	Omnicell, Inc.*	1,836,120
2,615	Teladoc Health, Inc.*	499,047

		4,368,839

	Life Sciences Tools & Services - 9.8%
6,040	Bio-Techne Corp.	1,594,983
11,725	ICON plc*	1,975,193
30,748	NanoString Technologies, Inc.*	902,454
90,562	PPD, Inc.*	2,427,062
19,521	PRA Health Sciences, Inc.*	1,899,198
6,500	Repligen Corp.*	803,465
4,205	Tecan Group AG	1,490,292
22,414	Thermo Fisher Scientific, Inc.	8,121,489
89,462	WuXi AppTec Co., Ltd. Class H(2)	1,168,343
42,500	Wuxi Biologics Cayman, Inc.*(2)	780,113

		21,162,592

	Managed Health Care - 11.4%
36,165	Centene Corp.*	2,298,286
9,056	Humana, Inc.	3,511,464
6,132	Molina Healthcare, Inc.*	1,091,373
72,100	Notre Dame Intermedica Participacoes S.A.	901,698
56,995	UnitedHealth Group, Inc.	16,810,675

		24,613,496

	Pharmaceuticals - 26.6%
77,733	Amneal Pharmaceuticals, Inc.*	370,009
110,241	AstraZeneca plc ADR	5,830,646
137,890	Bristol-Myers Squibb Co.	8,107,932
26,985	Chugai Pharmaceutical Co., Ltd.	1,444,775
28,645	Daiichi Sankyo Co., Ltd.	2,342,921
34,009	Eisai Co., Ltd.	2,701,977
42,481	Elanco Animal Health, Inc.*	911,217
54,193	Eli Lilly & Co.	8,897,407
7,221	Hikma Pharmaceuticals plc	198,152
15,994	Hutchison China MediTech Ltd. ADR*	441,115
18,318	Laboratorios Farmaceuticos Rovi S.A.	520,681
87,244	Mylan N.V.*	1,402,883
18,463	MyoKardia, Inc.*	1,783,895
13,299	Novartis AG	1,158,622
39,526	Odonate Therapeutics, Inc.*	1,673,531
41,576	Ono Pharmaceutical Co., Ltd.	1,213,459
356,808	Pfizer, Inc.	11,667,622
39,305	Revance Therapeutics, Inc.*	959,828
21,420	Royalty Pharma plc Class A*	1,039,941
18,752	Satsuma Pharmaceuticals, Inc.*	539,308
10,919	Takeda Pharmaceutical Co., Ltd.	392,297
28,163	Theravance Biopharma, Inc.*	591,141
35,279	Tricida, Inc.*	969,467
16,381	UCB S.A.	1,900,956
31,061	WaVe Life Sciences Ltd.*(1)	323,345

		57,383,127

	Total Common Stocks (cost $162,980,282)	$211,420,865

The accompanying notes are an integral part of these financial statements.

49

Hartford Healthcare HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
RIGHTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
11,725	Clementia Pharmaceuticals, Inc.*(3)(4)	$12,546

	Total Rights (cost $15,829)	$12,546

	Total Long-Term Investments (cost $162,996,111)	$211,433,411

SHORT-TERM INVESTMENTS - 2.3%
	Repurchase Agreements - 1.8%
3,868,920	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $3,868,926; collateralized by U.S. Treasury Note at 1.875%, maturing 07/31/2026, with a market value of $3,946,313	$3,868,920

	Securities Lending Collateral - 0.5%
51,900	Citibank NA DDCA, 0.08%, 07/01/2020(5)	51,900
379,943	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(5)	379,943
606,162	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(5)	606,162

		1,038,005

	Total Short-Term Investments (cost $4,906,925)	$4,906,925

Total Investments (cost $167,903,036)	100.1%	$216,340,336
Other Assets and Liabilities	(0.1)%	(136,435)

Total Net Assets	100.0%	$216,203,901

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $3,044,822, representing 1.4% of net assets.

(3)	Investment valued using significant unobservable inputs.

(4)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2020, the aggregate fair value of this security was $12,546, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$48,502,293	$44,425,101	$4,077,192	$—
Health Care Equipment	44,882,368	42,526,462	2,355,906	—
Health Care Facilities	5,472,919	5,472,919	—	—
Health Care Services	3,938,865	2,812,102	1,126,763	—
Health Care Supplies	1,096,366	—	1,096,366	—
Health Care Technology	4,368,839	3,810,110	558,729	—
Life Sciences Tools & Services	21,162,592	17,723,844	3,438,748	—
Managed Health Care	24,613,496	24,613,496	—	—
Pharmaceuticals	57,383,127	46,029,968	11,353,159	—
Rights	12,546	—	—	12,546
Short-Term Investments	4,906,925	1,038,005	3,868,920	—

Total	$216,340,336	$188,452,007	$27,875,783	$12,546

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended June 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

50

Hartford High Yield HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.6%
		Consumer Services - 0.3%
	58,800	Caesars Entertainment Corp.*	$713,244

		Energy - 0.3%
	206,275,142	KCA Deutag*(1)(2)(3)	546,835

		Total Common Stocks (cost $3,582,392)	$1,260,079

CORPORATE BONDS - 89.7%
		Advertising - 0.4%
	$325,000	Lamar Media Corp. 3.75%, 02/15/2028(4)	$306,410
	630,000	Outfront Media Capital LLC 4.63%, 03/15/2030(4)	570,150

			876,560

		Aerospace/Defense - 2.0%
		DAE Funding LLC
	370,000	4.50%, 08/01/2022(4)	352,425
	760,000	5.00%, 08/01/2024(4)	712,500
		TransDigm, Inc.
	1,265,000	5.50%, 11/15/2027	1,103,965
	2,205,000	6.25%, 03/15/2026(4)	2,199,532

			4,368,422

		Airlines - 0.9%
		Bombardier, Inc.
	2,025,000	6.13%, 01/15/2023(4)	1,392,795
	1,095,000	7.88%, 04/15/2027(4)	717,225

			2,110,020

		Auto Manufacturers - 2.7%
		Ford Motor Co.
	1,595,000	4.75%, 01/15/2043	1,256,541
	550,000	8.50%, 04/21/2023	581,625
	550,000	9.00%, 04/22/2025	595,210
		Ford Motor Credit Co. LLC
	2,865,000	4.54%, 08/01/2026	2,714,587
	575,000	5.13%, 06/16/2025	575,230
		General Motors Co.
	200,000	6.13%, 10/01/2025	224,737
	145,000	6.80%, 10/01/2027	168,963

			6,116,893

		Auto Parts & Equipment - 0.9%
		Adient Global Holdings Ltd.
EUR	950,000	3.50%, 08/15/2024(5)	942,245
	$400,000	4.88%, 08/15/2026(4)	327,920
	625,000	Clarios Global L.P. / Clarios U.S. Finance Co. 8.50%, 05/15/2027(4)	628,094
	170,000	Dana, Inc. 5.63%, 06/15/2028	168,759

			2,067,018

		Chemicals - 0.5%
		CF Industries, Inc.
	140,000	4.95%, 06/01/2043	150,892
	767,000	5.15%, 03/15/2034	820,161
	220,000	5.38%, 03/15/2044	237,886

			1,208,939

		Coal - 0.0%
	1,520,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(4)(6)	1,900

		Commercial Banks - 1.2%
EUR	400,000	Banco de Sabadell S.A. 6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(5)(7)(8)	367,204

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 89.7% - (continued)
	Commercial Banks - 1.2% - (continued)
$2,135,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(5)(7)(8)	$2,223,987

		2,591,191

	Commercial Services - 2.5%
	APX Group, Inc.
640,000	7.63%, 09/01/2023	588,800
647,000	7.88%, 12/01/2022	643,765
1,190,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(4)	1,184,050
75,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(4)	72,750
1,240,000	Herc Holdings, Inc. 5.50%, 07/15/2027(4)	1,242,666
140,000	Jaguar Holding Co. 5.00%, 06/15/2028(4)	143,325
	Service Corp. International
385,000	4.63%, 12/15/2027	401,363
270,000	5.13%, 06/01/2029	290,520
	United Rentals North America, Inc.
440,000	4.63%, 10/15/2025	442,200
555,000	5.88%, 09/15/2026	581,640

		5,591,079

	Construction Materials - 1.2%
440,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(4)	413,600
615,000	Norbord, Inc. 5.75%, 07/15/2027(4)	627,300
1,605,000	Standard Industries, Inc. 5.38%, 11/15/2024(4)	1,649,138

		2,690,038

	Distribution/Wholesale - 1.1%
853,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(4)	828,920
735,000	Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK) 8.63%, 09/15/2024(4)(9)	736,176
465,000	IAA, Inc. 5.50%, 06/15/2027(4)	479,703
395,000	Performance Food Group, Inc. 5.50%, 10/15/2027(4)	381,175

		2,425,974

	Diversified Financial Services - 3.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
245,000	4.50%, 09/15/2023	245,029
685,000	6.50%, 07/15/2025	718,226
	Credit Acceptance Corp.
685,000	5.13%, 12/31/2024(4)	661,504
655,000	6.63%, 03/15/2026	657,653
840,000	Fly Leasing Ltd. 5.25%, 10/15/2024	680,400
935,000	goeasy Ltd. 5.38%, 12/01/2024(4)	906,950
740,000	Navient Corp. 6.50%, 06/15/2022	727,050
	Springleaf Finance Corp.
625,000	5.38%, 11/15/2029	584,375
300,000	6.13%, 03/15/2024	304,875
410,000	6.88%, 03/15/2025	420,634
315,000	8.25%, 12/15/2020	325,395
1,260,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(4)	1,275,750

		7,507,841

The accompanying notes are an integral part of these financial statements.

51

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 89.7% - (continued)
	Electric - 0.6%
$555,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(4)	$566,067
700,000	NextEra Energy Operating Partners L.P. 4.25%, 07/15/2024(4)	707,875

		1,273,942

	Entertainment - 3.2%
895,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(4)	778,650
	Colt Merger Sub, Inc.
295,000	5.75%, 07/01/2025(4)	296,682
890,000	6.25%, 07/01/2025(4)	884,438
640,000	8.13%, 07/01/2027(4)	618,400
	Eldorado Resorts, Inc.
1,090,000	6.00%, 04/01/2025	1,140,140
195,000	6.00%, 09/15/2026	210,662
1,655,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(4)	1,458,055
1,880,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(4)	1,753,814

		7,140,841

	Environmental Control - 0.9%
745,000	Stericycle, Inc. 5.38%, 07/15/2024(4)	763,625
1,512,000	Tervita Corp. 7.63%, 12/01/2021(4)	1,186,920

		1,950,545

	Food - 3.1%
535,000	B&G Foods, Inc. 5.25%, 09/15/2027	536,338
	Kraft Heinz Foods Co.
610,000	3.75%, 04/01/2030(4)	629,866
830,000	4.25%, 03/01/2031(4)	880,043
	Post Holdings, Inc.
270,000	4.63%, 04/15/2030(4)	264,276
1,705,000	5.00%, 08/15/2026(4)	1,711,394
1,151,000	5.63%, 01/15/2028(4)	1,191,285
660,000	5.75%, 03/01/2027(4)	681,450
1,115,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,115,000

		7,009,652

	Food Service - 0.4%
	Aramark Services, Inc.
305,000	5.00%, 04/01/2025(4)	300,425
670,000	5.00%, 02/01/2028(4)	636,500

		936,925

	Gas - 0.9%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
307,000	5.50%, 05/20/2025	316,210
364,000	5.75%, 05/20/2027	384,930
1,219,000	5.88%, 08/20/2026	1,286,045

		1,987,185

	Healthcare-Products - 0.8%
1,080,000	Avantor, Inc. 6.00%, 10/01/2024(4)	1,128,600
750,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(4)	767,813

		1,896,413

	Healthcare-Services - 4.1%
195,000	Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027(4)	202,435

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 89.7% - (continued)
		Healthcare-Services - 4.1% - (continued)
		Centene Corp.
	$655,000	3.38%, 02/15/2030	$661,360
	340,000	4.25%, 12/15/2027	350,850
		CHS/Community Health Systems, Inc.
	1,465,000	6.63%, 02/15/2025(4)	1,377,100
	270,000	6.88%, 02/01/2022	216,000
	1,175,000	8.13%, 06/30/2024(4)	787,250
		HCA, Inc.
	1,415,000	3.50%, 09/01/2030	1,362,888
	670,000	5.25%, 06/15/2026	774,066
	1,085,000	5.38%, 02/01/2025	1,162,306
	1,275,000	5.38%, 09/01/2026	1,388,156
	130,000	5.63%, 09/01/2028	145,113
	105,000	5.88%, 02/01/2029	118,817
	474,000	7.50%, 11/15/2095	556,950

			9,103,291

		Home Builders - 1.6%
	200,000	Adams Homes, Inc. 7.50%, 02/15/2025(4)	196,500
	875,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.63%, 01/15/2028(4)	859,687
	290,000	KB Home 4.80%, 11/15/2029	284,925
		M/I Homes, Inc.
	785,000	4.95%, 02/01/2028	780,094
	150,000	5.63%, 08/01/2025	151,500
	1,325,000	Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(4)	1,364,750

			3,637,456

		Household Products/Wares - 0.8%
EUR	1,320,000	Diamond (BC) B.V. 5.63%, 08/15/2025(5)	1,397,004
	$465,000	Prestige Brands, Inc. 5.13%, 01/15/2028(4)	458,025

			1,855,029

		Insurance - 2.1%
		Acrisure LLC / Acrisure Finance, Inc.
	1,625,000	7.00%, 11/15/2025(4)	1,553,906
	724,000	8.13%, 02/15/2024(4)	752,743
	415,000	10.13%, 08/01/2026(4)	446,125
		Genworth Holdings, Inc.
	110,000	4.80%, 02/15/2024	87,725
	770,000	4.90%, 08/15/2023	616,000
	500,000	6.50%, 06/15/2034	362,500
	440,000	7.20%, 02/15/2021	411,400
	245,000	7.63%, 09/24/2021	229,406
	285,000	NMI Holdings, Inc. 7.38%, 06/01/2025(4)	298,218

			4,758,023

		Internet - 0.7%
		Booking Holdings, Inc.
	570,000	4.50%, 04/13/2027	654,682
	725,000	4.63%, 04/13/2030	855,732

			1,510,414

		Iron/Steel - 0.1%
	230,000	Steel Dynamics, Inc. 4.13%, 09/15/2025	235,232

		IT Services - 0.6%
		Presidio Holdings, Inc.
	745,000	4.88%, 02/01/2027(4)	728,238
	590,000	8.25%, 02/01/2028(4)	590,000

			1,318,238

The accompanying notes are an integral part of these financial statements.

52

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 89.7% - (continued)
	Leisure Time - 0.7%
$1,065,000	Carnival Corp. 11.50%, 04/01/2023(4)	$1,155,525
375,000	Royal Caribbean Cruises Ltd. 9.13%, 06/15/2023(4)	371,716

		1,527,241

	Lodging - 3.4%
	Boyd Gaming Corp.
105,000	4.75%, 12/01/2027(4)	90,300
790,000	6.00%, 08/15/2026	738,413
645,000	6.38%, 04/01/2026	612,750
1,935,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,876,950
	Hilton Domestic Operating Co., Inc.
1,587,000	4.25%, 09/01/2024	1,539,708
125,000	5.38%, 05/01/2025(4)	125,000
365,000	Marriott International, Inc. 5.75%, 05/01/2025	396,520
1,210,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(4)	1,179,750
1,025,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(4)	937,875

		7,497,266

	Media - 9.6%
	Altice Financing S.A.
990,000	5.00%, 01/15/2028(4)	983,426
1,725,000	7.50%, 05/15/2026(4)	1,806,937
	CCO Holdings LLC / CCO Holdings Capital Corp.
340,000	4.50%, 08/15/2030(4)	346,800
395,000	4.50%, 05/01/2032(4)	399,938
3,200,000	5.75%, 02/15/2026(4)	3,309,888
	CSC Holdings LLC
415,000	4.13%, 12/01/2030(4)	411,369
1,195,000	5.25%, 06/01/2024	1,257,737
585,000	5.50%, 04/15/2027(4)	608,693
1,490,000	6.50%, 02/01/2029(4)	1,629,687
	DISH DBS Corp.
905,000	5.00%, 03/15/2023	902,828
595,000	5.88%, 07/15/2022	604,996
435,000	5.88%, 11/15/2024	432,825
670,000	6.75%, 06/01/2021	682,563
835,000	7.38%, 07/01/2028(4)	833,956
380,000	7.75%, 07/01/2026	402,800
	Gray Television, Inc.
1,255,000	5.13%, 10/15/2024(4)	1,255,000
380,000	5.88%, 07/15/2026(4)	378,241
520,000	Sirius XM Radio, Inc. 4.63%, 07/15/2024(4)	533,000
550,000	Vertical U.S Newco, Inc. 5.25%, 07/15/2027	550,000
1,510,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(4)	1,511,887
817,000	WMG Acquisition Corp. 5.50%, 04/15/2026(4)	845,350
1,644,000	Ziggo B.V. 5.50%, 01/15/2027(4)	1,664,649

		21,352,570

	Metal Fabricate/Hardware - 0.7%
215,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(4)	216,612
	Novelis Corp.
745,000	4.75%, 01/30/2030(4)	711,475
605,000	5.88%, 09/30/2026(4)	604,244

		1,532,331

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 89.7% - (continued)
	Mining - 0.2%
$520,000	Constellium SE 5.88%, 02/15/2026(4)	$521,388

	Office/Business Equipment - 1.1%
360,000	CDW LLC / CDW Finance Corp. 4.13%, 05/01/2025	360,450
	Xerox Corp.
1,600,000	4.13%, 03/15/2023	1,597,600
65,000	4.80%, 03/01/2035	60,599
525,000	6.75%, 12/15/2039	544,162

		2,562,811

	Oil & Gas - 7.7%
1,300,000	Apache Corp. 4.38%, 10/15/2028	1,147,979
725,000	Centennial Resource Production LLC 5.38%, 01/15/2026(4)	384,250
2,041,000	Chesapeake Energy Corp. 11.50%, 01/01/2025(4)(6)	233,082
	Continental Resources, Inc.
1,560,000	4.38%, 01/15/2028	1,373,143
350,000	4.90%, 06/01/2044	278,688
1,205,000	EQT Corp. 3.90%, 10/01/2027	978,810
1,355,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	1,314,350
1,120,000	Matador Resources Co. 5.88%, 09/15/2026	828,800
750,000	Noble Holding International Ltd. 7.88%, 02/01/2026(4)	195,000
	Occidental Petroleum Corp.
780,000	3.00%, 02/15/2027	604,656
270,000	3.40%, 04/15/2026	219,375
2,587,000	4.20%, 03/15/2048	1,751,916
448,000	4.40%, 04/15/2046	312,489
	Parsley Energy LLC / Parsley Finance Corp.
330,000	4.13%, 02/15/2028(4)	298,650
139,000	5.38%, 01/15/2025(4)	135,219
	QEP Resources, Inc.
1,895,000	5.25%, 05/01/2023	1,250,700
205,000	5.38%, 10/01/2022	155,800
150,000	5.63%, 03/01/2026	95,250
	SM Energy Co.
1,340,000	5.00%, 01/15/2024	723,600
275,000	5.63%, 06/01/2025	145,750
240,000	6.13%, 11/15/2022	175,200
420,000	6.63%, 01/15/2027	205,800
945,000	Sunoco L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027	935,550
2,570,000	Transocean, Inc. 6.80%, 03/15/2038	738,721
1,275,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(4)	765,000
	WPX Energy, Inc.
1,225,000	5.25%, 09/15/2024	1,206,625
355,000	5.88%, 06/15/2028	341,137
295,000	8.25%, 08/01/2023	327,450

		17,122,990

	Packaging & Containers - 4.3%
1,450,000	ARD Finance S.A. (6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(4)(9)	1,434,594
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
495,000	4.13%, 08/15/2026(4)	487,006
200,000	5.25%, 04/30/2025(4)	204,998
1,840,000	5.25%, 08/15/2027(4)	1,807,579

The accompanying notes are an integral part of these financial statements.

53

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 89.7% - (continued)
		Packaging & Containers - 4.3% - (continued)
		Berry Global, Inc.
	$305,000	5.63%, 07/15/2027(4)	$312,625
	633,000	6.00%, 10/15/2022	634,582
	1,015,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	1,034,315
		Flex Acquisition Co., Inc.
	1,270,000	6.88%, 01/15/2025(4)	1,225,550
	575,000	7.88%, 07/15/2026(4)	557,750
	535,000	OI European Group B.V. 4.00%, 03/15/2023(4)	526,938
	590,000	Owens-Brockway Glass Container, Inc. 6.63%, 05/13/2027(4)	613,600
EUR	515,000	Silgan Holdings, Inc. 2.25%, 06/01/2028(4)	555,111
	$200,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(4)	201,750

			9,596,398

		Pharmaceuticals - 3.8%
		Bausch Health Cos., Inc.
	1,340,000	5.00%, 01/30/2028(4)	1,261,596
	518,000	5.50%, 03/01/2023(4)	518,000
	214,000	5.88%, 05/15/2023(4)	213,465
	700,000	6.13%, 04/15/2025(4)	709,989
	1,225,000	7.00%, 01/15/2028(4)	1,261,750
	280,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(4)	284,256
		Endo Dac / Endo Finance LLC / Endo Finco, Inc.
	1,454,000	6.00%, 06/30/2028(4)	937,830
	997,000	9.50%, 07/31/2027(4)	1,054,527
	406,000	Par Pharmaceutical, Inc. 7.50%, 04/01/2027(4)	416,637
		Teva Pharmaceutical Finance Netherlands B.V.
	860,000	3.15%, 10/01/2026	767,877
	900,000	6.75%, 03/01/2028	951,192

			8,377,119

		Pipelines - 5.4%
	1,260,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(4)	995,400
		Buckeye Partners L.P.
	430,000	4.13%, 03/01/2025(4)	412,486
	435,000	4.50%, 03/01/2028(4)	406,725
	1,034,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	1,136,233
	1,660,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	1,647,550
		EQM Midstream Partners L.P.
	295,000	6.00%, 07/01/2025(4)	298,811
	300,000	6.50%, 07/01/2027(4)	307,266
	620,000	6.50%, 07/15/2048	565,936
		Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
	765,000	4.75%, 10/01/2023(4)	703,800
	870,000	6.00%, 03/01/2027(4)	772,125
	2,280,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	2,285,700
		Western Midstream Operating L.P.
	2,025,000	4.05%, 02/01/2030	1,949,245
	625,000	5.25%, 02/01/2050	540,812

			12,022,089

		Real Estate Investment Trusts - 1.3%
	1,735,000	Iron Mountain, Inc. 4.88%, 09/15/2029(4)	1,687,287

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 89.7% - (continued)
		Real Estate Investment Trusts - 1.3% - (continued)
		VICI Properties L.P. / VICI Note Co., Inc.
	$125,000	3.50%, 02/15/2025(4)	$117,500
	85,000	3.75%, 02/15/2027(4)	79,900
	545,000	4.25%, 12/01/2026(4)	521,838
	455,000	4.63%, 12/01/2029(4)	443,625

			2,850,150

		Retail - 3.2%
		1011778 BC ULC / New Red Finance, Inc.
	90,000	3.88%, 01/15/2028(4)	87,315
	450,000	4.38%, 01/15/2028(4)	441,086
	2,885,000	5.00%, 10/15/2025(4)	2,868,007
		Asbury Automotive Group, Inc.
	67,000	4.50%, 03/01/2028(4)	64,990
	69,000	4.75%, 03/01/2030(4)	67,275
		KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	620,000	4.75%, 06/01/2027(4)	635,500
	750,000	5.25%, 06/01/2026(4)	768,750
	75,000	L Brands, Inc. 6.88%, 07/01/2025(4)	77,438
	620,000	Lithia Motors, Inc. 4.63%, 12/15/2027(4)	613,800
	590,000	Party City Holdings, Inc. 6.63%, 08/01/2026(4)	118,000
	415,000	PetSmart, Inc. 5.88%, 06/01/2025(4)	415,778
	590,000	United Rentals North America, Inc. 4.88%, 01/15/2028	604,750
	300,000	Yum! Brands, Inc. 4.75%, 01/15/2030(4)	304,500

			7,067,189

		Semiconductors - 2.8%
	1,345,000	Entegris, Inc. 4.63%, 02/10/2026(4)	1,365,175
	910,000	Micron Technology, Inc. 4.98%, 02/06/2026	1,044,088
		Qorvo, Inc.
	795,000	4.38%, 10/15/2029(4)	814,144
	1,400,000	5.50%, 07/15/2026	1,456,000
		Sensata Technologies B.V.
	1,221,000	5.00%, 10/01/2025(4)	1,299,999
	235,000	5.63%, 11/01/2024(4)	249,100

			6,228,506

		Software - 3.2%
	595,000	CDK Global, Inc. 5.25%, 05/15/2029(4)	617,860
	750,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(4)	740,625
		IQVIA, Inc.
EUR	390,000	2.25%, 01/15/2028(4)	420,112
	$680,000	5.00%, 05/15/2027(4)	696,787
	1,460,000	MSCI, Inc. 4.00%, 11/15/2029(4)	1,489,200
	800,000	Open Text Corp. 3.88%, 02/15/2028(4)	770,248
	685,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(4)	673,013
		PTC, Inc.
	160,000	3.63%, 02/15/2025(4)	158,800
	175,000	4.00%, 02/15/2028(4)	173,271
	1,370,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(4)	1,390,057

			7,129,973

The accompanying notes are an integral part of these financial statements.

54

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 89.7% - (continued)
		Telecommunications - 4.3%
EUR	545,000	Altice France Holding S.A. 8.00%, 05/15/2027(4)	$645,292
		Altice France S.A.
	$215,000	5.50%, 01/15/2028(4)	217,150
	2,370,000	7.38%, 05/01/2026(4)	2,471,436
	1,040,000	8.13%, 02/01/2027(4)	1,137,500
	855,000	Embarq Corp. 8.00%, 06/01/2036	960,165
		Frontier Communications Corp.
	940,000	6.88%, 01/15/2025(6)	279,847
	1,110,000	8.50%, 04/01/2026(4)	1,048,950
	570,000	10.50%, 09/15/2022(6)	196,650
	550,000	Sprint Capital Corp. 8.75%, 03/15/2032	787,187
		Sprint Corp.
	10,000	7.63%, 02/15/2025	11,538
	1,307,000	7.88%, 09/15/2023	1,472,009
	380,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	452,200

			9,679,924

		Toys/Games/Hobbies - 0.8%
		Mattel, Inc.
	420,000	5.88%, 12/15/2027(4)	432,600
	1,250,000	6.75%, 12/31/2025(4)	1,296,875

			1,729,475

		Trucking & Leasing - 0.5%
		Avolon Holdings Funding Ltd.
	335,000	3.95%, 07/01/2024(4)	291,054
	945,000	5.25%, 05/15/2024(4)	862,822

			1,153,876

		Total Corporate Bonds (cost $207,345,129)	$200,120,357

SENIOR FLOATING RATE INTERESTS - 1.8%(10)
		Auto Parts & Equipment - 0.3%
	$784,075	Panther BF Aggregator L.P. 3.68%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	$744,871

		Commercial Services - 0.9%
	2,119,688	Dun & Bradstreet Corp. 4.18%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	2,061,396

		Food Service - 0.1%
	100,000	Froneri International plc 5.93%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	94,750

		Household Products - 0.2%
	468,000	Diamond (BC) B.V. 3.76%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	429,002

		Insurance - 0.3%
	774,200	Hub International Ltd. 4.02%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	734,847

		Total Senior Floating Rate Interests (cost $4,219,750)	$4,064,866

CONVERTIBLE BONDS - 3.7%
		Commercial Services - 0.3%
	$575,000	Square, Inc. 0.13%, 03/01/2025(4)	$651,379

		Engineering & Construction - 0.4%
EUR	400,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(5)	759,842

		Healthcare-Products - 0.4%
	$454,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025(4)	412,718

Shares or Principal Amount		Market Value†

CONVERTIBLE BONDS - 3.7% - (continued)
	Healthcare-Products - 0.4% - (continued)
$620,000	NuVasive, Inc. 0.38%, 03/15/2025(4)	$542,840

		955,558

	Leisure Time - 0.0%
26,000	Royal Caribbean Cruises Ltd. 4.25%, 06/15/2023(4)	24,180

	Media - 0.4%
985,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(4)	933,288

	Oil & Gas - 0.4%
675,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025(4)	796,356

	Pipelines - 0.2%
530,000	Cheniere Energy, Inc. 4.88%, 05/28/2021(4)(9)	535,141

	Semiconductors - 0.3%
440,000	Microchip Technology, Inc. 2.25%, 02/15/2037	641,090

	Software - 1.3%
1,052,000	Western Digital Corp. 1.50%, 02/01/2024	988,916
240,000	Splunk, Inc. 1.13%, 09/15/2025	352,589
331,000	1.13%, 06/15/2027(4)	352,632
855,000	Workday, Inc. 0.25%, 10/01/2022	1,175,186

		2,869,323

	Total Convertible Bonds (cost $7,945,538)	$8,166,157

ESCROWS - 0.8%(11)
	Media - 0.8%
$1,785,000	Nexstar Broadcasting, Inc. 5.63%, 07/15/2027*(4)	$1,771,720

	Total Escrows (cost $1,829,513)	$1,771,720

	Total Long-Term Investments (cost $224,922,322)	$215,383,179

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
3,277,092	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $3,277,097; collateralized by U.S. Treasury Bond at 2.875%, maturing 11/15/2046, with a market value of $3,342,716	$3,277,092

	Total Short-Term Investments (cost $3,277,092)	$3,277,092

Total Investments (cost $228,199,414)	98.1%	$218,660,271
Other Assets and Liabilities	1.9%	4,303,062

Total Net Assets	100.0%	$222,963,333

The accompanying notes are an integral part of these financial statements.

55

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2020, the aggregate fair value of this security was $546,835, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $546,835 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	206,275,142	$2,795,441	$546,835

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $122,154,097, representing 54.8% of net assets.

(5)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $5,690,282, representing 2.6% of net assets.

(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of June 30, 2020.

(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2020
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.34.V6	USD	2,161,250	5.00%	06/20/25	Quarterly	$(109,902)	$(13,042)	$96,860

Total centrally cleared credit default swap contracts						$(109,902)	$(13,042)	$96,860

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at June 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
4,166,147	USD	3,685,000	EUR	SSG	07/31/20	$23,177	$—

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

56

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Consumer Services	$713,244	$713,244	$—	$—
Energy	546,835	—	—	546,835
Corporate Bonds	200,120,357	—	200,120,357	—
Senior Floating Rate Interests	4,064,866	—	4,064,866	—
Convertible Bonds	8,166,157	—	8,166,157	—
Escrows	1,771,720	—	1,771,720	—
Short-Term Investments	3,277,092	—	3,277,092	—
Foreign Currency Contracts(2)	23,177	—	23,177	—
Swaps - Credit Default(2)	96,860	—	96,860	—

Total	$218,780,308	$713,244	$217,520,229	$546,835

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended June 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

57

Hartford International Opportunities HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Argentina - 0.8%
7,887	MercadoLibre, Inc.*	$7,774,768

	Australia - 1.7%
550,745	Australia & New Zealand Banking Group Ltd.	7,145,998
2,678,694	Sydney Airport	10,571,704

		17,717,702

	Belgium - 1.2%
71,035	KBC Group N.V.	4,081,045
68,063	UCB S.A.	7,898,466

		11,979,511

	Brazil - 1.2%
1,142,312	Localiza Rent a Car S.A.	8,593,440
95,717	XP, Inc. Class A*	4,021,071

		12,614,511

	Canada - 3.9%
336,796	Alimentation Couche-Tard, Inc. Class B	10,560,847
397,093	Barrick Gold Corp.	10,684,890
296,929	Brookfield Asset Management, Inc. Class A	9,772,236
107,303	Canadian National Railway Co.	9,493,344

		40,511,317

	China - 16.2%
155,597	Alibaba Group Holding Ltd. ADR*	33,562,273
157,900	Autobio Diagnostics Co., Ltd. Class A	3,626,203
326,200	China International Travel Service Corp. Ltd. Class A	7,149,098
1,076,626	ENN Energy Holdings Ltd.	12,166,392
989,800	Han’s Laser Technology Industry Group Co., Ltd. Class A	5,062,391
377,420	Hangzhou Tigermed Consulting Co., Ltd. Class A	5,432,919
821,200	Hualan Biological Engineering, Inc. Class A	5,832,084
3,683,993	Kingdee International Software Group Co., Ltd.*	8,620,109
381,000	Meituan Dianping Class B*	8,513,962
72,374	New Oriental Education & Technology Group, Inc. ADR*	9,425,266
842,500	Shanghai International Airport Co., Ltd. Class A	8,602,428
229,800	Shenzhen Kangtai Biological Products Co., Ltd. Class A	5,269,583
69,848	TAL Education Group ADR*	4,776,206
646,565	Tencent Holdings Ltd.	41,430,507
209,045	WuXi AppTec Co., Ltd. Class H(1)	2,730,057
286,000	Wuxi Biologics Cayman, Inc.*(1)	5,249,703

		167,449,181

	Denmark - 2.1%
85,231	DSV Panalpina A/S	10,469,342
58,738	Orsted A/S(1)	6,778,449
39,592	Vestas Wind Systems A/S	4,054,330

		21,302,121

	France - 12.1%
224,418	Airbus SE*	16,080,400
733,019	AXA S.A.(2)	15,424,858
212,251	BNP Paribas S.A.*	8,480,276
813,630	Engie S.A.*	10,090,577
46,135	L’Oreal S.A.*	14,889,903
75,538	Safran S.A.*	7,598,463
90,145	Schneider Electric SE	10,027,424
346,732	Total S.A.(2)	13,369,434
128,943	Vinci S.A.	11,956,009
203,640	Worldline S.A.*(1)(2)	17,755,256

		125,672,600

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Germany - 6.5%
66,044	adidas AG*	$17,412,601
95,620	Allianz SE	19,539,207
777,842	Infineon Technologies AG	18,226,534
176,309	Zalando SE*(1)	12,507,447

		67,685,789

	Hong Kong - 3.3%
1,492,577	AIA Group Ltd.	13,966,939
832,341	Link REIT	6,833,654
1,354,181	Techtronic Industries Co., Ltd.	13,399,009

		34,199,602

	Ireland - 1.8%
309,041	CRH plc	10,605,485
219,131	Experian plc	7,691,247

		18,296,732

	Italy - 1.1%
69,205	Ferrari N.V.	11,854,485

	Japan - 13.5%
50,500	Daiichi Sankyo Co., Ltd.	4,130,476
42,925	Daikin Industries Ltd.	6,945,264
78,600	Eisai Co., Ltd.	6,244,681
391,000	KDDI Corp.	11,666,323
47,302	Keyence Corp.	19,822,449
430,640	Nexon Co., Ltd.	9,713,701
61,800	Oriental Land Co., Ltd.	8,166,624
381,815	Recruit Holdings Co., Ltd.	13,130,683
59,753	Shiseido Co., Ltd.	3,807,498
230,400	SoftBank Group Corp.	11,618,532
90,987	Sysmex Corp.	6,984,315
118,750	Terumo Corp.	4,519,954
392,446	Tokio Marine Holdings, Inc.	17,178,540
38,800	Tokyo Electron Ltd.	9,573,659
164,200	Unicharm Corp.	6,734,250

		140,236,949

	Netherlands - 2.7%
221,673	AerCap Holdings N.V.*	6,827,529
58,327	ASML Holding N.V.	21,336,765

		28,164,294

	Russia - 0.7%
140,127	Yandex N.V. Class A*	7,009,153

	South Korea - 1.3%
314,996	Samsung Electronics Co., Ltd.	13,944,127

	Spain - 4.6%
4,813,491	CaixaBank S.A.	10,297,439
277,590	Cellnex Telecom S.A.(1)	16,954,569
1,704,356	Iberdrola S.A.	19,897,810

		47,149,818

	Sweden - 1.6%
580,536	Sandvik AB*	10,929,026
23,821	Spotify Technology S.A.*	6,150,344

		17,079,370

	Switzerland - 6.6%
24,450	Lonza Group AG	12,951,098
132,108	Nestle S.A.	14,646,896
219,566	Novartis AG	19,128,813
8,248	Partners Group Holding AG	7,511,394
41,196	Roche Holding AG	14,272,335

		68,510,536

The accompanying notes are an integral part of these financial statements.

58

Hartford International Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Taiwan - 2.7%
600,585	MediaTek, Inc.	$11,873,938
1,515,144	Taiwan Semiconductor Manufacturing Co., Ltd.	16,180,998

		28,054,936

	United Kingdom - 12.0%
980,809	Anglo American plc	22,610,794
172,228	AstraZeneca plc	17,924,527
6,430,072	Barclays plc	9,071,539
153,786	Berkeley Group Holdings plc	7,920,011
506,114	Diageo plc	16,821,886
329,025	Intermediate Capital Group plc	5,249,204
51,689	Intertek Group plc	3,481,309
109,459	London Stock Exchange Group plc	11,383,206
293,156	Rio Tinto plc	16,497,809
1,224,222	Segro plc REIT	13,539,877

		124,500,162

	United States - 0.3%
53,670	Royalty Pharma plc Class A*	2,605,678

	Total Common Stocks (cost $845,365,954)	$1,014,313,342

PREFERRED STOCKS - 0.3%
	Brazil - 0.3%
696,900	Itau Unibanco Holding S.A.*	$3,261,453

	Total Preferred Stocks (cost $3,206,587)	$3,261,453

	Total Long-Term Investments (cost $848,572,541)	$1,017,574,795

SHORT-TERM INVESTMENTS - 2.4%
	Repurchase Agreements - 1.0%
10,404,232	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $10,404,249; collateralized by U.S. Treasury Bond at 3.625%, maturing 02/15/2044, with a market value of $10,612,348	$10,404,232

	Securities Lending Collateral - 1.4%
719,448	Citibank NA DDCA, 0.08%, 07/01/2020(3)	719,448
5,266,823	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(3)	5,266,823
8,402,694	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(3)	8,402,694

		14,388,965

	Total Short-Term Investments (cost $24,793,197)	$24,793,197

Total Investments (cost $873,365,738)	100.6%	$1,042,367,992
Other Assets and Liabilities	(0.6)%	(5,897,852)

Total Net Assets	100.0%	$1,036,470,140

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $61,975,481, representing 6.0% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

59

Hartford International Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$7,774,768	$7,774,768	$—	$—
Australia	17,717,702	—	17,717,702	—
Belgium	11,979,511	—	11,979,511	—
Brazil	12,614,511	12,614,511	—	—
Canada	40,511,317	40,511,317	—	—
China	167,449,181	47,763,745	119,685,436	—
Denmark	21,302,121	6,778,449	14,523,672	—
France	125,672,600	—	125,672,600	—
Germany	67,685,789	—	67,685,789	—
Hong Kong	34,199,602	—	34,199,602	—
Ireland	18,296,732	—	18,296,732	—
Italy	11,854,485	—	11,854,485	—
Japan	140,236,949	—	140,236,949	—
Netherlands	28,164,294	6,827,529	21,336,765	—
Russia	7,009,153	7,009,153	—	—
South Korea	13,944,127	—	13,944,127	—
Spain	47,149,818	—	47,149,818	—
Sweden	17,079,370	6,150,344	10,929,026	—
Switzerland	68,510,536	—	68,510,536	—
Taiwan	28,054,936	—	28,054,936	—
United Kingdom	124,500,162	—	124,500,162	—
United States	2,605,678	2,605,678	—	—
Preferred Stocks	3,261,453	3,261,453	—	—
Short-Term Investments	24,793,197	14,388,965	10,404,232	—

Total	$1,042,367,992	$155,685,912	$886,682,080	$—

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

60

Hartford MidCap HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Banks - 4.7%
197,471	Cullen/Frost Bankers, Inc.(1)	$14,753,058
31,297	First Citizens BancShares, Inc. Class A	12,675,911
203,780	First Republic Bank	21,598,642
114,844	M&T Bank Corp.	11,940,331
271,442	Prosperity Bancshares, Inc.	16,118,226
184,631	South State Corp.	8,799,514

		85,885,682

	Capital Goods - 10.2%
181,242	Axon Enterprise, Inc.*	17,785,278
485,156	Fastenal Co.	20,784,083
119,581	HEICO Corp. Class A	9,714,760
189,146	IDEX Corp.	29,892,634
1,135,191	Ingersoll Rand, Inc.*	31,921,571
116,422	Lennox International, Inc.	27,125,162
221,721	Lincoln Electric Holdings, Inc.	18,677,777
202,311	PACCAR, Inc.	15,142,978
82,539	Watsco, Inc.	14,667,180

		185,711,423

	Commercial & Professional Services - 4.1%
15,686	CoStar Group, Inc.*	11,147,570
718,049	GFL Environmental, Inc.(1)	13,477,780
378,516	Healthcare Services Group, Inc.	9,258,501
518,573	IAA, Inc.*	20,001,360
1,495,704	KAR Auction Services, Inc.	20,580,887

		74,466,098

	Consumer Durables & Apparel - 5.5%
217,072	Carter’s, Inc.	17,517,710
8,657	NVR, Inc.*	28,210,999
431,083	PVH Corp.	20,713,538
802,991	Under Armour, Inc. Class C*	7,098,440
630,646	YETI Holdings, Inc.*	26,947,504

		100,488,191

	Consumer Services - 2.5%
311,054	Choice Hotels International, Inc.	24,542,160
137,675	Hyatt Hotels Corp. Class A	6,923,676
356,828	Service Corp. International	13,877,041

		45,342,877

	Diversified Financials - 1.6%
55,155	Credit Acceptance Corp.*(1)	23,110,497
15,166	FactSet Research Systems, Inc.	4,981,576
24,763	Hamilton Lane, Inc. Class A	1,668,283

		29,760,356

	Energy - 0.5%
483,777	Cabot Oil & Gas Corp.	8,311,289

	Food & Staples Retailing - 1.0%
618,860	Performance Food Group Co.*	18,033,580

	Food, Beverage & Tobacco - 0.7%
200,347	Lamb Weston Holdings, Inc.	12,808,184

	Health Care Equipment & Services - 11.3%
36,238	Amedisys, Inc.*	7,194,693
385,282	Encompass Health Corp.	23,860,514
280,937	Hill-Rom Holdings, Inc.	30,841,264
419,626	Integra LifeSciences Holdings Corp.*	19,718,226
10,633	LHC Group, Inc.*	1,853,545
78,338	Masimo Corp.*	17,860,281
89,753	Molina Healthcare, Inc.*	15,974,239
357,875	NuVasive, Inc.*	19,919,322
17,703	STERIS plc	2,716,348
232,050	Tandem Diabetes Care, Inc.*	22,954,386

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Health Care Equipment & Services - 11.3% - (continued)
49,089	Teleflex, Inc.	$17,867,414
204,712	Varian Medical Systems, Inc.*	25,081,314

		205,841,546

	Insurance - 4.3%
18,943	Alleghany Corp.	9,265,779
48,691	Erie Indemnity Co. Class A	9,343,803
320,706	Fidelity National Financial, Inc.	9,832,846
27,160	Markel Corp.*	25,073,297
14,965	White Mountains Insurance Group Ltd.	13,288,471
188,950	WR Berkley Corp.	10,824,946

		77,629,142

	Materials - 2.9%
255,119	Ball Corp.	17,728,219
794,758	Element Solutions, Inc.*	8,623,124
142,651	Packaging Corp. of America	14,236,570
376,633	Silgan Holdings, Inc.	12,199,143

		52,787,056

	Media & Entertainment - 3.2%
14,200	Cable One, Inc.	25,202,870
457,161	Cargurus, Inc.*	11,589,031
156,586	Roku, Inc.*	18,246,967
421,511	Zynga, Inc. Class A*	4,021,215

		59,060,083

	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
357,071	Apellis Pharmaceuticals, Inc.*(1)	11,661,939
69,514	Bio-Techne Corp.	18,356,562
292,792	ChemoCentryx, Inc.*	16,847,252
154,875	Ionis Pharmaceuticals, Inc.*	9,131,430
14,787	Mettler-Toledo International, Inc.*	11,911,668
231,785	PRA Health Sciences, Inc.*	22,550,362
469,789	PTC Therapeutics, Inc.*	23,837,094
167,120	Reata Pharmaceuticals, Inc. Class A*	26,074,062
90,362	Repligen Corp.*	11,169,647

		151,540,016

	Real Estate - 3.0%
360,091	Douglas Emmett, Inc. REIT	11,040,390
408,172	Equity Commonwealth REIT	13,143,138
40,195	PS Business Parks, Inc. REIT	5,321,818
610,389	Redfin Corp.*	25,581,403

		55,086,749

	Retailing - 3.7%
196,814	CarMax, Inc.*	17,624,693
316,091	Etsy, Inc.*	33,578,347
85,190	Wayfair, Inc. Class A*	16,834,396

		68,037,436

	Semiconductors & Semiconductor Equipment - 5.8%
440,455	First Solar, Inc.*	21,802,522
246,249	MKS Instruments, Inc.	27,885,237
141,120	Monolithic Power Systems, Inc.	33,445,440
225,354	Silicon Laboratories, Inc.*	22,596,246

		105,729,445

	Software & Services - 11.8%
136,194	Aspen Technology, Inc.*	14,111,061
237,495	Black Knight, Inc.*	17,232,637
270,887	Blackbaud, Inc.	15,462,230
4,176	EPAM Systems, Inc.*	1,052,394
63,104	Fair Isaac Corp.*	26,379,996
1,116,466	Genpact Ltd.	40,773,338

The accompanying notes are an integral part of these financial statements.

61

Hartford MidCap HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Software & Services - 11.8% - (continued)
210,266	Guidewire Software, Inc.*	$23,307,986
224,810	Q2 Holdings, Inc.*	19,286,450
986,976	Teradata Corp.*	20,529,101
229,907	WEX, Inc.*	37,936,954

		216,072,147

	Technology Hardware & Equipment - 11.1%
174,525	CDW Corp.	20,276,315
201,009	Coherent, Inc.*	26,328,159
1,915,640	CommScope Holding Co., Inc.*	15,957,281
179,036	F5 Networks, Inc.*	24,971,941
2,069,760	Flex Ltd.*	21,215,040
835,279	II-VI, Inc.*	39,441,874
404,712	Lumentum Holdings, Inc.*	32,955,698
544,090	National Instruments Corp.	21,061,724

		202,208,032

	Transportation - 1.8%
48,603	AMERCO	14,687,341
440,210	Knight-Swift Transportation Holdings, Inc.	18,361,159

		33,048,500

	Utilities - 2.0%
140,792	Black Hills Corp.	7,977,275
268,697	NiSource, Inc.	6,110,170
725,917	UGI Corp.	23,084,160

		37,171,605

	Total Common Stocks (cost $1,497,680,152)	$1,825,019,437

SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.1%
2,170,378	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $2,170,381; collateralized by U.S. Treasury Bond at 0.125%, maturing 07/15/2026, with a market value of $2,213,866	$2,170,378

	Securities Lending Collateral - 1.6%
1,432,399	Citibank NA DDCA, 0.08%, 7/1/2020(2)	1,432,399
10,486,077	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(2)	10,486,077
16,729,496	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(2)	16,729,496

		28,647,972

	Total Short-Term Investments (cost $30,818,350)	$30,818,350

Total Investments (cost $1,528,498,502)	101.7%	$1,855,837,787
Other Assets and Liabilities	(1.7)%	(30,639,948)

Total Net Assets	100.0%	$1,825,197,839

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

62

Hartford MidCap HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$85,885,682	$85,885,682	$—	$—
Capital Goods	185,711,423	185,711,423	—	—
Commercial & Professional Services	74,466,098	74,466,098	—	—
Consumer Durables & Apparel	100,488,191	100,488,191	—	—
Consumer Services	45,342,877	45,342,877	—	—
Diversified Financials	29,760,356	29,760,356	—	—
Energy	8,311,289	8,311,289	—	—
Food & Staples Retailing	18,033,580	18,033,580	—	—
Food, Beverage & Tobacco	12,808,184	12,808,184	—	—
Health Care Equipment & Services	205,841,546	205,841,546	—	—
Insurance	77,629,142	77,629,142	—	—
Materials	52,787,056	52,787,056	—	—
Media & Entertainment	59,060,083	59,060,083	—	—
Pharmaceuticals, Biotechnology & Life Sciences	151,540,016	151,540,016	—	—
Real Estate	55,086,749	55,086,749	—	—
Retailing	68,037,436	68,037,436	—	—
Semiconductors & Semiconductor Equipment	105,729,445	105,729,445	—	—
Software & Services	216,072,147	216,072,147	—	—
Technology Hardware & Equipment	202,208,032	202,208,032	—	—
Transportation	33,048,500	33,048,500	—	—
Utilities	37,171,605	37,171,605	—	—
Short-Term Investments	30,818,350	28,647,972	2,170,378	—

Total	$1,855,837,787	$1,853,667,409	$2,170,378	$—

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

63

Hartford MidCap Growth HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Capital Goods - 8.8%
18,628	Albany International Corp. Class A	$1,093,650
48,701	BWX Technologies, Inc.	2,758,425
47,079	Hexcel Corp.	2,128,912
8,056	IDEX Corp.	1,273,170
13,967	Lincoln Electric Holdings, Inc.	1,176,580

		8,430,737

	Commercial & Professional Services - 3.8%
21,965	Copart, Inc.*	1,829,025
20,694	TransUnion	1,801,206

		3,630,231

	Consumer Durables & Apparel - 2.6%
59,273	YETI Holdings, Inc.*	2,532,735

	Consumer Services - 8.7%
77,561	Aramark	1,750,552
15,673	Bright Horizons Family Solutions, Inc.*	1,836,876
3,473	Domino’s Pizza, Inc.	1,283,065
16,312	Grand Canyon Education, Inc.*	1,476,725
10,925	Vail Resorts, Inc.	1,989,989

		8,337,207

	Diversified Financials - 3.9%
30,514	Hamilton Lane, Inc. Class A	2,055,728
2,150	MarketAxess Holdings, Inc.	1,076,978
1,767	MSCI, Inc.	589,860

		3,722,566

	Food & Staples Retailing - 1.2%
39,170	Performance Food Group Co.*	1,141,414

	Food, Beverage & Tobacco - 0.8%
8,908	Freshpet, Inc.*	745,243

	Health Care Equipment & Services - 7.7%
7,938	ABIOMED, Inc.*	1,917,503
12,182	IDEXX Laboratories, Inc.*	4,022,009
7,996	Penumbra, Inc.*	1,429,845

		7,369,357

	Media & Entertainment - 5.9%
11,426	Electronic Arts, Inc.*	1,508,803
11,657	Roku, Inc.*	1,358,390
19,566	Take-Two Interactive Software, Inc.*	2,730,827

		5,598,020

	Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
27,618	Bluebird Bio, Inc.*	1,685,803
11,987	ICON plc*	2,019,330
16,847	Incyte Corp.*	1,751,583
3,510	Mettler-Toledo International, Inc.*	2,827,480
9,316	Seattle Genetics, Inc.*	1,582,975

		9,867,171

	Real Estate - 2.6%
8,221	SBA Communications Corp. REIT	2,449,200

	Retailing - 4.7%
12,347	Burlington Stores, Inc.*	2,431,495
12,826	Etsy, Inc.*	1,362,506
1,744	O’Reilly Automotive, Inc.*	735,392

		4,529,393

	Semiconductors & Semiconductor Equipment - 8.3%
16,553	First Solar, Inc.*	819,374
14,662	KLA Corp.	2,851,466
7,771	Microchip Technology, Inc.	818,364

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Semiconductors & Semiconductor Equipment - 8.3% - (continued)
7,758	Monolithic Power Systems, Inc.	$1,838,646
18,993	Teradyne, Inc.	1,605,098

		7,932,948

	Software & Services - 23.0%
12,664	Avalara, Inc.*	1,685,452
22,898	Black Knight, Inc.*	1,661,479
19,620	Blackbaud, Inc.	1,119,910
21,469	Ceridian HCM Holding, Inc.*	1,701,848
8,386	DocuSign, Inc.*	1,444,153
2,541	FleetCor Technologies, Inc.*	639,138
27,856	GoDaddy, Inc. Class A*	2,042,680
19,695	Guidewire Software, Inc.*	2,183,191
39,505	Slack Technologies, Inc. Class A*	1,228,210
11,597	Splunk, Inc.*	2,304,324
15,811	Square, Inc. Class A*	1,659,206
47,271	SS&C Technologies Holdings, Inc.	2,669,866
4,919	Tyler Technologies, Inc.*	1,706,303

		22,045,760

	Technology Hardware & Equipment - 3.8%
16,720	CDW Corp.	1,942,530
7,081	Coherent, Inc.*	927,469
10,975	Itron, Inc.*	727,094

		3,597,093

	Transportation - 2.9%
23,433	J.B. Hunt Transport Services, Inc.	2,819,927

	Total Common Stocks (cost $75,684,634)	$94,749,002

SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
629,937	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $629,938; collateralized by U.S. Treasury Bond at 3.625%, maturing 02/15/2044, with a market value of $642,547	$629,937

	Total Short-Term Investments (cost $629,937)	$629,937

Total Investments (cost $76,314,571)	99.6%	$95,378,939
Other Assets and Liabilities	0.4%	345,755

Total Net Assets	100.0%	$95,724,694

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

64

Hartford MidCap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$8,430,737	$8,430,737	$—	$—
Commercial & Professional Services	3,630,231	3,630,231	—	—
Consumer Durables & Apparel	2,532,735	2,532,735	—	—
Consumer Services	8,337,207	8,337,207	—	—
Diversified Financials	3,722,566	3,722,566	—	—
Food & Staples Retailing	1,141,414	1,141,414	—	—
Food, Beverage & Tobacco	745,243	745,243	—	—
Health Care Equipment & Services	7,369,357	7,369,357	—	—
Media & Entertainment	5,598,020	5,598,020	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,867,171	9,867,171	—	—
Real Estate	2,449,200	2,449,200	—	—
Retailing	4,529,393	4,529,393	—	—
Semiconductors & Semiconductor Equipment	7,932,948	7,932,948	—	—
Software & Services	22,045,760	22,045,760	—	—
Technology Hardware & Equipment	3,597,093	3,597,093	—	—
Transportation	2,819,927	2,819,927	—	—
Short-Term Investments	629,937	—	629,937	—

Total	$95,378,939	$94,749,002	$629,937	$—

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

65

Hartford MidCap Value HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.0%
91,013	Gentex Corp.	$2,345,405

	Banks - 7.0%
30,730	M&T Bank Corp.	3,194,998
39,891	South State Corp.	1,901,205
250,527	Sterling Bancorp	2,936,177
118,178	Synovus Financial Corp.	2,426,194
89,203	Western Alliance Bancorp	3,378,118
87,321	Zions Bancorp NA	2,968,914

		16,805,606

	Capital Goods - 12.6%
140,240	Colfax Corp.*	3,912,696
33,558	EnerSys	2,160,464
61,294	Fortune Brands Home & Security, Inc.	3,918,526
169,208	Ingersoll Rand, Inc.*	4,758,129
112,112	JELD-WEN Holding, Inc.*	1,806,124
20,011	L3Harris Technologies, Inc.	3,395,266
27,525	Moog, Inc. Class A	1,458,275
98,455	Rexnord Corp.	2,869,963
77,889	SPX FLOW, Inc.*	2,916,164
53,392	Westinghouse Air Brake Technologies Corp.	3,073,778

		30,269,385

	Commercial & Professional Services - 1.8%
73,098	Clean Harbors, Inc.*	4,384,418

	Consumer Durables & Apparel - 5.5%
37,028	Carter’s, Inc.	2,988,160
38,487	Columbia Sportswear Co.	3,101,282
56,048	Lennar Corp. Class A	3,453,678
151,506	Steven Madden Ltd.	3,740,683

		13,283,803

	Consumer Services - 1.4%
78,845	Wyndham Hotels & Resorts, Inc.	3,360,374

	Diversified Financials - 2.8%
332,352	SLM Corp.	2,336,435
93,959	Voya Financial, Inc.	4,383,187

		6,719,622

	Energy - 2.3%
86,582	Delek U.S. Holdings, Inc.	1,507,393
75,411	Diamondback Energy, Inc.	3,153,688
74,478	Viper Energy Partners L.P.	771,592

		5,432,673

	Food & Staples Retailing - 1.5%
182,289	U.S. Foods Holding Corp.*	3,594,739

	Food, Beverage & Tobacco - 1.0%
27,594	Post Holdings, Inc.*	2,417,786

	Health Care Equipment & Services - 12.0%
66,177	Acadia Healthcare Co., Inc.*	1,662,366
93,595	Centene Corp.*	5,947,962
88,979	Dentsply Sirona, Inc.	3,920,415
54,746	Encompass Health Corp.	3,390,420
26,941	Hill-Rom Holdings, Inc.	2,957,583
53,011	Hologic, Inc.*	3,021,627
20,744	Molina Healthcare, Inc.*	3,692,017
35,375	Zimmer Biomet Holdings, Inc.	4,222,360

		28,814,750

	Insurance - 9.7%
44,298	Arthur J Gallagher & Co.	4,318,612
36,744	Assurant, Inc.	3,795,288
210,271	CNO Financial Group, Inc.	3,273,919

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 9.7% - (continued)
37,749	Hanover Insurance Group, Inc.	$3,825,106
52,413	Kemper Corp.	3,800,991
207,254	Lancashire Holdings Ltd.	2,078,302
13,472	RenaissanceRe Holdings Ltd.	2,304,116

		23,396,334

	Materials - 8.2%
67,278	Buzzi Unicem S.p.A.	1,453,723
65,710	Carpenter Technology Corp.	1,595,439
56,953	Celanese Corp.	4,917,322
61,744	Crown Holdings, Inc.*	4,021,386
35,240	FMC Corp.	3,510,609
43,160	Reliance Steel & Aluminum Co.	4,097,179

		19,595,658

	Media & Entertainment - 1.8%
18,872	Electronic Arts, Inc.*	2,492,047
164,740	TEGNA, Inc.	1,835,204

		4,327,251

	Real Estate - 11.3%
58,813	American Campus Communities, Inc. REIT	2,056,103
50,257	Americold Realty Trust REIT	1,824,329
34,806	Boston Properties, Inc. REIT	3,145,766
114,551	Corporate Office Properties Trust REIT	2,902,722
68,788	First Industrial Realty Trust, Inc. REIT	2,644,211
129,339	Gaming and Leisure Properties, Inc. REIT	4,475,130
83,716	Highwoods Properties, Inc. REIT	3,125,118
150,467	Host Hotels & Resorts, Inc. REIT	1,623,539
32,039	Life Storage, Inc. REIT	3,042,103
125,141	Physicians Realty Trust REIT	2,192,470

		27,031,491

	Retailing - 2.1%
36,894	Dollar Tree, Inc.*	3,419,336
21,229	Expedia Group, Inc.	1,745,024

		5,164,360

	Semiconductors & Semiconductor Equipment - 3.4%
7,544	KLA Corp.	1,467,157
7,203	Lam Research Corp.	2,329,882
38,161	MKS Instruments, Inc.	4,321,352

		8,118,391

	Software & Services - 3.2%
52,023	Amdocs Ltd.	3,167,160
31,892	Leidos Holdings, Inc.	2,987,324
27,640	SS&C Technologies Holdings, Inc.	1,561,107

		7,715,591

	Technology Hardware & Equipment - 5.8%
46,715	Ciena Corp.*	2,530,085
17,342	Coherent, Inc.*	2,271,455
6,079	F5 Networks, Inc.*	847,899
54,531	Lumentum Holdings, Inc.*	4,440,459
13,107	Rogers Corp.*	1,633,132
51,996	Western Digital Corp.	2,295,623

		14,018,653

	Utilities - 5.4%
75,814	Alliant Energy Corp.	3,626,942
46,471	Evergy, Inc.	2,755,265
61,300	Portland General Electric Co.	2,562,953
33,926	Sempra Energy	3,977,145

		12,922,305

	Total Common Stocks (cost $235,665,378)	$239,718,595

The accompanying notes are an integral part of these financial statements.

66

Hartford MidCap Value HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
813,155	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $813,156; collateralized by U.S. Treasury Note at 1.875%, maturing 07/31/2026, with a market value of $829,435	$813,155

	Total Short-Term Investments (cost $813,155)	$813,155

Total Investments (cost $236,478,533)	100.1%	$240,531,750
Other Assets and Liabilities	(0.1)%	(337,473)

Total Net Assets	100.0%	$240,194,277

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,345,405	$2,345,405	$—	$—
Banks	16,805,606	16,805,606	—	—
Capital Goods	30,269,385	30,269,385	—	—
Commercial & Professional Services	4,384,418	4,384,418	—	—
Consumer Durables & Apparel	13,283,803	13,283,803	—	—
Consumer Services	3,360,374	3,360,374	—	—
Diversified Financials	6,719,622	6,719,622	—	—
Energy	5,432,673	5,432,673	—	—
Food & Staples Retailing	3,594,739	3,594,739	—	—
Food, Beverage & Tobacco	2,417,786	2,417,786	—	—
Health Care Equipment & Services	28,814,750	28,814,750	—	—
Insurance	23,396,334	21,318,032	2,078,302	—
Materials	19,595,658	18,141,935	1,453,723	—
Media & Entertainment	4,327,251	4,327,251	—	—
Real Estate	27,031,491	27,031,491	—	—
Retailing	5,164,360	5,164,360	—	—
Semiconductors & Semiconductor Equipment	8,118,391	8,118,391	—	—
Software & Services	7,715,591	7,715,591	—	—
Technology Hardware & Equipment	14,018,653	14,018,653	—	—
Utilities	12,922,305	12,922,305	—	—
Short-Term Investments	813,155	—	813,155	—

Total	$240,531,750	$236,186,570	$4,345,180	$—

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

67

Hartford Small Cap Growth HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 1.6%
103,581	Fox Factory Holding Corp.*	$8,556,826
101,920	Thor Industries, Inc.	10,857,538

		19,414,364

	Banks - 2.7%
269,394	First Hawaiian, Inc.	4,644,353
827,764	MGIC Investment Corp.	6,779,387
84,509	Seacoast Banking Corp. of Florida*	1,723,984
423,702	Sterling Bancorp	4,965,787
236,706	Synovus Financial Corp.	4,859,574
219,125	Triumph Bancorp, Inc.*	5,318,164
127,452	Western Alliance Bancorp	4,826,607

		33,117,856

	Capital Goods - 11.1%
237,734	Aerojet Rocketdyne Holdings, Inc.*	9,423,776
189,438	Altra Industrial Motion Corp.	6,035,494
182,942	Applied Industrial Technologies, Inc.	11,413,751
66,429	Armstrong World Industries, Inc.	5,178,805
66,057	Axon Enterprise, Inc.*	6,482,173
161,345	BWX Technologies, Inc.	9,138,581
59,906	Curtiss-Wright Corp.	5,348,408
108,123	EnerSys	6,960,959
129,832	Hexcel Corp.	5,871,003
152,152	ITT, Inc.	8,937,408
133,035	John Bean Technologies Corp.	11,443,671
96,538	Mercury Systems, Inc.*	7,593,679
179,136	Patrick Industries, Inc.	10,972,080
283,445	Rexnord Corp.	8,262,422
232,839	SPX Corp.*	9,581,325
185,063	SPX FLOW, Inc.*	6,928,759
46,522	Trex Co., Inc.*	6,051,116

		135,623,410

	Commercial & Professional Services - 3.8%
153,141	ASGN, Inc.*	10,211,442
123,648	Clean Harbors, Inc.*	7,416,407
158,077	Exponent, Inc.	12,793,172
86,118	Huron Consulting Group, Inc.*	3,810,721
99,984	Insperity, Inc.	6,471,964
52,124	MSA Safety, Inc.	5,965,071

		46,668,777

	Consumer Durables & Apparel - 6.6%
68,944	Carter’s, Inc.	5,563,781
64,347	Deckers Outdoor Corp.*	12,637,107
131,854	PVH Corp.	6,335,585
340,460	Smith & Wesson Brands, Inc.*	7,326,699
345,901	Steven Madden Ltd.	8,540,296
123,005	TopBuild Corp.*	13,994,279
772,552	Under Armour, Inc. Class C*	6,829,360
346,447	Wolverine World Wide, Inc.	8,248,903
257,746	YETI Holdings, Inc.*	11,013,486

		80,489,496

	Consumer Services - 3.1%
80,781	Churchill Downs, Inc.	10,755,990
91,350	Dunkin’ Brands Group, Inc.	5,958,760
245,077	Penn National Gaming, Inc.*	7,484,652
95,176	Wingstop, Inc.	13,226,609

		37,426,011

	Diversified Financials - 1.3%
141,150	OneMain Holdings, Inc.	3,463,821
903,195	SLM Corp.	6,349,461
129,474	Stifel Financial Corp.	6,140,952

		15,954,234

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Food & Staples Retailing - 0.8%
321,459	Performance Food Group Co.*	$9,367,315

	Food, Beverage & Tobacco - 2.8%
15,283	Boston Beer Co., Inc. Class A*	8,201,622
127,396	Freshpet, Inc.*	10,657,949
681,332	Hostess Brands, Inc.*	8,325,877
353,808	Simply Good Foods Co.*	6,573,753

		33,759,201

	Health Care Equipment & Services - 12.3%
71,360	Addus HomeCare Corp.*	6,605,082
25,500	Akouos, Inc.*	573,750
36,290	Amedisys, Inc.*	7,205,017
163,268	AtriCure, Inc.*	7,338,897
153,623	Cardiovascular Systems, Inc.*	4,846,806
223,834	Globus Medical, Inc. Class A*	10,679,120
65,945	Haemonetics Corp.*	5,906,034
345,208	HMS Holdings Corp.*	11,181,287
18,450	ICU Medical, Inc.*	3,400,520
140,894	Integer Holdings Corp.*	10,292,307
155,295	Integra LifeSciences Holdings Corp.*	7,297,312
55,587	iRhythm Technologies, Inc.*	6,441,977
73,241	LHC Group, Inc.*	12,767,371
117,736	NuVasive, Inc.*	6,553,186
197,236	Omnicell, Inc.*	13,928,806
347,725	OraSure Technologies, Inc.*	4,044,042
113,985	Providence Service Corp.*	8,994,556
881,409	R1 RCM, Inc.*	9,827,710
124,945	Tandem Diabetes Care, Inc.*	12,359,559

		150,243,339

	Household & Personal Products - 0.5%
320,533	BellRing Brands, Inc. Class A*	6,391,428

	Insurance - 1.5%
223,003	James River Group Holdings Ltd.	10,035,135
112,681	Kemper Corp.	8,171,626

		18,206,761

	Materials - 3.1%
274,723	Axalta Coating Systems Ltd.*	6,195,004
207,823	Boise Cascade Co.	7,816,223
587,480	Graphic Packaging Holding Co.	8,218,845
114,473	Ingevity Corp.*	6,017,845
344,961	Louisiana-Pacific Corp.	8,848,250

		37,096,167

	Media & Entertainment - 1.1%
141,892	Cardlytics, Inc.*	9,929,602
152,891	Cargurus, Inc.*	3,875,787

		13,805,389

	Pharmaceuticals, Biotechnology & Life Sciences - 21.6%
100,192	ACADIA Pharmaceuticals, Inc.*	4,856,306
32,735	Acceleron Pharma, Inc.*	3,118,663
242,687	Adverum Biotechnologies, Inc.*	5,067,305
525,222	Akebia Therapeutics, Inc.*	7,132,515
99,448	Allakos, Inc.*(1)	7,146,333
668,446	Amicus Therapeutics, Inc.*	10,080,166
204,812	Apellis Pharmaceuticals, Inc.*	6,689,160
79,014	Arena Pharmaceuticals, Inc.*	4,973,931
132,255	Biohaven Pharmaceutical Holding Co., Ltd.*	9,669,163
42,548	Blueprint Medicines Corp.*	3,318,744
147,702	ChemoCentryx, Inc.*	8,498,773
177,555	Constellation Pharmaceuticals, Inc.*	5,335,528
271,023	Cytokinetics, Inc.*	6,388,012
327,304	Dicerna Pharmaceuticals, Inc.*	8,313,522
66,992	Emergent BioSolutions, Inc.*	5,297,727

The accompanying notes are an integral part of these financial statements.

68

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 21.6% - (continued)
49,100	Forma Therapeutics Holdings, Inc.*	$2,282,659
45,500	Generation Bio Co.*	955,500
15,648	Global Blood Therapeutics, Inc.*	987,858
361,134	Heron Therapeutics, Inc.*(1)	5,312,281
454,320	ImmunoGen, Inc.*	2,089,872
304,613	Karyopharm Therapeutics, Inc.*	5,769,370
112,307	Kodiak Sciences, Inc.*(1)	6,078,055
42,005	Madrigal Pharmaceuticals, Inc.*(1)	4,757,066
189,975	Mersana Therapeutics, Inc.*	4,445,415
92,551	Mirati Therapeutics, Inc.*	10,566,548
292,092	Momenta Pharmaceuticals, Inc.*	9,717,901
112,203	MyoKardia, Inc.*	10,841,054
204,366	NanoString Technologies, Inc.*	5,998,142
108,210	Oyster Point Pharma, Inc.*	3,125,105
105,050	Pacira BioSciences, Inc.*	5,511,973
120,030	Principia Biopharma, Inc.*	7,176,594
183,423	PTC Therapeutics, Inc.*	9,306,883
287,321	Radius Health, Inc.*	3,916,185
159,444	RAPT Therapeutics, Inc.*	4,627,065
31,347	Reata Pharmaceuticals, Inc. Class A*	4,890,759
87,114	REGENXBIO, Inc.*	3,208,409
52,562	Repligen Corp.*	6,497,189
250,037	Revance Therapeutics, Inc.*	6,105,903
228,667	Rhythm Pharmaceuticals, Inc.*	5,099,274
274,692	Theravance Biopharma, Inc.*	5,765,785
170,816	Tricida, Inc.*	4,694,024
104,939	Turning Point Therapeutics, Inc.*	6,778,010
81,883	Ultragenyx Pharmaceutical, Inc.*	6,404,069
266,423	Veracyte, Inc.*	6,900,356
167,628	Y-mAbs Therapeutics, Inc.*	7,241,530

		262,936,682

	Real Estate - 3.0%
298,772	Columbia Property Trust, Inc. REIT	3,925,864
61,454	Coresite Realty Corp. REIT	7,439,621
227,697	Corporate Office Properties Trust REIT	5,769,842
348,807	Essential Properties Realty Trust, Inc. REIT	5,176,296
562,905	Independence Realty Trust, Inc. REIT	6,467,779
57,121	PS Business Parks, Inc. REIT	7,562,820

		36,342,222

	Retailing - 1.4%
30,080	Core-Mark Holding Co., Inc.	750,646
174,964	Floor & Decor Holdings, Inc. Class A*	10,086,675
220,213	Foot Locker, Inc.	6,421,411

		17,258,732

	Semiconductors & Semiconductor Equipment - 4.1%
307,228	Cohu, Inc.	5,327,334
113,802	Entegris, Inc.	6,720,008
193,366	First Solar, Inc.*	9,571,617
323,404	FormFactor, Inc.*	9,485,439
53,083	MKS Instruments, Inc.	6,011,119
178,645	Onto Innovation, Inc.*	6,081,076
58,349	Power Integrations, Inc.	6,892,767

		50,089,360

	Software & Services - 13.6%
110,973	Blackbaud, Inc.	6,334,339
36,912	CACI International, Inc. Class A*	8,005,475
93,148	Everbridge, Inc.*	12,887,957
98,423	ExlService Holdings, Inc.*	6,240,018
133,916	Five9, Inc.*	14,820,484
182,347	LiveRamp Holdings, Inc.*	7,744,277
80,088	Manhattan Associates, Inc.*	7,544,290
364,640	Medallia, Inc.*	9,203,514
259,018	Mimecast Ltd.*	10,790,690

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 13.6% - (continued)
42,496	Paylocity Holding Corp.*	$6,199,741
70,742	Pegasystems, Inc.	7,156,968
259,839	Perficient, Inc.*	9,297,039
141,704	Q2 Holdings, Inc.*	12,156,786
220,517	Rapid7, Inc.*	11,250,777
159,152	Science Applications International Corp.	12,362,927
123,554	Sprout Social, Inc. Class A*(1)	3,335,958
609,403	SVMK, Inc.*	14,345,347
584,832	Verra Mobility Corp.*	6,012,073

		165,688,660

	Technology Hardware & Equipment - 3.0%
258,470	CTS Corp.	5,179,739
144,800	Itron, Inc.*	9,593,000
129,950	Lumentum Holdings, Inc.*	10,581,829
320,692	Pure Storage, Inc. Class A*	5,557,592
48,852	Rogers Corp.*	6,086,959

		36,999,119

	Telecommunication Services - 0.4%
33,546	Bandwidth, Inc. Class A*	4,260,342

	Transportation - 0.5%
231,828	Marten Transport Ltd.	5,832,792

	Total Common Stocks (cost $1,016,022,607)	$1,216,971,657

SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.7%
8,766,096	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $8,766,111; collateralized by U.S. Treasury Note at 1.875%, maturing 07/31/2026, with a market value of $8,941,452	$8,766,096

	Securities Lending Collateral - 0.5%
290,725	Citibank NA DDCA, 0.08%, 07/01/2020(2)	290,725
2,128,297	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(2)	2,128,297
3,395,486	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(2)	3,395,486

		5,814,508

	Total Short-Term Investments (cost $14,580,604)	$14,580,604

Total Investments (cost $1,030,603,211)	101.1%	$1,231,552,261
Other Assets and Liabilities	(1.1)%	(13,600,801)

Total Net Assets	100.0%	$1,217,951,460

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

The accompanying notes are an integral part of these financial statements.

69

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$19,414,364	$19,414,364	$—	$—
Banks	33,117,856	33,117,856	—	—
Capital Goods	135,623,410	135,623,410	—	—
Commercial & Professional Services	46,668,777	46,668,777	—	—
Consumer Durables & Apparel	80,489,496	80,489,496	—	—
Consumer Services	37,426,011	37,426,011	—	—
Diversified Financials	15,954,234	15,954,234	—	—
Food & Staples Retailing	9,367,315	9,367,315	—	—
Food, Beverage & Tobacco	33,759,201	33,759,201	—	—
Health Care Equipment & Services	150,243,339	150,243,339	—	—
Household & Personal Products	6,391,428	6,391,428	—	—
Insurance	18,206,761	18,206,761	—	—
Materials	37,096,167	37,096,167	—	—
Media & Entertainment	13,805,389	13,805,389	—	—
Pharmaceuticals, Biotechnology & Life Sciences	262,936,682	262,936,682	—	—
Real Estate	36,342,222	36,342,222	—	—
Retailing	17,258,732	17,258,732	—	—
Semiconductors & Semiconductor Equipment	50,089,360	50,089,360	—	—
Software & Services	165,688,660	165,688,660	—	—
Technology Hardware & Equipment	36,999,119	36,999,119	—	—
Telecommunication Services	4,260,342	4,260,342	—	—
Transportation	5,832,792	5,832,792	—	—
Short-Term Investments	14,580,604	5,814,508	8,766,096	—

Total	$1,231,552,261	$1,222,786,165	$8,766,096	$—

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

70

Hartford Small Company HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 2.4%
77,954	Fox Factory Holding Corp.*	$6,439,780
38,469	Thor Industries, Inc.	4,098,103

		10,537,883

	Banks - 3.1%
68,188	Ameris Bancorp	1,608,555
77,798	BancorpSouth Bank	1,769,127
384,060	Sterling Bancorp	4,501,183
140,676	Western Alliance Bancorp	5,327,400

		13,206,265

	Capital Goods - 11.8%
136,150	Advanced Drainage Systems, Inc.	6,725,810
90,218	Argan, Inc.	4,274,529
27,068	Axon Enterprise, Inc.*	2,656,183
170,480	BMC Stock Holdings, Inc.*	4,285,867
47,800	Chart Industries, Inc.*	2,317,822
112,158	Comfort Systems USA, Inc.	4,570,438
73,643	Curtiss-Wright Corp.	6,574,847
113,869	ITT, Inc.	6,688,665
103,305	Kennametal, Inc.	2,965,887
245,970	Rexnord Corp.	7,170,025
64,952	Rush Enterprises, Inc. Class A	2,692,910

		50,922,983

	Commercial & Professional Services - 2.8%
55,691	Tetra Tech, Inc.	4,406,272
123,943	TriNet Group, Inc.*	7,553,086

		11,959,358

	Consumer Durables & Apparel - 8.3%
134,377	BRP, Inc.	5,731,017
27,210	Cavco Industries, Inc.*	5,247,448
34,302	Polaris Industries, Inc.	3,174,650
212,575	Skyline Champion Corp.*	5,174,076
157,299	Steven Madden Ltd.	3,883,712
252,771	Wolverine World Wide, Inc.	6,018,478
151,758	YETI Holdings, Inc.*	6,484,619

		35,714,000

	Consumer Services - 5.1%
118,924	Chegg, Inc.*	7,998,828
281,225	DraftKings, Inc.*(1)(2)	9,066,694
81,100	Penn National Gaming, Inc.*	2,476,794
43,407	Planet Fitness, Inc. Class A*	2,629,162

		22,171,478

	Diversified Financials - 2.9%
100,714	Ares Management Corp. Class A	3,998,346
28,910	Hamilton Lane, Inc. Class A	1,947,667
104,173	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	2,964,763
91,791	PRA Group, Inc.*	3,548,640

		12,459,416

	Food, Beverage & Tobacco - 1.1%
8,571	Boston Beer Co., Inc. Class A*	4,599,627

	Health Care Equipment & Services - 11.7%
67,734	1Life Healthcare, Inc.*(3)	2,460,099
84,620	Globus Medical, Inc. Class A*	4,037,220
130,852	Health Catalyst, Inc.	3,816,953
27,997	Hill-Rom Holdings, Inc.	3,073,511
22,754	Insulet Corp.*	4,420,192
30,300	Kangji Medical Holdings Ltd.*	116,501
32,768	LHC Group, Inc.*	5,712,118
121,374	Livongo Health, Inc.*(3)	9,126,111
55,304	Novocure Ltd.*	3,279,527

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Health Care Equipment & Services - 11.7% - (continued)
85,675	Omnicell, Inc.*	$6,050,368
86,158	Tandem Diabetes Care, Inc.*	8,522,749

		50,615,349

	Insurance - 0.9%
83,133	James River Group Holdings Ltd.	3,740,985

	Materials - 0.7%
57,948	Ingevity Corp.*	3,046,326

	Media & Entertainment - 0.8%
47,363	Cardlytics, Inc.*	3,314,463

	Pharmaceuticals, Biotechnology & Life Sciences - 17.4%
61,858	ACADIA Pharmaceuticals, Inc.*	2,998,257
37,414	Acceleron Pharma, Inc.*	3,564,432
28,139	Allakos, Inc.*	2,022,069
293,053	Amicus Therapeutics, Inc.*	4,419,239
58,857	Apellis Pharmaceuticals, Inc.*	1,922,270
79,312	Arena Pharmaceuticals, Inc.*	4,992,690
10,274	Ascendis Pharma A/S ADR*	1,519,525
60,026	Blueprint Medicines Corp.*	4,682,028
42,902	ChemoCentryx, Inc.*	2,468,581
46,682	Constellation Pharmaceuticals, Inc.*	1,402,794
27,401	CRISPR Therapeutics AG*	2,013,699
37,886	Global Blood Therapeutics, Inc.*	2,391,743
133,958	Heron Therapeutics, Inc.*(3)	1,970,522
458,162	ImmunoGen, Inc.*	2,107,545
82,266	Iovance Biotherapeutics, Inc.*	2,258,202
104,825	Karyopharm Therapeutics, Inc.*	1,985,386
35,843	Kodiak Sciences, Inc.*	1,939,823
105,488	Mersana Therapeutics, Inc.*	2,468,419
37,010	Mirati Therapeutics, Inc.*	4,225,432
46,990	MyoKardia, Inc.*	4,540,174
69,855	NanoString Technologies, Inc.*	2,050,244
26,885	Principia Biopharma, Inc.*	1,607,454
65,244	PTC Therapeutics, Inc.*	3,310,481
41,944	RAPT Therapeutics, Inc.*(3)	1,217,215
13,572	Reata Pharmaceuticals, Inc. Class A*	2,117,503
123,569	Revance Therapeutics, Inc.*	3,017,555
67,732	UroGen Pharma Ltd.*(3)	1,769,160
92,815	Y-mAbs Therapeutics, Inc.*	4,009,608

		74,992,050

	Real Estate - 1.5%
189,911	Essential Properties Realty Trust, Inc. REIT	2,818,279
88,350	Redfin Corp.*	3,702,749

		6,521,028

	Retailing - 3.9%
5,016,400	Allstar Co.*(1)(2)(4)	652,132
47,737	Five Below, Inc.*	5,103,563
97,568	Floor & Decor Holdings, Inc. Class A*	5,624,795
41,573	Ollie’s Bargain Outlet Holdings, Inc.*	4,059,604
43,094	Tory Burch LLC*(1)(2)(4)	1,594,048

		17,034,142

	Semiconductors & Semiconductor Equipment - 5.2%
56,446	ACM Research, Inc. Class A*	3,519,973
65,082	Entegris, Inc.	3,843,092
92,664	First Solar, Inc.*	4,586,868
29,343	MKS Instruments, Inc.	3,322,801
374,257	Tower Semiconductor Ltd.*	7,144,566

		22,417,300

	Software & Services - 13.6%
118,132	2U, Inc.*	4,484,291
23,548	Avalara, Inc.*	3,134,003
54,873	Endava plc ADR*	2,650,366

The accompanying notes are an integral part of these financial statements.

71

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Software & Services - 13.6% - (continued)
37,645	Five9, Inc.*	$4,166,172
19,775	HubSpot, Inc.*	4,436,521
41,779	j2 Global, Inc.	2,640,851
122,609	LiveRamp Holdings, Inc.*	5,207,204
55,057	Manhattan Associates, Inc.*	5,186,369
79,279	Mimecast Ltd.*	3,302,763
173,101	PagerDuty, Inc.*(3)	4,954,151
35,327	Paylocity Holding Corp.*	5,153,856
95,491	Perficient, Inc.*	3,416,668
46,530	Q2 Holdings, Inc.*	3,991,809
117,950	Rapid7, Inc.*	6,017,809

		58,742,833

	Technology Hardware & Equipment - 3.1%
100,461	II-VI, Inc.*	4,743,768
27,151	Lumentum Holdings, Inc.*	2,210,906
58,440	Novanta, Inc.*	6,239,639

		13,194,313

	Telecommunication Services - 1.3%
45,925	Bandwidth, Inc. Class A*	5,832,475

	Transportation - 1.0%
42,600	Saia, Inc.*	4,736,269

	Total Common Stocks (cost $351,993,196)	$425,758,543

CONVERTIBLE PREFERRED STOCKS - 1.6%
	Retailing - 0.7%
74,004	Honest Co., Inc. Series E*(1)(2)(4)	$2,986,801

	Software & Services - 0.9%
410,300	MarkLogic Corp. Series F*(1)(2)(4)	3,811,687

	Total Convertible Preferred Stocks (cost $8,151,359)	$6,798,488

WARRANTS - 0.0%
	Consumer Services - 0.0%
1,972	DraftKings, Inc. Expires 4/23/25*(1)(2)	$41,590

ESCROWS - 0.0%(5)
	Software & Services - 0.0%
157,023	Veracode, Inc.*(1)(2)(4)	$85,420

	Total Escrows (cost $—)	$85,420

	Total Long-Term Investments (cost $360,144,555)	$432,684,041

SHORT-TERM INVESTMENTS - 1.2%
	Securities Lending Collateral - 1.2%
265,981	Citibank NA DDCA, 0.08%, 7/1/2020(6)	$265,981
1,947,149	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(6)	1,947,149
3,106,483	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(6)	3,106,483

		5,319,613

	Total Short-Term Investments (cost $5,319,613)	$5,319,613

Total Investments (cost $365,464,168)	101.4%	$438,003,654
Other Assets and Liabilities	(1.4)%	(6,344,695)

Total Net Assets	100.0%	$431,658,959

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2020, the aggregate fair value of these securities was $18,238,372, which represented 4.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $18,238,372 or 4.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	5,016,400	$2,182,229	$652,132
07/2015	DraftKings, Inc.	281,225	2,958,837	9,066,694
04/2020	DraftKings, Inc. Warrants	1,972	—	41,590
08/2015	Honest Co., Inc. Series E Convertible Preferred	74,004	3,386,053	2,986,801
04/2015	MarkLogic Corp. Series F Convertible Preferred	410,300	4,765,306	3,811,687
11/2013	Tory Burch LLC	43,094	3,377,559	1,594,048
04/2017	Veracode, Inc.	157,023	—	85,420

			$16,669,984	$18,238,372

(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(4)	Investment valued using significant unobservable inputs.

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(6)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

72

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$10,537,883	$10,537,883	$—	$—
Banks	13,206,265	13,206,265	—	—
Capital Goods	50,922,983	50,922,983	—	—
Commercial & Professional Services	11,959,358	11,959,358	—	—
Consumer Durables & Apparel	35,714,000	35,714,000	—	—
Consumer Services	22,171,478	13,104,784	9,066,694	—
Diversified Financials	12,459,416	12,459,416	—	—
Food, Beverage & Tobacco	4,599,627	4,599,627	—	—
Health Care Equipment & Services	50,615,349	50,615,349	—	—
Insurance	3,740,985	3,740,985	—	—
Materials	3,046,326	3,046,326	—	—
Media & Entertainment	3,314,463	3,314,463	—	—
Pharmaceuticals, Biotechnology & Life Sciences	74,992,050	74,992,050	—	—
Real Estate	6,521,028	6,521,028	—	—
Retailing	17,034,142	14,787,962	—	2,246,180
Semiconductors & Semiconductor Equipment	22,417,300	22,417,300	—	—
Software & Services	58,742,833	58,742,833	—	—
Technology Hardware & Equipment	13,194,313	13,194,313	—	—
Telecommunication Services	5,832,475	5,832,475	—	—
Transportation	4,736,269	4,736,269	—	—
Convertible Preferred Stocks	6,798,488	—	—	6,798,488
Warrants	41,590	—	41,590	—
Escrows	85,420	—	—	85,420
Short-Term Investments	5,319,613	5,319,613	—	—

Total	$438,003,654	$419,765,282	$9,108,284	$9,130,088

(1)

For the six-month period ended June 30, 2020, investments valued at $3,113,195 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers in to Level 3.

	Common Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$7,916,558	$6,811,247	$85,420	$14,813,225
Purchases	—	—	—	—
Sales	—	—	—	—
Accrued discounts/(premiums)	—	—	—	—
Total realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	(2,557,183)	(12,759)	—	(2,569,942)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(3,113,195)	—	—	(3,113,195)

Ending balance	$2,246,180	$6,798,488	$85,420	$9,130,088

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at June 30, 2020 was $(2,569,941).

The accompanying notes are an integral part of these financial statements.

73

Hartford Stock HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Banks - 1.8%
220,276	PNC Financial Services Group, Inc.	$23,175,238

	Capital Goods - 12.2%
132,880	3M Co.	20,727,951
139,396	Deere & Co.	21,906,081
211,959	General Dynamics Corp.	31,679,392
189,581	Honeywell International, Inc.	27,411,517
66,889	Lockheed Martin Corp.	24,409,134
75,024	Northrop Grumman Corp.	23,065,379
198,730	Raytheon Technologies Corp.	12,245,743

		161,445,197

	Consumer Durables & Apparel - 3.2%
429,165	NIKE, Inc. Class B	42,079,628

	Consumer Services - 3.9%
276,661	McDonald’s Corp.	51,035,655

	Diversified Financials - 2.8%
394,922	American Express Co.	37,596,574

	Food & Staples Retailing - 1.4%
61,745	Costco Wholesale Corp.	18,721,701

	Food, Beverage & Tobacco - 8.5%
1,030,920	Coca-Cola Co.	46,061,505
964,173	Diageo plc	32,046,552
262,227	PepsiCo., Inc.	34,682,143

		112,790,200

	Health Care Equipment & Services - 11.4%
313,364	Baxter International, Inc.	26,980,640
180,324	Danaher Corp.	31,886,693
426,824	Medtronic plc	39,139,761
179,325	UnitedHealth Group, Inc.	52,891,909

		150,899,003

	Household & Personal Products - 6.5%
579,716	Colgate-Palmolive Co.	42,469,994
358,958	Procter & Gamble Co.	42,920,608

		85,390,602

	Insurance - 5.3%
261,643	Chubb Ltd.	33,129,237
339,579	Marsh & McLennan Cos., Inc.	36,460,597

		69,589,834

	Materials - 5.4%
181,518	Ecolab, Inc.	36,113,006
169,295	Linde plc	35,909,163

		72,022,169

	Media & Entertainment - 1.0%
339,143	Comcast Corp. Class A	13,219,794

	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
96,284	Amgen, Inc.	22,709,544
306,696	Johnson & Johnson	43,130,658
474,535	Merck & Co., Inc.	36,695,792

		102,535,994

	Real Estate - 3.8%
100,211	American Tower Corp. REIT	25,908,552
130,105	Public Storage REIT	24,965,848

		50,874,400

	Retailing - 5.3%
9,440,100	Allstar Co.*(1)(2)(3)	1,227,213
124,417	Home Depot, Inc.	31,167,703
747,234	TJX Cos., Inc.	37,780,151

		70,175,067

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Software & Services - 10.2%
147,173	Accenture plc Class A	$31,600,986
146,394	Automatic Data Processing, Inc.	21,796,603
238,302	Microsoft Corp.	48,496,840
172,146	Visa, Inc. Class A	33,253,443

		135,147,872

	Transportation - 7.7%
371,297	Canadian National Railway Co.	32,849,501
238,453	Union Pacific Corp.	40,315,249
251,306	United Parcel Service, Inc. Class B	27,940,201

		101,104,951

	Total Common Stocks (cost $933,148,385)	$1,297,803,879

SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%
$15,731,492	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $15,731,518; collateralized by U.S. Treasury Bond at 3.625%, maturing 02/15/2044, with a market value of $16,046,170	$15,731,492

	Total Short-Term Investments (cost $15,731,492)	$15,731,492

Total Investments (cost $948,879,877)	99.4%	$1,313,535,371
Other Assets and Liabilities	0.6%	7,848,157

Total Net Assets	100.0%	$1,321,383,528

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2020, the aggregate fair value of this security was $1,227,213, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

74

Hartford Stock HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,227,213 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	9,440,100	$4,106,619	$1,227,213

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$23,175,238	$23,175,238	$—	$—
Capital Goods	161,445,197	161,445,197	—	—
Consumer Durables & Apparel	42,079,628	42,079,628	—	—
Consumer Services	51,035,655	51,035,655	—	—
Diversified Financials	37,596,574	37,596,574	—	—
Food & Staples Retailing	18,721,701	18,721,701	—	—
Food, Beverage & Tobacco	112,790,200	80,743,648	32,046,552	—
Health Care Equipment & Services	150,899,003	150,899,003	—	—
Household & Personal Products	85,390,602	85,390,602	—	—
Insurance	69,589,834	69,589,834	—	—
Materials	72,022,169	72,022,169	—	—
Media & Entertainment	13,219,794	13,219,794	—	—
Pharmaceuticals, Biotechnology & Life Sciences	102,535,994	102,535,994	—	—
Real Estate	50,874,400	50,874,400	—	—
Retailing	70,175,067	68,947,854	—	1,227,213
Software & Services	135,147,872	135,147,872	—	—
Transportation	101,104,951	101,104,951	—	—
Short-Term Investments	15,731,492	—	15,731,492	—

Total	$1,313,535,371	$1,264,530,114	$47,778,044	$1,227,213

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended June 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

75

Hartford Total Return Bond HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.2%
	Asset-Backed - Automobile - 0.9%
$2,375,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$2,359,423
67,465	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	67,581
683,382	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	685,306
2,045,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	2,049,397
	Exeter Automobile Receivables Trust
4,595,000	2.58%, 09/15/2025(1)	4,583,795
1,390,000	2.73%, 12/15/2025(1)	1,388,202
	Westlake Automobile Receivables Trust
3,365,000	2.72%, 11/15/2024(1)	3,373,277
4,810,000	3.28%, 12/15/2022(1)	4,858,549

		19,365,530

	Asset-Backed - Finance & Insurance - 4.4%
2,166,660	Avery Point CLO Ltd. 2.09%, 04/25/2026, 3 mo. USD LIBOR + 1.100%(1)(2)	2,155,041
224,832	Babson CLO Ltd. 2.29%, 07/20/2025, 3 mo. USD LIBOR + 1.150%(1)(2)	224,052
	Bayview Koitere Fund Trust
4,512,802	3.50%, 07/28/2057(1)(3)	4,658,857
1,811,086	4.00%, 11/28/2053(1)(3)	1,874,987
3,078,883	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	3,114,537
	Bayview Opportunity Master Fund Trust
1,983,913	3.50%, 01/28/2055(1)(3)	2,022,221
2,359,474	3.50%, 06/28/2057(1)(3)	2,430,996
3,648,702	4.00%, 10/28/2064(1)(3)	3,780,784
404,837	Bellemeade Re Ltd. 1.29%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	403,344
6,185,282	Carlyle Global Market Strategies CLO Ltd. 1.77%, 04/27/2027, 3 mo. USD LIBOR + 0.780%(1)(2)	6,116,471
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,423,304
3,217,688	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	3,425,357
1,015,179	Eagle RE Ltd. 1.89%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	982,319
1,124,539	Fieldstone Mortgage Investment Trust 0.46%, 05/25/2036, 1 mo. USD LIBOR + 0.270%(2)	839,384
3,267,261	First Franklin Mortgage Loan Trust 0.43%, 04/25/2036, 1 mo. USD LIBOR + 0.240%(2)	2,676,283
3,170,685	GSAMP Trust 0.28%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	1,981,105
2,339,302	Madison Park Funding Ltd. 2.40%, 07/20/2026, 3 mo. USD LIBOR + 1.260%(1)(2)	2,337,407
3,426,399	MFA Trust 3.35%, 11/25/2047(1)(4)	3,432,447
	NRZ Excess Spread-Collateralized Notes
2,998,165	3.19%, 01/25/2023(1)	3,014,832
1,895,217	3.27%, 02/25/2023(1)	1,906,013
2,602,592	OCP CLO Ltd. 1.99%, 04/17/2027, 3 mo. USD LIBOR + 0.850%(1)(2)	2,578,380
3,601,968	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	3,612,627
	Pretium Mortgage Credit Partners LLC
2,806,764	3.72%, 01/25/2059(1)(4)	2,782,900
598,567	3.72%, 02/27/2060(1)(4)	599,147
1,095,105	Seasoned Credit Risk Transfer Trust 3.50%, 08/25/2058	1,260,203
412,250	Securitized Asset-Backed Receivables LLC Trust 0.28%, 07/25/2036, 1 mo. USD LIBOR + 0.090%(2)	187,007

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.2% - (continued)
	Asset-Backed - Finance & Insurance - 4.5% - (continued)
	SoFi Consumer Loan Program LLC
$421,953	2.50%, 05/26/2026(1)	$425,996
196,426	2.77%, 05/25/2026(1)	197,583
71,622	3.05%, 12/26/2025(1)	71,699
93,155	3.09%, 10/27/2025(1)	93,322
198,311	3.28%, 01/26/2026(1)	199,023
8,130,000	Springleaf Funding Trust 2.68%, 07/15/2030(1)	8,122,665
7,467,351	Symphony CLO Ltd. 2.26%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	7,382,455
7,550,000	Voya CLO Ltd. 2.04%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	7,417,807
2,028,000	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	2,141,893
1,791,900	Wingstop Funding LLC 4.97%, 12/05/2048(1)	1,867,877

		90,740,325

	Asset-Backed - Home Equity - 1.2%
2,780,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	3,025,760
	GSAA Home Equity Trust
5,357,086	0.27%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	2,220,872
2,340,296	0.37%, 11/25/2036, 1 mo. USD LIBOR + 0.180%(2)	892,570
586,975	5.99%, 06/25/2036(3)	240,933
	Legacy Mortgage Asset Trust
3,498,286	3.00%, 06/25/2059(1)(4)	3,495,671
4,366,516	3.25%, 11/25/2059(1)(4)	4,343,027
6,758,939	4.00%, 03/25/2058(1)(4)	6,923,817
81,009	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.34%, 06/25/2036, 1 mo. USD LIBOR + 0.150%(2)	68,753
1,370,730	Morgan Stanley Mortgage Loan Trust 0.36%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	535,546
	Soundview Home Loan Trust
2,488,875	0.37%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	2,296,193
435,000	0.44%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(2)	383,096

		24,426,238

	Commercial Mortgage - Backed Securities - 5.9%
	Banc of America Commercial Mortgage Trust
39,679,267	0.88%, 11/15/2050(3)(5)	1,700,800
4,661,812	0.95%, 11/15/2054(3)(5)	211,853
	BBCMS Mortgage Trust
8,553,000	1.04%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	8,167,644
28,515,798	1.66%, 02/15/2050(3)(5)	1,822,770
	Benchmark Mortgage Trust
11,934,045	0.66%, 01/15/2051(3)(5)	357,398
20,204,033	0.69%, 07/15/2051(3)(5)	606,547
8,969,204	1.21%, 08/15/2052(3)(5)	589,687
5,068,400	BX Commercial Mortgage Trust 1.11%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	5,029,821
2,920,000	CAMB Commercial Mortgage Trust 2.74%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,759,984
3,855,000	CD Commercial Mortgage Trust 2.46%, 08/10/2049	4,021,358
	Citigroup Commercial Mortgage Trust
19,965,440	1.09%, 07/10/2047(3)(5)	635,177
21,764,910	1.19%, 04/10/2048(3)(5)	909,593
	Commercial Mortgage Trust
7,138,842	0.73%, 02/10/2047(3)(5)	127,173
3,934,414	0.82%, 08/10/2046(3)(5)	70,707

The accompanying notes are an integral part of these financial statements.

76

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.2% - (continued)
	Commercial Mortgage - Backed Securities - 5.9% - (continued)
$4,475,000	1.09%, 10/15/2036, 1 mo. USD LIBOR + 0.900%(1)(2)	$4,371,719
519,192	1.85%, 07/10/2046(1)(3)(5)	23
948,544	2.82%, 10/15/2045	964,341
1,659,863	2.85%, 10/15/2045	1,692,407
1,145,000	3.10%, 03/10/2046	1,174,479
568,061	3.21%, 03/10/2046	591,613
6,780,000	3.42%, 03/10/2031(1)	7,203,530
1,260,000	3.61%, 06/10/2046(3)	1,336,265
1,032,661	4.02%, 07/10/2045	1,094,317
630,000	4.07%, 02/10/2047(3)	686,013
1,045,000	4.21%, 08/10/2046(3)	1,130,747
535,000	4.24%, 02/10/2047(3)	580,713
615,085	4.36%, 07/10/2045(3)	656,713
720,000	4.75%, 10/15/2045(1)(3)	36,000
1,920,000	4.75%, 10/15/2045(1)(3)	1,019,078
47,661	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	46,441
	CSAIL Commercial Mortgage Trust
59,114,040	0.89%, 06/15/2057(3)(5)	1,665,047
3,230,929	1.07%, 11/15/2048(3)(5)	103,927
8,690,183	2.06%, 01/15/2049(3)(5)	644,858
4,637,261	DBUBS Mortgage Trust 0.87%, 11/10/2046(1)(3)(5)	583
2,904,211	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	2,930,087
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,313,847
	GS Mortgage Securities Trust
44,165,973	0.11%, 07/10/2046(3)(5)	103,609
6,262,910	1.49%, 08/10/2044(1)(3)(5)	58,859
1,580,166	3.67%, 04/10/2047(1)	559,695
785,121	4.07%, 01/10/2047	848,361
2,215,000	5.13%, 04/10/2047(1)(3)	1,750,803
	JP Morgan Chase Commercial Mortgage Securities Trust
2,185,000	2.73%, 10/15/2045(1)(3)	1,140,483
1,400,000	2.81%, 01/16/2037(1)	1,422,593
608,397	2.84%, 12/15/2047	623,344
1,290,924	4.57%, 12/15/2047(1)(3)	983,715
	JPMBB Commercial Mortgage Securities Trust
20,611,234	0.78%, 09/15/2047(3)(5)	434,458
5,615,877	0.84%, 05/15/2048(3)(5)	129,969
855,054	3.36%, 07/15/2045	893,100
	Morgan Stanley Bank of America Merrill Lynch Trust
10,881,974	1.15%, 12/15/2047(3)(5)	362,568
1,500,885	1.17%, 10/15/2048(3)(5)	60,030
1,530,000	3.13%, 12/15/2048	1,581,833
1,320,000	3.18%, 08/15/2045	1,349,146
795,172	4.26%, 10/15/2046(3)	850,983
	Morgan Stanley Capital Trust
9,933,044	0.65%, 09/15/2047(1)(3)(5)	3,806
8,118,507	1.59%, 06/15/2050(3)(5)	518,451
4,920,000	3.47%, 08/11/2033(1)	5,029,822
1,460,000	5.42%, 07/15/2049(1)(3)	921,245
82,680	5.77%, 10/12/2052(1)(3)	18,630
2,475,000	MTRO Commercial Mortgage Trust 1.99%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	2,332,575
1,370,000	Natixis Commercial Mortgage Securities Trust 2.91%, 10/15/2036(1)	1,337,239
791,098	Oaktown Re II Ltd. 1.74%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	787,096
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	845,089

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.2% - (continued)
	Commercial Mortgage - Backed Securities - 5.9% - (continued)
$5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	$5,413,679
5,750,228	Stanwich Mortgage Loan Trust 3.48%, 11/16/2024(1)(4)	5,771,251
4,611,958	UBS Commercial Mortgage Trust 1.23%, 08/15/2050(3)(5)	259,689
	UBS-Barclays Commercial Mortgage Trust
790,000	2.85%, 12/10/2045	812,788
2,260,736	3.09%, 08/10/2049	2,329,729
2,065,000	3.19%, 03/10/2046	2,138,069
775,000	3.24%, 04/10/2046	804,297
	Wells Fargo Commercial Mortgage Trust
16,709,361	1.25%, 05/15/2048(3)(5)	679,337
1,036,612	2.92%, 10/15/2045	1,065,846
3,085,000	2.94%, 10/15/2049	3,311,568
430,000	4.30%, 05/15/2048(3)	334,323
	Wells Fargo N.A.
20,134,482	0.72%, 11/15/2062(3)(5)	944,186
9,813,031	0.77%, 11/15/2062(3)(5)	479,614
35,540,132	0.89%, 01/15/2063(3)(5)	2,306,242
19,828,343	0.96%, 09/15/2062(3)(5)	1,258,356
12,813,436	1.05%, 05/15/2062(3)(5)	839,115
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	261,574
1,215,000	3.00%, 08/15/2045	1,237,516
1,150,000	3.07%, 03/15/2045	1,188,554
450,000	3.35%, 05/15/2045	460,034
977,717	3.72%, 05/15/2047	1,034,266
230,000	4.05%, 03/15/2047	247,393
1,095,000	4.15%, 08/15/2046(3)	1,158,719
710,000	5.00%, 06/15/2044(1)(3)	348,254
790,000	5.77%, 04/15/2045(1)(3)	764,765

		119,649,926

	Other Asset - Backed Securities - 3.2%
946,434	AASET Trust 3.35%, 01/16/2040(1)	833,645
1,442,750	Domino’s Pizza Master Issuer LLC 3.67%, 10/25/2049(1)	1,511,411
5,615,424	Galaxy CLO Ltd. 1.18%, 11/15/2026, 3 mo. USD LIBOR + 0.790%(1)(2)	5,521,562
2,976,704	OnDeck Asset Securitization Trust LLC 2.65%, 11/18/2024(1)	2,977,394
	Pretium Mortgage Credit Partners LLC
4,415,152	2.86%, 05/27/2059(1)(4)	4,342,271
3,457,508	3.11%, 07/27/2059(1)(4)	3,436,283
583,117	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	482,111
5,527,329	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	6,255,879
	Towd Point Mortgage Trust
4,164,834	0.79%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	4,127,420
2,134,086	2.25%, 04/25/2056(1)(3)	2,146,234
480,402	2.75%, 02/25/2055(1)(3)	486,103
2,047,041	2.75%, 08/25/2055(1)(3)	2,094,099
5,564,863	2.75%, 10/25/2056(1)(3)	5,694,025
1,420,523	2.75%, 04/25/2057(1)(3)	1,445,495
4,176,422	2.75%, 06/25/2057(1)(3)	4,299,502
2,734,692	2.75%, 07/25/2057(1)(3)	2,799,943
272,830	3.00%, 03/25/2054(1)(3)	274,887
2,148,865	Vericrest Opportunity Loan Trust 3.35%, 08/25/2049(1)(4)	2,149,269
2,230,732	VOLT LXIV LLC 3.38%, 10/25/2047(1)(4)	2,229,389
4,178,070	VOLT LXXX LLC 3.23%, 10/25/2049(1)(4)	4,158,590
1,723,731	VOLT LXXXIII LLC 3.33%, 11/26/2049(1)(4)	1,720,693
5,963,660	VOLT LXXXIV LLC 3.43%, 12/27/2049(1)(4)	5,947,675

		64,933,880

The accompanying notes are an integral part of these financial statements.

77

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.2% - (continued)
	Whole Loan Collateral CMO - 8.6%
	Alternative Loan Trust
$880,401	0.51%, 11/25/2035, 1 mo. USD LIBOR + 0.320%(2)	$750,178
198,364	0.73%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	184,200
847,076	5.75%, 05/25/2036	583,183
1,140,943	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(3)	1,168,981
5,567,221	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	5,697,955
	Banc of America Funding Trust
1,055,429	0.49%, 05/20/2047, 1 mo. USD LIBOR + 0.300%(2)	1,074,526
3,369,904	5.77%, 05/25/2037(3)	3,276,440
132,885	5.85%, 01/25/2037(4)	137,289
813,520	BCAP LLC Trust 0.37%, 03/25/2037, 1 mo. USD LIBOR + 0.180%(2)	725,309
246,130	Bear Stearns Adjustable Rate Mortgage Trust 4.27%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	242,494
935,330	Bear Stearns Alt-A Trust 0.69%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,068,630
379,006	Bear Stearns Mortgage Funding Trust 0.37%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	338,234
	Bellemeade Re Ltd.
210,576	1.49%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	209,703
1,851,116	1.59%, 10/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	1,844,732
	CHL Mortgage Pass-Through Trust
432,219	3.40%, 11/20/2035(3)	358,411
1,719,825	3.77%, 09/25/2047(3)	1,555,387
4,024,849	CIM Trust 3.00%, 04/25/2057(1)(3)	4,087,370
1,696,043	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,700,039
4,485,000	Colombia Cent CLO Ltd. 2.14%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	4,424,466
1,884,048	COLT Mortgage Loan Trust 3.34%, 05/25/2049(1)(3)	1,906,318
	Connecticut Avenue Securities Trust
2,409,494	2.19%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	2,356,683
2,767,645	2.29%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	2,686,797
1,555,510	2.34%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	1,536,012
1,335,374	2.34%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,223,202
1,615,435	2.49%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	1,591,135
1,678,753	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,556,594
2,200,325	CSMC Trust 3.25%, 04/25/2047(1)(3)	2,268,326
585,124	Deephaven Residential Mortgage Trust 2.45%, 06/25/2047(1)(3)	584,702
	Fannie Mae Connecticut Avenue Securities
1,776,808	3.74%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	1,806,428
2,696,278	4.54%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	2,789,230
1,001,402	5.09%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	1,028,323
500,076	5.89%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	525,546
409,704	6.19%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	424,849

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.2% - (continued)
	Whole Loan Collateral CMO - 8.6% - (continued)
$25,347	GMACM Mortgage Loan Trust 3.74%, 04/19/2036(3)	$21,377
	GSR Mortgage Loan Trust
1,032,502	0.49%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	322,491
1,527,549	3.85%, 01/25/2036(3)	1,480,197
	HarborView Mortgage Loan Trust
931,504	0.38%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	818,770
3,209,100	0.43%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	2,851,527
905,561	Home Re Ltd. 1.79%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	902,938
1,057,409	IndyMac Index Mortgage Loan Trust 3.50%, 03/25/2036(3)	893,594
223,985	JP Morgan Mortgage Trust 3.94%, 04/25/2037(3)	196,384
2,735,000	LCM XX L.P. 2.18%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	2,693,031
1,045,800	Lehman XS Trust 0.40%, 07/25/2046, 1 mo. USD LIBOR + 0.210%(2)	989,160
	LSTAR Securities Investment Ltd.
1,881,274	1.67%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	1,789,115
4,414,849	1.67%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	4,071,920
	LSTAR Securities Investment Trust
590,497	1.67%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	580,784
1,954,660	1.87%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	1,946,806
320,331	MASTR Adjustable Rate Mortgages Trust 4.09%, 11/21/2034(3)	319,900
879,454	MFA Trust 2.59%, 02/25/2057(1)(3)	885,389
3,363,000	Mortgage Insurance-Linked Notes 2.09%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	3,275,360
4,995,000	New Residential Advance Receivables Trust 2.33%, 10/15/2051(1)	4,930,680
	New Residential Mortgage Loan Trust
4,252,610	0.94%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	4,208,836
3,644,439	1.69%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	3,649,658
1,940,683	2.49%, 09/25/2059(1)(3)	1,953,981
3,167,282	3.50%, 08/25/2059(1)(3)	3,299,578
3,481,340	3.75%, 11/26/2035(1)(3)	3,718,662
3,133,424	3.75%, 11/25/2056(1)(3)	3,330,256
5,648,216	4.00%, 02/25/2057(1)(3)	6,048,113
5,719,277	4.00%, 03/25/2057(1)(3)	6,144,561
4,426,887	4.00%, 04/25/2057(1)(3)	4,734,659
3,500,610	4.00%, 05/25/2057(1)(3)	3,755,981
4,881,636	4.00%, 08/27/2057(1)(3)	5,205,291
2,081,974	4.00%, 12/25/2057(1)(3)	2,206,143
267,669	Oaktown Re III Ltd. 1.57%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	267,669
7,485,000	OZLM Ltd. 1.81%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	7,410,420
2,715,729	PMT Credit Risk Transfer Trust 2.18%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	2,673,144
1,543,731	Preston Ridge Partners Mortgage Trust LLC 3.50%, 10/25/2024(1)(3)	1,531,542
1,069,128	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	1,043,838
708,791	Residential Accredit Loans, Inc. 6.00%, 12/25/2035	688,726

The accompanying notes are an integral part of these financial statements.

78

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 24.2% - (continued)
	Whole Loan Collateral CMO - 8.6% - (continued)
	Seasoned Credit Risk Transfer Trust
$3,314,560	2.50%, 08/25/2059	$3,533,770
2,080,065	3.50%, 11/25/2057	2,375,467
5,523,331	3.50%, 07/25/2058	6,343,175
5,776,881	3.50%, 10/25/2058	6,556,873
743,512	Structured Agency Credit Risk Trust 1.84%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)	734,746
	Vericrest Opportunity Loan Trust
3,071,367	3.18%, 10/25/2049(1)(4)	3,041,812
4,258,823	3.28%, 11/25/2049(1)(4)	4,254,009
	WaMu Mortgage Pass-Through Certificates Trust
552,496	0.61%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(2)	535,211
2,758,977	2.51%, 12/25/2046, 12 mo. USD MTA + 0.820%(2)	2,391,742
1,023,922	3.13%, 06/25/2037(3)	917,484
36,399,868	Wells Fargo Commercial Mortgage Trust 1.22%, 09/15/2057(3)(5)	1,318,185

		174,554,627

	Total Asset & Commercial Mortgage-Backed Securities (cost $496,848,582)	$493,670,526

CORPORATE BONDS - 39.8%
	Advertising - 0.0%
$175,000	Lamar Media Corp. 3.75%, 02/15/2028(1)	$164,990

	Aerospace/Defense - 0.7%
	Boeing Co.
3,740,000	5.04%, 05/01/2027	4,124,504
1,390,000	5.15%, 05/01/2030	1,549,892
	L3Harris Technologies, Inc.
2,405,000	2.90%, 12/15/2029	2,589,864
2,127,000	3.85%, 06/15/2023	2,314,326
595,000	Lockheed Martin Corp. 1.85%, 06/15/2030	611,598
	United Technologies Corp.
32,000	3.65%, 08/16/2023	34,655
1,565,000	3.95%, 08/16/2025	1,780,719
1,220,000	4.45%, 11/16/2038	1,492,195
400,000	4.63%, 11/16/2048	519,309

		15,017,062

	Agriculture - 0.7%
	Altria Group, Inc.
405,000	2.63%, 09/16/2026	431,892
975,000	3.40%, 05/06/2030	1,049,051
765,000	3.88%, 09/16/2046	764,023
810,000	4.40%, 02/14/2026	932,677
1,135,000	4.80%, 02/14/2029	1,325,157
1,605,000	5.38%, 01/31/2044	1,930,220
310,000	5.80%, 02/14/2039	383,367
680,000	5.95%, 02/14/2049	891,883
895,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	1,018,285
	BAT Capital Corp.
2,395,000	2.79%, 09/06/2024	2,523,732
455,000	4.39%, 08/15/2037	496,454
1,760,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	1,742,400

		13,489,141

	Apparel - 0.0%
240,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	241,800

	Auto Manufacturers - 0.1%
	General Motors Co.
1,260,000	5.20%, 04/01/2045	1,220,409
540,000	6.13%, 10/01/2025	606,790

		1,827,199

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 39.8% - (continued)
	Auto Parts & Equipment - 0.0%
$140,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	$130,410

	Beverages - 1.5%
	Anheuser-Busch InBev Worldwide, Inc.
2,549,000	3.75%, 07/15/2042	2,728,365
1,145,000	4.60%, 04/15/2048	1,340,356
1,575,000	4.75%, 04/15/2058	1,902,216
4,069,000	5.45%, 01/23/2039	5,141,129
2,175,000	Coca-Cola Co. 1.65%, 06/01/2030	2,215,293
	Constellation Brands, Inc.
1,275,000	2.65%, 11/07/2022	1,329,895
420,000	2.88%, 05/01/2030	445,006
1,897,000	3.15%, 08/01/2029	2,034,110
2,681,000	3.60%, 02/15/2028	2,970,566
590,000	4.65%, 11/15/2028	693,409
3,688,000	Diageo Capital plc 2.00%, 04/29/2030	3,815,429
440,000	Keurig Dr Pepper, Inc. 3.20%, 05/01/2030	489,490
2,200,000	Molson Coors Brewing Co. 3.00%, 07/15/2026	2,288,807
2,730,000	PepsiCo, Inc. 3.63%, 03/19/2050	3,285,846

		30,679,917

	Biotechnology - 0.5%
	Amgen, Inc.
545,000	1.90%, 02/21/2025	568,588
975,000	2.20%, 02/21/2027	1,028,203
4,615,000	2.30%, 02/25/2031	4,829,600
1,380,000	2.45%, 02/21/2030	1,459,126
1,315,000	2.65%, 05/11/2022	1,361,646
1,050,000	3.38%, 02/21/2050	1,170,853

		10,418,016

	Chemicals - 0.7%
	Air Products and Chemicals, Inc.
295,000	1.50%, 10/15/2025	304,291
560,000	1.85%, 05/15/2027	586,767
1,490,000	Alpek S.A.B. de C.V. 4.25%, 09/18/2029(1)	1,471,375
290,000	Chemours Co. 5.38%, 05/15/2027	262,070
516,000	Dow Chemical Co. 4.80%, 05/15/2049	612,346
2,760,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	3,025,229
185,000	Ecolab, Inc. 4.80%, 03/24/2030	234,428
860,000	LYB International Finance LLC 2.88%, 05/01/2025	915,825
290,000	Olin Corp. 5.13%, 09/15/2027	271,150
	Sherwin-Williams Co.
720,000	2.30%, 05/15/2030	734,915
1,200,000	2.95%, 08/15/2029	1,290,047
525,000	3.30%, 05/15/2050	532,456
460,000	4.50%, 06/01/2047	559,992
1,810,000	Syngenta Finance N.V. 4.89%, 04/24/2025(1)	1,902,875
545,000	Westlake Chemical Corp. 3.38%, 06/15/2030	556,212

		13,259,978

	Commercial Banks - 6.5%
	Bank of America Corp.
2,140,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(7)	2,248,194
1,565,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(7)	1,727,614
4,765,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(7)	5,204,301
4,620,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(7)	5,222,289

The accompanying notes are an integral part of these financial statements.

79

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 39.8% - (continued)
	Commercial Banks - 6.5% - (continued)
$4,305,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(7)	$5,394,429
2,150,000	7.75%, 05/14/2038	3,514,859
2,105,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	2,218,058
1,940,000	BNP Paribas S.A. 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(7)	1,986,591
1,725,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,875,910
	Citigroup, Inc.
1,555,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(7)	1,585,662
3,275,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(7)	3,538,570
3,515,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(7)	4,039,333
1,250,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(7)	1,483,149
940,000	4.45%, 09/29/2027	1,073,167
3,285,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(7)(8)	3,421,919
	Danske Bank A/S
1,890,000	5.00%, 01/12/2022(1)	1,985,653
1,970,000	5.38%, 01/12/2024(1)	2,192,260
1,640,000	Fifth Third Bancorp 2.38%, 01/28/2025	1,730,772
	Goldman Sachs Group, Inc.
965,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(7)	1,002,546
920,000	3.69%, 06/05/2028, (3.69% fixed rate until 06/05/2027; 3 mo. USD LIBOR + 1.510% thereafter)(7)	1,030,594
2,145,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(7)	2,424,822
1,250,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(7)	1,454,359
65,000	6.25%, 02/01/2041	97,455
1,890,000	6.75%, 10/01/2037	2,751,581
	HSBC Holdings plc
1,305,000	2.95%, 05/25/2021	1,332,313
1,200,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(7)	1,386,385
235,000	4.95%, 03/31/2030	282,368
	JP Morgan Chase & Co.
390,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(7)	413,628
930,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(7)	1,004,483
1,250,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(7)	1,345,918
2,160,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(7)	2,325,832

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 39.8% - (continued)
		Commercial Banks - 6.5% - (continued)
	$2,500,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(7)	$2,792,553
	1,655,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(7)	1,901,164
	1,990,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(7)	2,158,711
	4,480,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(7)	5,102,932
	2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(7)	2,573,223
	930,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(7)	1,024,761
	1,790,000	KeyCorp. 2.55%, 10/01/2029	1,852,865
GBP	2,035,000	Metro Bank plc 5.50%, 06/26/2028, (5.50% fixed rate until 06/26/2023; GUKG5 + 4.458% thereafter)(6)(7)	1,358,344
		Morgan Stanley
	$2,725,000	2.50%, 04/21/2021	2,770,628
	2,450,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(7)	2,595,251
	100,000	2.75%, 05/19/2022	103,965
	3,640,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(7)	4,093,104
	720,000	3.63%, 01/20/2027	812,910
	2,775,000	4.00%, 07/23/2025	3,146,423
	750,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(7)	893,571
	600,000	PNC Bank NA 2.70%, 10/22/2029	640,923
		PNC Financial Services Group, Inc.
	835,000	2.20%, 11/01/2024	885,293
	2,870,000	2.55%, 01/22/2030	3,101,764
	1,435,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,477,847
		State Street Corp.
	150,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(7)	158,939
	1,065,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(1)(7)	1,152,826
	195,000	3.15%, 03/30/2031, (3.15% fixed rate until 03/30/2030; 3 mo. USD SOFR + 2.650% thereafter)(1)(7)	218,564
	4,440,000	Truist Bank 2.25%, 03/11/2030	4,481,558
	1,273,000	UBS Group AG 2.65%, 02/01/2022(1)	1,310,925
	2,685,000	UniCredit S.p.A. 6.57%, 01/14/2022(1)	2,836,878
		Wells Fargo & Co.
	3,075,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(7)	3,201,070
	1,655,000	3.00%, 04/22/2026	1,807,264
	665,000	3.00%, 10/23/2026	724,696
	4,800,000	3.07%, 01/24/2023	4,973,821
	1,840,000	3.75%, 01/24/2024	2,010,473
	155,000	4.90%, 11/17/2045	198,699
	765,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD LIBOR + 4.240% thereafter)(7)	1,061,806

The accompanying notes are an integral part of these financial statements.

80

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 39.8% - (continued)
	Commercial Banks - 6.5% - (continued)
$645,000	5.61%, 01/15/2044	$889,638

		131,608,403

	Commercial Services - 0.9%
	Ashtead Capital, Inc.
200,000	4.13%, 08/15/2025(1)	204,000
5,190,000	4.38%, 08/15/2027(1)	5,334,593
	Equifax, Inc.
1,079,000	2.60%, 12/15/2025	1,149,377
345,000	3.10%, 05/15/2030	368,016
	Global Payments, Inc.
1,510,000	2.90%, 05/15/2030	1,584,526
655,000	3.20%, 08/15/2029	701,661
4,150,000	IHS Markit Ltd. 4.13%, 08/01/2023	4,537,651
4,291,000	Service Corp. International 5.13%, 06/01/2029	4,617,116
	United Rentals North America, Inc.
315,000	4.00%, 07/15/2030	304,677
400,000	5.50%, 07/15/2025	410,500

		19,212,117

	Construction Materials - 0.2%
	Carrier Global Corp.
775,000	2.49%, 02/15/2027(1)	789,489
1,490,000	2.70%, 02/15/2031(1)	1,485,636
695,000	2.72%, 02/15/2030(1)	698,018
	Standard Industries, Inc.
60,000	5.38%, 11/15/2024(1)	61,650
930,000	6.00%, 10/15/2025(1)	957,221

		3,992,014

	Diversified Financial Services - 0.6%
1,140,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.88%, 01/23/2028	1,029,678
3,860,000	BlackRock, Inc. 1.90%, 01/28/2031	3,941,302
1,875,000	GE Capital Funding LLC 4.40%, 05/15/2030(1)	1,951,134
475,000	Mastercard, Inc. 3.35%, 03/26/2030	549,098
	Navient Corp.
460,000	5.88%, 03/25/2021	451,950
390,000	7.25%, 01/25/2022	390,975
4,220,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	3,994,956

		12,309,093

	Electric - 3.4%
	AES Corp.
1,415,000	3.30%, 07/15/2025(1)	1,457,181
50,000	5.13%, 09/01/2027	51,875
875,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	989,568
965,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(1)	943,288
	Cleco Corporate Holdings LLC
1,130,000	3.38%, 09/15/2029(1)	1,176,213
457,000	3.74%, 05/01/2026	484,105
75,000	4.97%, 05/01/2046	79,169
1,420,000	Commonwealth Edison Co. 3.65%, 06/15/2046	1,666,725
375,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	457,396
415,000	Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	611,464
2,520,000	Dominion Energy, Inc. 3.38%, 04/01/2030	2,781,653
1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,878,589
650,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	718,230
1,495,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,878,159
590,000	Evergy Metro, Inc. 2.25%, 06/01/2030	616,832
	Evergy, Inc.
730,000	2.45%, 09/15/2024	771,028
1,940,000	2.90%, 09/15/2029	2,071,365

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 39.8% - (continued)
	Electric - 3.4% - (continued)
$2,745,000	Exelon Corp. 3.95%, 06/15/2025	$3,083,920
	FirstEnergy Corp.
285,000	1.60%, 01/15/2026	287,514
690,000	2.25%, 09/01/2030	693,791
360,000	Florida Power & Light Co. 3.99%, 03/01/2049	462,667
	Georgia Power Co.
4,525,000	2.10%, 07/30/2023	4,708,534
1,835,000	4.30%, 03/15/2042	2,131,100
	IPALCO Enterprises, Inc.
1,465,000	3.70%, 09/01/2024	1,566,230
5,220,000	4.25%, 05/01/2030(1)	5,655,238
1,805,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	1,922,457
	MidAmerican Energy Co.
925,000	3.15%, 04/15/2050	1,049,735
380,000	3.65%, 08/01/2048	450,098
435,000	National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	487,874
3,025,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	3,115,438
395,000	Northern States Power Co. 2.90%, 03/01/2050	428,530
1,130,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	1,277,563
	Oncor Electric Delivery Co. LLC
360,000	3.10%, 09/15/2049	396,887
565,000	5.75%, 03/15/2029	740,690
3,510,000	Pacific Gas and Electric Co. 2.50%, 02/01/2031	3,433,938
	PacifiCorp.
306,000	4.13%, 01/15/2049	378,778
360,000	4.15%, 02/15/2050	450,387
395,000	Public Service Electric & Gas Co. 3.80%, 03/01/2046	475,158
1,820,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	1,942,744
	Puget Energy, Inc.
2,070,000	3.65%, 05/15/2025	2,211,599
1,655,000	4.10%, 06/15/2030(1)	1,827,166
205,000	Sempra Energy 4.00%, 02/01/2048	226,283
	Southern California Edison Co.
1,690,000	2.25%, 06/01/2030	1,706,391
1,380,000	2.85%, 08/01/2029	1,458,325
1,065,000	3.65%, 02/01/2050	1,168,786
511,000	4.00%, 04/01/2047	582,307
	Southern Co.
625,000	2.95%, 07/01/2023	660,457
4,590,000	3.70%, 04/30/2030	5,205,666
380,000	Union Electric Co. 4.00%, 04/01/2048	465,092
700,000	Xcel Energy, Inc. 3.50%, 12/01/2049	775,034

		70,059,217

	Engineering & Construction - 0.6%
4,250,000	International Airport Finance S.A. 12.00%, 03/15/2033(1)	3,410,625
	SBA Tower Trust
4,815,000	3.17%, 04/09/2047(1)	4,863,244
4,540,000	3.45%, 03/15/2048(1)	4,722,505

		12,996,374

	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
1,025,000	5.30%, 01/15/2029	1,109,132
275,000	5.38%, 04/15/2026	300,462
265,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	267,663

		1,677,257

	Environmental Control - 0.3%
	Clean Harbors, Inc.
5,214,000	4.88%, 07/15/2027(1)	5,357,385

The accompanying notes are an integral part of these financial statements.

81

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 39.8% - (continued)
	Environmental Control - 0.3% - (continued)
$116,000	5.13%, 07/15/2029(1)	$120,311
160,000	Waste Management, Inc. 4.15%, 07/15/2049	200,621

		5,678,317

	Food - 0.7%
	Conagra Brands, Inc.
775,000	4.30%, 05/01/2024	857,137
240,000	4.60%, 11/01/2025	276,634
1,691,000	4.85%, 11/01/2028	2,030,230
255,000	5.40%, 11/01/2048	352,102
1,240,000	Kellogg Co. 3.40%, 11/15/2027	1,391,972
	Kraft Heinz Foods Co.
45,000	3.75%, 04/01/2030(1)	46,466
95,000	4.25%, 03/01/2031(1)	100,728
5,000	4.63%, 01/30/2029	5,390
2,090,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(6)	2,105,675
3,070,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	3,075,557
2,215,000	Philip Morris International, Inc. 2.10%, 05/01/2030	2,282,323
905,000	Sysco Corp. 5.95%, 04/01/2030	1,136,776
285,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)	290,700

		13,951,690

	Food Service - 0.0%
585,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	555,750

	Forest Products & Paper - 0.2%
4,120,000	Suzano Austria GmbH 5.00%, 01/15/2030	4,173,560

	Gas - 0.5%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
70,000	5.63%, 05/20/2024	72,604
375,000	5.88%, 08/20/2026	395,625
2,000,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	2,112,431
	NiSource, Inc.
1,750,000	3.49%, 05/15/2027	1,979,027
2,580,000	3.60%, 05/01/2030	2,955,162
	Sempra Energy
1,615,000	3.40%, 02/01/2028	1,766,846
720,000	3.80%, 02/01/2038	773,615

		10,055,310

	Healthcare-Products - 0.9%
	Alcon Finance Corp.
230,000	2.60%, 05/27/2030(1)	235,769
1,739,000	2.75%, 09/23/2026(1)	1,870,772
1,145,000	3.00%, 09/23/2029(1)	1,210,225
940,000	Baxter International, Inc. 3.95%, 04/01/2030(1)	1,113,533
3,925,000	Becton Dickinson and Co. 3.36%, 06/06/2024	4,236,149
	Boston Scientific Corp.
1,030,000	1.90%, 06/01/2025	1,067,453
3,410,000	3.75%, 03/01/2026	3,872,135
140,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	143,325
30,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	30,750
255,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	270,213
3,165,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	3,400,826

		17,451,150

	Healthcare-Services - 0.9%
	Anthem, Inc.
1,030,000	2.25%, 05/15/2030	1,056,664
1,780,000	2.88%, 09/15/2029	1,928,986
1,960,000	3.50%, 08/15/2024	2,144,797
285,000	4.38%, 12/01/2047	354,622
410,000	4.63%, 05/15/2042	510,292

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 39.8% - (continued)
		Healthcare-Services - 0.9% - (continued)
		Centene Corp.
	$95,000	3.38%, 02/15/2030	$95,923
	85,000	4.25%, 12/15/2027	87,712
	90,000	4.63%, 12/15/2029	94,950
	360,000	CommonSpirit Health 3.35%, 10/01/2029	370,295
	890,000	Quest Diagnostics, Inc. 2.80%, 06/30/2031	933,692
	5,265,000	Rede D’or Finance S.a.r.l. 4.50%, 01/22/2030(1)	4,633,200
		UnitedHealth Group, Inc.
	1,420,000	2.00%, 05/15/2030	1,486,638
	1,420,000	2.38%, 08/15/2024	1,516,500
	1,205,000	2.88%, 08/15/2029	1,345,275
	830,000	3.50%, 08/15/2039	965,150
	405,000	4.75%, 07/15/2045	545,497

			18,070,193

		Home Builders - 0.3%
	595,000	Lennar Corp. 4.75%, 11/29/2027	645,575
	5,110,000	PulteGroup, Inc. 5.50%, 03/01/2026	5,572,966
	575,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	613,214

			6,831,755

		Insurance - 1.3%
	4,045,000	American International Group, Inc. 2.50%, 06/30/2025	4,282,004
	1,515,000	Aon Corp. 2.20%, 11/15/2022	1,570,846
	5,030,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	5,583,289
		Genworth Holdings, Inc.
	20,000	4.80%, 02/15/2024	15,950
	380,000	4.90%, 08/15/2023	304,000
		Marsh & McLennan Cos., Inc.
	1,480,000	3.88%, 03/15/2024	1,637,191
	1,035,000	4.75%, 03/15/2039	1,328,804
	415,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	426,503
	345,000	MGIC Investment Corp. 5.75%, 08/15/2023	356,213
	2,600,000	New York Life Global Funding 2.00%, 01/22/2025(1)	2,730,370
	1,250,000	Progressive Corp. 3.20%, 03/26/2030	1,421,944
		Unum Group
	640,000	4.00%, 06/15/2029	661,156
	1,325,000	4.50%, 03/15/2025	1,423,189
	1,215,000	4.50%, 12/15/2049	1,135,516
	35,000	Voya Financial, Inc. 4.80%, 06/15/2046	41,700
		Willis North America, Inc.
	740,000	2.95%, 09/15/2029	783,333
	1,035,000	3.60%, 05/15/2024	1,120,167
	1,340,000	4.50%, 09/15/2028	1,562,125

			26,384,300

		Internet - 1.1%
		Alibaba Group Holding Ltd.
	2,975,000	3.40%, 12/06/2027	3,305,097
	355,000	4.00%, 12/06/2037	412,272
		Amazon.com, Inc.
	2,580,000	1.50%, 06/03/2030	2,611,222
	2,245,000	3.88%, 08/22/2037	2,779,772
	4,415,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	4,481,225
		Tencent Holdings Ltd.
	1,330,000	1.81%, 01/26/2026(1)	1,344,923
	2,000,000	2.39%, 06/03/2030(1)	1,997,529
	1,210,000	3.60%, 01/19/2028(1)	1,318,858
	2,765,000	3.98%, 04/11/2029(1)	3,099,165

			21,350,063

		Iron/Steel - 0.2%
	285,000	Commercial Metals Co. 5.38%, 07/15/2027	288,562
EUR	1,755,000	Metinvest B.V. 5.63%, 06/17/2025(1)	1,774,568

The accompanying notes are an integral part of these financial statements.

82

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 39.8% - (continued)
	Iron/Steel - 0.2% - (continued)
	Steel Dynamics, Inc.
$1,653,000	2.80%, 12/15/2024	$1,720,300
130,000	3.25%, 01/15/2031	132,593

		3,916,023

	IT Services - 1.1%
	Apple, Inc.
1,645,000	1.13%, 05/11/2025	1,679,699
4,365,000	2.20%, 09/11/2029	4,677,301
490,000	2.65%, 05/11/2050	513,262
885,000	3.45%, 02/09/2045	1,032,866
	HP, Inc.
1,115,000	2.20%, 06/17/2025	1,150,861
1,115,000	3.00%, 06/17/2027	1,168,984
	International Business Machines Corp.
5,500,000	1.95%, 05/15/2030	5,625,640
2,005,000	3.00%, 05/15/2024	2,171,218
2,885,000	3.50%, 05/15/2029	3,327,663
210,000	4.25%, 05/15/2049	267,374
1,070,000	Leidos, Inc. 3.63%, 05/15/2025(1)	1,165,990

		22,780,858

	Lodging - 0.2%
	Hilton Domestic Operating Co., Inc.
3,465,000	4.25%, 09/01/2024	3,361,743
290,000	5.13%, 05/01/2026	288,733
975,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	972,237
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
44,000	5.25%, 05/15/2027(1)	38,038
41,000	5.50%, 03/01/2025(1)	37,515

		4,698,266

	Machinery-Diversified - 0.4%
	John Deere Capital Corp.
660,000	1.20%, 04/06/2023	672,136
745,000	1.75%, 03/09/2027	774,719
7,115,000	Otis Worldwide Corp. 2.57%, 02/15/2030(1)	7,475,469

		8,922,324

	Media - 2.5%
	CCO Holdings LLC / CCO Holdings Capital Corp.
247,000	4.50%, 08/15/2030(1)	251,940
150,000	5.13%, 05/01/2027(1)	155,190
145,000	5.75%, 02/15/2026(1)	149,979
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,455,000	2.80%, 04/01/2031	1,473,946
1,245,000	5.13%, 07/01/2049	1,437,861
3,185,000	6.48%, 10/23/2045	4,211,356
380,000	6.83%, 10/23/2055	512,016
	Comcast Corp.
2,560,000	1.95%, 01/15/2031	2,589,059
490,000	3.20%, 07/15/2036	541,883
2,055,000	3.25%, 11/01/2039	2,279,596
745,000	3.40%, 04/01/2030	850,794
285,000	3.40%, 07/15/2046	316,616
95,000	4.05%, 11/01/2052	116,562
70,000	4.25%, 10/15/2030	85,778
645,000	4.60%, 10/15/2038	820,211
190,000	4.75%, 03/01/2044	250,147
655,000	4.95%, 10/15/2058	931,592
3,952,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	4,252,218
	CSC Holdings LLC
200,000	4.13%, 12/01/2030(1)	198,250
430,000	5.50%, 04/15/2027(1)	447,415
	Discovery Communications LLC
840,000	3.80%, 03/13/2024	900,215

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 39.8% - (continued)
	Media - 2.5% - (continued)
$19,000	3.95%, 06/15/2025	$20,957
855,000	3.95%, 03/20/2028	955,418
16,000	5.00%, 09/20/2037	18,937
826,000	5.30%, 05/15/2049	988,604
1,470,000	6.35%, 06/01/2040	1,978,586
555,000	DISH DBS Corp.5.88%, 11/15/2024	552,225
1,500,000	NBCUniversal Media LLC5.95%, 04/01/2041	2,226,231
395,000	Time Warner Cable LLC6.55%, 05/01/2037	519,638
4,665,000	Time Warner Entertainment Co. L.P.8.38%, 07/15/2033	7,025,360
	ViacomCBS, Inc.
1,480,000	4.25%, 09/01/2023	1,609,870
1,220,000	4.75%, 05/15/2025	1,394,920
5,845,000	4.95%, 01/15/2031	6,902,182
55,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(7)	54,203
79,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(7)	80,809
550,000	Videotron Ltd.5.38%, 06/15/2024(1)	585,750
2,950,000	Walt Disney Co.2.65%, 01/13/2031	3,125,993

		50,812,307

	Mining - 0.3%
	Anglo American Capital plc
945,000	4.50%, 03/15/2028(1)	1,036,470
850,000	4.75%, 04/10/2027(1)	946,062
1,945,000	4.88%, 05/14/2025(1)	2,165,808
600,000	5.63%, 04/01/2030(1)	724,756
280,000	Kaiser Aluminum Corp.4.63%, 03/01/2028(1)	267,770

		5,140,866

	Miscellaneous Manufacturing - 0.2%
1,750,000	General Electric Co.3.63%, 05/01/2030	1,751,979
930,000	Ingersoll-Rand Global Holding Co., Ltd.2.90%, 02/21/2021	940,297
340,000	Ingersoll-Rand Luxembourg Finance S.A.4.50%, 03/21/2049	406,729

		3,099,005

	Office/Business Equipment - 0.0%
280,000	CDW LLC / CDW Finance Corp.4.25%, 04/01/2028	285,337

	Oil & Gas - 1.1%
150,000	Aker BP ASA5.88%, 03/31/2025(1)	152,453
	BP Capital Markets America, Inc.
1,215,000	3.54%, 04/06/2027	1,345,501
900,000	3.63%, 04/06/2030	1,021,245
810,000	EOG Resources, Inc.4.38%, 04/15/2030	966,361
	Equinor ASA
2,240,000	1.75%, 01/22/2026	2,294,421
1,275,000	3.63%, 04/06/2040	1,430,833
850,000	3.70%, 04/06/2050	971,638
	Exxon Mobil Corp.
1,975,000	4.23%, 03/19/2040	2,372,093
665,000	4.33%, 03/19/2050	829,421
	Hess Corp.
442,000	7.13%, 03/15/2033	515,818
860,000	7.30%, 08/15/2031	1,002,619
2,245,000	Marathon Petroleum Corp.4.70%, 05/01/2025	2,513,185
133,000	MEG Energy Corp.6.50%, 01/15/2025(1)	124,105
	Phillips 66
660,000	2.15%, 12/15/2030	640,665
540,000	3.85%, 04/09/2025	598,543

The accompanying notes are an integral part of these financial statements.

83

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 39.8% - (continued)
		Oil & Gas - 1.1% - (continued)
		QEP Resources, Inc.
	$385,000	5.25%, 05/01/2023	$254,100
	10,000	5.38%, 10/01/2022	7,600
	814,000	Saudi Arabian Oil Co.2.88%, 04/16/2024(1)	846,024
		SM Energy Co.
	255,000	6.13%, 11/15/2022(9)	186,150
	70,000	6.75%, 09/15/2026	35,202
	295,000	Sunoco L.P. / Sunoco Finance Corp.5.50%, 02/15/2026	286,150
	2,320,000	Tullow Oil plc7.00%, 03/01/2025(1)	1,455,800
	790,000	Valero Energy Corp.4.00%, 04/01/2029(9)	878,773
	190,000	WPX Energy, Inc.5.25%, 09/15/2024	187,150
ARS	93,580,252	YPF S.A.16.50%, 05/09/2022(1)	864,146

			21,779,996

		Oil & Gas Services - 0.0%
	$995,000	Halliburton Co.2.92%, 03/01/2030	943,758

		Packaging & Containers - 0.4%
	400,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.4.13%, 08/15/2026(1)	393,540
	4,650,000	Ball Corp.4.00%, 11/15/2023	4,824,375
	890,000	Mondelez International, Inc.1.50%, 05/04/2025	907,837
	695,000	Owens-Brockway Glass Container, Inc.5.88%, 08/15/2023(1)	715,850
	295,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu5.13%, 07/15/2023(1)	297,239

			7,138,841

		Pharmaceuticals - 1.6%
		AbbVie, Inc.
	2,500,000	2.95%, 11/21/2026(1)	2,719,121
	3,585,000	3.20%, 11/21/2029(1)	3,944,903
	1,725,000	4.25%, 11/21/2049(1)	2,090,992
	1,115,000	4.63%, 10/01/2042(1)	1,356,182
	140,000	Bausch Health Cos., Inc. 7.00%, 03/15/2024(1)	145,250
	95,000	Baxalta, Inc. 3.60%, 06/23/2022	100,013
	2,515,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	2,887,495
	1,025,000	Becton Dickinson and Co. 2.82%, 05/20/2030	1,084,562
	1,750,000	Cigna Corp. 4.38%, 10/15/2028	2,071,106
		CVS Health Corp.
	1,075,000	4.13%, 04/01/2040	1,268,962
	710,000	5.05%, 03/25/2048	930,024
	1,485,000	5.13%, 07/20/2045	1,913,421
	2,360,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	2,665,519
		Pfizer, Inc.
	1,590,000	1.70%, 05/28/2030	1,616,283
	720,000	2.63%, 04/01/2030	793,166
	1,525,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,554,703
		Takeda Pharmaceutical Co., Ltd.
	850,000	2.05%, 03/31/2030	849,538
	435,000	3.18%, 07/09/2050	433,589
	2,965,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	2,647,389
		Upjohn, Inc.
	700,000	1.65%, 06/22/2025(1)	713,741
	555,000	2.30%, 06/22/2027(1)	572,500

			32,358,459

		Pipelines - 1.1%
	280,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	313,816
	215,000	DCP Midstream Operating L.P. 5.60%, 04/01/2044	172,000

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 39.8% - (continued)
	Pipelines - 1.1% - (continued)
	Energy Transfer Operating L.P.
$855,000	3.75%, 05/15/2030	$849,231
650,000	4.50%, 04/15/2024	704,670
1,205,000	4.95%, 06/15/2028	1,294,043
135,000	5.00%, 05/15/2050	128,218
1,390,000	5.25%, 04/15/2029	1,523,089
2,385,000	6.13%, 12/15/2045	2,458,032
45,000	EQM Midstream Partners L.P. 6.50%, 07/01/2027(1)	46,090
1,970,000	Kinder Morgan Energy Partners L.P. 3.50%, 03/01/2021	1,994,541
	MPLX L.P.
695,000	4.13%, 03/01/2027	740,329
1,120,000	4.25%, 12/01/2027	1,214,267
1,135,000	4.70%, 04/15/2048	1,143,964
325,000	5.20%, 03/01/2047	341,763
155,000	5.50%, 02/15/2049	171,775
211,000	6.25%, 10/15/2022	213,429
	ONEOK, Inc.
285,000	2.20%, 09/15/2025	280,063
255,000	3.10%, 03/15/2030	243,973
175,000	4.00%, 07/13/2027	177,410
860,000	4.45%, 09/01/2049	797,951
1,005,000	5.85%, 01/15/2026	1,147,070
1,640,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030(1)	1,820,735
	Sunoco Logistics Partners Operations L.P.
175,000	5.30%, 04/01/2044	167,607
180,000	5.35%, 05/15/2045	176,301
785,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	798,945
	TransCanada PipeLines Ltd.
1,655,000	4.10%, 04/15/2030	1,884,784
1,040,000	4.63%, 03/01/2034	1,195,396
140,000	Western Midstream Operating L.P. 4.05%, 02/01/2030	134,763
	Williams Cos., Inc.
72,000	4.90%, 01/15/2045	76,151
135,000	5.10%, 09/15/2045	148,160
265,000	5.80%, 11/15/2043	303,688
243,000	6.30%, 04/15/2040	292,657

		22,954,911

	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
985,000	2.10%, 06/15/2030	987,423
1,085,000	2.40%, 03/15/2025	1,145,452
595,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	608,544
	Equinix, Inc.
325,000	1.80%, 07/15/2027	324,828
945,000	2.15%, 07/15/2030	936,712
570,000	5.88%, 01/15/2026	599,868
	GLP Capital L.P. / GLP Financing II, Inc.
1,460,000	4.00%, 01/15/2031	1,449,415
1,105,000	5.75%, 06/01/2028	1,217,378
2,240,000	SBA Tower Trust 2.84%, 01/15/2025(1)	2,309,509
465,000	VEREIT Operating Partnership L.P. 3.40%, 01/15/2028	468,589
160,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	153,200

		10,200,918

	Retail - 0.7%
150,000	1011778 BC ULC / New Red Finance, Inc. 4.25%, 05/15/2024(1)	150,266

The accompanying notes are an integral part of these financial statements.

84

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 39.8% - (continued)
	Retail - 0.7% - (continued)
	Alimentation Couche-Tard, Inc.
$570,000	2.95%, 01/25/2030(1)	$591,005
885,000	3.80%, 01/25/2050(1)	917,419
1,755,000	AutoZone, Inc. 3.63%, 04/15/2025	1,957,002
	Lowe’s Cos., Inc.
3,075,000	3.38%, 09/15/2025	3,444,393
1,120,000	4.55%, 04/05/2049	1,409,516
	McDonald’s Corp.
1,035,000	3.35%, 04/01/2023	1,109,289
1,800,000	3.63%, 09/01/2049	1,975,023
1,785,000	4.20%, 04/01/2050	2,164,188
315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	311,850
445,000	United Rentals North America, Inc. 4.88%, 01/15/2028	456,125
230,000	William Carter Co. 5.63%, 03/15/2027(1)	236,900

		14,722,976

	Semiconductors - 1.3%
170,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	183,705
	Broadcom, Inc.
1,934,000	4.25%, 04/15/2026(1)	2,152,358
6,855,000	5.00%, 04/15/2030(1)	7,878,951
	Entegris, Inc.
460,000	4.38%, 04/15/2028(1)	468,050
272,000	4.63%, 02/10/2026(1)	276,080
1,365,000	Intel Corp. 3.10%, 02/15/2060	1,505,479
885,000	Lam Research Corp. 1.90%, 06/15/2030	904,603
	Microchip Technology, Inc.
2,015,000	2.67%, 09/01/2023(1)	2,074,003
95,000	4.25%, 09/01/2025(1)	95,605
1,565,000	NVIDIA Corp. 2.85%, 04/01/2030	1,741,045
	NXP B.V. / NXP Funding LLC
625,000	4.63%, 06/01/2023(1)	685,483
3,042,000	4.88%, 03/01/2024(1)	3,397,412
786,000	5.35%, 03/01/2026(1)	934,311
735,000	5.55%, 12/01/2028(1)	892,997
860,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.15%, 05/01/2027(1)	911,670
270,000	Qorvo, Inc. 5.50%, 07/15/2026	280,800
	Qualcomm, Inc.
389,000	4.65%, 05/20/2035	517,057
1,316,000	4.80%, 05/20/2045	1,720,788
355,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	377,968
310,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	321,625

		27,319,990

	Software - 1.4%
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	153,892
30,000	5.88%, 06/15/2026	31,159
	Fidelity National Information Services, Inc.
1,616,000	3.75%, 05/21/2029	1,893,518
500,000	4.25%, 05/15/2028	590,216
	Fiserv, Inc.
5,605,000	2.25%, 06/01/2027	5,861,117
1,710,000	3.20%, 07/01/2026	1,892,645
200,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	204,937
	Microsoft Corp.
131,000	2.68%, 06/01/2060	136,283
1,160,000	3.70%, 08/08/2046	1,444,531
619,000	3.95%, 08/08/2056	795,585
	MSCI, Inc.
10,000	3.63%, 09/01/2030(1)	9,950

Shares or Principal Amount		Market Value†

CORPORATE BONDS - 39.8% - (continued)
	Software - 1.4% - (continued)
$140,000	3.88%, 02/15/2031(1)	$142,800
4,590,000	5.38%, 05/15/2027(1)	4,871,137
260,000	Open Text Corp. 5.88%, 06/01/2026(1)	269,779
	Oracle Corp.
4,335,000	2.50%, 04/01/2025	4,642,881
4,365,000	3.85%, 04/01/2060	5,109,115
310,000	Western Digital Corp. 4.75%, 02/15/2026	320,369

		28,369,914

	Telecommunications - 3.3%
	AT&T, Inc.
2,785,000	2.30%, 06/01/2027	2,883,228
165,000	2.95%, 07/15/2026	179,577
2,380,000	3.80%, 02/15/2027	2,680,525
165,000	3.88%, 01/15/2026	185,898
120,000	4.13%, 02/17/2026	136,752
2,792,000	4.30%, 02/15/2030	3,272,081
1,970,000	4.35%, 03/01/2029	2,296,936
1,295,000	4.35%, 06/15/2045	1,457,313
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,750,584
	Nokia Oyj
5,000	4.38%, 06/12/2027	5,283
575,000	6.63%, 05/15/2039	682,985
4,375,000	SoftBank Group Corp. 6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD ICE Swap + 4.226% thereafter)(6)(7)(8)	3,985,625
425,000	Sprint Corp. 7.13%, 06/15/2024	479,884
2,375,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	2,731,250
	T-Mobile USA, Inc.
2,835,000	2.05%, 02/15/2028(1)	2,836,332
2,745,000	3.50%, 04/15/2025(1)	2,987,631
3,400,000	3.88%, 04/15/2030(1)	3,784,064
1,195,000	4.50%, 04/15/2050(1)	1,422,325
5,071,000	6.50%, 01/15/2026	5,299,753
	Telecom Italia Capital S.A.
265,000	6.00%, 09/30/2034	288,055
160,000	7.72%, 06/04/2038	201,318
3,085,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	3,208,400
	Telefonica Emisiones S.A.
925,000	4.90%, 03/06/2048	1,115,727
1,340,000	5.21%, 03/08/2047	1,669,007
515,000	5.52%, 03/01/2049	677,295
	Verizon Communications, Inc.
860,000	3.15%, 03/22/2030	964,680
2,603,000	4.27%, 01/15/2036	3,219,102
3,185,000	4.40%, 11/01/2034	3,965,702
1,735,000	4.50%, 08/10/2033	2,161,204
1,480,000	4.67%, 03/15/2055	2,011,883
100,000	4.81%, 03/15/2039	130,628
420,000	5.01%, 08/21/2054	610,121
230,000	5.25%, 03/16/2037	307,915
1,565,000	Vodafone Group plc 6.15%, 02/27/2037	2,191,021

		67,780,084

	Transportation - 0.7%
1,400,000	CSX Corp. 3.25%, 06/01/2027	1,564,390
	FedEx Corp.
730,000	3.30%, 03/15/2027	786,280
2,020,000	3.80%, 05/15/2025	2,245,455
2,020,000	4.25%, 05/15/2030	2,307,099
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,115,000	2.70%, 11/01/2024(1)	2,175,958

The accompanying notes are an integral part of these financial statements.

85

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

CORPORATE BONDS - 39.8% - (continued)
		Transportation - 0.7% - (continued)
	$1,890,000	4.00%, 07/15/2025(1)	$2,067,202
	2,680,000	Union Pacific Corp. 4.38%, 09/10/2038	3,301,706

			14,448,090

		Water - 0.1%
		American Water Capital Corp.
	750,000	2.80%, 05/01/2030	817,028
	905,000	4.15%, 06/01/2049	1,121,532

			1,938,560

		Total Corporate Bonds (cost $760,189,467)	$811,196,559

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
		Argentina - 0.0%
EUR	1,780,000	Argentine Republic Government International Bond 5.25%, 01/15/2028(6)(10)	$730,938

		Bahrain - 0.1%
	$1,055,000	Bahrain Government International Bond 7.38%, 05/14/2030(1)	1,199,218

		Chile - 0.1%
	2,135,000	Chile Government International Bond 2.55%, 01/27/2032	2,222,535

		Dominican Republic - 0.2%
	4,890,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	4,462,125

		Egypt - 0.1%
		Egypt Government International Bond
	840,000	7.63%, 05/29/2032(1)	818,798
	720,000	8.50%, 01/31/2047(6)	702,000
	595,000	8.88%, 05/29/2050(1)	587,063

			2,107,861

		Ghana - 0.2%
		Ghana Government International Bond
	2,125,000	6.38%, 02/11/2027(1)	1,984,219
	2,135,000	7.63%, 05/16/2029(6)	2,009,889

			3,994,108

		Hungary - 0.1%
	710,000	Hungary Government International Bond 6.38%, 03/29/2021	738,386

		Indonesia - 0.1%
		Indonesia Government International Bond
EUR	240,000	2.15%, 07/18/2024(6)	277,392
	470,000	2.63%, 06/14/2023(6)	547,451
	$785,000	3.38%, 04/15/2023(6)	816,528

			1,641,371

		Macedonia - 0.1%
EUR	2,165,000	North Macedonia Government International Bond 3.68%, 06/03/2026(1)	2,471,493

		Mexico - 0.1%
	$2,350,000	Mexico Government International Bond 4.75%, 04/27/2032	2,590,875

		Panama - 0.0%
	240,000	Panama Government International Bond 3.16%, 01/23/2030	257,880

		Peru - 0.0%
	540,000	Peruvian Government International Bond 2.39%, 01/23/2026	561,600

		Philippines - 0.0%
	455,000	Philippine Government International Bond 2.46%, 05/05/2030	476,635

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 2.4% - (continued)
		Qatar - 0.3%
		Qatar Government International Bond
	$1,355,000	3.40%, 04/16/2025(1)	$1,473,573
	3,860,000	3.75%, 04/16/2030(1)	4,395,351

			5,868,924

		Romania - 0.4%
		Romanian Government International Bond
EUR	1,115,000	3.62%, 05/26/2030(1)	1,350,613
	3,241,000	4.63%, 04/03/2049(6)	4,160,506
	$1,176,000	6.13%, 01/22/2044(6)	1,540,560

			7,051,679

		Saudi Arabia - 0.1%
	1,980,000	Saudi Government International Bond 2.90%, 10/22/2025(1)	2,099,592

		Senegal - 0.1%
	2,115,000	Senegal Government International Bond 6.25%, 05/23/2033(6)	2,152,182

		Supranational - 0.1%
MXN	44,875,000	Inter-American Development Bank 7.25%, 06/10/2021	1,975,519

		Tunisia - 0.1%
EUR	1,805,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	1,916,422

		United Arab Emirates - 0.2%
		Abu Dhabi Government International Bond
	$2,260,000	3.13%, 04/16/2030(1)	2,484,449
	1,925,000	3.88%, 04/16/2050(1)	2,272,944

			4,757,393

		Total Foreign Government Obligations (cost $49,650,095)	$49,276,736

MUNICIPAL BONDS - 1.3%
		Development - 0.4%
		California State, GO Taxable
	$110,000	7.30%, 10/01/2039	$183,902
	175,000	7.63%, 03/01/2040	308,908
	6,770,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	7,378,962

			7,871,772

		Education - 0.2%
		Chicago, IL, Board of Education, GO
	365,000	6.04%, 12/01/2029	374,001
	1,115,000	6.14%, 12/01/2039	1,134,903
	1,750,000	6.32%, 11/01/2029	1,812,265

			3,321,169

		General - 0.3%
	5,445,000	Philadelphia, PA, Auth for Industrial Dev 6.55%, 10/15/2028	7,037,663

		General Obligation - 0.3%
	630,000	California State, GO Taxable 7.55%, 04/01/2039(9)	1,121,835
	170,000	State of Connecticut, GO 3.00%, 07/01/2021	173,655
		State of Illinois, GO
	2,717,945	4.95%, 06/01/2023(9)	2,745,614
	280,000	5.00%, 01/01/2023	275,780
	610,000	5.56%, 02/01/2021	613,770
	980,000	5.95%, 04/01/2022	1,042,024

			5,972,678

The accompanying notes are an integral part of these financial statements.

86

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

MUNICIPAL BONDS - 1.3% - (continued)
		Utility - Electric - 0.1%
	$1,561,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	$2,270,131

		Total Municipal Bonds (cost $24,686,522)	$26,473,413

SENIOR FLOATING RATE INTERESTS - 2.4%(11)
		Advertising - 0.0%
	$307,675	Clear Channel Outdoor Holdings, Inc. 4.26%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	$278,138

		Aerospace/Defense - 0.0%
	565,106	TransDigm, Inc. 2.43%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	506,979

		Airlines - 0.0%
	100,000	JetBlue Airways Corp.0.00%, 06/12/2024, 1 mo. USD LIBOR + 5.250%(12)	97,750
	180,000	Mileage Plus Holdings LLC0.00%, 06/25/2027, 1 mo. USD LIBOR + 5.250%(12)	178,574
	278,600	WestJet Airlines Ltd.4.00%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	222,649

			498,973

		Auto Manufacturers - 0.0%
	151,513	Navistar International Corp.3.70%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	143,116

		Auto Parts & Equipment - 0.1%
	232,650	Adient U.S. LLC4.25%, 05/06/2024, 1 mo. USD LIBOR + 4.000%	222,860
	194,776	Altra Industrial Motion Corp.2.18%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	185,037
		Panther BF Aggregator L.P.
	471,438	3.68%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	447,866
EUR	710,000	3.75%, 04/30/2026, 1 mo. EURIBOR + 3.750%	767,022

			1,622,785

		Chemicals - 0.1%
	$88,171	Cabot Microelectronics Corp.2.19%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	85,306
EUR	185,986	CeramTec AcquiCo GmbH2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	196,418
	$119,100	Hexion, Inc.4.94%, 07/01/2026, 1 mo. USD LIBOR + 3.500%	115,825
	122,813	LTI Holdings, Inc.3.68%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	104,039
		Starfruit Finco B.V.
	96,465	3.19%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	90,275
EUR	100,000	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	108,264
	$300,000	Tronox Finance LLC0.00%, 09/23/2024, 3 mo. USD LIBOR + 2.750%(12)	287,334
		Univar, Inc.
	99,500	2.18%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	94,588
	307,694	2.43%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	295,580

			1,377,629

		Coal - 0.0%
	686,686	Foresight Energy LLC0.00%, 03/28/2022, 3 mo. USD LIBOR + 5.750%(10)(12)	41,201

		Commercial Services - 0.2%
	207,292	Allied Universal Holdco LLC4.43%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	201,029

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
		Commercial Services - 0.2% - (continued)
	275,809	APX Group, Inc.5.18%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	$255,553
	121,563	Ascend Learning LLC4.00%, 07/12/2024, 1 mo. USD LIBOR + 3.000%	115,409
	199,249	Belron Finance U.S. LLC3.26%, 10/30/2026, 3 mo. USD LIBOR + 2.500%	191,778
	373,262	Blackhawk Network Holdings, Inc.3.18%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	342,777
	540,000	Deerfield Dakota Holding LLC4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	523,800
	413,963	Dun & Bradstreet Corp.4.18%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	402,579
	31,350	Energizer Holdings, Inc.2.44%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	29,782
EUR	145,000	LGC Group Holdings Ltd.3.25%, 01/22/2027, 1 mo. USD LIBOR + 3.250%	156,106
	$602,740	Quikrete Holdings, Inc.2.68%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	578,257
EUR	105,975	Techem Verwaltungsgesellschaft 675 mbH2.88%, 07/15/2025, 1 mo. EURIBOR + 2.875%	115,628
	$999,100	Tempo Acquisition LLC2.93%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	946,647
EUR	235,000	Verisure Holding AB3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	257,842
	$119,272	Weight Watchers International, Inc.5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	116,813

			4,234,000

		Construction Materials - 0.0%
	265,950	Brookfield WEC Holdings, Inc.3.75%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	256,254
	264,600	NCI Building Systems, Inc.3.94%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	251,039

			507,293

		Distribution/Wholesale - 0.1%
	967,688	American Builders & Contractors Supply Co., Inc.2.18%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	921,238
	174,125	SRS Distribution, Inc.5.57%, 05/23/2025, 1 mo. USD LIBOR + 4.500%	168,031

			1,089,269

		Diversified Financial Services - 0.1%
		AlixPartners LLP
EUR	98,750	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	107,709
	$454,725	3.50%, 04/04/2024, 3 mo. USD LIBOR + 2.500%	438,619
	152,675	Aretec Group, Inc.4.43%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	139,698
		Crown Finance U.S., Inc.
EUR	33,102	2.09%, 02/28/2025, 1 mo. EURIBOR + 2.375%	29,455
	$182,719	3.32%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	136,782
	138,250	Minotaur Acquisition, Inc.5.18%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	127,190
EUR	185,208	Nets Holding A/S3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	199,914
	$226,550	Refinitiv U.S. Holdings, Inc.3.43%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	221,056

The accompanying notes are an integral part of these financial statements.

87

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
		Diversified Financial Services - 0.1% - (continued)
	$275,025	RP Crown Parent LLC3.75%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	$266,430
	98,972	UFC Holdings LLC4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	94,353
	198,854	Victory Capital Holdings, Inc.3.94%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	192,516

			1,953,722

		Electric - 0.0%
	318,277	Seadrill Partners Finco LLC7.00%, 02/21/2021, 3 mo. USD LIBOR + 6.000%	50,129

		Energy-Alternate Sources - 0.0%
	259,675	BCP Renaissance Parent LLC4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	216,273
	97,500	Medallion Midland Acquisition LLC4.25%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	86,970

			303,243

		Engineering & Construction - 0.0%
	727,500	Brand Energy & Infrastructure Services, Inc.5.45%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	663,844

		Entertainment - 0.0%
	145,000	Banijay Entertainment S.A.S0.00%, 03/04/2025, 1 mo. USD LIBOR + 3.750%(12)	137,025
	117,900	Wyndham Hotels & Resorts, Inc.1.93%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	111,062

			248,087

		Food - 0.1%
	99,250	B&G Foods, Inc. 2.68%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	97,761
		Froneri International Ltd.
	165,000	2.43%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	154,791
EUR	170,000	2.63%, 01/29/2027, 1 mo. EURIBOR + 2.625%	183,689
	$488,473	Hostess Brands LLC 3.01%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	470,400
	248,750	U.S. Foods, Inc. 3.07%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	231,079

			1,137,720

		Food Service - 0.0%
	98,500	8th Avenue Food & Provisions, Inc. 3.69%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	95,319
		Aramark Services, Inc.
	111,920	1.93%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	105,484
	109,725	1.93%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	103,074

			303,877

		Gas - 0.0%
	103,688	Messer Industries GmbH 2.81%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	98,633

		Healthcare-Products - 0.0%
EUR	99,500	Grifols S.A. 2.25%, 11/15/2027, 1 mo. EURIBOR + 2.250%	109,285
	$201,375	Lifescan Global Corp. 7.18%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	181,439

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
		Healthcare-Products - 0.0% - (continued)
	$206,952	Parexel International Corp. 2.93%, 09/27/2024, 1 mo. USD LIBOR + 2.750%	$195,700

			486,424

		Healthcare-Services - 0.2%
	353,437	CDRH Parent, Inc. 5.25%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	217,562
	99,750	CPI Holdco LLC 4.43%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	95,760
	129,551	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 1 mo. USD LIBOR + 3.750%(12)(13)	115,138
	270,875	Envision Healthcare Corp. 3.93%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	176,746
		EyeCare Partners LLC
	47,297	3.75%, 02/18/2027, 1 mo. USD LIBOR + 0.500%(12)(13)	42,461
	202,703	4.06%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	181,976
	305,332	Global Medical Response, Inc. 4.25%, 04/28/2022, 1 mo. USD LIBOR + 3.250%	293,082
EUR	215,600	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	237,786
	$672,480	Jaguar Holding Co. 3.50%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	663,442
		MED ParentCo L.P.
	59,859	4.50%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(12)(13)	54,022
	238,885	4.61%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	215,594
	455,175	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	431,848
	200,000	Pathway Vet Alliance LLC 0.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%(12)	194,042
	100,000	Surf Holdings LLC 3.83%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	95,643
	201,377	Syneos Health, Inc. 1.93%, 08/01/2024, 1 mo. USD LIBOR + 1.750%	193,322
	547,250	Zelis Healthcare Corp. 4.93%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	535,621

			3,744,045

		Household Products - 0.0%
	287,625	Diamond (BC) B.V. 3.76%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	263,657
	289,500	Revlon Consumer Products Corp. 3.86%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	74,306
	99,750	Reynolds Consumer Products LLC 1.93%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	95,956

			433,919

		Insurance - 0.1%
	174,563	Acrisure LLC 3.68%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	164,525
		Asurion LLC
	731,188	3.18%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	710,473
	545,673	3.18%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	527,028
	375,000	6.68%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	372,187
	220,500	Hub International Ltd. 4.02%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	209,292

The accompanying notes are an integral part of these financial statements.

88

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
	Insurance - 0.1% - (continued)
	Sedgwick Claims Management Services, Inc.
$280,725	3.43%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	$264,384
544,500	4.18%, 09/03/2026, 1 mo. USD LIBOR + 4.000%	521,359

		2,769,248

	Leisure Time - 0.1%
	Caesars Resort Collection LLC
170,000	0.00%, 06/19/2025, 1 mo. USD LIBOR + 4.500%(12)	159,482
434,032	2.93%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	384,796
225,000	Carnival Corp. 0.00%, 06/30/2025, 1 mo. USD LIBOR + 7.500%(12)	216,562
795,546	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	755,275
733,400	Golden Entertainment, Inc. 3.75%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	660,669
142,825	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	132,787

		2,309,571

	Lodging - 0.1%
266,768	Boyd Gaming Corp. 2.36%, 09/15/2023, 1 Week USD LIBOR + 2.250%	250,178
537,542	Caesars Entertainment Operating Co. 2.18%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	534,687

		784,865

	Machinery - Construction & Mining - 0.0%
81,651	Pike Corp. 4.25%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	79,113

	Machinery-Diversified - 0.0%
260,766	Gates Global LLC 3.75%, 04/01/2024, 3 mo. USD LIBOR + 2.750%	250,552

	Media - 0.3%
190,125	Altice Financing S.A. 2.93%, 01/31/2026, 1 mo. USD LIBOR + 2.750%	179,035
484,597	AVSC Holding Corp. 4.25%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	346,487
1,512,999	Charter Communications Operating LLC 1.93%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	1,452,676
400,000	Cineworld Ltd. 0.00%, 02/05/2027, 1 mo. USD LIBOR + 3.000%(12)	270,444
441,144	CSC Holdings LLC 2.69%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	417,592
161,432	Gray Television, Inc. 2.67%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	155,903
268,125	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	250,027
647,640	ION Media Networks, Inc. 3.81%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	610,077
264,104	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	252,468
94,112	NASCAR Holdings, Inc. 2.93%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	89,860
278,581	Nexstar Broadcasting, Inc. 2.92%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	264,404
239,516	Shutterfly, Inc. 6.31%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	218,388

Shares or Principal Amount		Market Value†

SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
	Media - 0.3% - (continued)
$186,094	Sinclair Television Group, Inc. 2.69%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	$176,789
228,850	Terrier Media Buyer, Inc. 4.43%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	217,790
90,868	Web.com Group, Inc. 3.94%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	85,718
123,749	William Morris Endeavor Entertainment LLC 2.93%, 05/18/2025, 1 mo. USD LIBOR + 2.750%	100,501

		5,088,159

	Metal Fabricate/Hardware - 0.0%
290,984	Circor International, Inc. 4.25%, 12/11/2024, 3 mo. USD LIBOR + 3.250%	272,434
233,251	Rexnord LLC 1.94%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	229,085

		501,519

	Miscellaneous Manufacturing - 0.1%
120,292	H.B. Fuller Co. 2.19%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	115,898
284,288	Ingersoll-Rand Services Co. 1.93%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	269,897
274,307	Momentive Performance Materials, Inc. 3.43%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	256,135
99,250	Tamko Building Products LLC 3.43%, 06/01/2026, 1 mo. USD LIBOR + 3.250%	95,280
520,288	USI, Inc. 3.31%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	492,712

		1,229,922

	Oil & Gas - 0.1%
	BCP Raptor LLC
113,850	4.93%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	73,433
153,972	5.25%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	110,090
455,000	California Resources Corp. 11.38%, 12/31/2021, 1 mo. USD LIBOR + 10.375%	20,475
764,040	Fieldwood Energy LLC 6.25%, 04/11/2022, 1 mo. USD LIBOR + 5.250%	138,803
310,984	NorthRiver Midstream Finance L.P. 4.68%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	292,909
714,637	PES Holdings LLC 0.00%, 12/31/2022, 1 mo. USD LIBOR + 6.990%	153,647
117,900	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	97,710

		887,067

	Oil & Gas Services - 0.0%
148,500	Lower Cadence Holdings LLC 4.18%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	131,423
529,650	UGI Energy Services LLC 3.93%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	511,774

		643,197

	Packaging & Containers - 0.1%
396,000	Berry Global, Inc. 2.18%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	377,685
361,864	Flex Acquisition Co., Inc. 4.43%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	344,998

The accompanying notes are an integral part of these financial statements.

89

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
		Packaging & Containers - 0.1% - (continued)
	$198,337	Proampac PG Borrower LLC 4.37%, 11/20/2023, 1 mo. USD LIBOR + 3.500%	$188,668
	535,357	Reynolds Group Holdings, Inc. 2.93%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	510,142

			1,421,493

		Pharmaceuticals - 0.1%
	396,987	Bausch Health Cos., Inc. 3.19%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	385,228
	113,563	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	112,049
	370,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 1.750%(12)	352,118
	795,400	Endo Luxembourg Finance Co., S.a r.l. 5.00%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	749,664
	542,275	Sunshine Luxembourg S.a.r.l. 5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	518,100

			2,117,159

		Real Estate - 0.0%
EUR	185,000	Boels Topholding B.V. 0.00%, 02/05/2027, 1 mo. USD LIBOR + 4.000%(12)	199,404
	$286,364	VICI Properties LLC 1.94%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	266,284

			465,688

		Retail - 0.1%
	651,575	Bass Pro Group LLC 6.07%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	625,277
	386,437	Coty, Inc. 2.43%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	345,861
	487,652	Harbor Freight Tools USA, Inc. 3.25%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	468,453
	410,332	PetSmart, Inc. 0.00%, 03/11/2022, 1 mo. USD LIBOR + 4.000%(12)	404,317
	132,637	Rodan & Fields LLC 4.19%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	65,821
	382,251	Staples, Inc. 5.69%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	327,781
	493,125	U.S. Foods, Inc. 1.93%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	462,394

			2,699,904

		Semiconductors - 0.0%
	119,466	Microchip Technology, Inc. 2.18%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	115,023

		Software - 0.3%
	99,750	AI Convoy (Luxembourg) S.a.r.l. 4.65%, 01/17/2027, 1 mo. USD LIBOR + 3.500%	94,887
	323,333	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	311,881
	560,037	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	536,779
	284,288	DCert Buyer, Inc. 4.18%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	273,982
	339,629	Epicor Software Corp. 3.43%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	332,024
	507,951	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	442,841

Shares or Principal Amount			Market Value†

SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
		Software - 0.3% - (continued)
	$800,432	Hyland Software, Inc. 4.00%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	$776,043
	380,250	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	379,299
	137,900	Quest Software U.S. Holdings, Inc. 5.01%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	132,039
	54,608	SS&C Technologies Holdings Europe S.a.r.l. 1.93%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	52,168
	401,890	SS&C Technologies, Inc. 1.93%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	382,883
		Ultimate Software Group, Inc.
	205,000	0.00%, 05/04/2026, 1 mo. USD LIBOR + 4.000%(12)	202,214
	138,950	3.93%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	134,387
	1,323,445	WEX, Inc. 2.43%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	1,264,829

			5,316,256

		Telecommunications - 0.1%
	687,058	Altice France S.A. 3.87%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	657,315
	169,150	CenturyLink, Inc. 2.43%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	159,096
	135,000	LCPR Loan Financing LLC 5.19%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	133,650
	202,397	Level 3 Financing, Inc. 1.93%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	191,048
	180,000	T-Mobile USA, Inc. 3.18%, 04/01/2027, 1 mo. USD LIBOR + 3.000%	179,611
	320,000	Telenet Financing USD LLC 2.19%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	301,200
	565,148	Univision Communications, Inc. 3.75%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	521,349
	157,600	Zacapa LLC 4.81%, 07/02/2025, 1 mo. USD LIBOR + 4.500%	151,690
		Zayo Group Holdings, Inc.
	289,275	3.18%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	273,920
EUR	99,750	3.25%, 03/09/2027, 1 mo. EURIBOR + 3.250%	107,755

			2,676,634

		Total Senior Floating Rate Interests (cost $54,769,408)	$49,078,396

U.S. GOVERNMENT AGENCIES - 48.6%
		Mortgage-Backed Agencies - 48.6%
		FHLMC - 5.7%
	$108,278	0.00%, 11/15/2036(14)(15)	$103,634
	37,625,229	0.24%, 10/25/2020(3)(5)	75
	20,913,094	0.74%, 03/25/2027(3)(5)	740,472
	4,918,574	0.75%, 10/25/2026(3)(5)	168,693
	10,459,321	0.89%, 06/25/2027(3)(5)	464,430
	1,607,916	1.75%, 10/15/2042	1,643,207
	1,713,362	2.04%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,654,651
	635,436	2.50%, 05/15/2028(5)	41,489
	3,684,753	2.54%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	3,606,188

The accompanying notes are an integral part of these financial statements.

90

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	FHLMC - 5.7% - (continued)
$780,302	2.64%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	$769,101
1,754,571	3.00%, 03/15/2028(5)	110,821
1,877,930	3.00%, 08/01/2029	2,005,115
783,703	3.00%, 05/15/2032(5)	41,958
684,788	3.00%, 03/15/2033(5)	68,867
4,639,330	3.00%, 04/01/2033	4,879,606
4,631,239	3.00%, 11/01/2036	4,893,274
3,091,416	3.00%, 01/01/2037	3,266,305
4,225,000	3.00%, 08/15/2043	4,512,009
1,073,302	3.00%, 05/15/2046	1,146,574
7,720,362	3.00%, 11/01/2046	8,254,907
2,045,295	3.00%, 12/01/2046	2,196,598
931,297	3.25%, 11/15/2041	1,011,248
754,457	3.50%, 06/15/2026(5)	26,544
336,255	3.50%, 09/15/2026(5)	22,474
526,553	3.50%, 03/15/2027(5)	32,772
2,816,789	3.50%, 05/15/2034(5)	240,510
3,804,220	3.50%, 08/01/2034	4,064,816
2,351,602	3.50%, 03/15/2041(5)	146,490
1,026,157	3.50%, 06/01/2046	1,093,763
4,248,355	3.50%, 10/01/2047	4,498,678
24,686,915	3.50%, 03/01/2048	26,217,078
228,772	3.50%, 08/01/2048	243,744
2,654,850	4.00%, 08/01/2025	2,807,623
1,178,231	4.00%, 12/15/2026(5)	78,543
1,997,024	4.00%, 07/15/2027(5)	128,775
898,950	4.00%, 03/15/2028(5)	60,091
502,353	4.00%, 06/15/2028(5)	37,219
1,107,948	4.00%, 07/15/2030(5)	110,313
3,509,409	4.00%, 05/25/2040(5)	411,943
997,616	4.00%, 11/15/2040	1,150,524
3,134,312	4.00%, 05/01/2042	3,436,590
951,276	4.00%, 08/01/2042	1,045,283
1,409,392	4.00%, 09/01/2042	1,548,682
222,190	4.00%, 07/01/2044	240,477
242,011	4.00%, 06/01/2045	262,269
1,326,801	4.00%, 02/01/2046	1,434,552
481,841	4.00%, 09/01/2048	511,275
620,886	4.50%, 09/01/2044	682,457
2,016,792	4.75%, 07/15/2039	2,300,917
45,700	5.00%, 02/01/2023	49,834
97,322	5.00%, 08/01/2023	106,125
71,654	5.00%, 03/01/2028	78,186
33,153	5.00%, 08/01/2029	37,130
58,736	5.00%, 07/01/2030	65,859
283,639	5.00%, 03/01/2031	318,116
468,915	5.00%, 05/01/2031	525,919
748,073	5.00%, 09/01/2031	819,316
550,886	5.00%, 11/01/2031	615,041
168,591	5.00%, 07/01/2032	188,767
908,973	5.00%, 09/15/2033(5)	162,662
16,150	5.00%, 12/01/2034	17,643
14,749	5.00%, 11/01/2035	16,908
32,956	5.00%, 03/01/2039	37,724
295,634	5.00%, 08/01/2039	339,197
12,495	5.00%, 09/01/2039	14,184
12,977	5.00%, 12/01/2039	14,913
11,099	5.00%, 04/01/2041	12,752
31,189	5.00%, 04/01/2044	35,776
15,652	5.00%, 05/01/2044	17,332
28,003	5.00%, 05/01/2047	30,687
1,167,323	5.00%, 02/15/2048(5)	203,956
63,168	5.00%, 08/01/2048	69,073

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	FHLMC - 5.7% - (continued)
$20,665	5.00%, 11/01/2048	$22,575
105,948	5.00%, 01/01/2049	115,775
755,778	5.00%, 02/01/2049	826,759
3,086,738	5.00%, 03/01/2049	3,371,156
33,582	5.50%, 03/01/2028	36,927
82,612	5.50%, 04/01/2033	93,836
755,463	5.50%, 05/01/2034	866,843
869	5.50%, 11/01/2035	996
15,372	5.50%, 05/01/2037	17,672
39,209	5.50%, 11/01/2037	45,042
69,428	5.50%, 02/01/2038	79,643
28,185	5.50%, 04/01/2038	32,309
37,102	5.50%, 06/01/2038	42,507
3,998,978	5.50%, 08/01/2038	4,594,413
401,422	5.50%, 09/01/2038	459,305
7,979	5.50%, 12/01/2039	9,141
103,119	5.50%, 02/01/2040	118,114
335,267	5.50%, 05/01/2040	384,339
330,796	5.50%, 08/01/2040	378,748
1,482,261	5.50%, 06/01/2041	1,701,221
1,407,308	5.50%, 10/15/2046(5)	302,184
1,286	6.00%, 07/01/2029	1,431
180,211	6.00%, 10/01/2032	209,861
125,690	6.00%, 11/01/2032	139,881
221,090	6.00%, 12/01/2032	256,862
16,840	6.00%, 11/01/2033	19,658
31,656	6.00%, 01/01/2034	36,910
17,523	6.00%, 02/01/2034	20,459
187,587	6.00%, 08/01/2034	219,034
198,371	6.00%, 09/01/2034	231,491
184,625	6.00%, 01/01/2035	206,318
1,461,889	6.00%, 11/01/2037	1,707,148
244	6.50%, 08/01/2032	279
678,868	6.50%, 07/15/2036	787,665
146,338	6.50%, 12/01/2037	165,006
91	7.50%, 09/01/2029	99
296	7.50%, 11/01/2031	300

		115,692,631

	FNMA - 19.2%
113,696	0.00%, 03/25/2036(14)(15)	103,630
941,806	0.00%, 06/25/2036(14)(15)	882,299
8,833,923	0.35%, 01/25/2030(3)(5)	209,718
11,857,505	1.57%, 05/25/2029(3)(5)	1,185,273
1,952,632	1.75%, 12/25/2042	2,001,541
20,000,000	2.00%, 07/16/2035(16)	20,690,625
19,900,000	2.00%, 08/17/2035(16)	20,554,531
1,472,103	2.00%, 09/25/2039	1,511,489
877,362	2.00%, 08/25/2043	883,702
4,140,000	2.00%, 07/14/2050(16)	4,236,708
651,185	2.50%, 06/25/2028(5)	38,646
15,900,000	2.50%, 07/16/2035(16)	16,646,555
199,206	2.50%, 01/01/2043	208,784
4,015,894	2.50%, 02/01/2043	4,253,324
1,648,670	2.50%, 03/01/2043	1,746,140
3,226,790	2.50%, 05/01/2043	3,417,577
2,208,551	2.50%, 06/01/2043	2,338,837
1,367,746	2.50%, 04/01/2045	1,448,646
1,386,593	3.00%, 02/25/2027(5)	70,323
564,431	3.00%, 09/25/2027(5)	37,262
3,827,957	3.00%, 01/25/2028(5)	241,107
7,821,259	3.00%, 04/25/2033(5)	537,866
11,025,000	3.00%, 07/16/2035(16)	11,588,309
3,061,718	3.00%, 03/01/2037	3,241,866

The accompanying notes are an integral part of these financial statements.

91

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	FNMA - 19.2% - (continued)
$1,344,331	3.00%, 05/25/2047	$1,391,521
5,245,537	3.00%, 09/25/2047	5,615,946
3,650,939	3.00%, 10/25/2048	3,943,091
3,870,310	3.00%, 08/25/2049	4,152,062
53,032,000	3.00%, 07/14/2050(16)	55,853,468
2,085,429	3.02%, 08/25/2044(3)(5)	102,930
2,565,803	3.04%, 05/25/2046(3)(5)	131,969
2,568,172	3.06%, 04/25/2055(3)(5)	153,985
1,796,209	3.19%, 06/25/2055(3)(5)	104,630
467,617	3.24%, 12/01/2026	523,871
632,996	3.50%, 05/25/2027(5)	44,922
1,002,701	3.50%, 10/25/2027(5)	76,053
1,177,616	3.50%, 05/25/2030(5)	100,899
338,505	3.50%, 08/25/2030(5)	27,824
695,763	3.50%, 02/25/2031(5)	45,418
708,955	3.50%, 09/25/2035(5)	77,702
5,300,194	3.50%, 11/25/2039(5)	563,060
1,565,194	3.50%, 10/01/2044	1,710,919
1,789,214	3.50%, 02/01/2045	1,917,649
3,328,921	3.50%, 09/01/2046	3,538,258
1,696,686	3.50%, 10/01/2046	1,806,558
726,571	3.50%, 10/25/2046(5)	111,763
1,183,620	3.50%, 11/01/2046	1,293,938
1,104,997	3.50%, 09/01/2047	1,207,330
4,206,774	3.50%, 11/25/2047	4,491,828
836,356	3.50%, 12/01/2047	917,355
4,605,655	3.50%, 01/01/2048	4,869,632
810,065	3.50%, 02/01/2048	876,551
1,111,061	3.50%, 02/25/2048	1,166,252
41,794,000	3.50%, 07/14/2050(16)	43,957,166
7,527,834	3.50%, 09/01/2057	8,187,051
4,521,400	3.50%, 05/01/2058	4,917,337
4,726,052	3.50%, 12/25/2058	5,200,996
1,893,916	3.74%, 06/01/2026	2,137,603
1,269,648	4.00%, 06/01/2025	1,342,763
401,836	4.00%, 10/01/2025	425,223
312,953	4.00%, 04/25/2032(5)	33,111
3,249,842	4.00%, 10/01/2040	3,563,079
1,473,697	4.00%, 11/01/2040	1,617,667
1,089,336	4.00%, 12/01/2040	1,195,938
529,778	4.00%, 02/01/2041	581,416
1,257,781	4.00%, 03/01/2041	1,380,870
3,102,974	4.00%, 06/01/2041	3,363,224
487,036	4.00%, 03/25/2042(5)	49,357
617,717	4.00%, 08/01/2042	678,568
1,101,578	4.00%, 09/01/2042	1,210,084
281,061	4.00%, 11/25/2042(5)	41,043
219,246	4.00%, 03/01/2045	237,003
1,028,228	4.00%, 07/01/2045	1,137,135
483,533	4.00%, 05/01/2046	517,567
1,252,977	4.00%, 06/01/2046	1,351,189
1,208,956	4.00%, 04/01/2047	1,336,579
5,133,282	4.00%, 10/01/2047	5,477,109
3,837,322	4.00%, 05/01/2048	4,073,802
6,261,640	4.00%, 07/01/2048	6,631,233
3,038,013	4.00%, 09/01/2048	3,220,452
10,400,000	4.00%, 07/14/2050(16)	11,020,953
300,118	4.50%, 04/01/2025	317,272
444,941	4.50%, 07/25/2027(5)	31,728
862,226	4.50%, 09/01/2035	944,178
3,081,599	4.50%, 08/01/2040	3,419,027
2,853,961	4.50%, 10/01/2040	3,176,107
1,289,555	4.50%, 10/01/2041	1,435,179
2,853,852	4.50%, 08/25/2043(5)	448,720
1,094,483	4.50%, 09/01/2043	1,217,487

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	FNMA - 19.2% - (continued)
$42,530,000	4.50%, 07/14/2050(16)	$45,696,491
5,913,525	4.50%, 01/01/2051	6,577,599
284,513	5.00%, 06/01/2022	298,949
155,324	5.00%, 06/01/2025	163,444
443,735	5.00%, 04/25/2038	493,972
2,698,116	5.00%, 02/01/2049	2,948,494
328,820	5.00%, 03/01/2049	359,423
209,564	5.47%, 05/25/2042(3)(5)	19,787
53,961	5.50%, 06/01/2022	55,493
180,294	5.50%, 06/01/2033	205,639
143,287	5.50%, 08/01/2033	161,719
901,534	5.50%, 09/01/2033	1,033,174
886,827	5.50%, 12/01/2033	1,017,553
618,641	5.50%, 01/01/2034	709,560
3,178,190	5.50%, 11/01/2035	3,647,849
916,508	5.50%, 04/01/2036	1,053,020
707,408	5.50%, 09/01/2036	811,347
57,028	5.50%, 01/01/2037	65,246
510,285	5.50%, 04/25/2037	599,157
2,931,939	5.50%, 11/25/2040(5)	503,865
2,033,500	5.50%, 06/25/2042(5)	445,488
2,417,093	5.50%, 08/25/2044(5)	507,494
582	6.00%, 03/01/2022	584
347,422	6.00%, 12/01/2032	394,257
327,625	6.00%, 01/01/2033	372,582
68,275	6.00%, 02/01/2033	75,991
419,438	6.00%, 03/01/2033	481,561
757,357	6.00%, 02/01/2037	882,232
1,990,670	6.00%, 01/25/2042(5)	312,980
1,434,957	6.00%, 09/25/2047(5)	330,879
536	6.50%, 05/01/2031	596
919	6.50%, 09/01/2031	1,043
1,199	6.50%, 07/01/2032	1,379
1,109	7.00%, 07/01/2029	1,289
84	7.00%, 12/01/2030	86
582	7.00%, 02/01/2032	621
159	7.00%, 03/01/2032	187
1,692	7.00%, 09/01/2032	1,835
757	7.50%, 10/01/2022	799
1,272	7.50%, 06/01/2027	1,477
1,904	7.50%, 10/01/2029	1,951
11,842	7.50%, 03/01/2030	13,601
7,553	7.50%, 04/01/2030	8,182
952	7.50%, 06/01/2030	1,119
1,622	7.50%, 07/01/2030	1,878
426	7.50%, 08/01/2030	497
4,997	7.50%, 10/01/2030	5,059
6,923	7.50%, 01/01/2031	7,093
16,257	7.50%, 05/01/2031	18,848
5,681	7.50%, 06/01/2031	5,893
1,298	7.50%, 08/01/2031	1,497
19,462	7.50%, 09/01/2031	19,743
185	7.50%, 05/01/2032	222

		391,088,082

	GNMA - 16.6%
1,497,584	1.75%, 09/20/2043	1,530,910
1,428,929	2.00%, 01/20/2042	1,474,730
1,375,036	2.50%, 12/16/2039	1,439,399
2,141,170	2.50%, 07/20/2041	2,245,951
50,235,000	2.50%, 07/21/2050(16)	52,880,187
50,200,000	2.50%, 08/20/2050(16)	52,735,492
708,203	3.00%, 09/20/2028(5)	51,726
7,500,375	3.00%, 05/20/2035(5)	543,392
506,566	3.00%, 02/16/2043(5)	66,179

The accompanying notes are an integral part of these financial statements.

92

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	GNMA - 16.6% - (continued)
$4,600,149	3.00%, 03/15/2045	$4,870,781
284,252	3.00%, 04/15/2045	301,074
3,438,094	3.00%, 07/15/2045	3,637,429
77,957	3.00%, 08/15/2045	82,522
1,269,173	3.00%, 10/20/2047	1,329,905
27,749,500	3.00%, 01/20/2050	29,443,463
6,867,965	3.00%, 07/20/2050	7,277,049
34,139,000	3.00%, 07/21/2050(16)	36,170,004
288,832	3.50%, 02/16/2027(5)	20,520
736,755	3.50%, 03/20/2027(5)	58,848
680,906	3.50%, 07/20/2040(5)	47,469
1,067,474	3.50%, 02/20/2041(5)	66,651
1,897,568	3.50%, 04/20/2042(5)	125,621
2,980,872	3.50%, 10/20/2042(5)	455,098
355,735	3.50%, 11/15/2042	385,557
9,325	3.50%, 12/15/2042	9,983
215,720	3.50%, 02/15/2043	231,848
12,776	3.50%, 03/15/2043	13,731
1,510,536	3.50%, 04/15/2043	1,623,303
3,970,055	3.50%, 05/15/2043	4,259,364
300,175	3.50%, 05/20/2043(5)	44,731
1,542,841	3.50%, 07/20/2043(5)	173,303
1,205,901	3.50%, 07/20/2046	1,290,211
1,192,855	3.50%, 10/20/2046	1,278,119
1,665,378	3.50%, 08/20/2047	1,773,006
1,483,340	3.50%, 03/20/2048	1,578,076
17,966,000	3.50%, 07/21/2050(16)	18,957,639
17,900,000	3.50%, 08/20/2050(16)	18,885,199
201,271	4.00%, 12/16/2026(5)	15,089
2,967,279	4.00%, 05/20/2029(5)	230,385
4,054,714	4.00%, 07/20/2040	4,469,373
4,657,569	4.00%, 09/20/2040	5,134,061
7,022,500	4.00%, 10/20/2040	7,743,006
1,274,733	4.00%, 12/20/2040	1,429,282
351,352	4.00%, 05/16/2042(5)	46,089
559,950	4.00%, 03/20/2043(5)	90,369
257,681	4.00%, 01/20/2044(5)	44,791
2,282,532	4.00%, 01/16/2046(5)	395,257
1,963,138	4.00%, 03/20/2047(5)	254,317
933,737	4.00%, 11/20/2047	1,027,141
3,920,031	4.00%, 03/20/2048	4,255,472
21,271,000	4.00%, 07/21/2050(16)	22,550,999
166,729	4.50%, 11/15/2039	184,884
1,524,540	4.50%, 05/15/2040	1,717,118
4,570,156	4.50%, 05/20/2040	5,019,576
210,190	4.50%, 07/15/2041	234,411
931,975	4.50%, 04/20/2045(5)	160,428
3,999,395	4.50%, 08/20/2045	668,685
404,070	4.50%, 01/20/2046	442,881
3,692,457	4.50%, 01/20/2047(5)	392,941
3,093,359	4.50%, 05/20/2048(5)	343,232
13,095,000	4.50%, 07/21/2050(16)	13,986,074
2,350,543	5.00%, 02/16/2040(5)	430,219
494,276	5.00%, 05/20/2040	557,628
1,229,741	5.00%, 06/15/2041	1,418,169
1,370,059	5.00%, 10/16/2041(5)	238,327
1,903,682	5.00%, 03/15/2044	2,195,129
539,900	5.00%, 01/16/2047(5)	99,956
4,400,000	5.00%, 07/21/2050(16)	4,807,000
443,646	5.50%, 03/15/2033	505,620
566,568	5.50%, 04/15/2033	647,745
677,949	5.50%, 05/15/2033	787,106
922,959	5.50%, 10/20/2034	1,062,000
1,946,390	5.50%, 03/20/2039(5)	345,794
1,671,853	5.50%, 02/16/2047(5)	300,892

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	GNMA - 16.6% - (continued)
$1,014,290	5.50%, 02/20/2047(5)	$159,494
1,155	6.00%, 12/15/2023	1,282
948	6.00%, 01/15/2029	1,057
971	6.00%, 04/15/2029	1,139
40,976	6.00%, 12/15/2031	46,548
777	6.00%, 10/15/2032	926
16,616	6.00%, 06/15/2033	19,810
1,136	6.00%, 03/15/2034	1,290
43,443	6.00%, 08/15/2034	51,757
57,324	6.00%, 09/15/2034	64,304
38,404	6.00%, 02/15/2035	45,761
213,093	6.00%, 12/15/2035	240,272
24,346	6.00%, 02/15/2036	27,072
163,593	6.00%, 03/15/2036	194,910
16,701	6.00%, 04/15/2036	18,566
80,968	6.00%, 05/15/2036	93,999
162,881	6.00%, 06/15/2036	191,385
61,558	6.00%, 07/15/2036	68,995
18,613	6.00%, 08/15/2036	20,804
141,932	6.00%, 02/15/2037	168,309
499	6.00%, 05/15/2037	570
298,627	6.00%, 06/15/2037	353,271
238,578	6.00%, 07/15/2037	283,812
57,175	6.00%, 08/15/2037	68,007
75,339	6.00%, 10/15/2037	89,259
43,613	6.00%, 11/15/2037	51,926
68,141	6.00%, 12/15/2037	80,961
144,142	6.00%, 01/15/2038	169,305
10,476	6.00%, 02/15/2038	12,233
17,541	6.00%, 05/15/2038	19,630
6,164	6.00%, 06/15/2038	7,265
27,229	6.00%, 08/15/2038	32,119
90,185	6.00%, 09/15/2038	102,447
106,314	6.00%, 10/15/2038	123,769
208,880	6.00%, 11/15/2038	239,977
66,641	6.00%, 12/15/2038	77,463
1,264	6.00%, 01/15/2039	1,447
34,821	6.00%, 08/15/2039	39,048
54,224	6.00%, 11/15/2039	63,155
13,388	6.00%, 02/15/2040	14,879
702,022	6.00%, 06/15/2040	829,650
130,308	6.00%, 07/15/2040	155,345
1,556,801	6.00%, 09/20/2040(5)	290,082
713,163	6.00%, 06/15/2041	847,610
1,493,514	6.00%, 02/20/2046(5)	322,138
20,153	6.50%, 06/15/2028	22,544
435	6.50%, 07/15/2028	479
1,627	6.50%, 08/15/2028	1,792
13,603	6.50%, 09/15/2028	14,976
836	6.50%, 10/15/2028	920
2,658	6.50%, 11/15/2028	2,927
4,386	6.50%, 12/15/2028	4,828
5,106	6.50%, 01/15/2029	5,621
19,375	6.50%, 02/15/2029	21,370
138,345	6.50%, 03/15/2029	153,622
28,484	6.50%, 04/15/2029	31,478
15,212	6.50%, 05/15/2029	16,855
144,738	6.50%, 06/15/2029	159,981
5,664	6.50%, 07/15/2029	6,235
124	6.50%, 03/15/2031	136
174,538	6.50%, 04/15/2031	195,109
38,793	6.50%, 05/15/2031	45,286
7,185	6.50%, 06/15/2031	8,113
160,970	6.50%, 07/15/2031	180,429
57,947	6.50%, 08/15/2031	64,363

The accompanying notes are an integral part of these financial statements.

93

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 48.6% - (continued)
	Mortgage-Backed Agencies - 48.6% - (continued)
	GNMA - 16.6% - (continued)
$99,332	6.50%, 09/15/2031	$109,964
139,029	6.50%, 10/15/2031	157,954
266,316	6.50%, 11/15/2031	300,390
44,258	6.50%, 12/15/2031	48,717
187,595	6.50%, 01/15/2032	211,970
44,683	6.50%, 02/15/2032	51,724
35,802	6.50%, 03/15/2032	40,521
166,206	6.50%, 04/15/2032	193,497
640	6.50%, 05/15/2032	724
33,772	6.50%, 06/15/2032	38,534
2,366	7.00%, 06/20/2030	2,477
555	7.00%, 02/15/2031	631
174	7.00%, 06/15/2031	189
115	7.00%, 08/15/2031	131
491	8.50%, 11/15/2024	493

		339,377,944

	UMBS - 7.1%
56,960,000	2.50%, 07/14/2050(16)	59,380,800
81,000,000	2.50%, 08/13/2050(16)	84,311,187

		143,691,987

	Total U.S. Government Agencies (cost $971,743,400)	$989,850,644

U.S. GOVERNMENT SECURITIES - 5.9%
	U.S. Treasury Securities - 5.9%
	U.S. Treasury Bonds - 3.5%
$2,691,225	0.13%, 01/15/2030(17)	$2,907,336
3,774,982	1.00%, 02/15/2048(17)(18)	4,985,442
7,350,000	2.25%, 08/15/2049	8,839,236
16,195,000	3.13%, 08/15/2044(18)(19)	22,082,768
16,500,000	3.38%, 05/15/2044(18)(20)	23,337,187
7,800,000	3.75%, 11/15/2043	11,608,289

		73,760,258

	U.S. Treasury Notes - 2.3%
11,083,417	0.38%, 01/15/2027(17)(18)	11,942,314
1,502,294	0.50%, 01/15/2028(17)	1,646,813
15,865,000	0.63%, 05/15/2030(20)	15,820,999
12,451,501	0.88%, 01/15/2029(17)(18)	14,185,465
2,512,131	1.00%, 02/15/2049(17)(18)	3,347,781

		46,943,372

	Total U.S. Government Securities (cost $108,489,223)	$120,703,630

CONVERTIBLE BONDS - 0.0%
	Pipelines - 0.0%
65,000	Cheniere Energy, Inc.(1)(21)	$65,630

	Total Convertible Bonds (cost $65,349)	$65,630

COMMON STOCKS - 0.0%
	Energy - 0.0%
64,657	Ascent Resources - Marcellus LLC Class A(22)(23)	$37,178
30,559	Philadelphia Energy Solutions Class A	306
14,557	Templar Energy LLC Class A*	145

	Total Common Stocks (cost $593,434)	$37,629

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 3.50%(2)(8)	$1,792,344

	Total Preferred Stocks (cost $1,591,820)	$1,792,344

WARRANTS - 0.0%
	Energy - 0.0%
16,740	Ascent Resources - Marcellus LLC Expires 03/30/23*(22)(23)	$84

	Total Warrants (cost $1,339)	$84

	Total Long-Term Investments (cost $2,468,628,639)	$2,542,145,591

SHORT-TERM INVESTMENTS - 4.2%
	Commercial Paper - 0.1%
	Intesa Funding LLC
$250,000	1.85%, 08/28/2020	$249,255
250,000	1.86%, 08/14/2020	249,429
	Nissan Motor Acceptance Corp.
250,000	1.39%, 01/29/2021	243,891
800,000	1.92%, 10/15/2020	791,202

		1,533,777

	Repurchase Agreements - 3.9%
79,613,056	Fixed Income Clearing Corp., Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $79,613,189; collateralized by U.S. Treasury Bond at 2.875%, maturing 11/15/2046, with a market value of $81,205,409	79,613,056

	Securities Lending Collateral - 0.2%
287,756	Citibank NA DDCA, 0.08%, 07/01/2020(24)	287,756
2,106,559	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(24)	2,106,559
3,360,805	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(24)	3,360,805

		5,755,120

	Total Short-Term Investments (cost $86,910,367)	$86,901,953

Total Investments Excluding Purchased Options (cost $2,555,539,006)	128.9%	$2,629,047,544

Total Purchased Options (cost $825,263)	0.1%	$742,411

Total Investments (cost $2,556,364,269)	129.0%	$2,629,789,955
Other Assets and Liabilities	(29.0)%	(590,597,783)

Total Net Assets	100.0%	$2,039,192,172

The accompanying notes are an integral part of these financial statements.

94

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $594,381,616, representing 29.1% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2020. Base lending rates may be subject to a floor or cap.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	Securities disclosed are interest-only strips.

(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $22,129,490, representing 1.1% of net assets.

(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of June 30, 2020.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(13)	This security, or a portion of this security, has unfunded loan commitments. As of June 30, 2020, the aggregate value of the unfunded commitment was $211,621, which rounds to 0.0% of total net assets.

(14)	Securities disclosed are principal-only strips.

(15)	Security is a zero-coupon bond.

(16)	Represents or includes a TBA transaction.

(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of June 30, 2020, the market value of securities pledged was $15,011,551.

(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2020, the market value of securities pledged was $7,623,634.

(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of June 30, 2020, the market value of securities pledged was $19,316,617.

(21)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(22)	Investment valued using significant unobservable inputs.

(23)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2020, the aggregate fair value of these securities was $37,262, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(24)	Current yield as of period end.

OTC Swaption Contracts Outstanding at June 30, 2020
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 02/24/60*	DEUT	1.31%	Pay	02/28/30	USD	575,000	575,000	$137,137	$100,356	$36,781
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	JPM	2.45%	Pay	08/02/27	USD	1,075,000	1,075,000	451,285	110,402	340,883

Total calls								$588,422	$210,758	$377,664

The accompanying notes are an integral part of these financial statements.

95

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

OTC Swaption Contracts Outstanding at June 30, 2020 – (continued)
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts – (continued):
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 02/24/60*	DEUT	1.31%	Receive	02/28/30	USD	575,000	575,000	$89,240	$100,357	$(11,117)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	BOA	1.70%	Receive	11/23/20	USD	12,045,000	12,045,000	10,311	301,728	(291,417)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	JPM	2.45%	Receive	08/02/27	USD	1,075,000	1,075,000	54,438	212,420	(157,982)

Total puts								$153,989	$614,505	$(460,516)

Total purchased OTC swaption contracts								$742,411	$825,263	$(82,852)

*	Swaptions with forward premiums.

OTC Swaption Contracts Outstanding at June 30, 2020
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/20/25	GSC	77.50%	Pay	07/15/20	USD	(151,515,000)	151,515,000	$(356,851)	$(431,818)	$74,967
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/20/25	MSC	75.00%	Pay	07/15/20	USD	(150,870,000)	150,870,000	(254,430)	(497,871)	243,441
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 04/06/51	BOA	0.90%	Pay	03/31/21	USD	(540,000)	540,000	(35,014)	(46,035)	11,021

Total calls								$(646,295)	$(975,724)	$329,429

Written swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/20/25	GSC	77.50%	Receive	07/15/20	USD	(151,515,000)	151,515,000	$(325,900)	$(348,485)	$22,585
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/20/25	MSC	75.00%	Receive	07/15/20	USD	(150,870,000)	150,870,000	(406,680)	(392,261)	(14,419)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 04/06/51	BOA	0.90%	Receive	03/31/21	USD	(540,000)	540,000	(40,187)	(46,035)	5,848

Total puts								$(772,767)	$(786,781)	$14,014

Total written OTC swaption contracts								$(1,419,062)	$(1,762,505)	$343,443

Futures Contracts Outstanding at June 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	466	09/30/2020	$58,595,859	$110,830
U.S. Treasury 10-Year Note Future	866	09/21/2020	120,522,844	447,793
U.S. Treasury Ultra Long Term Bond Future	675	09/21/2020	147,255,469	(844,233)

Total				$(285,610)

Short position contracts:
Euro-BUND Future	112	09/08/2020	$22,211,856	$(60,545)
Euro-BUXL 30-Year Bond Future	10	09/08/2020	2,471,250	(108,681)
U.S. Treasury 2-Year Note Future	25	09/30/2020	5,520,703	(4,147)
U.S. Treasury 10-Year Ultra Future	716	09/21/2020	112,758,813	(314,560)
U.S. Treasury Long Bond Future	409	09/21/2020	73,032,062	(526,924)

Total				$(1,014,857)

Total futures contracts				$(1,300,467)

The accompanying notes are an integral part of these financial statements.

96

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

TBA Sale Commitments Outstanding at June 30, 2020
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 4.00%	$3,200,000	07/16/2035	$(3,384,819)	$6,181
FNMA, 4.00%	12,980,500	07/14/2050	(13,755,527)	55,522
FNMA, 5.50%	13,400,000	07/14/2050	(14,744,413)	3,963
FNMA, 6.00%	3,300,000	07/14/2050	(3,673,368)	63,366
UMBS, 4.50%	25,700,000	07/14/2050	(27,613,445)	148,096
UMBS, 5.00%	2,509,500	07/14/2050	(2,742,413)	2,353

Total (proceeds receivable $66,193,466)			$(65,913,985)	$279,481

At June 30, 2020, the aggregate market value of TBA Sale Commitments represents (3.2)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at June 30, 2020
Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,349,275	(0.09%)	08/25/37	Monthly	$285,507	$—	$74,088	$(211,419)
ABX.HE.AAA.07	CSI	USD	3,279,824	(0.09%)	08/25/37	Monthly	797,987	—	180,085	(617,902)
ABX.HE.PENAAA.06	MSC	USD	523,381	(0.11%)	05/25/46	Monthly	57,169	—	47,046	(10,123)
ABX.HE.PENAAA.06	JPM	USD	1,194,838	(0.11%)	05/25/46	Monthly	130,202	—	107,399	(22,803)
ABX.HE.PENAAA.06	GSC	USD	490,441	(0.11%)	05/25/46	Monthly	120,526	—	44,085	(76,441)
CMBX.NA.AAA.12	GSC	USD	2,660,000	(0.50%)	08/17/61	Monthly	6,379	—	8,362	1,983
CMBX.NA.AAA.12	JPM	USD	11,170,000	(0.50%)	08/17/61	Monthly	199,882	—	35,272	(164,610)

Total							$1,597,652	$—	$496,337	$(1,101,315)

Sell protection:
ABX.HE.AAA.07	MSC	USD	1,349,275	0.09%	08/25/37	Monthly	$11,461	$—	$(74,085)	$(85,546)
ABX.HE.AAA.07	MSC	USD	3,279,821	0.09%	08/25/37	Monthly	28,040	—	(180,085)	(208,125)
ABX.HE.PENAAA.06	BCLY	USD	2,208,664	0.11%	05/25/46	Monthly	—	(54,350)	(198,534)	(144,184)
CMBX.NA.BB.6	CSI	USD	1,566,000	5.00%	05/11/63	Monthly	—	(267,944)	(788,914)	(520,970)
CMBX.NA.BB.6	CSI	USD	2,800,000	5.00%	05/11/63	Monthly	—	(479,082)	(1,410,573)	(931,491)
CMBX.NA.BB.6	CSI	USD	3,270,000	5.00%	05/11/63	Monthly	—	(639,662)	(1,647,347)	(1,007,685)
CMBX.NA.BB.6	GSC	USD	2,855,000	5.00%	05/11/63	Monthly	—	(290,449)	(1,438,280)	(1,147,831)
CMBX.NA.BB.8	GSC	USD	240,000	5.00%	10/17/57	Monthly	—	(25,651)	(112,731)	(87,080)
CMBX.NA.BB.8	DEUT	USD	1,455,000	5.00%	10/17/57	Monthly	—	(337,264)	(683,433)	(346,169)
CMBX.NA.BB.8	CSI	USD	2,507,000	5.00%	10/17/57	Monthly	—	(646,139)	(1,177,571)	(531,432)
CMBX.NA.BB.8	GSC	USD	3,445,000	5.00%	10/17/57	Monthly	—	(795,011)	(1,618,164)	(823,153)
CMBX.NA.BB.8	MSC	USD	5,083,000	5.00%	10/17/57	Monthly	—	(1,310,150)	(2,387,554)	(1,077,404)
CMBX.NA.BBB-.6	MSC	USD	465,000	3.00%	05/11/63	Monthly	—	(38,101)	(145,273)	(107,172)
CMBX.NA.BBB-.6	DEUT	USD	485,000	3.00%	05/11/63	Monthly	—	(69,162)	(151,521)	(82,359)
CMBX.NA.BBB-.6	CSI	USD	920,000	3.00%	05/11/63	Monthly	—	(122,463)	(287,422)	(164,959)
CMBX.NA.BBB-.6	GSC	USD	2,725,000	3.00%	05/11/63	Monthly	—	(288,673)	(851,558)	(562,885)
CMBX.NA.BBB-.6	MSC	USD	4,245,000	3.00%	05/11/63	Monthly	—	(599,004)	(1,326,200)	(727,196)

Total							$39,501	$(5,963,105)	$(14,479,245)	$(8,555,641)

Total OTC credit default swap contracts							$1,637,153	$(5,963,105)	$(13,982,908)	$(9,656,956)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2020
Reference Entity		Notional Amount(a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.EM.33.V1	USD	34,299,750	1.00%	06/20/25	Quarterly	$(3,912,170)	$(1,600,396)	$2,311,774
CDX.NA.IG.34.V1	USD	5,520,000	1.00%	06/20/25	Quarterly	69,788	77,487	7,699

Total						$(3,842,382)	$(1,522,909)	$2,319,473

The accompanying notes are an integral part of these financial statements.

97

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2020 – (continued)
Reference Entity		Notional Amount(a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Republic of Brazil	USD	1,350,000	1.00%	06/20/25	Quarterly	$(90,286)	$(96,167)	$(5,881)
Republic of South Africa Government Bond	USD	1,390,000	1.00%	06/20/25	Quarterly	(123,859)	(130,047)	(6,188)
Republic of Turkey	USD	1,525,000	1.00%	06/20/25	Quarterly	(245,901)	(254,492)	(8,591)
Russian Federation	USD	1,250,000	1.00%	06/20/25	Quarterly	(451)	(6,383)	(5,932)

Total						$(460,497)	$(487,089)	$(26,592)

Total Centrally Cleared Credit Credit Default Swap Contracts						$(4,302,879)	$(2,009,998)	$2,292,881

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2020
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	1.63% Fixed	USD	13,700,000	11/14/26	Annual	$—	$—	$(1,339,098)	$(1,339,098)
3 Mo. USD LIBOR	2.00% Fixed	USD	5,681,000	03/21/23	Semi-Annual	14,568	—	(305,376)	(319,944)
3 Mo. USD LIBOR	2.36% Fixed	USD	15,009,000	04/09/24	Semi-Annual	—	—	(1,221,282)	(1,221,282)
3 Mo. USD LIBOR	2.36% Fixed	USD	26,540,000	04/09/24	Semi-Annual	—	—	(2,160,621)	(2,160,621)
3 Mo. USD LIBOR	2.36% Fixed	USD	28,350,000	04/09/24	Semi-Annual	—	—	(2,309,107)	(2,309,107)
3 Mo. USD LIBOR	1.72% Fixed	USD	3,630,000	10/29/29	Semi-Annual	—	—	(377,648)	(377,648)
3 Mo. USD LIBOR	1.72% Fixed	USD	7,045,000	10/29/29	Semi-Annual	—	—	(736,245)	(736,245)
3 Mo. USD LIBOR	1.73% Fixed	USD	11,710,000	10/29/29	Semi-Annual	—	—	(1,230,381)	(1,230,381)
3 Mo. USD LIBOR	1.77% Fixed	USD	5,305,000	10/30/29	Semi-Annual	—	—	(577,580)	(577,580)
3 Mo. USD LIBOR	1.77% Fixed	USD	5,855,000	10/30/29	Semi-Annual	—	—	(639,391)	(639,391)
3 Mo. USD LIBOR	0.84% Fixed	USD	11,270,000	03/20/30	Semi-Annual	—	—	(256,494)	(256,494)
3 Mo. USD LIBOR	2.75% Fixed	USD	22,395,000	12/20/47	Semi-Annual	—	(460,432)	(10,442,360)	(9,981,928)
3 Mo. USD LIBOR	2.39% Fixed	USD	492,000	05/31/49	Semi-Annual	—	—	(192,809)	(192,809)
3 Mo. USD LIBOR	0.77% Fixed	USD	479,000	03/13/50	Semi-Annual	—	—	18,411	18,411
3 Mo. USD LIBOR	0.91% Fixed	USD	187,000	03/24/50	Semi-Annual	—	—	15	15
3 Mo. USD LIBOR	0.86% Fixed	USD	92,000	03/30/50	Semi-Annual	—	—	(1,613)	(1,613)
3 Mo. USD LIBOR	0.81% Fixed	USD	319,000	03/31/50	Semi-Annual	—	—	9,673	9,673
3 Mo. USD LIBOR	0.85% Fixed	USD	85,000	04/01/50	Semi-Annual	6	—	(1,590)	(1,596)
3 Mo. USD LIBOR	0.85% Fixed	USD	131,000	04/20/50	Semi-Annual	47	—	2,572	2,525

Total centrally cleared interest rate swap contracts						$14,621	$(460,432)	$(21,760,924)	$(21,315,113)

Foreign Currency Contracts Outstanding at June 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
410,000	CAD	290,801	USD	JPM	07/02/20	$11,204	$—
200,000	CAD	142,205	USD	BOM	11/19/20	5,159	—
1,940,000	CAD	1,375,639	USD	UBS	11/25/20	53,816	—
200,000	CAD	142,213	USD	HSBC	11/27/20	5,154	—
314,174	USD	410,000	CAD	MSC	07/02/20	12,168	—
150,870	USD	200,000	CAD	GSC	11/19/20	3,506	—
1,049,864	USD	1,390,000	CAD	HSBC	11/25/20	25,667	—
413,909	USD	550,000	CAD	CBK	11/25/20	8,651	—
152,141	USD	200,000	CAD	MSC	11/27/20	4,773	—
2,881,820	USD	2,549,000	EUR	SSG	07/31/20	16,032	—
13,410,086	USD	11,881,000	EUR	JPM	09/16/20	38,851	—
1,384,812	USD	1,093,000	GBP	BNP	09/16/20	29,861	—
2,211,027	USD	44,875,000	MXN	GSC	06/10/21	336,932	—

Total Foreign Currency Contracts						$551,774	$—

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

98

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$493,670,526	$—	$493,670,526	$—
Corporate Bonds	811,196,559	—	811,196,559	—
Foreign Government Obligations	49,276,736	—	49,276,736	—
Municipal Bonds	26,473,413	—	26,473,413	—
Senior Floating Rate Interests	49,078,396	—	49,078,396	—
U.S. Government Agencies	989,850,644	—	989,850,644	—
U.S. Government Securities	120,703,630	—	120,703,630	—
Convertible Bonds	65,630	—	65,630	—
Common Stocks
Energy	37,629	—	451	37,178
Preferred Stocks	1,792,344	1,792,344	—	—
Warrants	84	—	—	84
Short-Term Investments	86,901,953	5,755,120	81,146,833	—
Purchased Options	742,411	—	742,411	—
Foreign Currency Contracts(2)	551,774	—	551,774	—
Futures Contracts(2)	558,623	558,623	—	—
Swaps - Credit Default(2)	2,321,456	—	2,321,456	—
Swaps - Interest Rate(2)	30,624	—	30,624	—

Total	$2,633,252,432	$8,106,087	$2,625,109,083	$37,262

Liabilities
Futures Contracts(2)	$(1,859,090)	$(1,859,090)	$—	$—
Swaps - Credit Default(2)	(9,685,531)	—	(9,685,531)	—
Swaps - Interest Rate(2)	(21,345,737)	—	(21,345,737)	—
TBA Sale Commitments	(65,913,985)	—	(65,913,985)	—
Written Options	(1,419,062)	—	(1,419,062)	—

Total	$(100,223,405)	$(1,859,090)	$(98,364,315)	$—

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended June 30, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

99

Hartford Ultrashort Bond HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 38.7%
	Asset-Backed - Automobile - 23.3%
	Ally Auto Receivables Trust
$2,151,619	1.93%, 10/17/2022	$2,163,091
290,859	2.85%, 03/15/2022	291,778
	American Credit Acceptance Receivables Trust
965,327	1.89%, 04/13/2023(1)	970,371
693,649	2.44%, 12/12/2022(1)	696,363
134,390	2.85%, 07/12/2022(1)	134,629
41,943	3.06%, 07/12/2022(1)	41,974
	AmeriCredit Automobile Receivables Trust
1,445,000	2.06%, 04/18/2024	1,471,054
299,444	2.17%, 01/18/2023	301,643
217,044	2.93%, 06/20/2022	217,854
2,390,000	2.97%, 11/20/2023	2,439,880
9,710	3.11%, 01/18/2022	9,722
	ARI Fleet Lease Trust
645,000	1.77%, 08/15/2028(1)	649,862
4,810	1.91%, 04/15/2026(1)	4,811
2,450,000	2.28%, 04/15/2026(1)	2,460,775
121,089	2.55%, 10/15/2026(1)	121,440
353,433	Bank of The West Auto Trust 2.40%, 10/17/2022(1)	355,845
565,000	BMW Floorplan Master Owner Trust 0.51%, 05/15/2023, 1 mo. USD LIBOR + 0.320%(1)(2)	562,043
	Canadian Pacer Auto Receivables Trust
1,970,000	1.77%, 11/21/2022(1)	1,983,406
774,697	2.78%, 03/21/2022(1)	779,943
51,168	3.00%, 06/21/2021(1)	51,222
	CarMax Auto Owner Trust
15,191	1.40%, 08/15/2021	15,196
1,318,523	2.01%, 03/15/2023	1,330,244
827,974	2.21%, 12/15/2022	834,630
363,395	2.69%, 07/15/2022	366,191
258,145	3.02%, 07/15/2022	259,543
463,115	3.11%, 02/15/2022	464,879
790,323	Carvana Auto Receivables Trust 2.20%, 07/15/2022(1)	794,397
	Chesapeake Funding LLC
851,557	0.56%, 08/15/2030, 1 mo. USD LIBOR + 0.370%(1)(2)	836,239
124,663	0.64%, 05/15/2029, 1 mo. USD LIBOR + 0.450%(1)(2)	124,433
279,621	1.91%, 08/15/2029(1)	280,585
2,070,828	1.95%, 09/15/2031(1)	2,108,536
492,902	2.12%, 11/15/2029(1)	496,300
1,028,424	2.94%, 04/15/2031(1)	1,043,970
440,321	3.04%, 04/15/2030(1)	449,966
669,664	3.39%, 01/15/2031(1)	689,638
	CPS Auto Receivables Trust
942,740	2.09%, 05/15/2023(1)	950,578
289,700	2.17%, 12/15/2022(1)	291,351
589,884	2.55%, 09/15/2022(1)	593,299
131,251	2.89%, 05/16/2022(1)	131,702
173,352	3.18%, 06/15/2022(1)	173,949
	Drive Auto Receivables Trust
865,000	0.85%, 07/17/2023	865,938
1,015,000	2.02%, 11/15/2023	1,029,270
1,145,000	2.16%, 05/15/2023	1,153,306
308,200	2.32%, 06/15/2022	309,080
336,560	3.04%, 03/15/2023	337,789
89,815	3.18%, 10/17/2022	89,904
	DT Auto Owner Trust
611,559	1.94%, 09/15/2023(1)	615,326
914,457	2.17%, 05/15/2023(1)	919,944
516,482	2.55%, 08/15/2022(1)	519,141
218,215	2.85%, 09/15/2022(1)	219,315

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 38.7% - (continued)
	Asset-Backed - Automobile - 23.3% - (continued)
$16,334	3.02%, 02/15/2022(1)	$16,349
155,603	3.08%, 09/15/2022(1)	156,009
	Enterprise Fleet Financing LLC
1,200,000	1.78%, 12/22/2025(1)	1,213,588
1,880,000	2.06%, 05/20/2025(1)	1,907,681
469,270	2.13%, 05/22/2023(1)	470,580
1,623,393	2.29%, 02/20/2025(1)	1,651,176
390,242	2.87%, 10/20/2023(1)	392,843
1,128,932	2.98%, 10/20/2024(1)	1,149,497
712,058	3.14%, 02/20/2024(1)	719,502
336,112	3.38%, 05/20/2024(1)	342,331
	Exeter Automobile Receivables Trust
721,487	2.05%, 06/15/2023(1)	725,820
643,134	2.18%, 01/17/2023(1)	645,869
283,592	2.59%, 09/15/2022(1)	284,750
171,572	2.93%, 07/15/2022(1)	171,943
	First Investors Auto Owner Trust
1,192,575	2.21%, 09/16/2024(1)	1,207,958
333,216	2.66%, 05/16/2022	335,074
437,988	2.89%, 03/15/2024(1)	444,407
124,681	3.23%, 12/15/2022(1)	125,135
	Flagship Credit Auto Trust
1,361,964	1.90%, 08/15/2024(1)	1,376,058
714,530	2.17%, 06/17/2024(1)	723,855
1,365,302	2.33%, 02/15/2024(1)	1,383,387
1,042,584	2.83%, 10/16/2023(1)	1,058,305
252,135	3.07%, 02/15/2023(1)	254,178
651,340	3.11%, 08/15/2023(1)	660,434
818,695	3.41%, 05/15/2023(1)	829,716
	Ford Credit Auto Lease Trust
990,000	1.80%, 07/15/2022	999,411
190,067	2.01%, 03/15/2022	190,987
1,184,144	2.28%, 02/15/2022	1,191,063
615,911	2.35%, 02/15/2022	619,292
852,622	2.78%, 02/15/2022	858,298
651,761	2.84%, 09/15/2021	653,795
3,035,000	Ford Credit Auto Owner Trust 0.50%, 02/15/2023	3,034,393
	GM Financial Automobile Leasing Trust
735,000	0.71%, 10/20/2022	735,420
1,185,000	2.03%, 06/20/2022	1,201,369
993,427	2.09%, 10/20/2021	998,341
490,000	2.67%, 03/21/2022	496,410
224,837	2.91%, 04/20/2021	225,332
805,000	2.98%, 12/20/2021	813,536
228,435	GM Financial Consumer Automobile 1.78%, 10/18/2021(1)	228,712
	GM Financial Consumer Automobile Receivables Trust
699,829	1.83%, 01/17/2023	705,461
67,387	2.99%, 03/16/2022	67,463
999,835	GreatAmerica Leasing Receivables Funding LLC 2.97%, 06/15/2021(1)	1,004,612
	Honda Auto Receivables Owner Trust
505,000	0.74%, 11/15/2022	506,526
1,595,226	1.90%, 04/15/2022	1,606,356
103,124	2.98%, 05/17/2021	103,302
872,310	Huntington Auto Trust 1.93%, 04/15/2022	872,612
	Hyundai Auto Lease Securitization Trust
1,120,000	1.90%, 05/16/2022(1)	1,131,143
1,338,414	2.08%, 12/15/2021(1)	1,346,441
924,139	2.92%, 07/15/2021(1)	928,242
	Mercedes-Benz Auto Lease Trust
565,000	1.82%, 03/15/2022	568,097
54,730	3.01%, 02/16/2021	54,777

The accompanying notes are an integral part of these financial statements.

100

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 38.7% - (continued)
	Asset-Backed - Automobile - 23.3% - (continued)
$1,550,000	Mercedes-Benz Auto Receivables Trust 0.46%, 03/15/2023	$1,550,727
1,285,000	Nissan Auto Lease Trust 1.80%, 05/16/2022	1,294,936
	Nissan Auto Receivables Owner Trust
2,970,000	0.47%, 10/17/2022	2,969,525
1,621,536	1.97%, 09/15/2022	1,635,963
370,419	2.82%, 01/18/2022	372,277
1,040,000	PFS Financing Corp. 1.21%, 06/17/2024(1)	1,041,872
550,999	Prestige Auto Receivables Trust 2.44%, 07/15/2022(1)	553,583
316,542	Santander Drive Auto Receivables Trust 3.00%, 12/15/2022	317,094
432,181	Santander Retail Auto Lease Trust 2.72%, 01/20/2022(1)	436,115
2,280,000	Securitized Term Auto Receivables Trust 2.99%, 02/27/2023(1)	2,323,593
328,989	Toyota Auto Receivables Owner Trust 2.83%, 10/15/2021	330,558
	United Auto Credit Securitization Trust
835,000	0.85%, 05/10/2022(1)	835,668
85,597	2.82%, 07/12/2021(1)	85,645
431,112	USAA Auto Owner Trust 2.26%, 02/15/2022	432,999
	Volkswagen Auto Lease Trust
1,430,000	1.99%, 11/21/2022	1,454,191
1,613,231	2.00%, 03/21/2022	1,626,375
	Volkswagen Auto Loan Enhanced Trust
1,010,000	0.93%, 12/20/2022	1,013,867
3,510	2.81%, 07/20/2021	3,515
	Westlake Automobile Receivables Trust
3,150,000	0.93%, 02/15/2024(1)	3,149,370
1,240,230	2.15%, 02/15/2023(1)	1,248,297
587,623	3.06%, 05/16/2022(1)	590,674
714,889	Wheels SPV LLC 3.06%, 04/20/2027(1)	720,489
	World Omni Auto Receivables Trust
1,520,000	0.55%, 07/17/2023	1,520,747
427,306	2.63%, 06/15/2022	430,151
65,243	2.80%, 01/18/2022	65,306
284,843	3.01%, 04/15/2022	285,811
565,376	3.02%, 04/15/2022	567,642
247,231	World Omni Automobile Lease Securitization Trust 2.96%, 06/15/2021	247,815
1,122,229	World Omni Select Auto Trust 2.06%, 08/15/2023	1,130,235

		101,625,221

	Asset-Backed - Credit Card - 0.5%
915,000	HPEFS Equipment Trust 1.73%, 02/20/2030(1)	923,433
1,355,000	Trillium Credit Card Trust 0.55%, 12/26/2024, 1 mo. USD LIBOR + 0.370%(1)(2)	1,354,770

		2,278,203

	Asset-Backed - Finance & Insurance - 10.7%
1,500,000	Ally Master Owner Trust 3.29%, 05/15/2023	1,531,654
847,256	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	868,067
1,765,000	CarMax Auto Owner Trust 1.75%, 01/17/2023	1,784,517

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 38.7% - (continued)
	Asset-Backed - Finance & Insurance - 10.7% - (continued)
	CNH Equipment Trust
$830,000	1.08%, 07/17/2023	$831,979
2,845,000	1.99%, 03/15/2023	2,862,977
271,035	2.55%, 09/15/2022	272,818
546,217	2.96%, 05/16/2022	549,225
465,000	Credit Acceptance Auto Loan Trust 2.01%, 02/15/2029(1)	472,759
	DLL LLC
2,280,000	2.13%, 01/20/2022(1)	2,293,835
254,516	2.79%, 11/22/2021(1)	255,314
1,225,000	2.89%, 04/20/2023(1)	1,243,652
274,647	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	275,627
1,150,000	Evergreen Credit Card Trust 1.90%, 09/15/2024(1)	1,179,614
1,091,541	Finance of America HECM Buyout 2.01%, 02/25/2030(1)(3)	1,098,276
	GMF Floorplan Owner Revolving Trust
2,675,000	0.62%, 07/15/2022, 1 mo. USD LIBOR + 0.430%(1)(2)	2,674,638
742,000	2.70%, 04/15/2024(1)	759,136
1,730,000	GreatAmerica Leasing Receivables Funding LLC 1.76%, 06/15/2022(1)	1,744,581
	HPEFS Equipment Trust
4,350,000	0.65%, 07/22/2030(1)	4,349,304
773,580	2.19%, 09/20/2029(1)	778,915
628,000	2.21%, 09/20/2029(1)	637,595
2,355,000	Hyundai Auto Receivables Trust 1.51%, 04/17/2023	2,378,335
736,147	John Deere Owner Trust 2.85%, 12/15/2021	739,497
1,870,577	Kubota Credit Owner Trust 2.49%, 06/15/2022(1)	1,884,438
471,273	Marlette Funding Trust 2.24%, 03/15/2030(1)	472,679
	MMAF Equipment Finance LLC
726,849	2.07%, 10/12/2022(1)	734,538
769,622	2.84%, 01/10/2022(1)	775,619
127,597	2.92%, 07/12/2021(1)	127,766
	New York City Tax Lien
1,044,733	2.19%, 11/10/2032(1)	1,050,737
781,344	3.22%, 11/10/2031(1)	786,359
582,093	Residential Mortgage Loan Trust 2.38%, 02/25/2024(1)(3)	589,368
	SoFi Consumer Loan Program Trust
1,056,868	2.02%, 01/25/2029(1)	1,068,057
1,396,573	2.45%, 08/25/2028(1)	1,411,991
1,190,969	2.90%, 05/25/2028(1)	1,207,498
1,370,000	Toyota Auto Receivables Owner Trust 1.38%, 12/15/2022	1,381,728
	Verizon Owner Trust
38,632	1.92%, 12/20/2021(1)	38,668
2,235,000	2.33%, 12/20/2023	2,293,857
1,060,000	3.23%, 04/20/2023	1,083,343
	Volvo Financial Equipment LLC
885,000	2.02%, 08/15/2022(1)	891,186
835,000	2.04%, 11/15/2023(1)	851,430
183,645	2.90%, 11/15/2021(1)	184,491
230,000	Volvo Financial Equipment Master Owner Trust 0.69%, 11/15/2022, 1 mo. USD LIBOR + 0.500%(1)(2)	229,861

		46,645,929

	Asset-Backed - Student Loan - 0.0%
8,667	SLM Student Loan Trust 0.71%, 03/25/2026, 1 mo. USD LIBOR + 0.520%(2)	8,666

The accompanying notes are an integral part of these financial statements.

101

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 38.7% - (continued)
	Commercial Mortgage - Backed Securities - 0.4%
$800,000	GS Mortgage Securities Corp. Trust 0.89%, 07/15/2032, 1 mo. USD LIBOR + 0.700%(1)(2)	$792,996
785,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.79%, 08/15/2045	804,607
321,422	SG Residential Mortgage Trust 3.43%, 04/27/2048(1)(3)	320,646

		1,918,249

	Other Asset-Backed Securities - 1.6%
335,135	Daimler Trucks Retail Trust 2.77%, 04/15/2021(1)	335,752
2,004,302	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(1)	2,015,840
317,287	Nationstar HECM Loan Trust 2.65%, 06/25/2029(1)(3)	318,502
1,088,414	OnDeck Asset Securitization Trust LLC 2.65%, 11/18/2024(1)	1,088,667
956,141	Towd Point Mortgage Trust 0.79%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	947,552
2,235,000	Transportation Finance Equipment Trust 1.90%, 01/24/2022(1)	2,247,167

		6,953,480

	Whole Loan Collateral CMO - 2.2%
	Bunker Hill Loan Depositary Trust
1,437,501	2.72%, 11/25/2059(1)(4)	1,463,537
515,557	3.61%, 10/26/2048(1)(4)	528,624
602,781	COLT Mortgage Loan Trust 3.69%, 10/26/2048(1)(3)	613,954
949,735	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)(3)	1,012,703
98,430	OBX Trust 0.84%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	97,138
854,116	RMF Buyout Issuance Trust 2.16%, 02/25/2030(1)(3)	856,052
572,499	Sequoia Mortgage Trust 3.50%, 02/25/2050(1)(3)	584,224
1,120,921	Starwood Mortgage Residential Trust 2.28%, 02/25/2050(1)(3)	1,130,255
	Verus Securitization Trust
1,084,611	2.64%, 11/25/2059(1)(4)	1,102,225
872,154	2.78%, 07/25/2059(1)(4)	889,349
828,921	3.21%, 05/25/2059(1)(3)	845,218
505,669	3.68%, 06/01/2058(1)(3)	511,741

		9,635,020

	Total Asset & Commercial Mortgage-Backed Securities (cost $167,753,101)	$169,064,768

CORPORATE BONDS - 23.8%
	Agriculture - 0.1%
$675,000	Cargill, Inc. 1.38%, 07/23/2023(1)	$686,648

	Apparel - 0.4%
1,550,000	VF Corp. 2.05%, 04/23/2022	1,587,348

	Auto Manufacturers - 1.9%
1,000,000	General Motors Financial Co., Inc. 2.17%, 04/09/2021, 3 mo. USD LIBOR + 0.850%(2)	994,034

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Auto Manufacturers - 1.9% - (continued)
$1,250,000	Hyundai Capital America 2.29%, 07/08/2021, 3 mo. USD LIBOR + 0.940%(1)(2)	$1,236,687
1,900,000	Nissan Motor Acceptance Corp. 0.70%, 09/28/2020, 3 mo. USD LIBOR + 0.390%(1)(2)	1,885,731
485,000	PACCAR Financial Corp. 0.80%, 06/08/2023	486,858
1,525,000	Toyota Motor Credit Corp. 1.15%, 05/26/2022	1,542,247
	Volkswagen Group of America Finance LLC
750,000	3.13%, 05/12/2023(1)	788,803
1,195,000	3.88%, 11/13/2020(1)	1,206,335

		8,140,695

	Commercial Banks - 11.0%
1,000,000	ABN Amro Bank N.V. 0.94%, 08/27/2021, 3 mo. USD LIBOR + 0.570%(1)(2)	1,004,043
1,500,000	Bank of America Corp. 0.95%, 10/01/2021, 3 mo. USD LIBOR + 0.650%(2)	1,501,165
640,000	Bank of New York Mellon Corp. 1.95%, 08/23/2022	659,706
675,000	Barclays Bank plc 1.70%, 05/12/2022	687,123
	Canadian Imperial Bank of Commerce
1,750,000	0.87%, 02/02/2021, 3 mo. USD LIBOR + 0.315%(2)	1,752,071
900,000	0.88%, 03/17/2023, 3 mo. USD SOFR + 0.800%(2)	894,192
1,500,000	Capital One Financial Corp. 1.26%, 03/09/2022, 3 mo. USD LIBOR + 0.950%(2)	1,497,948
350,000	Capital One NA 2.15%, 09/06/2022	359,542
1,500,000	Citibank NA 2.84%, 05/20/2022, (2.84% fixed rate until 05/20/2021; 3 mo. USD LIBOR + 0.596% thereafter)(5)	1,529,683
1,125,000	Citigroup, Inc. 2.65%, 10/26/2020	1,132,853
	Credit Suisse AG
750,000	0.52%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	746,635
1,945,000	2.10%, 11/12/2021	1,985,676
1,250,000	Danske Bank A/S 3.00%, 09/20/2022, (3.00% fixed rate until 09/20/2021; 3 mo. USD LIBOR + 1.249% thereafter)(1)(5)	1,269,435
1,500,000	Deutsche Bank AG 2.28%, 07/13/2020, 3 mo. USD LIBOR + 0.970%(2)	1,500,277
1,500,000	DNB Bank ASA 0.67%, 10/02/2020, 3 mo. USD LIBOR + 0.370%(1)(2)	1,501,226
	Fifth Third Bank NA
1,000,000	1.01%, 10/30/2020, 3 mo. USD LIBOR + 0.250%(2)	1,000,575
705,000	1.80%, 01/30/2023	723,872
500,000	2.20%, 10/30/2020	502,317
3,500,000	Goldman Sachs Group, Inc. 1.56%, 11/15/2021, 3 mo. USD LIBOR + 1.170%(2)	3,510,458
750,000	HSBC Holdings plc 0.97%, 09/11/2021, 3 mo. USD LIBOR + 0.650%(2)	750,350

The accompanying notes are an integral part of these financial statements.

102

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Commercial Banks - 11.0% - (continued)
$525,000	Huntington National Bank 1.80%, 02/03/2023	$539,985
1,350,000	KeyBank NA 1.25%, 03/10/2023	1,370,403
1,250,000	Manufacturers & Traders Trust Co. 1.26%, 01/25/2021, 3 mo. USD LIBOR + 0.270%(2)	1,251,741
1,100,000	Mizuho Financial Group, Inc. 0.99%, 05/25/2024, 3 mo. USD LIBOR + 0.630%(2)	1,078,006
1,800,000	Morgan Stanley 0.76%, 01/20/2023, 3 mo. USD SOFR + 0.700%(2)	1,793,906
675,000	National Australia Bank Ltd. 1.88%, 12/13/2022	696,192
875,000	Nordea Bank Abp 1.00%, 06/09/2023(1)	883,503
	PNC Bank NA
875,000	0.69%, 02/24/2023, 3 mo. USD LIBOR + 0.325%(2)	874,117
750,000	2.50%, 01/22/2021	757,601
	Regions Bank
1,500,000	0.68%, 04/01/2021, 3 mo. USD LIBOR + 0.380%(2)	1,493,200
1,000,000	0.93%, 08/13/2021, 3 mo. USD LIBOR + 0.500%(2)	999,835
	Santander UK plc
1,500,000	0.97%, 06/01/2021, 3 mo. USD LIBOR + 0.620%(2)	1,504,929
750,000	2.13%, 11/03/2020	754,163
1,360,000	Standard Chartered plc 2.74%, 09/10/2022, (2.74% fixed rate until 09/10/2021; 3 mo. USD LIBOR + 1.200% thereafter)(1)(5)	1,375,704
	Svenska Handelsbanken AB
1,250,000	0.68%, 09/08/2020, 3 mo. USD LIBOR + 0.360%(2)	1,250,886
1,250,000	0.83%, 05/24/2021, 3 mo. USD LIBOR + 0.470%(2)	1,254,439
675,000	Toronto-Dominion Bank 0.54%, 01/27/2023, 3 mo. USD SOFR + 0.480%(2)	670,652
1,000,000	U.S. Bank NA 2.05%, 10/23/2020	1,003,958
715,000	UBS AG 2.45%, 12/01/2020(1)	719,578
2,175,000	UBS Group Funding Switzerland AG 3.00%, 04/15/2021(1)	2,217,964
1,025,000	Wells Fargo Bank NA 2.60%, 01/15/2021	1,037,393

		48,037,302

	Commercial Services - 0.6%
915,000	Equifax, Inc. 1.26%, 08/15/2021, 3 mo. USD LIBOR + 0.870%(2)	913,669
1,722,000	ERAC USA Finance LLC 5.25%, 10/01/2020(1)	1,737,134

		2,650,803

	Diversified Financial Services - 0.9%
	AIG Global Funding
1,250,000	0.76%, 06/25/2021, 3 mo. USD LIBOR + 0.460%(1)(2)	1,252,137
785,000	0.80%, 07/07/2023(1)	785,056
1,000,000	American Express Co. 0.91%, 05/17/2021, 3 mo. USD LIBOR + 0.525%(2)	1,002,546

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Diversified Financial Services - 0.9% - (continued)
$945,000	USAA Capital Corp. 2.63%, 06/01/2021(1)	$964,671

		4,004,410

	Electric - 0.8%
1,250,000	American Electric Power Co., Inc. 2.15%, 11/13/2020	1,257,847
1,070,000	National Rural Utilities Cooperative Finance Corp. 1.75%, 01/21/2022	1,093,103
990,000	NextEra Energy Capital Holdings, Inc. 2.40%, 09/01/2021	1,012,363

		3,363,313

	Electronics - 0.2%
1,000,000	Honeywell International, Inc. 2.15%, 08/08/2022	1,035,932

	Food - 0.2%
750,000	Mondelez International, Inc. 0.63%, 07/01/2022	749,895

	Healthcare-Services - 0.2%
1,000,000	UnitedHealth Group, Inc. 1.95%, 10/15/2020	1,004,686

	Insurance - 1.9%
440,000	Allstate Corp. 0.74%, 03/29/2021, 3 mo. USD LIBOR + 0.430%(2)	440,656
750,000	Fifth Third Bancorp 1.63%, 05/05/2023	769,280
	MassMutual Global Funding II
848,000	0.85%, 06/09/2023(1)	851,589
704,000	1.95%, 09/22/2020(1)	706,534
	Metropolitan Life Global Funding I
2,000,000	0.65%, 09/07/2020, 3 mo. USD SOFR + 0.570%(1)(2)	2,001,287
795,000	2.40%, 01/08/2021(1)	803,702
	New York Life Global Funding
875,000	1.10%, 05/05/2023(1)	893,329
325,000	2.95%, 01/28/2021(1)	329,570
	Protective Life Global Funding
1,000,000	0.83%, 06/28/2021, 3 mo. USD LIBOR + 0.520%(1)(2)	1,002,420
420,000	1.08%, 06/09/2023(1)	423,374

		8,221,741

	IT Services - 1.1%
875,000	Apple, Inc. 0.75%, 05/11/2023	884,218
	Hewlett Packard Enterprise Co.
1,250,000	1.00%, 03/12/2021, 3 mo. USD LIBOR + 0.680%(2)	1,249,293
1,000,000	2.09%, 10/05/2021, 3 mo. USD LIBOR + 0.720%(2)	998,057
1,500,000	IBM Credit LLC 3.45%, 11/30/2020	1,519,141

		4,650,709

	Machinery-Diversified - 0.2%
1,060,000	Otis Worldwide Corp. 2.09%, 04/05/2023, 3 mo. USD LIBOR + 0.450%(1)(2)	1,048,350

	Media - 0.2%
1,125,000	NBCUniversal Enterprise, Inc. 0.70%, 04/01/2021, 3 mo. USD LIBOR + 0.400%(1)(2)	1,127,227

The accompanying notes are an integral part of these financial statements.

103

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Oil & Gas - 0.4%
	Occidental Petroleum Corp.
$1,000,000	1.68%, 08/13/2021, 3 mo. USD LIBOR + 1.250%(2)	$955,322
775,000	2.60%, 08/13/2021	757,400

		1,712,722

	Oil & Gas Services - 0.3%
1,250,000	Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(1)	1,257,897

	Pharmaceuticals - 2.5%
	AbbVie, Inc.
1,675,000	1.02%, 11/21/2022, 3 mo. USD LIBOR + 0.650%(1)(2)	1,679,921
1,700,000	4.88%, 02/15/2021(1)	1,727,285
1,500,000	Bayer U.S. Finance LLC 0.93%, 06/25/2021, 3 mo. USD LIBOR + 0.630%(1)(2)	1,498,241
	Bristol-Myers Squibb Co.
1,700,000	2.55%, 05/14/2021(1)	1,733,273
1,375,000	3.25%, 02/20/2023(1)	1,463,224
2,000,000	Cigna Corp. 3.20%, 09/17/2020	2,011,176
700,000	CVS Health Corp. 1.03%, 03/09/2021, 3 mo. USD LIBOR + 0.720%(2)	702,660

		10,815,780

	Pipelines - 0.2%
390,000	Kinder Morgan Energy Partners L.P. 5.00%, 10/01/2021	405,360
330,000	MPLX L.P. 1.21%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(2)	327,384

		732,744

	Semiconductors - 0.4%
1,750,000	Broadcom, Inc. 3.13%, 04/15/2021(1)	1,778,833

	Trucking & Leasing - 0.3%
1,375,000	Aviation Capital Group LLC 1.43%, 07/30/2021, 3 mo. USD LIBOR + 0.670%(1)(2)	1,296,478

	Total Corporate Bonds (cost $103,368,777)	$103,903,513

MUNICIPAL BONDS - 0.5%
	Tobacco - 0.5%
$2,035,000	Buckeye Tobacco Settlement Financing Auth 1.58%, 06/01/2021	$2,039,335

	Total Municipal Bonds (cost $2,035,000)	$2,039,335

U.S. GOVERNMENT AGENCIES - 3.6%
	Mortgage-Backed Agencies - 3.6%
	FHLMC - 1.1%
$1,785,930	1.75%, 04/15/2027	$1,814,264
1,395,667	3.00%, 05/15/2037	1,410,233
663,253	3.00%, 05/15/2043	686,092
754,727	3.50%, 05/15/2042	778,951

		4,689,540

	FNMA - 1.4%
4,587,862	1.75%, 09/25/2041	4,626,799
1,325,712	3.00%, 07/25/2041	1,367,520

		5,994,319

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 3.6% - (continued)
	GNMA - 1.1%
$2,109,839	1.70%, 10/20/2045	$2,136,251
2,808,142	1.80%, 05/20/2041	2,847,901

		4,984,152

	Total U.S. Government Agencies (cost $15,507,662)	$15,668,011

U.S. GOVERNMENT SECURITIES - 25.4%
	Other Direct Federal Obligations - 7.2%
	Federal Farm Credit Banks Funding Corp. - 5.1%
$4,500,000	0.53%, 01/18/2022	$4,522,038
4,355,000	1.90%, 06/24/2021	4,428,195

		8,950,233

	FHLB - 3.4%
9,000,000	0.15%, 12/17/2020, 1 mo. USD LIBOR - 0.040%(2)	9,002,371
6,000,000	0.25%, 06/03/2022	6,002,022

		15,004,393

3,000,000	FHLMC - 0.7% 1.85%, 04/16/2021	3,033,518

4,460,000	FNMA - 1.0% 2.88%, 10/30/2020	4,499,819

		31,487,963

	U.S. Treasury Securities - 18.2%
	U.S. Treasury Notes - 18.2%
14,650,000	0.27%, 01/31/2021, 3 mo. USTMMR + 0.115%(2)	14,658,043
2,150,000	0.29%, 04/30/2021, 3 mo. USTMMR + 0.139%(2)	2,151,969
5,000,000	1.13%, 02/28/2022	5,079,102
10,000,000	1.38%, 04/30/2021	10,098,437
9,925,000	1.63%, 10/15/2020	9,966,207
10,000,000	1.63%, 11/30/2020	10,058,594
22,625,000	1.75%, 11/30/2021	23,129,644
4,425,000	2.88%, 10/15/2021	4,578,665

		79,720,661

	Total U.S. Government Securities (cost $110,306,696)	$111,208,624

	Total Long-Term Investments (cost $398,971,236)	$401,884,251

SHORT-TERM INVESTMENTS - 8.4%
	Certificates of Deposit - 0.7%
3,150,000	Natixis S.A. 0.85%, 03/09/2021(6)	$3,150,000

	Commercial Paper - 0.2%
1,000,000	ING U.S. Funding LLC 0.46%, 09/14/2020, 3 mo. USD LIBOR + 0.150%(2)(6)	1,000,411

	Repurchase Agreements - 0.1%
477,167	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $477,168; collateralized by U.S. Treasury Bond at 3.625%, maturing 02/15/2044, with a market value of $486,846	477,167

The accompanying notes are an integral part of these financial statements.

104

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 8.4% - (continued)
	U.S. Treasury - 7.4%
	U.S. Treasury Bills - 7.4%
$17,500,000	0.16%, 04/22/2021(6)	$17,474,831
11,425,000	0.17%, 05/20/2021(6)	11,408,433
3,250,000	0.18%, 02/25/2021(6)	3,246,386

		32,129,650

	Total Short-Term Investments (cost $36,757,042)	$36,757,228

Total Investments (cost $435,728,278)	100.4%	$438,641,479
Other Assets and Liabilities	(0.4)%	(1,768,985)

Total Net Assets	100.0%	$436,872,494

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $145,640,713, representing 33.3% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2020. Base lending rates may be subject to a floor or cap.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(6)	The rate shown represents current yield to maturity.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$169,064,768	$—	$169,064,768	$—
Corporate Bonds	103,903,513	—	103,903,513	—
Municipal Bonds	2,039,335	—	2,039,335	—
U.S. Government Agencies	15,668,011	—	15,668,011	—
U.S. Government Securities	111,208,624	—	111,208,624	—
Short-Term Investments	36,757,228	—	36,757,228	—

Total	$438,641,479	$—	$438,641,479	$—

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

105

Hartford U.S. Government Securities HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.7%
	Agency Collat PAC CMO - 0.1%
$1,272,885	Freddie Mac Strips 5.00%, 09/15/2036(1)	$246,962

	Asset-Backed - Automobile - 0.3%
1,020,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(2)	1,085,617

	Asset-Backed - Finance & Insurance - 0.4%
996,819	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(2)	1,002,360
239,209	Structured Asset Securities Corp. 1.69%, 02/25/2033, 1 mo. USD LIBOR + 1.500%(3)	239,781

		1,242,141

	Commercial Mortgage - Backed Securities - 6.4%
22,793,555	Benchmark Mortgage Trust 0.69%, 07/15/2051(1)(4)	684,288
1,839,146	BX Commercial Mortgage Trust 1.11%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(2)(3)	1,825,147
6,749,521	Cantor Commercial Real Estate 1.30%, 05/15/2052(1)(4)	506,754
3,400,000	CSMC Trust 2.76%, 04/05/2033(2)	3,387,647
	FREMF Mortgage Trust
955,000	3.76%, 11/25/2050(2)(4)	1,004,306
1,515,000	3.82%, 04/25/2048(2)(4)	1,616,766
1,325,000	3.85%, 10/25/2049(2)(4)	1,405,853
1,005,000	3.93%, 02/25/2050(2)(4)	1,066,269
700,000	3.98%, 10/25/2049(2)(4)	769,029
980,000	4.08%, 09/25/2049(2)(4)	1,053,178
4,580,000	4.11%, 04/25/2051(2)(4)	5,019,010
1,175,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(2)	1,193,962
7,564,698	Morgan Stanley Capital Trust 0.99%, 07/15/2051(1)(4)	369,586
448,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(2)	465,239
	Wells Fargo N.A.
3,310,556	0.82%, 12/15/2052(1)(4)	181,927
7,360,728	0.89%, 01/15/2063(1)(4)	477,646
5,253,664	0.96%, 09/15/2062(1)(4)	333,411

		21,360,018

	Other Asset-Backed Securities - 4.1%
1,755,000	MMAF Equipment Finance LLC 2.29%, 11/12/2041(2)	1,858,360
	Towd Point Mortgage Trust
2,682,125	0.79%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(2)(3)	2,658,031
298,773	3.00%, 11/25/2057(2)(4)	300,142
2,399,000	3.75%, 04/25/2055(2)(4)	2,545,753
2,002,525	3.75%, 03/25/2058(2)(4)	2,155,560
1,910,777	3.75%, 05/25/2058(2)(4)	2,051,238
1,854,914	United States Small Business Administration 3.07%, 05/01/2044	1,997,084

		13,566,168

	Whole Loan Collateral CMO - 4.4%
1,614,245	Angel Oak Mortgage Trust LLC 2.93%, 05/25/2059(2)(4)	1,631,481
1,945,018	CIM Trust 3.00%, 04/25/2057(2)(4)	1,975,232
859,735	COLT Mortgage Loan Trust 3.34%, 05/25/2049(2)(4)	869,897

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.7% - (continued)
	Whole Loan Collateral CMO - 4.4% - (continued)
	Deephaven Residential Mortgage Trust
$128,062	2.73%, 12/26/2046(2)(4)	$127,686
927,219	3.56%, 04/25/2059(2)(4)	930,567
550,705	LSTAR Securities Investment Trust 1.67%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(2)(3)	541,646
1,377,005	Mill City Mortgage Loan Trust 3.25%, 05/25/2062(2)(4)	1,433,357
	New Residential Mortgage Loan Trust
1,982,523	2.80%, 07/25/2049(2)(4)	2,011,494
1,054,443	3.60%, 04/25/2049(2)(4)	1,075,230
932,622	3.75%, 03/25/2056(2)(4)	990,720
772,445	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(2)(4)	778,876
	Verus Securitization Trust
1,188,977	2.78%, 07/25/2059(2)(5)	1,212,419
1,142,024	3.21%, 05/25/2059(2)(4)	1,164,476

		14,743,081

	Total Asset & Commercial Mortgage-Backed Securities (cost $50,498,697)	$52,243,987

U.S. GOVERNMENT AGENCIES - 47.3%
	Mortgage-Backed Agencies - 47.3%
	FHLMC - 13.0%
$1,603,553	1.13%, 12/15/2027	$1,615,673
2,803,682	1.13%, 01/25/2030(1)(4)	248,647
1,410,306	1.25%, 12/15/2027	1,423,730
1,964,695	1.25%, 07/15/2042	1,993,164
2,117,820	1.57%, 01/25/2022	2,127,810
3,914,381	1.65%, 01/25/2030(1)(4)	476,394
508,302	2.50%, 12/15/2026(1)	19,342
540,615	2.50%, 03/15/2028(1)	30,392
390,821	2.50%, 05/15/2028(1)	25,518
662,905	3.00%, 04/15/2028(1)	48,806
481,832	3.00%, 05/15/2032(1)	25,796
435,032	3.00%, 03/15/2033(1)	43,750
3,022,766	3.00%, 11/01/2036	3,193,793
5,919,336	3.00%, 07/15/2041	6,285,132
728,250	3.00%, 03/15/2043	776,716
58,969	3.00%, 09/01/2045	62,497
2,933,692	3.00%, 05/15/2046	3,133,970
673,408	3.00%, 08/15/2047	714,465
3,969,911	3.50%, 11/15/2025	4,170,005
463,214	3.50%, 06/15/2026(1)	16,297
209,788	3.50%, 09/15/2026(1)	14,021
328,469	3.50%, 03/15/2027(1)	20,443
1,103,349	3.50%, 01/15/2028(1)	85,403
7,821,072	3.50%, 08/15/2039	8,788,345
200,292	4.00%, 07/15/2027(1)	16,169
569,930	4.00%, 03/15/2028(1)	38,097
316,297	4.00%, 06/15/2028(1)	23,434
647,177	4.00%, 07/15/2030(1)	64,436
1,157,102	4.50%, 02/15/2027(1)	96,317
1,623,552	4.50%, 05/15/2034	1,788,609
554,952	5.00%, 09/15/2033(1)	99,309
646,693	5.00%, 02/15/2048(1)	112,991
3,204	5.50%, 06/01/2034	3,613
23,049	5.50%, 10/01/2035	26,447
41,678	5.50%, 04/01/2037	47,745
584,626	5.50%, 12/01/2037	668,917
183,203	5.50%, 04/01/2038	210,197
12,059	5.50%, 05/01/2038	13,843
894,578	5.50%, 08/01/2038	1,027,631

The accompanying notes are an integral part of these financial statements.

106

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 47.3% - (continued)
	Mortgage-Backed Agencies - 47.3% - (continued)
	FHLMC - 13.0% - (continued)
$1,821	5.50%, 12/01/2039	$2,086
6,915	6.00%, 10/01/2021	7,684
16,787	6.00%, 10/01/2022	18,653
36,572	6.00%, 01/01/2028	40,693
12,176	6.00%, 04/15/2028	13,752
24,179	6.00%, 05/15/2028(6)	27,639
29,714	6.00%, 11/15/2028	33,615
54,061	6.00%, 12/15/2028	61,623
115,126	6.00%, 01/15/2029	128,740
25,795	6.00%, 02/15/2029	29,305
30,197	6.00%, 03/15/2029	33,831
20,197	6.00%, 05/15/2029	22,869
4,221	6.00%, 06/15/2029	4,788
1,151	6.00%, 03/15/2031	1,310
55,440	6.00%, 04/15/2031	62,376
23,062	6.00%, 10/15/2031	26,747
31,569	6.00%, 12/01/2031	36,680
181,462	6.00%, 12/15/2031(6)	207,449
259,946	6.00%, 12/15/2031	309,678
7,773	6.00%, 05/15/2032	8,704
537,847	6.00%, 06/15/2032	602,862
466,491	6.00%, 09/15/2032	541,885
35,935	6.00%, 10/15/2032	42,028
334	6.00%, 11/01/2032	389
33,921	6.00%, 11/15/2032	39,780
13,495	6.00%, 04/01/2033	15,013
13,719	6.00%, 09/01/2034	15,975
3,231	6.50%, 04/01/2028	3,605
169,921	6.50%, 08/15/2028	194,334
415,784	6.50%, 05/15/2032	487,851
63,711	6.50%, 08/01/2032	71,961
160,178	6.50%, 09/01/2032	186,556
7,848	7.00%, 10/01/2026	7,877
1,648	7.00%, 03/01/2027	1,781
1,516	7.00%, 12/01/2027	1,521
591	7.00%, 02/01/2029	694
367	7.00%, 05/01/2029	431
424	7.00%, 09/01/2029	447
329	7.00%, 02/01/2031	386
52,599	7.00%, 04/01/2032	61,448
52,764	7.00%, 05/01/2032	54,253
40,862	7.00%, 06/01/2032	48,528
63,757	7.00%, 11/01/2032	74,806
1,191	7.50%, 05/01/2024	1,277
331	7.50%, 06/01/2024	332
770	7.50%, 06/01/2025	837
2,536	8.00%, 08/01/2024	2,558
3,293	8.00%, 09/01/2024	3,387
47	8.00%, 10/01/2024	50

		43,118,938

	FNMA - 20.5%
451,140	0.57%, 08/25/2025, 1 mo. USD LIBOR + 0.400%(3)	449,617
614,484	1.12%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(3)	612,900
410,645	1.21%, 04/25/2024, 1 mo. USD LIBOR + 0.490%(3)	410,850
7,862,464	1.25%, 02/25/2028	7,936,355
1,931,248	1.50%, 09/25/2027	1,957,254
6,651,796	1.57%, 05/25/2029(1)(4)	664,912
899,210	2.00%, 09/25/2039	923,268
651,932	2.05%, 11/01/2023	681,349
3,218,875	2.22%, 10/01/2022	3,307,927
197,742	2.45%, 11/01/2022	204,481

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 47.3% - (continued)
	Mortgage-Backed Agencies - 47.3% - (continued)
	FNMA - 20.5% - (continued)
$21,529	2.50%, 01/01/2043	$22,802
258,721	2.54%, 03/01/2023	269,012
2,496,384	2.68%, 05/01/2025	2,687,065
73,652	2.74%, 04/01/2022	75,982
83,664	2.83%, 06/01/2022	86,298
236,491	2.94%, 06/01/2022	244,399
108,781	2.96%, 04/01/2022(4)	109,315
866,013	3.00%, 02/25/2027(1)	43,921
953,180	3.00%, 07/25/2027(1)	54,769
366,917	3.00%, 09/25/2027(1)	24,223
48,181	3.00%, 12/01/2030	50,761
1,016,864	3.00%, 06/25/2043	1,069,531
669,909	3.00%, 02/25/2048	718,624
1,563,851	3.00%, 10/25/2048	1,688,993
1,015,537	3.00%, 02/25/2049	1,074,383
1,398,709	3.00%, 08/25/2049	1,500,533
1,378,325	3.02%, 08/25/2044(1)(4)	68,030
966,243	3.06%, 04/25/2055(1)(4)	57,935
1,163,803	3.19%, 06/25/2055(1)(4)	67,792
549,128	3.25%, 12/01/2021	562,833
329,527	3.26%, 01/01/2022(4)	336,530
207,984	3.50%, 11/01/2020	207,895
2,159,818	3.50%, 04/25/2027(1)	147,788
393,037	3.50%, 05/25/2027(1)	27,893
670,345	3.50%, 10/25/2027(1)	50,844
211,441	3.50%, 08/25/2030(1)	17,379
433,917	3.50%, 02/25/2031(1)	28,325
439,025	3.50%, 09/25/2035(1)	48,118
8,578,313	3.50%, 04/25/2044	9,443,827
2,079,434	3.50%, 03/25/2045	2,139,044
443,031	3.50%, 10/25/2046(1)	68,148
2,342,782	3.50%, 01/25/2047	2,408,971
825,480	3.50%, 11/25/2047	881,415
2,763,138	3.50%, 04/25/2053	2,849,277
1,808,907	3.50%, 10/25/2056	1,947,839
2,973,806	3.50%, 08/25/2058	3,212,898
80,696	3.65%, 08/01/2023	86,567
964,932	3.73%, 07/01/2022(4)	982,697
973,372	3.75%, 09/01/2023	1,048,685
89,639	3.81%, 11/01/2023	97,097
272,435	3.85%, 01/01/2024	296,563
369,455	3.89%, 10/01/2023	401,365
2,700,000	3.98%, 07/01/2021	2,772,214
586,953	4.00%, 05/25/2027(1)	38,786
914,014	4.50%, 10/01/2040	1,017,185
412,995	4.50%, 10/01/2041	459,632
1,874,340	4.50%, 02/25/2042(1)	224,872
1,218,292	4.50%, 01/01/2043	1,359,992
350,521	4.50%, 09/01/2043	389,914
1,174,985	4.50%, 08/01/2044	1,306,979
2,061,217	4.50%, 09/25/2047(1)	293,216
63,428	5.00%, 06/01/2025	66,744
132,604	5.47%, 05/25/2042(1)(4)	12,521
97,661	6.00%, 10/01/2023	108,484
15,384	6.00%, 10/25/2028	17,323
6,529	6.00%, 11/25/2028	7,438
24,419	6.00%, 04/25/2029	27,556
410	6.00%, 05/01/2029	471
18,678	6.00%, 05/25/2029	21,174
17,608	6.00%, 06/25/2029(6)	20,196
40,972	6.00%, 07/25/2029	46,550
192,289	6.00%, 05/25/2031(6)	217,637
67,076	6.00%, 09/25/2031	76,037
17,733	6.00%, 11/25/2031	19,971
294,230	6.00%, 12/25/2031	340,434

The accompanying notes are an integral part of these financial statements.

107

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 47.3% - (continued)
	Mortgage-Backed Agencies - 47.3% - (continued)
	FNMA - 20.5% - (continued)
$189,248	6.00%, 01/01/2032	$212,603
195	6.00%, 04/01/2032	217
237	6.00%, 05/01/2032	275
1,233	6.00%, 09/25/2032	1,448
67,616	6.00%, 11/01/2032	75,245
33,286	6.00%, 02/01/2033	38,672
155,735	6.00%, 03/01/2033	180,873
503,240	6.00%, 05/01/2033	584,648
4,336	6.00%, 08/01/2034	4,827
114,394	6.00%, 01/01/2035	128,566
1,353,699	6.00%, 02/01/2037	1,576,900
1,175,255	6.00%, 01/25/2042(1)	184,777
871,354	6.00%, 09/25/2047(1)	200,921
12	6.50%, 04/01/2024	14
90	6.50%, 04/01/2027	100
10,034	6.50%, 04/01/2028	11,161
88	6.50%, 05/01/2028	98
5,139	6.50%, 10/01/2028	5,740
89,239	6.50%, 11/01/2028	100,809
44,362	6.50%, 12/01/2028	49,639
201,206	6.50%, 06/25/2029	221,555
128,147	6.50%, 08/01/2029	146,837
708	6.50%, 11/01/2030	788
3,072	6.50%, 05/01/2031	3,527
90,997	6.50%, 10/25/2031	106,643
657,972	6.50%, 08/01/2032	752,454
47,616	6.50%, 09/01/2032	54,532
188	7.00%, 11/01/2031	194
132,818	7.00%, 02/01/2032	153,992
2,264	7.50%, 06/01/2023	2,398
1,092	8.00%, 10/01/2029	1,254
51	8.00%, 03/01/2030	52
3,691	8.00%, 04/01/2030	4,512
5	8.00%, 06/01/2030	5
10,120	8.00%, 10/01/2030	12,224
23,254	8.00%, 12/01/2030	27,361
1	9.00%, 08/01/2020	1
5,440	9.00%, 09/01/2021	5,473

		68,051,940

	GNMA - 8.6%
187,198	1.75%, 09/20/2043	191,364
5,451,869	2.38%, 04/20/2044	5,659,802
1,385,073	2.50%, 12/16/2039	1,449,906
446,265	3.00%, 09/20/2028(1)	32,595
4,458,871	3.00%, 05/20/2035(1)	323,039
320,480	3.00%, 02/16/2043(1)	41,868
2,107,227	3.00%, 04/20/2045	2,266,004
178,801	3.50%, 02/16/2027(1)	12,703
450,451	3.50%, 03/20/2027(1)	35,979
418,100	3.50%, 07/20/2040(1)	29,148
667,171	3.50%, 02/20/2041(1)	41,657
1,185,980	3.50%, 04/20/2042(1)	78,513
1,799,952	3.50%, 10/20/2042(1)	274,804
139,367	3.50%, 05/20/2043(1)	20,768
976,314	3.50%, 07/20/2043(1)	109,667
2,486,906	3.50%, 01/20/2048	2,725,850
124,314	4.00%, 12/16/2026(1)	9,320
1,879,839	4.00%, 05/20/2029(1)	145,954
347,555	4.00%, 03/20/2043(1)	56,091
171,788	4.00%, 01/20/2044(1)	29,861
1,181,351	4.00%, 03/20/2047(1)	153,039
483,014	4.50%, 04/20/2045(1)	83,145
2,574,231	4.50%, 08/20/2045	430,402
1,757,174	4.50%, 05/20/2048(1)	194,972

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 47.3% - (continued)
	Mortgage-Backed Agencies - 47.3% - (continued)
	GNMA - 8.6% - (continued)
$5,871,407	4.50%, 08/20/2049	$6,269,855
2,854,623	4.50%, 09/20/2049	3,047,347
496,607	5.00%, 01/20/2034	561,243
1,439,405	5.00%, 02/16/2040(1)	263,454
422,879	5.00%, 05/20/2040(1)	84,648
1,218,084	5.00%, 03/16/2044(1)	174,047
321,369	5.00%, 01/16/2047(1)	59,497
1,877,416	5.00%, 02/20/2050(1)	348,639
658,158	5.50%, 09/20/2033	744,941
1,053,527	5.50%, 03/20/2039(1)	187,169
1,029,862	5.50%, 02/16/2047(1)	185,349
627,259	5.50%, 02/20/2047(1)	98,634
281,470	6.00%, 01/15/2033	335,463
218,009	6.00%, 02/15/2033	254,297
1,143,017	6.00%, 09/20/2040(1)	212,981
913,300	6.00%, 02/20/2046(1)	196,991
23,378	6.50%, 12/15/2028	27,115
18,859	6.50%, 05/15/2029	21,960
5,239	6.50%, 09/15/2031	5,767
170,959	6.50%, 10/15/2031	193,923
167,576	6.50%, 11/15/2031	187,880
100,698	6.50%, 01/15/2032	113,169
4,372	7.00%, 06/20/2030	4,577
9,191	7.00%, 05/15/2032	10,987
40,543	7.00%, 07/15/2032	47,050
64,047	7.00%, 09/15/2032	68,129
415,311	7.00%, 10/15/2032(7)	488,418
1,647	7.50%, 01/15/2023	1,654
278	7.50%, 05/15/2023	290
1,670	7.50%, 06/15/2023	1,691
1,686	7.50%, 08/15/2023	1,732
3,510	7.50%, 09/15/2023	3,524
2,212	7.50%, 10/15/2023	2,260
4,492	7.50%, 11/15/2023	4,605
342	7.50%, 12/15/2023	343
646	7.50%, 02/15/2024	648
86	7.50%, 05/15/2024	92
28,817	7.50%, 07/15/2027	31,766
29,590	7.50%, 04/20/2030	35,113
5,980	8.50%, 09/15/2024	6,478
686	8.50%, 06/15/2029	708
3,183	8.50%, 10/15/2029	3,278
1,910	8.50%, 01/15/2030	2,016
7,157	8.50%, 02/15/2030	7,190
632	8.50%, 03/15/2030	657

		28,694,026

	UMBS - 5.2%
8,300,000	2.50%, 07/14/2050(8)	8,652,750
8,300,000	2.50%, 08/13/2050(8)	8,639,294

		17,292,044

	Total U.S. Government Agencies (cost $153,858,014)	$157,156,948

U.S. GOVERNMENT SECURITIES - 33.8%
	U.S. Treasury Securities - 33.8%
$822,319	U.S. Treasury Bonds - 0.27% 0.13%, 01/15/2030(9)	$888,352

	U.S. Treasury Notes - 33.5%
8,663,000	1.13%, 02/28/2022	8,800,051
16,828,000	1.13%, 02/28/2025	17,502,435
30,526,000	1.38%, 10/15/2022	31,363,080
3,064,000	1.50%, 02/15/2030	3,312,232
13,319,000	1.63%, 12/31/2021	13,607,752

The accompanying notes are an integral part of these financial statements.

108

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT SECURITIES - 33.8% - (continued)
	U.S. Treasury Notes - 33.5% - (continued)
$8,907,000	1.88%, 07/31/2022	$9,222,920
3,000,000	2.25%, 02/15/2027	3,351,211
6,766,000	2.38%, 05/15/2029	7,808,387
8,938,000	2.75%, 08/31/2023	9,660,721
6,216,000	2.75%, 11/15/2023(7)(10)	6,748,731

		111,377,520

	Total U.S. Government Securities (cost $108,552,828)	$112,265,872

	Total Long-Term Investments (cost $312,909,539)		$321,666,807

SHORT-TERM INVESTMENTS - 5.5%
	Repurchase Agreements - 5.5%
18,457,731	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $ 18,457,762 ; collateralized by U.S. Treasury Bond at 2.875%, maturing 11/15/2046, with a market value of $18,826,936		$18,457,731

	Total Short-Term Investments (cost $18,457,731)		$18,457,731

	Total Investments (cost $331,367,270)	102.3%	$340,124,538

	Other Assets and Liabilities	(2.3)%	(7,728,845)

	Total Net Assets	100.0%	$332,395,693

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Securities disclosed are interest-only strips.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $47,206,548, representing 14.2% of net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2020. Base lending rates may be subject to a floor or cap.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)	These securities pay no principal or interest during their initial accrual period but accrue additional principal at a specified coupon rate.

(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2020, the market value of securities pledged was $23,348,857.

(8)	Represents or includes a TBA transaction.

(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(10)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of June 30, 2020, the market value of securities pledged was $2,008,551.

Futures Contracts Outstanding at June 30, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	33	09/30/2020	$7,287,328	$1,650
U.S. Treasury 5-Year Note Future	363	09/30/2020	45,644,415	126,430
U.S. Treasury 10-Year Note Future	343	09/21/2020	47,735,953	178,846

Total				$306,926

Short position contracts:
U.S. Treasury Long Bond Future	25	09/21/2020	$4,464,063	$(53,554)

Total futures contracts				$253,372

The accompanying notes are an integral part of these financial statements.

109

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

TBA Sale Commitments Outstanding at June 30, 2020
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
GNMA, 4.50%	$3,100,000	07/21/2050	$(3,310,945)	$5,375
UMBS, 4.50%	945,000	07/14/2050	(1,015,358)	4,873
UMBS, 5.00%	550,000	07/14/2050	(601,047)	515

Total (proceeds receivable $4,938,113)			$(4,927,350)	$10,763

At June 30, 2020, the aggregate market value of TBA Sale Commitments represents (1.5)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2020
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.95% Fixed	USD	6,201,000	06/18/23	Semi-Annual	$—	$—	$(506,707)	$(506,707)
3 Mo. USD LIBOR	2.79% Fixed	USD	10,484,000	09/30/25	Semi-Annual	—	—	(1,420,765)	(1,420,765)
3 Mo. USD LIBOR	2.25% Fixed	USD	2,039,000	03/21/28	Semi-Annual	17,026	—	(285,584)	(302,610)
3 Mo. USD LIBOR	2.83% Fixed	USD	2,082,000	12/21/28	Semi-Annual	—	—	(400,215)	(400,215)

Total centrally cleared interest rate swap contracts						$17,026	$—	$(2,613,271)	$(2,630,297)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$52,243,987	$—	$52,243,987	$—
U.S. Government Agencies	157,156,948	—	157,156,948	—
U.S. Government Securities	112,265,872	—	112,265,872	—
Short-Term Investments	18,457,731	—	18,457,731	—
Futures Contracts(2)	306,926	306,926	—	—

Total	$340,431,464	$306,926	$340,124,538	$—

Liabilities
Futures Contracts(2)	$(53,554)	$(53,554)	$—	$—
Swaps - Interest Rate(2)	(2,630,297)	—	(2,630,297)	—
TBA Sale Commitments	(4,927,350)	—	(4,927,350)	—

Total	$(7,611,201)	$(53,554)	$(7,557,647)	$—

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

110

Hartford Value HLS Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Automobiles & Components - 1.1%
155,155	Gentex Corp.	$3,998,344

	Banks - 9.9%
381,259	Bank of America Corp.	9,054,901
120,102	JP Morgan Chase & Co.	11,296,794
34,648	M&T Bank Corp.	3,602,353
48,824	PNC Financial Services Group, Inc.	5,136,773
147,618	Truist Financial Corp.	5,543,056

		34,633,877

	Capital Goods - 9.9%
32,567	Deere & Co.	5,117,904
60,392	Fortune Brands Home & Security, Inc.	3,860,861
33,016	General Dynamics Corp.	4,934,571
25,068	L3Harris Technologies, Inc.	4,253,288
8,815	Lockheed Martin Corp.	3,216,770
219,154	nVent Electric plc	4,104,754
89,966	Raytheon Technologies Corp.	5,543,705
42,597	Trane Technologies plc	3,790,281

		34,822,134

	Consumer Durables & Apparel - 2.8%
86,613	Lennar Corp. Class A	5,337,093
76,234	VF Corp.	4,645,700

		9,982,793

	Consumer Services - 2.0%
38,884	McDonald’s Corp.	7,172,931

	Diversified Financials - 3.0%
10,736	BlackRock, Inc.	5,841,350
83,101	Blackstone Group, Inc. Class A	4,708,503

		10,549,853

	Energy - 1.6%
43,555	Concho Resources, Inc.	2,243,083
33,765	Pioneer Natural Resources Co.	3,298,840

		5,541,923

	Food & Staples Retailing - 1.1%
70,961	Sysco Corp.	3,878,728

	Food, Beverage & Tobacco - 2.8%
151,328	Keurig Dr Pepper, Inc.(1)	4,297,715
106,131	Mondelez International, Inc. Class A	5,426,478

		9,724,193

	Health Care Equipment & Services - 9.6%
27,043	Anthem, Inc.	7,111,768
19,690	Becton Dickinson and Co.	4,711,226
69,679	Centene Corp.*	4,428,101
80,812	Medtronic plc	7,410,461
19,936	UnitedHealth Group, Inc.	5,880,123
33,589	Zimmer Biomet Holdings, Inc.	4,009,183

		33,550,862

	Insurance - 7.1%
41,098	Assurant, Inc.	4,245,012
55,973	Chubb Ltd.	7,087,301
19,244	Intact Financial Corp.	1,831,554
136,799	MetLife, Inc.	4,995,899
82,297	Progressive Corp.	6,592,813

		24,752,579

	Materials - 4.4%
66,483	Celanese Corp.	5,740,142
53,631	FMC Corp.	5,342,720
134,944	Sealed Air Corp.	4,432,911

		15,515,773

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Media & Entertainment - 2.6%
235,602	Comcast Corp. Class A	$9,183,766

	Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
107,554	AstraZeneca plc ADR	5,688,531
8,787	Biogen, Inc.*	2,350,962
21,958	Eli Lilly & Co.	3,605,064
54,134	Merck & Co., Inc.	4,186,182
306,385	Pfizer, Inc.	10,018,790
14,674	Roche Holding AG	5,083,801

		30,933,330

	Real Estate - 4.5%
21,676	Crown Castle International Corp. REIT	3,627,479
157,814	Gaming and Leisure Properties, Inc. REIT	5,460,364
95,066	Highwoods Properties, Inc. REIT	3,548,814
297,967	Host Hotels & Resorts, Inc. REIT	3,215,064

		15,851,721

	Retailing - 4.3%
2,188	Booking Holdings, Inc.*	3,484,040
29,047	Home Depot, Inc.	7,276,564
82,361	TJX Cos., Inc.	4,164,172

		14,924,776

	Semiconductors & Semiconductor Equipment - 6.9%
37,613	Analog Devices, Inc.	4,612,858
178,683	Intel Corp.	10,690,604
17,900	KLA Corp.	3,481,192
103,481	Micron Technology, Inc.*	5,331,341

		24,115,995

	Software & Services - 2.3%
82,910	Amdocs Ltd.	5,047,561
20,600	VMware, Inc. Class A*	3,190,116

		8,237,677

	Technology Hardware & Equipment - 4.7%
222,889	Cisco Systems, Inc.	10,395,543
237,008	Corning, Inc.	6,138,507

		16,534,050

	Transportation - 2.4%
87,566	Knight-Swift Transportation Holdings, Inc.	3,652,378
28,885	Union Pacific Corp.	4,883,587

		8,535,965

	Utilities - 7.1%
75,790	Dominion Energy, Inc.	6,152,632
47,652	Entergy Corp.	4,470,234
137,557	Exelon Corp.	4,991,944
114,076	FirstEnergy Corp.	4,423,867
41,691	Sempra Energy	4,887,436

		24,926,113

	Total Common Stocks (cost $301,905,667)	$347,367,383

SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
3,123,822	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2020 at 0.060%, due on 07/01/2020 with a maturity value of $3,123,827; collateralized by U.S. Treasury Note at 1.875%, maturing 07/31/2026, with a market value of $3,186,390	$3,123,822

	Total Short-Term Investments (cost $3,123,822)	$3,123,822

Total Investments (cost $305,029,489)	99.8%	$350,491,205
Other Assets and Liabilities	0.2%	740,576

Total Net Assets	100.0%	$351,231,781

The accompanying notes are an integral part of these financial statements.

111

Hartford Value HLS Fund

Schedule of Investments – (continued)

June 30, 2020 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,998,344	$3,998,344	$—	$—
Banks	34,633,877	34,633,877	—	—
Capital Goods	34,822,134	34,822,134	—	—
Consumer Durables & Apparel	9,982,793	9,982,793	—	—
Consumer Services	7,172,931	7,172,931	—	—
Diversified Financials	10,549,853	10,549,853	—	—
Energy	5,541,923	5,541,923	—	—
Food & Staples Retailing	3,878,728	3,878,728	—	—
Food, Beverage & Tobacco	9,724,193	9,724,193	—	—
Health Care Equipment & Services	33,550,862	33,550,862	—	—
Insurance	24,752,579	24,752,579	—	—
Materials	15,515,773	15,515,773	—	—
Media & Entertainment	9,183,766	9,183,766	—	—
Pharmaceuticals, Biotechnology & Life Sciences	30,933,330	25,849,529	5,083,801	—
Real Estate	15,851,721	15,851,721	—	—
Retailing	14,924,776	14,924,776	—	—
Semiconductors & Semiconductor Equipment	24,115,995	24,115,995	—	—
Software & Services	8,237,677	8,237,677	—	—
Technology Hardware & Equipment	16,534,050	16,534,050	—	—
Transportation	8,535,965	8,535,965	—	—
Utilities	24,926,113	24,926,113	—	—
Short-Term Investments	3,123,822	—	3,123,822	—

Total	$350,491,205	$342,283,582	$8,207,623	$—

(1)	For the six-month period ended June 30, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

112

Hartford HLS Funds

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
ICE	Intercontinental Exchange, Inc.
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
S&P	Standard & Poor’s

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
GO	General Obligation
Rev	Revenue

Other Abbreviations:
ADR	American Depositary Receipt
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
ETF	Exchange-Traded Fund
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GUKG5	UK Government Bonds 5 Year Note Generic Bid Yield
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PIK	Payment-in-kind
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities
USTMMR	U.S. Treasury Money Market Rate

113

Hartford HLS Funds

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford Healthcare HLS Fund
Assets:
Investments in securities, at market value(1)	$1,867,423,934	$3,895,991,458	$578,287,749	$2,741,023,525	$522,782,033	$1,805,903,556	$212,471,416
Repurchase agreements	25,462,280	36,448,414	3,113,991	41,527,930	150,878	26,064,953	3,868,920
Cash	10,696,566	15,699,758	1,306,804	17,402,496	4,320	11,111,196	1,623,658
Cash collateral due from broker on futures contracts	614	—	—	—	—	—	—
Foreign currency	75,077	105,117	—	—	11,586	—	38
Receivables:
Investment securities sold	9,505,353	49,528,745	—	—	2,065,562	19,265,771	—
Fund shares sold	86,765	16,527	67,663	349,577	230,706	248,345	2,176
Dividends and interest	5,115,035	3,820,018	436,741	3,539,194	160,001	72,932	46,602
Securities lending income	2,555	242,726	6,589	205	249	198,502	1,336
Variation margin on futures contracts	11,195	1,991,625	—	—	—	—	—
Tax reclaims	709,657	288,837	—	527,040	477,710	66,939	35,988
Other assets	13,078	1,363,775	13,495	19,629	19,317	21,912	10,297

Total assets	1,919,102,109	4,005,497,000	583,233,032	2,804,389,596	525,902,362	1,862,954,106	218,060,431

Liabilities:
Obligation to return securities lending collateral	685,760	48,306,310	—	1,247,692	4,258,648	23,293,377	1,038,005
Payables:
Investment securities purchased	23,880,162	14,199,769	—	—	301,586	7,526,857	120,521
Fund shares redeemed	835,920	2,694,103	218,155	1,049,066	251,167	2,552,120	509,918
Investment management fees	933,395	2,101,204	328,768	1,531,422	314,614	887,306	149,584
Transfer agent fees	466	724	465	525	479	696	466
Accounting services fees	25,136	52,370	7,713	37,592	6,763	23,560	2,830
Board of Directors’ fees	7,987	18,036	2,563	13,659	1,813	5,026	1,018
Distribution fees	7,701	15,515	2,380	10,901	2,686	7,944	1,366
Accrued expenses	134,965	283,259	72,427	166,445	87,412	170,048	32,822

Total liabilities	26,511,492	67,671,290	632,471	4,057,302	5,225,168	34,466,934	1,856,530

Net assets	$1,892,590,617	$3,937,825,710	$582,600,561	$2,800,332,294	$520,677,194	$1,828,487,172	$216,203,901

Summary of Net Assets:
Capital stock and paid-in-capital	$1,392,463,145	$3,211,408,031	$333,403,565	$1,862,739,541	$289,961,984	$1,128,780,480	$115,361,912
Distributable earnings (loss)	500,127,472	726,417,679	249,196,996	937,592,753	230,715,210	699,706,692	100,841,989

Net assets	$1,892,590,617	$3,937,825,710	$582,600,561	$2,800,332,294	$520,677,194	$1,828,487,172	$216,203,901

Shares authorized	9,700,000,000	5,450,000,000	3,500,000,000	4,200,000,000	3,600,000,000	900,000,000	800,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

Class IA: Net asset value per share	$29.41	$44.45	$15.30	$19.60	$30.16	$42.91	$24.79

Shares outstanding	56,626,774	78,272,212	33,476,796	126,414,067	14,631,060	37,137,005	7,108,503

Net Assets	$1,665,662,444	$3,479,482,236	$512,032,640	$2,477,646,399	$441,217,026	$1,593,711,476	$176,234,422

Class IB: Net asset value per share	$29.90	$43.62	$15.08	$19.46	$29.77	$40.21	$23.14

Shares outstanding	7,589,739	9,755,102	4,680,498	16,579,409	2,669,378	4,267,033	1,727,286

Net Assets	$226,928,173	$425,480,469	$70,567,921	$322,685,895	$79,460,168	$171,586,250	$39,969,479

Class IC: Net asset value per share	$—	$43.77	$—	$—	$—	$41.16	$—

Shares outstanding	—	750,861	—	—	—	1,535,191	—

Net Assets	$—	$32,863,005	$—	$—	$—	$63,189,446	$—

Cost of investments	$1,500,897,472	$3,364,728,184	$388,390,811	$2,120,252,787	$349,925,731	$1,351,467,910	$167,903,036
Cost of foreign currency	$74,835	$104,390	$—	$—	$11,503	$—	$37

(1) Includes Investment in securities on loan, at market value	$13,434,527	$63,174,774	$—	$1,205,829	$4,191,398	$23,030,318	$1,034,335

The accompanying notes are an integral part of these financial statements.

114

Hartford HLS Funds

Statements of Assets and Liabilities – (continued)

June 30, 2020 (Unaudited)

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap Value HLS Fund	Hartford Small Cap Growth HLS Fund
Assets:
Investments in securities, at market value(1)	$215,383,179	$1,031,963,760	$1,853,667,409	$94,749,002	$239,718,595	$1,222,786,165
Repurchase agreements	3,277,092	10,404,232	2,170,378	629,937	813,155	8,766,096
Cash	1,204,557	4,664,467	923,352	263,750	340,092	3,694,223
Foreign currency	—	378,036	—	—	—	—
Unrealized appreciation on foreign currency contracts	23,177	—	—	—	—	—
Receivables:
Investment securities sold	3,735,877	4,693,287	6,386,091	205,230	797,188	47,366,917
Fund shares sold	45,774	214,940	250,979	33,178	141,843	82,134
Dividends and interest	3,819,761	1,338,681	993,084	23,901	280,058	477,152
Securities lending income	—	32,794	7,891	105	—	5,357
Variation margin on centrally cleared swap contracts	289,249	—	—	—	—	—
Tax reclaims	—	1,478,023	—	—	—	—
Other assets	12,891	505,226	17,409	16,598	21,837	71,111

Total assets	227,791,557	1,055,673,446	1,864,416,593	95,921,701	242,112,768	1,283,249,155

Liabilities:
Obligation to return securities lending collateral	—	14,388,965	28,647,972	—	—	5,814,508
Payables:
Investment securities purchased	4,530,150	3,349,322	5,926,436	—	1,655,482	34,860,439
Fund shares redeemed	116,772	696,368	3,535,699	109,270	52,435	23,910,773
Investment management fees	124,336	597,378	1,013,774	62,053	161,616	615,297
Transfer agent fees	438	668	874	413	426	656
Accounting services fees	2,984	13,526	24,237	1,247	3,249	16,270
Board of Directors’ fees	1,057	5,413	9,199	387	1,535	5,441
Distribution fees	1,793	4,091	1,588	479	1,823	11,270
Accrued expenses	50,694	147,575	58,975	23,158	41,925	63,041

Total liabilities	4,828,224	19,203,306	39,218,754	197,007	1,918,491	65,297,695

Net assets	$222,963,333	$1,036,470,140	$1,825,197,839	$95,724,694	$240,194,277	$1,217,951,460

Summary of Net Assets:
Capital stock and paid-in-capital	$235,817,628	$968,456,241	$1,238,203,686	$71,365,454	$229,054,509	$976,903,097
Distributable earnings (loss)	(12,854,295)	68,013,899	586,994,153	24,359,240	11,139,768	241,048,363

Net assets	$222,963,333	$1,036,470,140	$1,825,197,839	$95,724,694	$240,194,277	$1,217,951,460

Shares authorized	2,800,000,000	2,825,000,000	2,600,000,000	900,000,000	1,200,000,000	700,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

Class IA: Net asset value per share	$7.70	$15.59	$36.24	$8.37	$8.91	$28.30

Shares outstanding	22,164,447	58,787,985	49,084,795	9,738,968	20,854,182	31,473,752

Net Assets	$170,776,471	$916,529,103	$1,778,723,344	$81,490,520	$185,863,719	$890,864,395

Class IB: Net asset value per share	$7.55	$15.79	$34.99	$8.29	$8.85	$27.14

Shares outstanding	6,908,449	7,594,850	1,328,214	1,716,695	6,142,317	12,051,867

Net Assets	$52,186,862	$119,941,037	$46,474,495	$14,234,174	$54,330,558	$327,087,065

Cost of investments	$228,199,414	$873,365,738	$1,528,498,502	$76,314,571	$236,478,533	$1,030,603,211
Cost of foreign currency	$—	$378,694	$—	$—	$—	$—

(1) Includes Investment in securities on loan, at market value	$—	$24,784,007	$28,480,039	$—	$—	$5,746,596

The accompanying notes are an integral part of these financial statements.

115

Hartford HLS Funds

Statements of Assets and Liabilities – (continued)

June 30, 2020 (Unaudited)

	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
Assets:
Investments in securities, at market value(1)	$438,003,654	$1,297,803,879	$2,550,176,899	$438,164,312	$321,666,807	$347,367,383
Repurchase agreements	—	15,731,492	79,613,056	477,167	18,457,731	3,123,822
Cash	—	6,590,117	38,323,922	98,577	7,757,002	1,353,461
Cash collateral due from broker on futures contracts	—	—	640,000	—	—	—
Foreign currency	—	133,671	718,591	—	—	18,887
Unrealized appreciation on OTC swap contracts	—	—	1,983	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	551,774	—	—	—
Receivables:
Investment securities sold	2,252,995	—	490,498,981	—	22,654,297	2,246,114
Fund shares sold	76,310	61,827	564,196	281,243	73,696	235,697
Dividends and interest	151,720	1,892,016	11,244,787	800,265	1,140,129	354,700
Securities lending income	1,248	58,640	5,304	—	—	673
Variation margin on centrally cleared swap contracts	—	—	361,125	—	8,208	—
Tax reclaims	—	353,124	—	—	—	189,296
OTC swap contracts premiums paid	—	—	1,637,153	—	—	—
Other assets	29,251	12,458	164,237	24,638	18,719	15,289

Total assets	440,515,178	1,322,637,224	3,174,502,008	439,846,202	371,776,589	354,905,322

Liabilities:
Due to custodian	2,237,548	—	—	—	—	—
Obligation to return securities lending collateral	5,319,613	—	5,755,120	—	—	—
Unrealized depreciation on OTC swap contracts	—	—	9,658,939	—	—	—
Cash collateral due to broker on futures contracts	—	—	410,000	—	—	—
TBA sale commitments, at market value	—	—	65,913,985	—	4,927,350	—
Unfunded loan commitments	—	—	40,576	—	—	—
Payables:
Investment securities purchased	—	—	1,043,229,137	2,221,276	34,029,423	3,282,533
Fund shares redeemed	943,360	591,377	1,480,471	547,396	182,090	136,784
Investment management fees	265,591	529,862	778,370	142,658	122,165	199,699
Transfer agent fees	466	458	507	472	452	480
Accounting services fees	5,663	17,652	26,532	5,735	4,365	4,754
Board of Directors’ fees	3,187	6,047	7,012	1,438	892	2,000
Variation margin on futures contracts	—	—	449,328	—	52,666	—
Distribution fees	1,635	3,940	7,245	1,970	1,885	1,628
Written options	—	—	1,419,062	—	—	—
Accrued expenses	79,156	104,360	170,447	52,763	59,608	45,663
OTC swap contracts premiums received	—	—	5,963,105	—	—	—

Total liabilities	8,856,219	1,253,696	1,135,309,836	2,973,708	39,380,896	3,673,541

Net assets	$431,658,959	$1,321,383,528	$2,039,192,172	$436,872,494	$332,395,693	$351,231,781

Summary of Net Assets:
Capital stock and paid-in-capital	$296,302,682	$839,475,828	$1,809,508,724	$420,439,310	$333,627,946	$276,672,327
Distributable earnings (loss)	135,356,277	481,907,700	229,683,448	16,433,184	(1,232,253)	74,559,454

Net assets	$431,658,959	$1,321,383,528	$2,039,192,172	$436,872,494	$332,395,693	$351,231,781

Shares authorized	1,500,000,000	4,200,000,000	5,000,000,000	14,000,000,000	700,000,000	800,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

Class IA: Net asset value per share	$21.42	$86.11	$12.06	$10.32	$10.86	$12.12

Shares outstanding	17,926,286	13,991,088	151,585,563	36,751,610	25,514,358	24,995,446

Net Assets	$384,034,299	$1,204,797,735	$1,827,727,486	$379,186,813	$277,064,622	$303,065,224

Class IB: Net asset value per share	$19.28	$85.99	$11.98	$10.30	$10.84	$12.09

Shares outstanding	2,469,892	1,355,763	17,654,986	5,601,094	5,105,779	3,983,030

Net Assets	$47,624,660	$116,585,793	$211,464,686	$57,685,681	$55,331,071	$48,166,557

Cost of investments	$365,464,168	$948,879,877	$2,556,364,269	$435,728,278	$331,367,270	$305,029,489
Cost of foreign currency	$—	$132,679	$719,471	$—	$—	$18,826
Proceeds of TBA sale commitments	$—	$—	$66,193,466	$—	$4,938,113	$—
Proceeds of written option contracts	$—	$—	$1,762,505	$—	$—	$—

(1) Includes Investment in securities on loan, at market value	$5,345,384	$—	$5,601,781	$—	$—	$3,576,355

The accompanying notes are an integral part of these financial statements.

116

Hartford HLS Funds

Statements of Operations

For the Six-Month Period Ended June 30, 2020 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford Healthcare HLS Fund
Investment Income:
Dividends	$14,957,892	$34,397,390	$4,577,207	$41,057,526	$3,165,607	$3,055,404	$1,132,812
Interest	9,497,364	242,477	17,559	188,733	13,709	78,408	10,787
Securities lending	11,270	804,251	6,762	1,151	7,142	891,835	11,492
Less: Foreign tax withheld	(220,333)	(236,803)	—	(518,166)	(174,052)	—	(18,647)

Total investment income, net	24,246,193	35,207,315	4,601,528	40,729,244	3,012,406	4,025,647	1,136,444

Expenses:
Investment management fees	5,975,557	12,554,381	1,988,674	9,369,963	1,824,243	4,776,620	906,086
Administrative services fees
Class IC	—	40,062	—	—	—	66,310	—
Transfer agent fees
Class IA	2,397	3,614	2,338	2,630	2,348	3,528	2,249
Class IB	324	445	323	347	427	382	501
Class IC	—	34	—	—	—	136	—
Distribution fees
Class IB	283,483	528,266	88,173	417,369	93,662	185,959	48,495
Class IC	—	40,062	—	—	—	66,310	—
Custodian fees	6,846	21,663	1,914	6,808	9,025	4,389	5,416
Registration and filing fees	16,907	22,627	16,410	16,989	16,410	24,450	16,061
Accounting services fees	145,219	296,393	44,200	217,958	37,154	120,497	16,253
Board of Directors’ fees	24,869	51,476	7,620	38,250	6,193	19,326	2,803
Audit fees	15,486	27,269	10,484	10,712	19,135	22,632	12,049
Other expenses	117,761	206,601	68,901	158,159	47,815	117,951	12,614

Total expenses (before waivers, reimbursements and fees paid indirectly)	6,588,849	13,792,893	2,229,037	10,239,185	2,056,412	5,408,490	1,022,527

Management fee waivers	(285,932)	—	—	—	—	—	—
Commission recapture	(2,270)	(23,933)	(281)	(4,366)	(987)	(14,706)	(199)

Total waivers, reimbursements and fees paid indirectly	(288,202)	(23,933)	(281)	(4,366)	(987)	(14,706)	(199)

Total expenses, net	6,300,647	13,768,960	2,228,756	10,234,819	2,055,425	5,393,784	1,022,328

Net Investment Income (Loss)	17,945,546	21,438,355	2,372,772	30,494,425	956,981	(1,368,137)	114,116

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	8,208,073	(5,499,436)	6,578,720	89,534,351	16,281,900	107,549,339	14,080,345
Less: Foreign taxes paid on realized capital gains	—	(48,689)	—	—	—	—	—
Net realized gain (loss) on futures contracts	684,827	(10,569,506)	—	—	—	—	—
Net realized gain (loss) on swap contracts	(371,871)	—	—	—	—	—	—
Net realized gain (loss) on foreign currency contracts	—	92,912	—	—	—	—	—
Net realized gain (loss) on other foreign currency transactions	9,275	56,102	—	(23,221)	(26,631)	(7,038)	7,302

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	8,530,304	(15,968,617)	6,578,720	89,511,130	16,255,269	107,542,301	14,087,647

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(91,476,026)	(163,309,826)	(36,897,958)	(488,023,122)	20,765,322	213,035,642	(7,381,150)
Net unrealized appreciation (depreciation) of futures contracts	93,206	106,226	—	—	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	(92,912)	—	—	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	20,397	242	—	—	10,543	7,739	257

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(91,362,423)	(163,296,270)	(36,897,958)	(488,023,122)	20,775,865	213,043,381	(7,380,893)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(82,832,119)	(179,264,887)	(30,319,238)	(398,511,992)	37,031,134	320,585,682	6,706,754

Net Increase (Decrease) in Net Assets Resulting from Operations	$(64,886,573)	$(157,826,532)	$(27,946,466)	$(368,017,567)	$37,988,115	$319,217,545	$6,820,870

* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$58,435	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

117

Hartford HLS Funds

Statements of Operations – (continued)

For the Six-Month Period Ended June 30, 2020 (Unaudited)

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap Value HLS Fund	Hartford Small Cap Growth HLS Fund
Investment Income:
Dividends	$45,280	$10,518,477	$6,844,444	$207,462	$2,498,820	$4,322,393
Interest	6,498,181	55,415	18,048	4,666	16,738	53,262
Securities lending	—	55,323	64,280	1,541	4,919	78,679
Less: Foreign tax withheld	—	(1,060,917)	(905)	—	(1,644)	—

Total investment income, net	6,543,461	9,568,298	6,925,867	213,669	2,518,833	4,454,334

Expenses:
Investment management fees	795,834	3,674,735	6,124,432	357,064	1,027,082	3,562,731
Transfer agent fees
Class IA	1,991	3,075	3,933	2,125	1,960	2,541
Class IB	611	390	105	366	574	970
Distribution fees
Class IB	66,698	145,976	59,054	16,425	72,776	405,017
Custodian fees	2,505	30,217	5,294	919	2,798	2,930
Registration and filing fees	15,912	17,240	16,872	16,654	15,912	18,767
Accounting services fees	17,312	79,081	138,672	6,809	19,518	89,305
Board of Directors’ fees	3,019	14,313	24,760	1,166	3,642	15,465
Audit fees	15,245	21,523	10,536	10,672	10,583	10,824
Other expenses	34,401	91,374	68,875	13,437	31,141	60,640

Total expenses (before waivers, reimbursements and fees paid indirectly)	953,528	4,077,924	6,452,533	425,637	1,185,986	4,169,190

Management fee waivers	(34,107)	—	—	—	(35,487)	—
Commission recapture	—	(2,261)	(8,787)	(553)	(3,412)	(3,051)

Total waivers, reimbursements and fees paid indirectly	(34,107)	(2,261)	(8,787)	(553)	(38,899)	(3,051)

Total expenses, net	919,421	4,075,663	6,443,746	425,084	1,147,087	4,166,139

Net Investment Income (Loss)	5,624,040	5,492,635	482,121	(211,415)	1,371,746	288,195

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(2,886,251)	(96,527,150)	121,561,063	594,175	(12,668,639)	(4,608,833)
Net realized gain (loss) on swap contracts	(329,271)	—	—	—	—	—
Net realized gain (loss) on foreign currency contracts	23,507	—	—	—	—	—
Net realized gain (loss) on other foreign currency transactions	(27,536)	(98,204)	—	—	3,562	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(3,219,551)	(96,625,354)	121,561,063	594,175	(12,665,077)	(4,608,833)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(13,630,547)	4,094,294	(241,977,713)	1,411,941	(52,383,475)	(59,041,772)
Net unrealized appreciation (depreciation) of swap contracts	(25,448)	—	—	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	63,208	—	—	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	353	(39,147)	—	—	—	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(13,592,434)	4,055,147	(241,977,713)	1,411,941	(52,383,475)	(59,041,772)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(16,811,985)	(92,570,207)	(120,416,650)	2,006,116	(65,048,552)	(63,650,605)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,187,945)	$(87,077,572)	$(119,934,529)	$1,794,701	$(63,676,806)	$(63,362,410)

The accompanying notes are an integral part of these financial statements.

118

Hartford HLS Funds

Statements of Operations – (continued)

For the Six-Month Period Ended June 30, 2020 (Unaudited)

	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
Investment Income:
Dividends	$1,171,431	$14,409,982	$39,671	$—	$—	$5,387,905
Interest	29,853	85,615	33,557,513	4,409,080	3,716,371	16,608
Securities lending	172,746	58,652	40,674	4,259	277	1,403
Less: Foreign tax withheld	—	(47,468)	—	—	—	(43,805)

Total investment income, net	1,374,030	14,506,781	33,637,858	4,413,339	3,716,648	5,362,111

Expenses:
Investment management fees	1,788,625	3,254,182	4,792,440	881,532	751,239	1,244,255
Transfer agent fees
Class IA	2,433	2,422	2,573	2,364	2,191	2,361
Class IB	261	235	298	351	444	382
Distribution fees
Class IB	56,224	149,168	263,366	71,267	70,239	64,251
Custodian fees	4,510	3,422	16,372	1,883	2,433	1,750
Registration and filing fees	18,467	16,410	16,973	16,459	17,880	16,586
Accounting services fees	36,310	102,769	154,860	33,588	25,449	28,076
Board of Directors’ fees	7,254	17,827	25,833	5,551	4,104	5,093
Audit fees	19,369	15,335	22,657	15,242	22,101	10,579
Other expenses	51,069	89,834	129,841	40,321	37,599	37,281

Total expenses (before waivers, reimbursements and fees paid indirectly)	1,984,522	3,651,604	5,425,213	1,068,558	933,679	1,410,614

Commission recapture	(6,187)	(1,289)	—	—	—	(6,737)

Total waivers, reimbursements and fees paid indirectly	(6,187)	(1,289)	—	—	—	(6,737)

Total expenses, net	1,978,335	3,650,315	5,425,213	1,068,558	933,679	1,403,877

Net Investment Income (Loss)	(604,305)	10,856,466	28,212,645	3,344,781	2,782,969	3,958,234

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	5,081,030	14,260,940	70,803,407	230,691	3,469,900	(6,095,263)
Net realized gain (loss) on redemptions-in-kind	(2,469,075)	—	—	—	—	—
Net realized gain (loss) on purchased options contracts	—	—	1,576,410	—	—	—
Net realized gain (loss) on futures contracts	—	—	11,236,405	—	7,103,100	—
Net realized gain (loss) on written options contracts	—	—	6,742,174	—	13,535	—
Net realized gain (loss) on swap contracts	—	—	(19,629,260)	—	(1,715,250)	—
Net realized gain (loss) on foreign currency contracts	—	—	3,784,163	—	—	—
Net realized gain (loss) on other foreign currency transactions	(3,144)	(16,849)	282,436	—	—	6,126

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(2,608,811)	14,244,091	74,795,735	230,691	8,871,285	(6,089,137)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(35,110,877)	(130,759,807)	21,780,780	1,781,945	5,514,459	(64,641,279)
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	104,267	—	—	—
Net unrealized appreciation (depreciation) of futures contracts	—	—	37,703	—	841,460	—
Net unrealized appreciation (depreciation) of written options contracts	—	—	343,443	—	—	—
Net unrealized appreciation (depreciation) of swap contracts	—	—	(23,962,195)	—	(770,170)	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	1,440,071	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(163)	(681)	(12,259)	—	—	6,401

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(35,111,040)	(130,760,488)	(268,190)	1,781,945	5,585,749	(64,634,878)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(35,502,229)	(116,516,397)	74,527,545	2,012,636	14,457,034	(70,724,015)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(33,106,534)	$(105,659,931)	$102,740,190	$5,357,417	$17,240,003	$(66,765,781)

The accompanying notes are an integral part of these financial statements.

119

Hartford HLS Funds

Statements of Changes in Net Assets

	Hartford Balanced HLS Fund		Hartford Capital Appreciation HLS Fund		Hartford Disciplined Equity HLS Fund
	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income (loss)	$17,945,546	$36,362,142	$21,438,355	$44,497,466	$2,372,772	$4,927,010
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	8,530,304	88,890,297	(15,968,617)	213,743,988	6,578,720	49,562,302
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(91,362,423)	292,318,364	(163,296,270)	910,077,575	(36,897,958)	127,301,596

Net Increase (Decrease) in Net Assets Resulting from Operations	(64,886,573)	417,570,803	(157,826,532)	1,168,319,029	(27,946,466)	181,790,908

Distributions to Shareholders:
Class IA	—	(185,511,739)	—	(453,254,297)	—	(66,982,886)
Class IB	—	(23,789,456)	—	(55,760,662)	—	(9,168,659)
Class IC	—	—	—	(3,992,375)	—	—

Total distributions	—	(209,301,195)	—	(513,007,334)	—	(76,151,545)

Capital Share Transactions:
Sold	9,707,031	13,809,419	26,883,194	27,135,599	6,459,657	11,880,527
Issued on reinvestment of distributions	—	209,301,195	—	513,007,334	—	76,151,545
Redeemed	(149,076,142)	(282,083,299)	(289,106,581)	(840,778,982)	(49,825,439)	(109,938,872)

Net increase (decrease) from capital share transactions	(139,369,111)	(58,972,685)	(262,223,387)	(300,636,049)	(43,365,782)	(21,906,800)

Net Increase (Decrease) in Net Assets	(204,255,684)	149,296,923	(420,049,919)	354,675,646	(71,312,248)	83,732,563

Net Assets:
Beginning of period	2,096,846,301	1,947,549,378	4,357,875,629	4,003,199,983	653,912,809	570,180,246

End of period	$1,892,590,617	$2,096,846,301	$3,937,825,710	$4,357,875,629	$582,600,561	$653,912,809

The accompanying notes are an integral part of these financial statements.

120

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Dividend and Growth HLS Fund		Hartford Global Growth HLS Fund		Hartford Growth Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income (loss)	$30,494,425	$58,130,045	$956,981	$1,803,009	$(1,368,137)	$(4,149,226)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	89,511,130	152,245,468	16,255,269	39,473,446	107,542,301	124,358,635
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(488,023,122)	585,892,259	20,775,865	97,760,515	213,043,381	286,571,024

Net Increase (Decrease) in Net Assets Resulting from Operations	(368,017,567)	796,267,772	37,988,115	139,036,970	319,217,545	406,780,433

Distributions to Shareholders:
Class IA	—	(380,717,264)	—	(59,823,693)	—	(268,390,103)
Class IB	—	(51,049,426)	—	(11,091,398)	—	(31,584,595)
Class IC	—	—	—	—	—	(9,866,813)

Total distributions	—	(431,766,690)	—	(70,915,091)	—	(309,841,511)

Capital Share Transactions:
Sold	60,606,354	52,980,701	14,370,666	14,484,277	37,088,027	56,475,941
Issued on reinvestment of distributions	—	431,766,690	—	70,915,091	—	309,841,511
Redeemed	(201,812,717)	(500,718,066)	(51,130,390)	(81,267,414)	(122,491,947)	(226,047,221)

Net increase (decrease) from capital share transactions	(141,206,363)	(15,970,675)	(36,759,724)	4,131,954	(85,403,920)	140,270,231

Net Increase (Decrease) in Net Assets	(509,223,930)	348,530,407	1,228,391	72,253,833	233,813,625	237,209,153

Net Assets:
Beginning of period	3,309,556,224	2,961,025,817	519,448,803	447,194,970	1,594,673,547	1,357,464,394

End of period	$2,800,332,294	$3,309,556,224	$520,677,194	$519,448,803	$1,828,487,172	$1,594,673,547

The accompanying notes are an integral part of these financial statements.

121

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Healthcare HLS Fund		Hartford High Yield HLS Fund		Hartford International Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income (loss)	$114,116	$166,281	$5,624,040	$13,578,906	$5,492,635	$20,489,246
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	14,087,647	41,441,957	(3,219,551)	(6,315,547)	(96,625,354)	(25,886,084)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(7,380,893)	33,386,835	(13,592,434)	28,121,097	4,055,147	285,034,848

Net Increase (Decrease) in Net Assets Resulting from Operations	6,820,870	74,995,073	(11,187,945)	35,384,456	(87,077,572)	279,638,010

Distributions to Shareholders:
Class IA	—	(23,301,756)	—	(11,998,965)	—	(59,417,697)
Class IB	—	(5,559,926)	—	(3,581,365)	—	(6,983,056)

Total distributions	—	(28,861,682)	—	(15,580,330)	—	(66,400,753)

Capital Share Transactions:
Sold	14,810,564	18,614,353	5,213,081	10,501,246	40,274,463	64,607,494
Issued on reinvestment of distributions	—	28,861,682	—	15,580,330	—	66,400,753
Redeemed	(38,679,258)	(146,077,753)	(22,328,002)	(44,026,710)	(145,411,715)	(236,490,704)

Net increase (decrease) from capital share transactions	(23,868,694)	(98,601,718)	(17,114,921)	(17,945,134)	(105,137,252)	(105,482,457)

Net Increase (Decrease) in Net Assets	(17,047,824)	(52,468,327)	(28,302,866)	1,858,992	(192,214,824)	107,754,800

Net Assets:
Beginning of period	233,251,725	285,720,052	251,266,199	249,407,207	1,228,684,964	1,120,930,164

End of period	$216,203,901	$233,251,725	$222,963,333	$251,266,199	$1,036,470,140	$1,228,684,964

The accompanying notes are an integral part of these financial statements.

122

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford MidCap HLS Fund		Hartford MidCap Growth HLS Fund		Hartford MidCap Value HLS Fund
	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income (loss)	$482,121	$2,453,437	$(211,415)	$(365,216)	$1,371,746	$3,024,059
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	121,561,063	144,622,584	594,175	5,337,071	(12,665,077)	19,111,137
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(241,977,713)	428,817,893	1,411,941	24,903,853	(52,383,475)	60,456,948

Net Increase (Decrease) in Net Assets Resulting from Operations	(119,934,529)	575,893,914	1,794,701	29,875,708	(63,676,806)	82,592,144

Distributions to Shareholders:
Class IA	—	(301,703,983)	—	(14,592,832)	—	(32,005,532)
Class IB	—	(8,149,131)	—	(2,562,985)	—	(9,453,950)

Total distributions	—	(309,853,114)	—	(17,155,817)	—	(41,459,482)

Capital Share Transactions:
Sold	113,771,123	136,707,597	4,343,490	14,727,408	2,515,388	5,553,726
Issued on reinvestment of distributions	—	309,853,114	—	17,155,817	—	41,459,482
Redeemed	(268,844,405)	(427,293,869)	(12,677,773)	(18,446,275)	(19,473,997)	(48,984,177)

Net increase (decrease) from capital share transactions	(155,073,282)	19,266,842	(8,334,283)	13,436,950	(16,958,609)	(1,970,969)

Net Increase (Decrease) in Net Assets	(275,007,811)	285,307,642	(6,539,582)	26,156,841	(80,635,415)	39,161,693

Net Assets:
Beginning of period	2,100,205,650	1,814,898,008	102,264,276	76,107,435	320,829,692	281,667,999

End of period	$1,825,197,839	$2,100,205,650	$95,724,694	$102,264,276	$240,194,277	$320,829,692

The accompanying notes are an integral part of these financial statements.

123

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Small Cap Growth HLS Fund		Hartford Small Company HLS Fund		Hartford Stock HLS Fund
	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income (loss)	$288,195	$502,863	$(604,305)	$(1,528,835)	$10,856,466	$22,931,013
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(4,608,833)	44,683,578	2,608,811	64,285,340	14,244,091	98,262,647
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(59,041,772)	335,112,204	(35,111,040)	120,697,743	(130,760,488)	269,938,973

Net Increase (Decrease) in Net Assets Resulting from Operations	(63,362,410)	380,298,645	(33,106,534)	183,454,248	(105,659,931)	391,132,633

Distributions to Shareholders:
Class IA	—	(154,314,731)	—	(100,841,539)	—	(133,049,130)
Class IB	—	(63,116,174)	—	(10,050,660)	—	(12,720,819)

Total distributions	—	(217,430,905)	—	(110,892,199)	—	(145,769,949)

Capital Share Transactions:
Sold	141,671,604	178,522,218	20,775,859	63,567,701	6,902,847	10,222,248
Issued on reinvestment of distributions	—	193,713,157	—	110,892,199	—	145,769,949
Redemption-in-kind	—	—	(118,163,289)	—	—	—
Redeemed	(195,477,646)	(316,364,571)	(62,180,231)	(142,188,473)	(89,453,523)	(213,809,325)

Net increase (decrease) from capital share transactions	(53,806,042)	55,870,804	(159,567,661)	32,271,427	(82,550,676)	(57,817,128)

Net Increase (Decrease) in Net Assets	(117,168,452)	218,738,544	(192,674,195)	104,833,476	(188,210,607)	187,545,556

Net Assets:
Beginning of period	1,335,119,912	1,116,381,368	624,333,154	519,499,678	1,509,594,135	1,322,048,579

End of period	$1,217,951,460	$1,335,119,912	$431,658,959	$624,333,154	$1,321,383,528	$1,509,594,135

The accompanying notes are an integral part of these financial statements.

124

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond HLS Fund		Hartford Ultrashort Bond HLS Fund		Hartford U.S. Government Securities HLS Fund
	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income (loss)	$28,212,645	$65,861,576	$3,344,781	$10,500,262	$2,782,969	$6,719,670
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	74,795,735	58,991,821	230,691	294,254	8,871,285	8,221,074
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(268,190)	85,804,646	1,781,945	2,390,882	5,585,749	1,982,389

Net Increase (Decrease) in Net Assets Resulting from Operations	102,740,190	210,658,043	5,357,417	13,185,398	17,240,003	16,923,133

Distributions to Shareholders:
Class IA	—	(74,150,238)	—	(7,948,551)	—	(6,935,499)
Class IB	—	(8,003,440)	—	(964,500)	—	(1,302,292)

Total distributions	—	(82,153,678)	—	(8,913,051)	—	(8,237,791)

Capital Share Transactions:
Sold	110,059,543	127,470,147	48,655,520	74,378,048	47,771,367	23,718,967
Issued on reinvestment of distributions	—	82,153,678	—	8,913,051	—	8,237,791
Redeemed	(261,127,705)	(337,029,607)	(67,872,266)	(138,850,731)	(54,000,126)	(64,840,559)

Net increase (decrease) from capital share transactions	(151,068,162)	(127,405,782)	(19,216,746)	(55,559,632)	(6,228,759)	(32,883,801)

Net Increase (Decrease) in Net Assets	(48,327,972)	1,098,583	(13,859,329)	(51,287,285)	11,011,244	(24,198,459)

Net Assets:
Beginning of period	2,087,520,144	2,086,421,561	450,731,823	502,019,108	321,384,449	345,582,908

End of period	$2,039,192,172	$2,087,520,144	$436,872,494	$450,731,823	$332,395,693	$321,384,449

The accompanying notes are an integral part of these financial statements.

125

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Value HLS Fund
	For the Six-Month Period Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income (loss)	$3,958,234	$7,518,588
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(6,089,137)	32,464,414
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(64,634,878)	66,135,187

Net Increase (Decrease) in Net Assets Resulting from Operations	(66,765,781)	106,118,189

Distributions to Shareholders:
Class IA	—	(44,489,654)
Class IB	—	(7,088,517)

Total distributions	—	(51,578,171)

Capital Share Transactions:
Sold	9,176,325	13,103,074
Issued on reinvestment of distributions	—	51,578,171
Redeemed	(35,249,326)	(86,395,094)

Net increase (decrease) from capital share transactions	(26,073,001)	(21,713,849)

Net Increase (Decrease) in Net Assets	(92,838,782)	32,826,169

Net Assets:
Beginning of period	444,070,563	411,244,394

End of period	$351,231,781	$444,070,563

The accompanying notes are an integral part of these financial statements.

126

Hartford HLS Funds

Financial Highlights

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Balanced HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$30.27	$0.27		$(1.13)	$(0.86)	$—	$—	$—	$29.41	(2.81	)%(4)	$1,665,662	0.66	%(5)	0.63	%(5)	1.91	%(5)	25%
IB	30.80	0.24		(1.14)	(0.90)	—	—	—	29.90	(2.92	)(4)	226,928	0.91	(5)	0.88	(5)	1.66	(5)	25

For the Year Ended December 31, 2019
IA	$27.47	$0.54	(6)	$5.47 (6)	$6.01	$(0.56)	$(2.65)	$(3.21)	$30.27	22.80%		$1,849,582	0.66%		0.63%		1.81	%(6)	38%
IB	27.91	0.47	(6)	5.55 (6)	6.02	(0.48)	(2.65)	(3.13)	30.80	22.47		247,264	0.91		0.88		1.56	(6)	38

For the Year Ended December 31, 2018
IA	$31.02	$0.59		$(2.12)	$(1.53)	$(0.61)	$(1.41)	$(2.02)	$27.47	(5.24)%		$1,717,759	0.66%		0.63%		1.92%		31%
IB	31.48	0.52		(2.15)	(1.63)	(0.53)	(1.41)	(1.94)	27.91	(5.50)		229,790	0.91		0.88		1.67		31

For the Year Ended December 31, 2017
IA	$27.46	$0.55		$3.72	$4.27	$(0.71)	$—	$(0.71)	$31.02	15.59%		$2,095,246	0.66%		0.63%		1.86%		26%
IB	27.86	0.48		3.77	4.25	(0.63)	—	(0.63)	31.48	15.30		277,735	0.91		0.88		1.61		26

For the Year Ended December 31, 2016
IA	$26.62	$0.56		$1.05	$1.61	$(0.77)	$—	$(0.77)	$27.46	6.04%		$2,043,556	0.66%		0.64%		2.05%		25%
IB	26.99	0.50		1.07	1.57	(0.70)	—	(0.70)	27.86	5.79		275,925	0.91		0.89		1.80		25

For the Year Ended December 31, 2015
IA	$27.09	$0.51		$(0.46)	$0.05	$(0.52)	$—	$(0.52)	$26.62	0.18%		$2,210,938	0.65%		0.63%		1.87%		18%
IB	27.45	0.45		(0.47)	(0.02)	(0.44)	—	(0.44)	26.99	(0.07)		300,945	0.90		0.88		1.62		18

Hartford Capital Appreciation HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$46.05	$0.24		$(1.84)	$(1.60)	$—	$—	$—	$44.45	(3.47	)%(4)	$3,479,482	0.68	%(5)	0.68	%(5)	1.13	%(5)	51%
IB	45.24	0.18		(1.80)	(1.62)	—	—	—	43.62	(3.58	)(4)	425,480	0.93	(5)	0.93	(5)	0.88	(5)	51
IC	45.45	0.13		(1.81)	(1.68)	—	—	—	43.77	(3.70	)(4)	32,863	1.18	(5)	1.18	(5)	0.64	(5)	51

For the Year Ended December 31, 2019
IA	$39.89	$0.48		$11.47	$11.95	$(0.53)	$(5.26)	$(5.79)	$46.05	31.28%		$3,847,850	0.68%		0.68%		1.06%		56%
IB	39.28	0.36		11.28	11.64	(0.42)	(5.26)	(5.68)	45.24	30.96		474,982	0.93		0.93		0.81		56
IC	39.54	0.25		11.34	11.59	(0.42)	(5.26)	(5.68)	45.45	30.63		35,043	1.18		1.18		0.56		56

For the Year Ended December 31, 2018
IA	$48.16	$0.49		$(3.33)	$(2.84)	$(0.43)	$(5.00)	$(5.43)	$39.89	(6.96)%		$3,543,187	0.67%		0.67%		1.03%		73%
IB	47.48	0.37		(3.26)	(2.89)	(0.31)	(5.00)	(5.31)	39.28	(7.18)		432,334	0.92		0.92		0.77		73
IC	47.76	0.25		(3.26)	(3.01)	(0.21)	(5.00)	(5.21)	39.54	(7.41)		27,679	1.17		1.17		0.53		73

For the Year Ended December 31, 2017
IA	$42.05	$0.43		$8.83	$9.26	$(0.54)	$(2.61)	$(3.15)	$48.16	22.14%		$4,457,603	0.68%		0.68%		0.91%		75%
IB	41.50	0.30		8.70	9.00	(0.41)	(2.61)	(3.02)	47.48	21.82		569,615	0.93		0.93		0.66		75
IC	41.76	0.19		8.74	8.93	(0.32)	(2.61)	(2.93)	47.76	21.50		29,979	1.18		1.18		0.41		75

For the Year Ended December 31, 2016
IA	$44.44	$0.41		$1.94	$2.35	$(0.47)	$(4.27)	$(4.74)	$42.05	5.52%		$4,555,454	0.68%		0.68%		0.97%		103%
IB	43.93	0.30		1.90	2.20	(0.36)	(4.27)	(4.63)	41.50	5.24		558,022	0.93		0.93		0.72		103
IC	44.21	0.19		1.92	2.11	(0.29)	(4.27)	(4.56)	41.76	4.99		21,579	1.18		1.18		0.46		103

For the Year Ended December 31, 2015
IA	$54.71	$0.43		$0.38	$0.81	$(0.43)	$(10.65)	$(11.08)	$44.44	1.02%		$5,701,269	0.67%		0.67%		0.84%		75%
IB	54.20	0.30		0.39	0.69	(0.31)	(10.65)	(10.96)	43.93	0.79		641,548	0.92		0.92		0.59		75
IC	54.59	0.17		0.39	0.56	(0.29)	(10.65)	(10.94)	44.21	0.53		16,215	1.17		1.17		0.34		75

The accompanying notes are an integral part of these financial statements.

127

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Disciplined Equity HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$15.97	$0.06	$(0.73)	$(0.67)	$—	$—	$—	$15.30	(4.20	)%(4)	$512,033	0.74	%(5)	0.74	%(5)	0.85	%(5)	13%
IB	15.76	0.04	(0.72)	(0.68)	—	—	—	15.08	(4.31	)(4)	70,568	0.99	(5)	0.99	(5)	0.60	(5)	13

For the Year Ended December 31, 2019
IA	$13.59	$0.13	$4.26	$4.39	$(0.14)	$(1.87)	$(2.01)	$15.97	34.12%		$573,688	0.78%		0.78%		0.82%		15%
IB	13.44	0.09	4.20	4.29	(0.10)	(1.87)	(1.97)	15.76	33.76		80,224	1.03		1.03		0.57		15

For the Year Ended December 31, 2018
IA	$15.43	$0.11	$(0.27)	$(0.16)	$(0.11)	$(1.57)	$(1.68)	$13.59	(1.99)%		$501,718	0.78%		0.78%		0.72%		22%
IB	15.27	0.07	(0.26)	(0.19)	(0.07)	(1.57)	(1.64)	13.44	(2.23)		68,462	1.03		1.03		0.47		22

For the Year Ended December 31, 2017
IA	$14.30	$0.15	$2.83	$2.98	$(0.14)	$(1.71)	$(1.85)	$15.43	21.92%		$613,037	0.78%		0.78%		1.00%		30%
IB	14.17	0.11	2.80	2.91	(0.10)	(1.71)	(1.81)	15.27	21.63		84,377	1.03		1.03		0.76		30

For the Year Ended December 31, 2016
IA	$15.58	$0.11	$0.77	$0.88	$(0.13)	$(2.03)	$(2.16)	$14.30	5.76%		$587,089	0.79%		0.79%		0.76%		33%
IB	15.46	0.08	0.75	0.83	(0.09)	(2.03)	(2.12)	14.17	5.49		81,304	1.04		1.04		0.51		33

For the Year Ended December 31, 2015
IA	$20.99	$0.14	$1.41	$1.55	$(0.13)	$(6.83)	$(6.96)	$15.58	6.83%		$648,747	0.76%		0.76%		0.76%		29%
IB	20.88	0.10	1.40	1.50	(0.09)	(6.83)	(6.92)	15.46	6.59		91,844	1.01		1.01		0.51		29

Hartford Dividend and Growth HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$22.08	$0.21	$(2.69)	$(2.48)	$—	$—	$—	$19.60	(11.23	)%(4)	$2,477,646	0.69	%(5)	0.69	%(5)	2.16	%(5)	17%
IB	21.96	0.19	(2.69)	(2.50)	—	—	—	19.46	(11.38	)(4)	322,686	0.94	(5)	0.94	(5)	1.91	(5)	17

For the Year Ended December 31, 2019
IA	$19.91	$0.41	$4.91	$5.32	$(0.40)	$(2.75)	$(3.15)	$22.08	28.60%		$2,916,542	0.68%		0.68%		1.85%		19%
IB	19.82	0.35	4.89	5.24	(0.35)	(2.75)	(3.10)	21.96	28.30		393,014	0.93		0.93		1.60		19

For the Year Ended December 31, 2018
IA	$23.95	$0.43	$(1.45)	$(1.02)	$(0.44)	$(2.58)	$(3.02)	$19.91	(5.32)%		$2,604,425	0.68%		0.68%		1.84%		28%
IB	23.85	0.37	(1.44)	(1.07)	(0.38)	(2.58)	(2.96)	19.82	(5.56)		356,601	0.93		0.93		1.59		28

For the Year Ended December 31, 2017
IA	$22.10	$0.41	$3.48	$3.89	$(0.38)	$(1.66)	$(2.04)	$23.95	18.36%		$3,179,540	0.68%		0.68%		1.75%		25%
IB	22.01	0.35	3.47	3.82	(0.32)	(1.66)	(1.98)	23.85	18.11		440,111	0.93		0.93		1.50		25

For the Year Ended December 31, 2016
IA	$22.09	$0.43	$2.67	$3.10	$(0.44)	$(2.65)	$(3.09)	$22.10	14.89%		$3,013,788	0.69%		0.69%		1.98%		20%
IB	22.02	0.38	2.65	3.03	(0.39)	(2.65)	(3.04)	22.01	14.58		438,200	0.94		0.94		1.73		20

For the Year Ended December 31, 2015
IA	$26.45	$0.46	$(0.70)	$(0.24)	$(0.43)	$(3.69)	$(4.12)	$22.09	(1.16)%		$2,991,811	0.67%		0.67%		1.84%		20%
IB	26.38	0.40	(0.70)	(0.30)	(0.37)	(3.69)	(4.06)	22.02	(1.41)		449,693	0.92		0.92		1.59		20

Hartford Global Growth HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$27.86	$0.06	$2.24	$2.30	$—	$—	$—	$30.16	8.26	%(4)	$441,217	0.81	%(5)	0.81	%(5)	0.43	%(5)	27%
IB	27.53	0.02	2.22	2.24	—	—	—	29.77	8.14	(4)	79,460	1.06	(5)	1.06	(5)	0.18	(5)	27

For the Year Ended December 31, 2019
IA	$24.54	$0.11	$7.46	$7.57	$(0.12)	$(4.13)	$(4.25)	$27.86	32.61%		$438,288	0.80%		0.80%		0.40%		49%
IB	24.28	0.04	7.38	7.42	(0.04)	(4.13)	(4.17)	27.53	32.29		81,161	1.05		1.05		0.15		49

The accompanying notes are an integral part of these financial statements.

128

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Global Growth HLS Fund – (continued)

For the Year Ended December 31, 2018
IA	$27.89	$0.11	$(0.83)		$(0.72)	$(0.15)	$(2.48)	$(2.63)	$24.54	(3.81)%		$375,825	0.80%		0.80%		0.37%		55%
IB	27.63	0.04	(0.83)		(0.79)	(0.08)	(2.48)	(2.56)	24.28	(4.07)		71,370	1.05		1.05		0.12		55

For the Year Ended December 31, 2017
IA	$22.14	$0.14	$6.99		$7.13	$(0.14)	$(1.24)	$(1.38)	$27.89	32.73%		$432,581	0.81%		0.81%		0.56%		58%
IB	21.95	0.08	6.91		6.99	(0.07)	(1.24)	(1.31)	27.63	32.37		84,442	1.06		1.06		0.31		58

For the Year Ended December 31, 2016
IA	$24.39	$0.13	$0.40		$0.53	$(0.17)	$(2.61)	$(2.78)	$22.14	1.95%		$347,375	0.82%		0.82%		0.55%		65%
IB	24.19	0.07	0.39		0.46	(0.09)	(2.61)	(2.70)	21.95	1.71		72,531	1.07		1.07		0.30		65

For the Year Ended December 31, 2015
IA	$23.74	$0.15	$1.77		$1.92	$(0.13)	$(1.14)	$(1.27)	$24.39	8.04%		$392,302	0.81%		0.81%		0.62%		67%
IB	23.56	0.09	1.75		1.84	(0.07)	(1.14)	(1.21)	24.19	7.76		86,759	1.06		1.06		0.38		67

Hartford Growth Opportunities HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$35.44	$(0.02)	$7.49		$7.47	$—	$—	$—	$42.91	21.14	%(4)	$1,593,711	0.65	%(5)	0.65	%(5)	(0.13	)%(5)	61%
IB	33.25	(0.06)	7.02		6.96	—	—	—	40.21	20.97	(4)	171,586	0.90	(5)	0.90	(5)	(0.38	)(5)	61
IC	34.08	(0.11)	7.19		7.08	—	—	—	41.16	20.81	(4)	63,189	1.15	(5)	1.15	(5)	(0.63	)(5)	61

For the Year Ended December 31, 2019
IA	$33.79	$(0.09)	$9.99		$9.90	$—	$(8.25)	$(8.25)	$35.44	30.68%		$1,389,571	0.65%		0.65%		(0.22)%		66%
IB	32.19	(0.17)	9.48		9.31	—	(8.25)	(8.25)	33.25	30.35		152,577	0.90		0.90		(0.47)		66
IC	32.90	(0.27)	9.70		9.43	—	(8.25)	(8.25)	34.08	30.04		52,525	1.15		1.15		(0.72)		66

For the Year Ended December 31, 2018
IA	$38.42	$(0.05)	$1.17		$1.12	$—	$(5.75)	$(5.75)	$33.79	0.53%		$1,188,514	0.65%		0.65%		(0.12)%		118%
IB	36.91	(0.14)	1.17		1.03	—	(5.75)	(5.75)	32.19	0.29		132,629	0.90		0.90		(0.37)		118
IC	37.71	(0.25)	1.19		0.94	—	(5.75)	(5.75)	32.90	0.04		36,321	1.15		1.15		(0.62)		118

For the Year Ended December 31, 2017
IA	$29.83	$(0.05)	$9.09		$9.04	$—	$(0.45)	$(0.45)	$38.42	30.45%		$1,326,201	0.66%		0.66%		(0.15)%		99%
IB	28.74	(0.13)	8.75		8.62	—	(0.45)	(0.45)	36.91	30.14		149,212	0.91		0.91		(0.40)		99
IC	29.43	(0.22)	8.95		8.73	—	(0.45)	(0.45)	37.71	29.80		34,033	1.16		1.16		(0.65)		99

For the Year Ended December 31, 2016
IA	$34.86	$(0.04)	$0.06	(7)	$0.02	$(0.15)	$(4.90)	$(5.05)	$29.83	(0.49)%		$1,145,176	0.65%		0.65%		(0.11)%		138%
IB	33.76	(0.11)	0.04	(7)	(0.07)	(0.05)	(4.90)	(4.95)	28.74	(0.77)		132,149	0.90		0.90		(0.35)		138
IC	34.57	(0.19)	0.04	(7)	(0.15)	(0.09)	(4.90)	(4.99)	29.43	(1.01)		25,550	1.15		1.15		(0.61)		138

For the Year Ended December 31, 2015
IA	$38.88	$0.02	$4.66		$4.68	$(0.05)	$(8.65)	$(8.70)	$34.86	11.74%		$1,197,187	0.65%		0.65%		0.05%		109%
IB	37.93	(0.08)	4.56		4.48	—	(8.65)	(8.65)	33.76	11.47		158,304	0.90		0.90		(0.20)		109
IC	38.75	(0.18)	4.65		4.47	—	(8.65)	(8.65)	34.57	11.18		20,495	1.16		1.16		(0.48)		109

Hartford Healthcare HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$23.67	$0.02	$1.10		$1.12	$—	$—	$—	$24.79	4.73	%(4)	$176,234	0.91	%(5)	0.91	%(5)	0.15	%(5)	28%
IB	22.12	(0.01)	1.03		1.02	—	—	—	23.14	4.61	(4)	39,969	1.16	(5)	1.16	(5)	(0.10	)(5)	28

For the Year Ended December 31, 2019
IA	$20.56	$0.03	$6.31		$6.34	$—	$(3.23)	$(3.23)	$23.67	33.95%		$191,260	0.91%		0.91%		0.11%		42%
IB	19.44	(0.03)	5.94		5.91	—	(3.23)	(3.23)	22.12	33.68		41,992	1.16		1.16		(0.16)		42

The accompanying notes are an integral part of these financial statements.

129

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Healthcare HLS Fund – (continued)

For the Year Ended December 31, 2018
IA	$22.46	$—	$(0.41)	$(0.41)	$(0.02)	$(1.47)	$(1.49)	$20.56	(2.67)%		$249,144	0.89%		0.89%		(0.01)%		29%
IB	21.35	(0.06)	(0.38)	(0.44)	—	(1.47)	(1.47)	19.44	(2.96)		36,576	1.14		1.14		(0.26)		29

For the Year Ended December 31, 2017
IA	$21.46	$0.01	$4.69	$4.70	$—	$(3.70)	$(3.70)	$22.46	22.26%		$290,603	0.89%		0.89%		0.04%		18%
IB	20.60	(0.05)	4.50	4.45	—	(3.70)	(3.70)	21.35	21.96		44,796	1.14		1.14		(0.21)		18

For the Year Ended December 31, 2016
IA	$30.32	$0.01	$(2.37)	$(2.36)	$(0.99)	$(5.51)	$(6.50)	$21.46	(8.39)%		$246,494	0.89%		0.89%		0.05%		36%
IB	29.36	(0.05)	(2.30)	(2.35)	(0.90)	(5.51)	(6.41)	20.60	(8.64)		44,149	1.14		1.14		(0.20)		36

For the Year Ended December 31, 2015
IA	$30.02	$—	$4.08	$4.08	$—	$(3.78)	$(3.78)	$30.32	13.21%		$360,783	0.86%		0.86%		(0.01)%		38%
IB	29.23	(0.08)	3.99	3.91	—	(3.78)	(3.78)	29.36	12.98		62,644	1.11		1.11		(0.26)		38

Hartford High Yield HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$8.04	$0.19	$(0.53)	$(0.34)	$—	$—	$—	$7.70	(4.23	)%(4)	$170,776	0.78	%(5)	0.75	%(5)	5.01	%(5)	27%
IB	7.89	0.18	(0.52)	(0.34)	—	—	—	7.55	(4.31	)(4)	52,187	1.03	(5)	1.00	(5)	4.76	(5)	27

For the Year Ended December 31, 2019
IA	$7.45	$0.43 (8)	$0.67 (8)	$1.10	$(0.51)	$—	$(0.51)	$8.04	15.06%		$192,532	0.77%		0.77%		5.39	%(8)	41%
IB	7.32	0.40 (8)	0.66 (8)	1.06	(0.49)	—	(0.49)	7.89	14.73		58,734	1.02		1.02		5.14	(8)	41

For the Year Ended December 31, 2018
IA	$8.20	$0.43	$(0.69)	$(0.26)	$(0.49)	$—	$(0.49)	$7.45	(3.44)%		$190,681	0.77%		0.77%		5.39%		26%
IB	8.06	0.41	(0.68)	(0.27)	(0.47)	—	(0.47)	7.32	(3.66)		58,726	1.02		1.02		5.14		26

For the Year Ended December 31, 2017
IA	$8.11	$0.45	$0.15	$0.60	$(0.51)	$—	$(0.51)	$8.20	7.60%		$230,101	0.77%		0.77%		5.42%		43%
IB	7.98	0.42	0.15	0.57	(0.49)	—	(0.49)	8.06	7.31		71,389	1.02		1.02		5.17		43

For the Year Ended December 31, 2016
IA	$7.55	$0.44	$0.62	$1.06	$(0.50)	$—	$(0.50)	$8.11	14.25%		$244,212	0.79%		0.79%		5.52%		41%
IB	7.43	0.41	0.62	1.03	(0.48)	—	(0.48)	7.98	13.99		77,573	1.04		1.04		5.27		41

For the Year Ended December 31, 2015
IA	$8.45	$0.45	$(0.79)	$(0.34)	$(0.56)	$—	$(0.56)	$7.55	(4.30)%		$251,313	0.76%		0.76%		5.40%		34%
IB	8.32	0.42	(0.77)	(0.35)	(0.54)	—	(0.54)	7.43	(4.56)		77,013	1.01		1.01		5.15		34

Hartford International Opportunities HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$16.56	$0.08	$(1.05)	$(0.97)	$—	$—	$—	$15.59	(5.86	)%(4)	$916,529	0.76	%(5)	0.76	%(5)	1.08	%(5)	60%
IB	16.80	0.06	(1.07)	(1.01)	—	—	—	15.79	(6.01	)(4)	119,941	1.01	(5)	1.01	(5)	0.84	(5)	60

For the Year Ended December 31, 2019
IA	$13.91	$0.27	$3.30	$3.57	$(0.30)	$(0.62)	$(0.92)	$16.56	26.43%		$1,093,030	0.74%		0.74%		1.74%		88%
IB	14.09	0.24	3.35	3.59	(0.26)	(0.62)	(0.88)	16.80	26.14		135,655	0.99		0.99		1.48		88

For the Year Ended December 31, 2018
IA	$17.46	$0.26	$(3.49)	$(3.23)	$(0.32)	$—	$(0.32)	$13.91	(18.74)%		$1,000,295	0.73%		0.73%		1.55%		80%
IB	17.68	0.22	(3.53)	(3.31)	(0.28)	—	(0.28)	14.09	(18.96)		120,635	0.98		0.98		1.28		80

For the Year Ended December 31, 2017
IA	$14.14	$0.24	$3.31	$3.55	$(0.23)	$—	$(0.23)	$17.46	25.25%		$1,418,078	0.73%		0.73%		1.46%		91%
IB	14.31	0.21	3.35	3.56	(0.19)	—	(0.19)	17.68	24.99		162,442	0.98		0.98		1.28		91

The accompanying notes are an integral part of these financial statements.

130

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford International Opportunities HLS Fund – (continued)

For the Year Ended December 31, 2016
IA	$14.19	$0.24	$(0.06)	$0.18	$(0.23)	$—	$(0.23)	$14.14	1.26%		$1,086,762	0.76%		0.76%		1.74%		95%
IB	14.36	0.21	(0.07)	0.14	(0.19)	—	(0.19)	14.31	0.94		147,343	1.01		1.01		1.50		95

For the Year Ended December 31, 2015
IA	$14.13	$0.22	$0.06	$0.28	$(0.22)	$—	$(0.22)	$14.19	1.88%		$1,146,250	0.74%		0.74%		1.47%		68%
IB	14.29	0.18	0.06	0.24	(0.17)	—	(0.17)	14.36	1.65		171,538	0.99		0.99		1.21		68

Hartford MidCap HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$38.17	$0.01	$(1.94)	$(1.93)	$—	$—	$—	$36.24	(5.06	)%(4)	$1,778,723	0.70	%(5)	0.70	%(5)	0.06	%(5)	24%
IB	36.90	(0.03)	(1.88)	(1.91)	—	—	—	34.99	(5.18	)(4)	46,474	0.95	(5)	0.95	(5)	(0.19	)(5)	24

For the Year Ended December 31, 2019
IA	$33.77	$0.05	$10.56	$10.61	$(0.07)	$(6.14)	$(6.21)	$38.17	32.87%		$2,045,156	0.69%		0.69%		0.12%		29%
IB	32.85	(0.05)	10.24	10.19	—	(6.14)	(6.14)	36.90	32.49		55,049	0.94		0.94		(0.12)		29

For the Year Ended December 31, 2018
IA	$40.10	$0.01	$(2.35)	$(2.34)	$(0.01)	$(3.98)	$(3.99)	$33.77	(7.44)%		$1,768,712	0.69%		0.69%		0.03%		35%
IB	39.18	(0.09)	(2.26)	(2.35)	—	(3.98)	(3.98)	32.85	(7.65)		46,186	0.94		0.94		(0.22)		35

For the Year Ended December 31, 2017
IA	$33.83	$0.01	$8.11	$8.12	$—	$(1.85)	$(1.85)	$40.10	24.47%		$2,156,044	0.70%		0.70%		0.02%		36%
IB	33.17	(0.08)	7.94	7.86	—	(1.85)	(1.85)	39.18	24.17		58,850	0.95		0.95		(0.23)		36

For the Year Ended December 31, 2016
IA	$33.66	$0.05	$3.80	$3.85	$(0.06)	$(3.62)	$(3.68)	$33.83	11.98%		$1,721,029	0.71%		0.71%		0.16%		32%
IB	33.11	(0.03)	3.72	3.69	(0.01)	(3.62)	(3.63)	33.17	11.69		93,567	0.96		0.96		(0.09)		32

For the Year Ended December 31, 2015
IA	$37.28	$0.03	$0.83	$0.86	$(0.03)	$(4.45)	$(4.48)	$33.66	1.60%		$1,647,715	0.70%		0.70%		0.08%		38%
IB	36.83	(0.06)	0.82	0.76	(0.03)	(4.45)	(4.48)	33.11	1.34		104,395	0.95		0.95		(0.16)		38

Hartford MidCap Growth HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$8.17	$(0.02)	$0.22	$0.20	$—	$—	$—	$8.37	2.45	%(4)	$81,491	0.92	%(5)	0.92	%(5)	(0.44	)%(5)	41%
IB	8.11	(0.03)	0.21	0.18	—	—	—	8.29	2.22	(4)	14,234	1.17	(5)	1.17	(5)	(0.69	)(5)	41

For the Year Ended December 31, 2019
IA	$7.17	$(0.03)	$2.70	$2.67	$(0.05)	$(1.62)	$(1.67)	$8.17	39.79%		$86,859	0.92%		0.92%		(0.35)%		47%
IB	7.12	(0.05)	2.68	2.63	(0.02)	(1.62)	(1.64)	8.11	39.56		15,405	1.17		1.17		(0.60)		47

For the Year Ended December 31, 2018
IA	$8.81	$0.02	$(0.74)	$(0.72)	$(0.06)	$(0.86)	$(0.92)	$7.17	(10.05)%		$64,744	0.91%		0.91%		0.20%		160%
IB	8.75	—	(0.73)	(0.73)	(0.04)	(0.86)	(0.90)	7.12	(10.25)		11,363	1.16		1.16		(0.05)		160

For the Year Ended December 31, 2017
IA	$8.03	$0.08	$1.04	$1.12	$(0.07)	$(0.27)	$(0.34)	$8.81	14.43%		$84,144	0.92%		0.92%		0.91%		82%
IB	7.99	0.05	1.03	1.08	(0.05)	(0.27)	(0.32)	8.75	13.94		14,851	1.17		1.17		0.66		82

For the Year Ended December 31, 2016
IA	$7.45	$0.09	$1.09	$1.18	$(0.11)	$(0.49)	$(0.60)	$8.03	16.48%		$87,752	0.92%		0.92%		1.25%		96%
IB	7.40	0.07	1.09	1.16	(0.08)	(0.49)	(0.57)	7.99	16.33		17,125	1.17		1.17		1.01		96

For the Year Ended December 31, 2015
IA	$9.47	$0.12	$(0.46)	$(0.34)	$(0.12)	$(1.56)	$(1.68)	$7.45	(4.73)%		$79,379	0.88%		0.88%		1.39%		80%
IB	9.41	0.10	(0.46)	(0.36)	(0.09)	(1.56)	(1.65)	7.40	(4.97)		16,501	1.13		1.13		1.12		80

The accompanying notes are an integral part of these financial statements.

131

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford MidCap Value HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$11.19	$0.05	$(2.33)	$(2.28)	$—	$—	$—	$8.91	(20.38	)%(4)	$185,864	0.87	%(5)	0.84	%(5)	1.13	%(5)	40%
IB	11.12	0.04	(2.31)	(2.27)	—	—	—	8.85	(20.41	)(4)	54,331	1.12	(5)	1.09	(5)	0.87	(5)	40

For the Year Ended December 31, 2019
IA	$9.93	$0.12	$2.74	$2.86	$(0.11)	$(1.49)	$(1.60)	$11.19	31.20%		$247,804	0.86%		0.82%		1.04%		51%
IB	9.88	0.09	2.72	2.81	(0.08)	(1.49)	(1.57)	11.12	30.88		73,025	1.11		1.07		0.79		51

For the Year Ended December 31, 2018
IA	$12.60	$0.08	$(1.76)	$(1.68)	$(0.13)	$(0.86)	$(0.99)	$9.93	(14.57)%		$216,868	0.85%		0.85%		0.63%		42%
IB	12.50	0.05	(1.75)	(1.70)	(0.06)	(0.86)	(0.92)	9.88	(14.77)		64,800	1.10		1.10		0.38		42

For the Year Ended December 31, 2017
IA	$12.00	$0.05	$1.47	$1.52	$(0.07)	$(0.85)	$(0.92)	$12.60	13.47%		$287,688	0.86%		0.86%		0.39%		32%
IB	11.91	0.02	1.46	1.48	(0.04)	(0.85)	(0.89)	12.50	13.18		87,149	1.11		1.11		0.14		32

For the Year Ended December 31, 2016
IA	$12.33	$0.07	$1.40	$1.47	$(0.07)	$(1.73)	$(1.80)	$12.00	12.82%		$289,872	0.86%		0.86%		0.61%		38%
IB	12.24	0.04	1.39	1.43	(0.03)	(1.73)	(1.76)	11.91	12.56		89,704	1.11		1.11		0.36		38

For the Year Ended December 31, 2015
IA	$14.60	$0.07	$(0.15)	$(0.08)	$(0.09)	$(2.10)	$(2.19)	$12.33	(1.21)%		$291,174	0.84%		0.84%		0.49%		29%
IB	14.50	0.03	(0.15)	(0.12)	(0.04)	(2.10)	(2.14)	12.24	(1.45)		91,720	1.09		1.09		0.24		29

Hartford Small Cap Growth HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$29.72	$0.02	$(1.44)	$(1.42)	$—	$—	$—	$28.30	(4.78	)%(4)	$890,864	0.64	%(5)	0.64	%(5)	0.12	%(5)	36%
IB	28.53	(0.02)	(1.37)	(1.39)	—	—	—	27.14	(4.91	)(4)	327,087	0.89	(5)	0.89	(5)	(0.13	)(5)	36

For the Year Ended December 31, 2019
IA	$26.76	$0.03	$8.61	$8.64	$—	$(5.68)	$(5.68)	$29.72	35.81%		$954,063	0.64%		0.64%		0.11%		42%
IB	25.95	(0.04)	8.30	8.26	—	(5.68)	(5.68)	28.53	35.45		381,057	0.89		0.89		(0.14)		42

For the Year Ended December 31, 2018
IA	$32.13	$(0.01)	$(3.27)	$(3.28)	$—	$(2.09)	$(2.09)	$26.76	(11.70)%		$803,907	0.64%		0.64%		(0.03)%		86%
IB	31.28	(0.09)	(3.15)	(3.24)	—	(2.09)	(2.09)	25.95	(11.89)		312,475	0.89		0.89		(0.28)		86

For the Year Ended December 31, 2017
IA	$26.77	$(0.02)	$5.39	$5.37	$(0.01)	$—	$(0.01)	$32.13	20.07%		$960,690	0.65%		0.65%		(0.06)%		51%
IB	26.12	(0.09)	5.25	5.16	—	—	—	31.28	19.75		374,342	0.90		0.90		(0.31)		51

For the Year Ended December 31, 2016
IA	$24.93	$0.04	$2.98	$3.02	$(0.04)	$(1.14)	$(1.18)	$26.77	12.37%		$972,576	0.65%		0.65%		0.17%		51%
IB	24.38	(0.02)	2.90	2.88	—	(1.14)	(1.14)	26.12	12.08		226,557	0.90		0.90		(0.08)		51

For the Year Ended December 31, 2015
IA	$27.95	$0.07	$(0.02)	$0.05	$(0.02)	$(3.05)	$(3.07)	$24.93	(0.55)%		$913,414	0.65%		0.65%		0.25%		59%
IB	27.44	(0.01)	—	(0.01)	—	(3.05)	(3.05)	24.38	(0.79)		209,948	0.90		0.90		(0.03)		59

Hartford Small Company HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$20.45	$– (9)	$0.97	$0.97	$—	$—	$—	$21.42	4.74	%(4)	$384,034	0.80	%(5)	0.80	%(5)	(0.23	)%(5)	61%
IB	18.44	– (9)	0.84	0.84	—	—	—	19.28	4.56	(4)	47,625	1.06	(5)	1.06	(5)	(0.50	)(5)	61

For the Year Ended December 31, 2019
IA	$18.38	$(0.05)	$6.36	$6.31	$—	$(4.24)	$(4.24)	$20.45	37.00%		$572,642	0.79%		0.79%		(0.23)%		79%
IB	16.94	(0.09)	5.83	5.74	—	(4.24)	(4.24)	18.44	36.77		51,691	1.04		1.04		(0.49)		79

The accompanying notes are an integral part of these financial statements.

132

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Small Company HLS Fund – (continued)

For the Year Ended December 31, 2018
IA	$20.42	$(0.10)		$(0.46)		$(0.56)	$—	$(1.48)	$(1.48)	$18.38	(4.23)%		$473,098	0.78%		0.78%		(0.47)%		100%
IB	18.97	(0.15)		(0.40)		(0.55)	—	(1.48)	(1.48)	16.94	(4.51)		46,402	1.03		1.03		(0.73)		100

For the Year Ended December 31, 2017
IA	$16.16	$(0.06)		$4.32		$4.26	$—	$—	$—	$20.42	26.36%		$551,010	0.78%		0.78%		(0.33)%		107%
IB	15.05	(0.10)		4.02		3.92	—	—	—	18.97	26.05		57,193	1.03		1.03		(0.58)		107

For the Year Ended December 31, 2016
IA	$17.52	$(0.01)		$0.33	(7)	$0.32	$—	$(1.68)	$(1.68)	$16.16	2.04%		$834,044	0.76%		0.76%		(0.08)%		94%
IB	16.47	(0.05)		0.31	(7)	0.26	—	(1.68)	(1.68)	15.05	1.81		73,108	1.01		1.01		(0.34)		94

For the Year Ended December 31, 2015
IA	$23.33	$(0.02)		$(1.43)		$(1.45)	$—	$(4.36)	$(4.36)	$17.52	(8.21)%		$1,117,778	0.71%		0.71%		(0.11)%		88%
IB	22.24	(0.07)		(1.34)		(1.41)	—	(4.36)	(4.36)	16.47	(8.45)		98,501	0.96		0.96		(0.36)		88

Hartford Stock HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$92.58	$0.70		$(7.17)		$(6.47)	$—	$—	$—	$86.11	(6.99	)%(4)	$1,204,798	0.52	%(5)	0.52	%(5)	1.63	%(5)	8%
IB	92.57	0.59		(7.17)		(6.58)	—	—	—	85.99	(7.11	)(4)	116,586	0.77	(5)	0.77	(5)	1.38	(5)	8

For the Year Ended December 31, 2019
IA	$78.10	$1.43		$22.40		$23.83	$(1.46)	$(7.89)	$(9.35)	$92.58	31.22%		$1,375,643	0.51%		0.51%		1.59%		15%
IB	78.11	1.20		22.39		23.59	(1.24)	(7.89)	(9.13)	92.57	30.89		133,951	0.76		0.76		1.34		15

For the Year Ended December 31, 2018
IA	$79.57	$1.31		$(1.45)		$(0.14)	$(1.33)	$—	$(1.33)	$78.10	(0.14)%		$1,201,873	0.51%		0.51%		1.60%		22%
IB	79.54	1.10		(1.43)		(0.33)	(1.10)	—	(1.10)	78.11	(0.38)		120,176	0.76		0.76		1.34		22

For the Year Ended December 31, 2017
IA	$67.55	$1.30		$12.10		$13.40	$(1.38)	$—	$(1.38)	$79.57	19.85%		$1,378,245	0.52%		0.52%		1.76%		14%
IB	67.53	1.11		12.08		13.19	(1.18)	—	(1.18)	79.54	19.54		143,370	0.77		0.77		1.51		14

For the Year Ended December 31, 2016
IA	$64.06	$1.14		$3.61		$4.75	$(1.26)	$—	$(1.26)	$67.55	7.41%		$1,312,626	0.52%		0.52%		1.72%		29%
IB	64.03	0.97		3.61		4.58	(1.08)	—	(1.08)	67.53	7.14		140,317	0.77		0.77		1.47		29

For the Year Ended December 31, 2015
IA	$63.49	$1.19		$0.56		$1.75	$(1.18)	$—	$(1.18)	$64.06	2.74%		$1,388,110	0.51%		0.51%		1.86%		23%
IB	63.46	1.03		0.54		1.57	(1.00)	—	(1.00)	64.03	2.48		155,722	0.76		0.76		1.61		23

Hartford Total Return Bond HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$11.44	$0.16		$0.46		$0.62	$—	$—	$—	$12.06	5.42	%(4)	$1,827,727	0.51	%(5)	0.51	%(5)	2.80	%(5)	35%
IB	11.38	0.15		0.45		0.60	—	—	—	11.98	5.27	(4)	211,465	0.76	(5)	0.76	(5)	2.55	(5)	35

For the Year Ended December 31, 2019
IA	$10.76	$0.36	(10)	$0.77	(10)	$1.13	$(0.45)	$—	$(0.45)	$11.44	10.65%		$1,873,182	0.51%		0.51%		3.16	%(10)	61%
IB	10.70	0.33	(10)	0.77	(10)	1.10	(0.42)	—	(0.42)	11.38	10.32		214,338	0.76		0.76		2.91	(10)	61

For the Year Ended December 31, 2018
IA	$11.32	$0.35		$(0.43)		$(0.08)	$(0.44)	$(0.04)	$(0.48)	$10.76	(0.81)%		$1,871,299	0.51%		0.51%		3.23%		53%
IB	11.25	0.33		(0.43)		(0.10)	(0.41)	(0.04)	(0.45)	10.70	(0.91)		215,123	0.76		0.76		2.98		53

For the Year Ended December 31, 2017
IA	$11.09	$0.34		$0.23		$0.57	$(0.34)	$—	$(0.34)	$11.32	5.16%		$2,157,506	0.51%		0.51%		2.99%		89%
IB	11.03	0.31		0.22		0.53	(0.31)	—	(0.31)	11.25	4.80		248,785	0.76		0.76		2.74		89

The accompanying notes are an integral part of these financial statements.

133

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Total Return Bond HLS Fund – (continued)

For the Year Ended December 31, 2016
IA	$10.93	$0.36	$0.13		$0.49	$(0.29)	$(0.04)	$(0.33)	$11.09	4.49%		$2,244,505	0.52%		0.52%		3.16%		36%
IB	10.87	0.33	0.13		0.46	(0.26)	(0.04)	(0.30)	11.03	4.22		262,187	0.77		0.77		2.91		36

For the Year Ended December 31, 2015
IA	$11.63	$0.33	$(0.39)		$(0.06)	$(0.36)	$(0.28)	$(0.64)	$10.93	(0.59)%		$2,448,280	0.51%		0.51%		2.88%		66%
IB	11.56	0.30	(0.39)		(0.09)	(0.32)	(0.28)	(0.60)	10.87	(0.81)		295,006	0.76		0.76		2.63		66

Hartford Ultrashort Bond HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$10.19	$0.08	$0.05		$0.13	$—	$—	$—	$10.32	1.28	%(4)	$379,187	0.45	%(5)	0.45	%(5)	1.55	%(5)	32%
IB	10.18	0.07	0.05		0.12	—	—	—	10.30	1.18	(4)	57,686	0.70	(5)	0.70	(5)	1.29	(5)	32

For the Year Ended December 31, 2019
IA	$10.10	$0.23	$0.05		$0.28	$(0.19)	$—	$(0.19)	$10.19	2.81%		$393,590	0.45%		0.45%		2.21%		70%
IB	10.09	0.20	0.06		0.26	(0.17)	—	(0.17)	10.18	2.54		57,142	0.70		0.70		1.96		70

For the Year Ended December 31, 2018
IA	$10.06	$0.18	$(0.02)		$0.16	$(0.12)	$—	$(0.12)	$10.10	1.57%		$437,160	0.45%		0.45%		1.77%		51%
IB	10.05	0.15	(0.02)		0.13	(0.09)	—	(0.09)	10.09	1.27		64,859	0.70		0.70		1.52		51

For the Year Ended December 31, 2017
IA	$10.04	$0.10	$–	(7)	$0.10	$(0.08)	$—	$(0.08)	$10.06	1.01%		$460,643	0.45%		0.45%		1.00%		60%
IB	10.02	0.07	0.01	(7)	0.08	(0.05)	—	(0.05)	10.05	0.80		65,424	0.70		0.70		0.75		60

For the Year Ended December 31, 2016
IA	$9.99	$0.06	$0.04		$0.10	$(0.05)	$—	$(0.05)	$10.04	0.97%		$533,091	0.45%		0.45%		0.61%		51%
IB	9.97	0.04	0.02		0.06	(0.01)	—	(0.01)	10.02	0.64		78,658	0.70		0.70		0.35		51

For the Year Ended December 31, 2015
IA	$10.01	$0.03	$(0.02)		$0.01	$(0.03)	$—	$(0.03)	$9.99	0.13%		$611,087	0.43%		0.43%		0.33%		35%
IB	9.98	0.01	(0.02)		(0.01)	—	—	—	9.97	(0.09)		96,970	0.68		0.68		0.08		35

Hartford U.S. Government Securities HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$10.31	$0.09	$0.46		$0.55	$—	$—	$—	$10.86	5.33	%(4)	$277,065	0.52	%(5)	0.52	%(5)	1.71	%(5)	58%
IB	10.30	0.08	0.46		0.54	—	—	—	10.84	5.24	(4)	55,331	0.77	(5)	0.77	(5)	1.46	(5)	58

For the Year Ended December 31, 2019
IA	$10.05	$0.21	$0.32		$0.53	$(0.27)	$—	$(0.27)	$10.31	5.22%		$265,860	0.51%		0.51%		2.07%		44%
IB	10.04	0.19	0.31		0.50	(0.24)	—	(0.24)	10.30	4.93		55,524	0.76		0.76		1.82		44

For the Year Ended December 31, 2018
IA	$10.21	$0.21	$(0.13)		$0.08	$(0.24)	$—	$(0.24)	$10.05	0.85%		$286,243	0.52%		0.52%		2.08%		42%
IB	10.20	0.18	(0.13)		0.05	(0.21)	—	(0.21)	10.04	0.55		59,340	0.77		0.77		1.83		42

For the Year Ended December 31, 2017
IA	$10.30	$0.19	$(0.05)		$0.14	$(0.23)	$—	$(0.23)	$10.21	1.32%		$329,889	0.51%		0.51%		1.79%		109%
IB	10.28	0.16	(0.04)		0.12	(0.20)	—	(0.20)	10.20	1.11		70,185	0.76		0.76		1.54		109

For the Year Ended December 31, 2016
IA	$10.34	$0.18	$(0.02	)(7)	$0.16	$(0.20)	$—	$(0.20)	$10.30	1.54%		$368,740	0.51%		0.51%		1.67%		81%
IB	10.32	0.15	(0.02	)(7)	0.13	(0.17)	—	(0.17)	10.28	1.27		79,489	0.76		0.76		1.42		81

For the Year Ended December 31, 2015
IA	$10.37	$0.16	$—		$0.16	$(0.19)	$—	$(0.19)	$10.34	1.56%		$412,060	0.49%		0.49%		1.53%		42%
IB	10.34	0.13	0.01		0.14	(0.16)	—	(0.16)	10.32	1.35		90,088	0.74		0.74		1.28		42

The accompanying notes are an integral part of these financial statements.

134

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Value HLS Fund

For the Six-Month Period Ended June 30, 2020 (Unaudited)
IA	$14.36	$0.14	$(2.38)	$(2.24)	$—	$—	$—	$12.12	(15.53	)%(4)	$303,065	0.73	%(5)	0.73	%(5)	2.18	%(5)	26%
IB	14.34	0.12	(2.37)	(2.25)	—	—	—	12.09	(15.69	)(4)	48,167	0.98	(5)	0.98	(5)	1.93	(5)	26

For the Year Ended December 31, 2019
IA	$12.81	$0.25	$3.08	$3.33	$(0.28)	$(1.50)	$(1.78)	$14.36	27.71%		$382,127	0.72%		0.72%		1.76%		43%
IB	12.79	0.21	3.08	3.29	(0.24)	(1.50)	(1.74)	14.34	27.46		61,944	0.97		0.97		1.51		43

For the Year Ended December 31, 2018
IA	$16.05	$0.28	$(1.75)	$(1.47)	$(0.25)	$(1.52)	$(1.77)	$12.81	(10.18)%		$353,040	0.71%		0.71%		1.80%		28%
IB	16.02	0.24	(1.74)	(1.50)	(0.21)	(1.52)	(1.73)	12.79	(10.40)		58,204	0.96		0.96		1.55		28

For the Year Ended December 31, 2017
IA	$15.27	$0.25	$1.98	$2.23	$(0.28)	$(1.17)	$(1.45)	$16.05	15.44%		$450,788	0.80%		0.80%		1.56%		14%
IB	15.26	0.21	1.96	2.17	(0.24)	(1.17)	(1.41)	16.02	15.04		75,698	1.05		1.05		1.31		14

For the Year Ended December 31, 2016
IA	$15.58	$0.28	$1.75	$2.03	$(0.26)	$(2.08)	$(2.34)	$15.27	13.69%		$446,411	0.80%		0.80%		1.83%		15%
IB	15.57	0.24	1.75	1.99	(0.22)	(2.08)	(2.30)	15.26	13.46		77,796	1.05		1.05		1.58		15

For the Year Ended December 31, 2015
IA	$16.89	$0.26	$(0.77)	$(0.51)	$(0.26)	$(0.54)	$(0.80)	$15.58	(3.08)%		$455,713	0.78%		0.78%		1.56%		19%
IB	16.88	0.22	(0.77)	(0.55)	(0.22)	(0.54)	(0.76)	15.57	(3.35)		80,052	1.03		1.03		1.30		19

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

The figures do not include sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees would lower the Fund’s performance.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the six month period ended June 30, 2019 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $(0.005) and a decrease to ratio of net investment income to average net assets for less than (0.005)% for each class of shares. Per share data and ratios for periods prior to June 30, 2019 have not been restated to reflect this change in presentation.

(7)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(8)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended December 31, 2019 was an increase to net investment income per share of $0.01, decrease to net realized and unrealized gain (loss) to investments for $(0.01) and an increase to ratio of net investment income to average net assets of 0.07% for each class of shares. Per share data and ratios for periods prior to December 31, 2019 have not been restated to reflect this change in presentation.

(9)	Per share amount is less than $0.005.
(10)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended December 31, 2019 was a decrease to net investment income per share of less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $ (0.005) and a decrease to ratio of net investment income to average net assets of (0.1)% for each class of shares. Per share data and ratios for periods prior to December 31, 2019 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

135

Hartford HLS Funds

Notes to Financial Statements

June 30, 2020 (Unaudited)

1.	Organization:

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of fifteen and four series, respectively, as of June 30, 2020. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Hartford Series Fund, Inc.:

Hartford Balanced HLS Fund (the “Balanced HLS Fund”)

Hartford Capital Appreciation HLS Fund (the “Capital Appreciation HLS Fund”)

Hartford Disciplined Equity HLS Fund (the “Disciplined Equity HLS Fund”)

Hartford Dividend and Growth HLS Fund (the “Dividend and Growth HLS Fund”)

Hartford Global Growth HLS Fund (the “Global Growth HLS Fund”)

Hartford Healthcare HLS Fund (the “Healthcare HLS Fund”)

Hartford High Yield HLS Fund (the “High Yield HLS Fund”)

Hartford International Opportunities HLS Fund (the “International Opportunities HLS Fund”)

Hartford MidCap HLS Fund (the “MidCap HLS Fund”)

Hartford MidCap Value HLS Fund (the “MidCap Value HLS Fund”)

Hartford Small Company HLS Fund (the “Small Company HLS Fund”)

Hartford Stock HLS Fund (the “Stock HLS Fund”)

Hartford Total Return Bond HLS Fund (the “Total Return Bond HLS Fund”)

Hartford Ultrashort Bond HLS Fund (the “Ultrashort Bond HLS Fund”)

Hartford Value HLS Fund (the “Value HLS Fund”)

Hartford HLS Series Fund II, Inc.:

Hartford Growth Opportunities HLS Fund (the “Growth Opportunities HLS Fund”)

Hartford MidCap Growth HLS Fund (the “MidCap Growth HLS Fund”)

Hartford Small Cap Growth HLS Fund (the “Small Cap Growth HLS Fund”)

Hartford U.S. Government Securities HLS Fund (the “U.S. Government Securities HLS Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of insurance companies and certain qualified pension or retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the Funds if permitted in the variable insurance contract prospectus. In addition, participants in certain qualified pension or retirement plans may choose the Funds if permitted by their plans.

Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Each Fund has registered for sale Class IA and IB shares. Each of Capital Appreciation HLS Fund, Disciplined Equity HLS Fund and Growth Opportunities HLS Fund also has registered for sale Class IC shares. As of June 30, 2020, Class IC shares of Disciplined Equity HLS Fund have not commenced operations. Each Fund is closed to certain investors. For more information, please see the Funds’ statutory prospectus. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except certain class specific expenses. Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act. Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are also subject to an administrative services fee.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for each class of shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

136

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the respective Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

137

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

Level 3 Holdings on June 30, 2020

Quantitative Information about Level 3 Fair Value Measurements:

Growth Opportunities HLS Fund
Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range (Weighted Average)	Fair Value at June 30, 2020

Common Stock
Market Approach	EV/Revenue	4.81x	$682,711
Market Approach	EV/EBITDA	9.5x	1,435,399
Market Approach	Price/EPS	$42.70	4,981,406
Last Trade	Trade Price	$5.06	54,351

Total			7,153,867

Escrows
Future Distribution	Discount	20.00%	114,640

Total			114,640

Convertible Preferred Stock
Market Approach	EV/Revenue	1.72x - 6.30x (2.99)	21,775,318
Market Approach	EV/EBITDA	8.4x	2,367,926
Last Trade	Trade price	$7.83	2,032,123
Target Event	Liquidation preference	$11.61	3,408,909

Total			29,584,276

Total			$36,852,783

*

The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

138

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

Small Company HLS Fund
Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range (Weighted Average)	Fair Value at June 30, 2020

Common Stock
Market Approach	EV/EBITDA	5.6x - 9.5x (8.36)	$2,246,180

Total			2,246,180

Escrows
Future Distribution	Discount	20.00%	85,420

Total			85,420

Convertible Preferred Stock
Market Approach	EV/Revenue	3.75x	2,986,801
Target Event	Liquidation preference	$11.61	3,811,687

Total			6,798,488

Total			$9,130,088

*

The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares

139

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized gains, if any, at least once a year. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of June 30, 2020.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of June 30, 2020.

c)

Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of June 30, 2020.

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d)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of June 30, 2020.

e)

Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation-indexed bonds as of June 30, 2020.

f)

Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company’s Board of Directors has delegated to the sub-adviser the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund’s Schedule of Investments, if applicable, for repurchase agreements as of June 30, 2020.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended June 30, 2020, each of Capital Appreciation HLS Fund, High Yield HLS Fund and Total Return Bond HLS Fund had used Foreign Currency Contracts.

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June 30, 2020 (Unaudited)

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended June 30, 2020, each of Balanced HLS Fund, Capital Appreciation HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund had used Futures Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter (“OTC”) options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended June 30, 2020, each of Total Return Bond HLS Fund and U.S. Government Securities HLS Fund had used Options Contracts.

d)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or

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June 30, 2020 (Unaudited)

made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended June 30, 2020, each of Balanced HLS Fund, High Yield HLS Fund and Total Return Bond HLS Fund had used Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

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If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended June 30, 2020, each of Total Return Bond HLS Fund and U.S. Government Securities HLS Fund had used Interest Rate Swap Contracts.

e)	Additional Derivative Instrument Information:

Balanced HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$7,216	$—	$—	$—	$—	$—	$7,216

Total	$7,216	$—	$—	$—	$—	$—	$7,216

Liabilities:
Unrealized depreciation on futures contracts(1)	$62,179	$—	$—	$—	$—	$—	$62,179

Total	$62,179	$—	$—	$—	$—	$—	$62,179

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$684,827	$—	$—	$—	$—	$—	$684,827
Net realized gain (loss) on swap contracts	—	—	(371,871)	—	—	—	(371,871)

Total	$684,827	$—	$(371,871)	$—	$—	$—	$312,956

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$93,206	$—	$—	$—	$—	$—	$93,206

Total	$93,206	$—	$—	$—	$—	$—	$93,206

For the period ended June 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	98
Futures Contracts Short at Number of Contracts	(28)
Swap Contracts at Notional Amount	$12,305,000

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Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

Capital Appreciation HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$75,947	$—	$—	$75,947

Total	$—	$—	$—	$75,947	$—	$—	$75,947

(1)

Amount represents the cumulative depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(10,569,506)	$—	$—	$(10,569,506)
Net realized gain (loss) on foreign currency contracts	—	92,912	—	—	—	—	92,912

Total	$—	$92,912	$—	$(10,569,506)	$—	$—	$(10,476,594)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$106,226	$—	$—	$106,226
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(92,912)	—	—	—	—	(92,912)

Total	$—	$(92,912)	$—	$106,226	$—	$—	$13,314

For the period ended June 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	200
Foreign Currency Contracts Purchased at Contract Amount	$9,500,157
Foreign Currency Contracts Sold at Contract Amount	$9,593,069

High Yield HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$23,177	$—	$—	$—	$—	$23,177
Unrealized appreciation on swap contracts(1)	—	—	96,860	—	—	—	96,860

Total	$—	$23,177	$96,860	$—	$—	$—	$120,037

(1)

Amount represents the cumulative appreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

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June 30, 2020 (Unaudited)

High Yield HLS Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$—	$—	$(329,271)	$—	$—	$—	$(329,271)
Net realized gain (loss) on foreign currency contracts	—	23,507	—	—	—	—	23,507

Total	$—	$23,507	$(329,271)	$—	$—	$—	$(305,764)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$(25,448)	$—	$—	$—	$(25,448)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	63,208	—	—	—	—	63,208

Total	$—	$63,208	$(25,448)	$—	$—	$—	$37,760

For the period ended June 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts at Notional Amount	$2,195,375
Foreign Currency Contracts Purchased at Contract Amount	$611,768
Foreign Currency Contracts Sold at Contract Amount	$5,206,800

Total Return Bond HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$742,411	$—	$—	$—	$—	$—	$742,411
Unrealized appreciation on futures contracts(1)	558,623	—	—	—	—	—	558,623
Unrealized appreciation on foreign currency contracts	—	551,774	—	—	—	—	551,774
Unrealized appreciation on swap contracts(2)	30,624	—	2,321,456	—	—	—	2,352,080

Total	$1,331,658	$551,774	$2,321,456	$—	$—	$—	$4,204,888

Liabilities:
Unrealized depreciation on futures contracts(1)	$1,859,090	$—	$—	$—	$—	$—	$1,859,090
Written options, market value	1,419,062	—	—	—	—	—	1,419,062
Unrealized depreciation on swap contracts(2)	21,345,737	—	9,685,531	—	—	—	31,031,268

Total	$24,623,889	$—	$9,685,531	$—	$—	$—	$34,309,420

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

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Total Return Bond HLS Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$1,576,410	$—	$—	$—	$—	$—	$1,576,410
Net realized gain (loss) on futures contracts	11,236,405	—	—	—	—	—	11,236,405
Net realized gain (loss) on written options contracts	6,742,174	—	—	—	—	—	6,742,174
Net realized gain (loss) on swap contracts	(7,547,936)	—	(12,081,324)	—	—	—	(19,629,260)
Net realized gain (loss) on foreign currency contracts	—	3,784,163	—	—	—	—	3,784,163

Total	$12,007,053	$3,784,163	$(12,081,324)	$—	$—	$—	$3,709,892

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$104,267	$—	$—	$—	$—	$—	$104,267
Net change in unrealized appreciation (depreciation) of futures contracts	37,703	—	—	—	—	—	37,703
Net change in unrealized appreciation (depreciation) of written options contracts	343,443	—	—	—	—	—	343,443
Net change in unrealized appreciation (depreciation) of swap contracts	(15,099,215)	—	(8,862,980)	—	—	—	(23,962,195)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,440,071	—	—	—	—	1,440,071

Total	$(14,613,802)	$1,440,071	$(8,862,980)	$—	$—	$—	$(22,036,711)

For the period ended June 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	21,515,000
Futures Contracts Long at Number of Contracts	2,107
Futures Contracts Short at Number of Contracts	(718)
Written Options Contracts at Number of Contracts	(487,925,600)
Swap Contracts at Notional Amount	$304,092,303
Foreign Currency Contracts Purchased at Contract Amount	$12,895,599
Foreign Currency Contracts Sold at Contract Amount	$70,432,427

U.S. Government Securities HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$306,926	$—	$—	$—	$—	$—	$306,926

Total	$306,926	$—	$—	$—	$—	$—	$306,926

Liabilities:
Unrealized depreciation on futures contracts(1)	$53,554	$—	$—	$—	$—	$—	$53,554
Unrealized depreciation on swap contracts(2)	2,630,297	—	—	—	—	—	2,630,297

Total	$2,683,851	$—	$—	$—	$—	$—	$2,683,851

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

147

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

U.S. Government Securities HLS Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$7,103,100	$—	$—	$—	$—	$—	$7,103,100
Net realized gain (loss) on written options contracts	13,535	—	—	—	—	—	13,535
Net realized gain (loss) on swap contracts	(1,715,250)	—	—	—	—	—	(1,715,250)

Total	$5,401,385	$—	$—	$—	$—	$—	$5,401,385

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$841,460	$—	$—	$—	$—	$—	$841,460
Net change in unrealized appreciation (depreciation) of swap contracts	(770,170)	—	—	—	—	—	(770,170)

Total	$71,290	$—	$—	$—	$—	$—	$71,290

For the period ended June 30, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	867
Futures Contracts Short at Number of Contracts	(18)
Swap Contracts at Notional Amount	$28,920,000

f)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of June 30, 2020:

Balanced HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$7,216	$(62,179)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	7,216	(62,179)

Derivatives not subject to a MNA	(7,216)	62,179

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Capital Appreciation HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(75,947)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(75,947)

Derivatives not subject to a MNA	—	75,947

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

148

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

High Yield HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$23,177	$—
Swap contracts	96,860	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	120,037	—

Derivatives not subject to a MNA	(96,860)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$23,177	$—

High Yield HLS Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
State Street Global Markets LLC	$23,177	$—	$—	$—	$23,177

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$551,774	$—
Futures contracts	558,623	(1,859,090)
Purchased options	742,411	—
Swap contracts	2,352,080	(31,031,268)
Written options	—	(1,419,062)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,204,888	(34,309,420)

Derivatives not subject to a MNA	(2,908,720)	23,231,419

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,296,168	$(11,078,001)

Total Return Bond HLS Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$10,311	$(10,311)	$—	$—	$—
BNP Paribas Securities Services	29,861	—	—	—	29,861
BOM: not found.	5,159	—	—	—	5,159
Citibank NA	8,651	—	—	—	8,651
Deutsche Bank Securities, Inc.	226,377	(226,377)	—	—	—
Goldman Sachs & Co.	342,421	(342,421)	—	—	—
HSBC Bank USA	30,821	—	—	—	30,821
JP Morgan Chase & Co.	555,778	(187,413)	—	(368,365)	—
Morgan Stanley	16,941	(16,941)	—	—	—
State Street Global Markets LLC	16,032	—	—	—	16,032
UBS AG	53,816	—	—	—	53,816

Total	$1,296,168	$(783,463)	$—	$(368,365)	$144,340

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(75,201)	$10,311	$64,890	$—	$—
Barclays	(144,184)	—	—	—	(144,184)
Credit Suisse International	(3,774,439)	—	—	—	(3,774,439)
Deutsche Bank Securities, Inc.	(428,528)	226,377	202,151	—	—
Goldman Sachs & Co.	(3,591,560)	342,421	3,249,139	—	—
JP Morgan Chase & Co.	(187,413)	187,413	—	—	—
Morgan Stanley	(2,876,676)	16,941	2,859,735	—	—

Total	$(11,078,001)	$783,463	$6,375,915	$—	$(3,918,623)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

149

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

U.S. Government Securities HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$306,926	$(53,554)
Swap contracts	—	(2,630,297)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	306,926	(2,683,851)

Derivatives not subject to a MNA	(306,926)	2,683,851

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. A recent outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

150

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2020. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at June 30, 2020 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced HLS Fund	$1,500,897,472	$44,542,024	$(55,548,580)	$391,933,780
Capital Appreciation HLS Fund	3,364,728,184	722,240,209	(154,604,468)	567,635,741
Disciplined Equity HLS Fund	388,390,811	205,454,986	(12,444,057)	193,010,929
Dividend and Growth HLS Fund	2,120,252,787	763,750,355	(101,451,687)	662,298,668
Global Growth HLS Fund	349,925,731	176,883,986	(3,876,806)	173,007,180
Growth Opportunities HLS Fund	1,351,467,910	518,824,172	(38,323,573)	480,500,599
Healthcare HLS Fund	167,903,036	58,008,178	(9,570,878)	48,437,300
High Yield HLS Fund	228,199,414	6,670,277	(16,089,383)	(9,419,106)
International Opportunities HLS Fund	873,365,738	187,038,574	(18,036,320)	169,002,254
MidCap HLS Fund	1,528,498,502	439,585,241	(112,245,956)	327,339,285
MidCap Growth HLS Fund	76,314,571	22,673,251	(3,608,883)	19,064,368
MidCap Value HLS Fund	236,478,533	23,784,173	(19,730,956)	4,053,217
Small Cap Growth HLS Fund	1,030,603,211	272,058,539	(71,109,489)	200,949,050
Small Company HLS Fund	365,464,168	92,499,129	(19,959,643)	72,539,486
Stock HLS Fund	948,879,877	375,179,484	(10,523,990)	364,655,494
Total Return Bond HLS Fund	2,556,364,269	115,573,087	(70,952,358)	44,620,729
Ultrashort Bond HLS Fund	435,728,278	3,212,940	(299,739)	2,913,201
U.S. Government Securities HLS Fund	331,367,270	10,890,082	(4,498,976)	6,391,106
Value HLS Fund	305,029,489	66,004,458	(20,542,742)	45,461,716

c)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period of time.

At December 31, 2019 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
High Yield HLS Fund	$1,669,478	$17,764,955
International Opportunities HLS Fund	18,338,539	4,457,654
Ultrashort Bond HLS Fund	96,680	481,114
U.S. Government Securities HLS Fund	472,755	26,241,927

Balanced HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Growth HLS Fund, Growth Opportunities HLS Fund, Healthcare HLS Fund, MidCap HLS Fund, MidCap Growth HLS Fund, MidCap Value HLS Fund, Small Cap Growth HLS Fund, Small Company HLS Fund, Stock HLS Fund, Total Return Bond HLS Fund and Value HLS Fund had no capital loss carryforwards for U.S. federal income tax purposes as of December 31, 2019.

During the year ended December 31, 2019, the Total Return Bond HLS Fund, Ultrashort Bond HLS Fund and U.S. Government Securities HLS Fund had utilized $39,899,100, $272,202 and $5,479,153 of prior year capital loss carryforwards, respectively.

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, in accordance with the Fund’s investment objective and policies. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.

151

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2020; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced HLS Fund(1)	0.6800% on first $250 million and;
0.6550% on next $250 million and;
0.6450% on next $500 million and;
0.5950% on next $4 billion and;
0.5925% on next $5 billion and;
0.5900% over $10 billion

Capital Appreciation HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

Disciplined Equity HLS Fund	0.7500% on first $250 million and;
0.6500% on next $250 million and;
0.6000% on next $500 million and;
0.5800% on next $4 billion and;
0.5700% on next $5 billion and;
0.5600% over $10 billion

Dividend and Growth HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

Global Growth HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion

Growth Opportunities HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5975% on next $5 billion and;
0.5950% over $10 billion

Healthcare HLS Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $4.5 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion

High Yield HLS Fund(2)	0.7000% on first $500 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6150% on next $2.5 billion and;
0.6050% on next $5 billion and;
0.5950% over $10 billion

International Opportunities HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

MidCap HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion

152

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

Fund	Management Fee Rates

MidCap Growth HLS Fund	0.8000% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $2 billion and;
0.6900% on next $2 billion and;
0.6800% on next $5 billion and;
0.6700% over $10 billion

MidCap Value HLS Fund(3)	0.8000% on first $500 million and;
0.7250% on next $500 million and;
0.6750% on next $1.5 billion and;
0.6700% on next $2.5 billion and;
0.6650% on next $5 billion and;
0.6600% over $10 billion

Small Cap Growth HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Small Company HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6000% on next $500 million and;
0.5500% on next $3.5 billion and;
0.5300% on next $5 billion and;
0.5200% over $10 billion

Stock HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $4 billion and;
0.4475% on next $5 billion and;
0.4450% over $10 billion

Total Return Bond HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $1.5 billion and;
0.4450% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

Ultrashort Bond HLS Fund	0.4000% on first $5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

U.S. Government Securities HLS Fund	0.4500% on first $500 million and;
0.4450% on next $500 million and;
0.4400% on next $1.5 billion and;
0.4350% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

Value HLS Fund	0.6900% on first $250 million and;
0.6425% on next $250 million and;
0.6325% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

(1)	HFMC contractually agreed to waive investment management fees of 0.03% of average daily net assets until April 30, 2021, for the Balanced HLS Fund.

(2)

HFMC contractually agreed to waive investment management fees of 0.03% of average daily net assets until December 31, 2020, for the High Yield HLS unless the Board of Directors approves its earlier termination.

(3)	HFMC waived a portion of its contractual management fee equal to 0.04% as an annual percentage rate of the MidCap Value HLS Fund’s average daily net assets from January 1, 2020 through April 30, 2020.

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. Effective January 1, 2020, the fund accounting agreement with respect to

153

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

each Fund was modified to reflect a new fee structure. Under this revised fee structure, HFMC is entitled to receive the following fee with respect to each Fund: the sub-accounting fee payable by HFMC to State Street plus the amount of expenses that HFMC allocates for providing the fund accounting services.

c)

Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund.

d)

Fees Paid Indirectly – Hartford HLS Series Fund II, Inc., on behalf of its series except U.S. Government Securities HLS Fund, and Hartford Series Fund, Inc., on behalf of its series except High Yield HLS Fund, Total Return Bond HLS Fund and Ultrashort Bond HLS Fund, have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Funds’ expenses. For the six-month period ended June 30, 2020, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.63%	0.88%	N/A
Capital Appreciation HLS Fund	0.68%	0.93%	1.18%
Disciplined Equity HLS Fund	0.74%	0.99%	N/A
Dividend and Growth HLS Fund	0.69%	0.94%	N/A
Global Growth HLS Fund	0.81%	1.06%	N/A
Growth Opportunities HLS Fund	0.64%	0.89%	1.14%
Healthcare HLS Fund	0.91%	1.16%	N/A
High Yield HLS Fund	0.75%	1.00%	N/A
International Opportunities HLS Fund	0.76%	1.01%	N/A
MidCap HLS Fund	0.70%	0.95%	N/A
MidCap Growth HLS Fund	0.92%	1.17%	N/A
MidCap Value HLS Fund	0.84%	1.09%	N/A
Small Cap Growth HLS Fund	0.64%	0.89%	N/A
Small Company HLS Fund	0.80%	1.05%	N/A
Stock HLS Fund	0.52%	0.77%	N/A
Total Return Bond HLS Fund	0.51%	0.76%	N/A
Ultrashort Bond HLS Fund	0.45%	0.70%	N/A
U.S. Government Securities HLS Fund	0.52%	0.77%	N/A
Value HLS Fund	0.73%	0.98%	N/A

e)

Distribution Plans for Class IB and Class IC Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. Each Company, on behalf of its respective Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares and each Company, on behalf of certain Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IC shares.

Pursuant to the Class IB Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class IC Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for distribution financing activities.

Each Board has the authority to suspend or reduce these payments at any point in time. The distribution fees paid during the period can be found on the Statements of Operations. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.

f)

Administrative Services Fee for Class IC Shares – Certain Funds may pay an administrative services fee to third party insurance companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other administrative services provided to such Class IC shares. The total administrative services fees paid during the period are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

154

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

g)

Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2020, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Balanced HLS Fund	$1,110
Capital Appreciation HLS Fund	2,348
Disciplined Equity HLS Fund	348
Dividend and Growth HLS Fund	1,727
Global Growth HLS Fund	285
Growth Opportunities HLS Fund	909
Healthcare HLS Fund	125
High Yield HLS Fund	132
International Opportunities HLS Fund	638
MidCap HLS Fund	1,131
MidCap Growth HLS Fund	53
MidCap Value HLS Fund	166
Small Cap Growth HLS Fund	714
Small Company HLS Fund	337
Stock HLS Fund	801
Total Return Bond HLS Fund	1,112
Ultrashort Bond HLS Fund	231
U.S. Government Securities HLS Fund	172
Value HLS Fund	228

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Pursuant to a sub-transfer agency agreement between HASCO and DST Asset Manager Solutions, Inc. (“DST”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. The costs and expenses of such delegation are borne by HASCO, not by the Funds. Each Fund pays HASCO a fixed fee annually, plus out of pocket expenses for providing such services. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended June 30, 2020, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class IA		Class IB		Class IC
Balanced HLS Fund	0.00	%*	0.00	%*	N/A
Capital Appreciation HLS Fund	0.00	%*	0.00	%*	0.00	%*
Disciplined Equity HLS Fund	0.00	%*	0.00	%*	N/A
Dividend and Growth HLS Fund	0.00	%*	0.00	%*	N/A
Global Growth HLS Fund	0.00	%*	0.00	%*	N/A
Growth Opportunities HLS Fund	0.00	%*	0.00	%*	0.00	%*
Healthcare HLS Fund	0.00	%*	0.00	%*	N/A
High Yield HLS Fund	0.00	%*	0.00	%*	N/A
International Opportunities HLS Fund	0.00	%*	0.00	%*	N/A
MidCap HLS Fund	0.00	%*	0.00	%*	N/A
MidCap Growth HLS Fund	0.01%		0.01%		N/A
MidCap Value HLS Fund	0.00	%*	0.00	%*	N/A
Small Cap Growth HLS Fund	0.00	%*	0.00	%*	N/A
Small Company HLS Fund	0.00	%*	0.00	%*	N/A
Stock HLS Fund	0.00	%*	0.00	%*	N/A
Total Return Bond HLS Fund	0.00	%*	0.00	%*	N/A
Ultrashort Bond HLS Fund	0.00	%*	0.00	%*	N/A
U.S. Government Securities HLS Fund	0.00	%*	0.00	%*	N/A
Value HLS Fund	0.00	%*	0.00	%*	N/A

*	Percentage rounds to zero

155

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

8.	Securities Lending:

Each Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The High Yield HLS Fund does not currently engage in securities lending.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of June 30, 2020.

Fund	Investment Securities on Loan, at market value, Presented on the Statement of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Balanced HLS Fund	$13,434,527	$(13,434,527)	$—
Capital Appreciation HLS Fund	63,174,774	(63,174,774)	—
Disciplined Equity HLS Fund	—	—	—
Dividend and Growth HLS Fund	1,205,829	(1,205,829)	—
Global Growth HLS Fund	4,191,398	(4,191,398)	—
Growth Opportunities HLS Fund	23,030,318	(23,030,318)	—
Healthcare HLS Fund	1,034,335	(1,034,335)	—
International Opportunities HLS Fund	24,784,007	(24,784,007)	—
MidCap HLS Fund	28,480,039	(28,480,039)	—
MidCap Growth HLS Fund	—	—	—
MidCap Value HLS Fund	—	—	—
Small Cap Growth HLS Fund	5,746,596	(5,746,596)	—
Small Company HLS Fund	5,345,384	(5,345,384)	—
Stock HLS Fund	—	—	—
Total Return Bond HLS Fund	5,601,781	(5,601,781)	—
Ultrashort Bond HLS Fund	—	—	—
U.S. Government Securities HLS Fund	—	—	—
Value HLS Fund	3,576,355	(3,576,355)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

156

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Balanced HLS Fund	$685,760	$13,071,138
Capital Appreciation HLS Fund	48,306,310	17,007,983
Disciplined Equity HLS Fund	—	—
Dividend and Growth HLS Fund	1,247,692	—
Global Growth HLS Fund	4,258,648	53,770
Growth Opportunities HLS Fund	23,293,377	—
Healthcare HLS Fund	1,038,005	—
International Opportunities HLS Fund	14,388,965	11,880,134
MidCap HLS Fund	28,647,972	—
MidCap Growth HLS Fund	—	—
MidCap Value HLS Fund	—	—
Small Cap Growth HLS Fund	5,814,508	—
Small Company HLS Fund	5,319,613	—
Stock HLS Fund	—	—
Total Return Bond HLS Fund	5,755,120	—
Ultrashort Bond HLS Fund	—	—
U.S. Government Securities HLS Fund	—	—
Value HLS Fund	—	3,693,750

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Balanced HLS Fund
Securities Lending Transactions(1)
Common Stocks	$684,410	$—	$—	$—	$684,410
Corporate Bonds	1,328	—	—	—	1,328
Municipal Bonds	22	—	—	—	22

Total Borrowings	$685,760	$—	$—	$—	$685,760

Gross amount of recognized liabilities for securities lending transactions					$685,760

Capital Appreciation HLS Fund
Securities Lending Transactions(1)
Common Stocks	$48,306,310	$—	$—	$—	$48,306,310

Total Borrowings	$48,306,310	$—	$—	$—	$48,306,310

Gross amount of recognized liabilities for securities lending transactions					$48,306,310

Dividend and Growth HLS Fund
Securities Lending Transactions(1)
Common Stocks	$1,247,692	$—	$—	$—	$1,247,692

Total Borrowings	$1,247,692	$—	$—	$—	$1,247,692

Gross amount of recognized liabilities for securities lending transactions					$1,247,692

Global Growth HLS Fund
Securities Lending Transactions(1)
Common Stocks	$4,258,648	$—	$—	$—	$4,258,648

Total Borrowings	$4,258,648	$—	$—	$—	$4,258,648

Gross amount of recognized liabilities for securities lending transactions					$4,258,648

Growth Opportunities HLS Fund
Securities Lending Transactions(1)
Common Stocks	$23,293,377	$—	$—	$—	$23,293,377

Total Borrowings	$23,293,377	$—	$—	$—	$23,293,377

Gross amount of recognized liabilities for securities lending transactions					$23,293,377

157

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Healthcare HLS Fund
Securities Lending Transactions(1)
Common Stocks	$1,038,005	$—	$—	$—	$1,038,005

Total Borrowings	$1,038,005	$—	$—	$—	$1,038,005

Gross amount of recognized liabilities for securities lending transactions					$1,038,005

International Opportunities HLS Fund
Securities Lending Transactions(1)
Common Stocks	$14,388,965	$—	$—	$—	$14,388,965

Total Borrowings	$14,388,965	$—	$—	$—	$14,388,965

Gross amount of recognized liabilities for securities lending transactions					$14,388,965

MidCap HLS Fund
Securities Lending Transactions(1)
Common Stocks	$28,647,972	$—	$—	$—	$28,647,972

Total Borrowings	$28,647,972	$—	$—	$—	$28,647,972

Gross amount of recognized liabilities for securities lending transactions					$28,647,972

Small Cap Growth HLS Fund
Securities Lending Transactions(1)
Common Stocks	$5,814,508	$—	$—	$—	$5,814,508

Total Borrowings	$5,814,508	$—	$—	$—	$5,814,508

Gross amount of recognized liabilities for securities lending transactions					$5,814,508

Small Company HLS Fund
Securities Lending Transactions(1)
Common Stocks	$5,319,613	$—	$—	$—	$5,319,613

Total Borrowings	$5,319,613	$—	$—	$—	$5,319,613

Gross amount of recognized liabilities for securities lending transactions					$5,319,613

Total Return Bond HLS Fund
Securities Lending Transactions(1)
Corporate Bonds	$718,208	$—	$—	$—	$718,208
Municipal Bonds	5,036,912	—	—	—	5,036,912

Total Borrowings	$5,755,120	$—	$—	$—	$5,755,120

Gross amount of recognized liabilities for securities lending transactions					$5,755,120

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

158

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

10.	Investment Transactions:

For the six-month period ended June 30, 2020, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced HLS Fund	$396,639,577	$480,492,569	$67,167,008	$114,670,141	$463,806,585	$595,162,710
Capital Appreciation HLS Fund	1,959,765,525	2,209,721,283	—	—	1,959,765,525	2,209,721,283
Disciplined Equity HLS Fund	72,394,654	115,784,885	—	—	72,394,654	115,784,885
Dividend and Growth HLS Fund	491,770,009	610,534,269	—	—	491,770,009	610,534,269
Global Growth HLS Fund	132,216,995	168,921,155	—	—	132,216,995	168,921,155
Growth Opportunities HLS Fund	961,695,066	1,079,181,365	—	—	961,695,066	1,079,181,365
Healthcare HLS Fund	57,765,544	82,671,996	—	—	57,765,544	82,671,996
High Yield HLS Fund	60,119,672	72,516,107	—	—	60,119,672	72,516,107
International Opportunities HLS Fund	625,960,306	727,707,944	—	—	625,960,306	727,707,944
MidCap HLS Fund	442,381,358	580,471,317	—	—	442,381,358	580,471,317
MidCap Growth HLS Fund	36,910,286	45,368,682	—	—	36,910,286	45,368,682
MidCap Value HLS Fund	103,158,627	114,994,325	—	—	103,158,627	114,994,325
Small Cap Growth HLS Fund	418,744,815	451,010,325	—	—	418,744,815	451,010,325
Small Company HLS Fund	296,501,823	336,002,183	—	—	296,501,823	336,002,183
Stock HLS Fund	111,100,691	197,283,958	—	—	111,100,691	197,283,958
Total Return Bond HLS Fund	516,229,477	390,031,667	175,681,756	8,084,448,333	691,911,233	8,474,480,000
Ultrashort Bond HLS Fund	88,201,377	122,586,806	43,647,227	50,015,365	131,848,604	172,602,171
U.S. Government Securities HLS Fund	13,175,793	28,359,600	168,145,773	148,289,904	181,321,566	176,649,504
Value HLS Fund	97,149,534	124,022,103	—	—	97,149,534	124,022,103

11.	Capital Share Transactions:

The following information is for the six-month period ended June 30, 2020, and the year ended December 31, 2019:

Balanced HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	200,537	$5,830,836	370,207	$11,072,683
Shares Issued for Reinvested Dividends	—	—	6,502,840	185,511,739
Shares Redeemed	(4,685,186)	(132,545,886)	(8,291,111)	(248,180,201)

Net Increase (Decrease)	(4,484,649)	(126,715,050)	(1,418,064)	(51,595,779)

Class IB
Shares Sold	134,711	$3,876,195	89,913	$2,736,736
Shares Issued for Reinvested Dividends	—	—	821,698	23,789,456
Shares Redeemed	(572,333)	(16,530,256)	(1,116,398)	(33,903,098)

Net Increase (Decrease)	(437,622)	(12,654,061)	(204,787)	(7,376,906)

Total Net Increase (Decrease)	(4,922,271)	$(139,369,111)	(1,622,851)	$(58,972,685)

159

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

Capital Appreciation HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	563,200	$22,417,370	442,603	$19,657,868
Shares Issued for Reinvested Dividends	—	—	10,575,503	453,254,297
Shares Redeemed	(5,847,582)	(252,606,808)	(16,294,013)	(749,541,968)

Net Increase (Decrease)	(5,284,382)	(230,189,438)	(5,275,907)	(276,629,803)

Class IB
Shares Sold	50,377	$2,051,452	89,487	$3,963,852
Shares Issued for Reinvested Dividends	—	—	1,327,697	55,760,662
Shares Redeemed	(794,558)	(33,174,366)	(1,925,404)	(86,699,371)

Net Increase (Decrease)	(744,181)	(31,122,914)	(508,220)	(26,974,857)

Class IC
Shares Sold	62,360	$2,414,372	77,205	$3,513,879
Shares Issued for Reinvested Dividends	—	—	94,517	3,992,375
Shares Redeemed	(82,489)	(3,325,407)	(100,769)	(4,537,643)

Net Increase (Decrease)	(20,129)	(911,035)	70,953	2,968,611

Total Net Increase (Decrease)	(6,048,692)	$(262,223,387)	(5,713,174)	$(300,636,049)

Disciplined Equity HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	395,291	$5,290,215	611,641	$8,940,276
Shares Issued for Reinvested Dividends	—	—	4,665,126	66,982,886
Shares Redeemed	(2,847,880)	(42,523,725)	(6,262,868)	(96,972,372)

Net Increase (Decrease)	(2,452,589)	(37,233,510)	(986,101)	(21,049,210)

Class IB
Shares Sold	87,636	$1,169,442	197,355	$2,940,251
Shares Issued for Reinvested Dividends	—	—	648,866	9,168,659
Shares Redeemed	(497,874)	(7,301,714)	(849,660)	(12,966,500)

Net Increase (Decrease)	(410,238)	(6,132,272)	(3,439)	(857,590)

Total Net Increase (Decrease)	(2,862,827)	$(43,365,782)	(989,540)	$(21,906,800)

Dividend and Growth HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	2,993,771	$55,530,904	2,171,062	$47,176,118
Shares Issued for Reinvested Dividends	—	—	18,976,398	380,717,264
Shares Redeemed	(8,641,770)	(170,082,565)	(19,882,805)	(436,905,756)

Net Increase (Decrease)	(5,647,999)	(114,551,661)	1,264,655	(9,012,374)

Class IB
Shares Sold	271,127	$5,075,450	268,745	$5,804,583
Shares Issued for Reinvested Dividends	—	—	2,566,659	51,049,426
Shares Redeemed	(1,589,938)	(31,730,152)	(2,930,032)	(63,812,310)

Net Increase (Decrease)	(1,318,811)	(26,654,702)	(94,628)	(6,958,301)

Total Net Increase (Decrease)	(6,966,810)	$(141,206,363)	1,170,027	$(15,970,675)

160

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

Global Growth HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	476,392	$12,834,866	443,578	$12,123,928
Shares Issued for Reinvested Dividends	—	—	2,366,444	59,823,693
Shares Redeemed	(1,577,872)	(42,328,891)	(2,394,067)	(66,820,575)

Net Increase (Decrease)	(1,101,480)	(29,494,025)	415,955	5,127,046

Class IB
Shares Sold	55,926	$1,535,800	88,756	$2,360,349
Shares Issued for Reinvested Dividends	—	—	443,479	11,091,398
Shares Redeemed	(334,279)	(8,801,499)	(523,698)	(14,446,839)

Net Increase (Decrease)	(278,353)	(7,265,699)	8,537	(995,092)

Total Net Increase (Decrease)	(1,379,833)	$(36,759,724)	424,492	$4,131,954

Growth Opportunities HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	755,594	$27,677,223	1,132,331	$41,806,606
Shares Issued for Reinvested Dividends	—	—	8,011,645	268,390,103
Shares Redeemed	(2,826,747)	(102,212,125)	(5,110,758)	(197,194,177)

Net Increase (Decrease)	(2,071,153)	(74,534,902)	4,033,218	113,002,532

Class IB
Shares Sold	195,011	$6,701,121	166,719	$6,052,405
Shares Issued for Reinvested Dividends	—	—	1,003,960	31,584,595
Shares Redeemed	(516,720)	(17,492,582)	(702,525)	(25,289,417)

Net Increase (Decrease)	(321,709)	(10,791,461)	468,154	12,347,583

Class IC
Shares Sold	77,165	$2,709,683	229,371	$8,616,930
Shares Issued for Reinvested Dividends	—	—	305,758	9,866,813
Shares Redeemed	(83,342)	(2,787,240)	(97,866)	(3,563,627)

Net Increase (Decrease)	(6,177)	(77,557)	437,263	14,920,116

Total Net Increase (Decrease)	(2,399,039)	$(85,403,920)	4,938,635	$140,270,231

Healthcare HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	589,319	$13,691,266	781,044	$17,515,748
Shares Issued for Reinvested Dividends	—	—	1,181,032	23,301,756
Shares Redeemed	(1,560,452)	(33,836,712)	(6,003,232)	(139,008,140)

Net Increase (Decrease)	(971,133)	(20,145,446)	(4,041,156)	(98,190,636)

Class IB
Shares Sold	51,202	$1,119,298	52,502	$1,098,605
Shares Issued for Reinvested Dividends	—	—	301,351	5,559,926
Shares Redeemed	(222,070)	(4,842,546)	(336,728)	(7,069,613)

Net Increase (Decrease)	(170,868)	(3,723,248)	17,125	(411,082)

Total Net Increase (Decrease)	(1,142,001)	$(23,868,694)	(4,024,031)	$(98,601,718)

161

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

High Yield HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	509,069	$3,913,711	944,313	$7,498,944
Shares Issued for Reinvested Dividends	—	—	1,546,258	11,998,965
Shares Redeemed	(2,298,430)	(17,196,818)	(4,128,219)	(32,826,806)

Net Increase (Decrease)	(1,789,361)	(13,283,107)	(1,637,648)	(13,328,897)

Class IB
Shares Sold	170,958	$1,299,370	385,698	$3,002,302
Shares Issued for Reinvested Dividends	—	—	469,995	3,581,365
Shares Redeemed	(706,664)	(5,131,184)	(1,433,811)	(11,199,904)

Net Increase (Decrease)	(535,706)	(3,831,814)	(578,118)	(4,616,237)

Total Net Increase (Decrease)	(2,325,067)	$(17,114,921)	(2,215,766)	$(17,945,134)

International Opportunities HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	2,447,311	$35,672,772	3,670,173	$57,219,180
Shares Issued for Reinvested Dividends	—	—	3,993,125	59,417,697
Shares Redeemed	(9,651,779)	(133,273,714)	(13,599,042)	(213,803,290)

Net Increase (Decrease)	(7,204,468)	(97,600,942)	(5,935,744)	(97,166,413)

Class IB
Shares Sold	329,272	$4,601,691	470,421	$7,388,314
Shares Issued for Reinvested Dividends	—	—	462,454	6,983,056
Shares Redeemed	(809,959)	(12,138,001)	(1,421,238)	(22,687,414)

Net Increase (Decrease)	(480,687)	(7,536,310)	(488,363)	(8,316,044)

Total Net Increase (Decrease)	(7,685,155)	$(105,137,252)	(6,424,107)	$(105,482,457)

MidCap HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	3,368,050	$112,276,217	3,379,056	$132,078,823
Shares Issued for Reinvested Dividends	—	—	8,523,595	301,703,983
Shares Redeemed	(7,869,355)	(262,256,340)	(10,684,124)	(416,937,937)

Net Increase (Decrease)	(4,501,305)	(149,980,123)	1,218,527	16,844,869

Class IB
Shares Sold	44,755	$1,494,906	119,757	$4,628,774
Shares Issued for Reinvested Dividends	—	—	238,418	8,149,131
Shares Redeemed	(208,485)	(6,588,065)	(272,338)	(10,355,932)

Net Increase (Decrease)	(163,730)	(5,093,159)	85,837	2,421,973

Total Net Increase (Decrease)	(4,665,035)	$(155,073,282)	1,304,364	$19,266,842

162

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

MidCap Growth HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	433,800	$3,301,713	1,431,378	$11,584,365
Shares Issued for Reinvested Dividends	—	—	1,990,837	14,592,833
Shares Redeemed	(1,321,841)	(10,292,980)	(1,823,366)	(14,961,942)

Net Increase (Decrease)	(888,041)	(6,991,267)	1,598,849	11,215,256

Class IB
Shares Sold	135,572	$1,041,777	377,732	$3,143,043
Shares Issued for Reinvested Dividends	—	—	352,058	2,562,984
Shares Redeemed	(318,456)	(2,384,793)	(425,212)	(3,484,333)

Net Increase (Decrease)	(182,884)	(1,343,016)	304,578	2,221,694

Total Net Increase (Decrease)	(1,070,925)	$(8,334,283)	1,903,427	$13,436,950

MidCap Value HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	255,231	$2,034,247	339,708	$3,765,204
Shares Issued for Reinvested Dividends	—	—	3,248,969	32,005,532
Shares Redeemed	(1,551,625)	(14,872,006)	(3,287,018)	(36,580,549)

Net Increase (Decrease)	(1,296,394)	(12,837,759)	301,659	(809,813)

Class IB
Shares Sold	55,563	$481,141	166,668	$1,788,522
Shares Issued for Reinvested Dividends	—	—	969,744	9,453,950
Shares Redeemed	(482,250)	(4,601,991)	(1,129,325)	(12,403,628)

Net Increase (Decrease)	(426,687)	(4,120,850)	7,087	(1,161,156)

Total Net Increase (Decrease)	(1,723,081)	$(16,958,609)	308,746	$(1,970,969)

Small Cap Growth HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	4,755,134	$121,149,597	4,705,468	$138,725,195
Shares Issued for Reinvested Dividends	—	—	5,121,450	130,596,983
Shares Redeemed	(5,384,479)	(142,173,051)	(7,759,736)	(238,252,546)

Net Increase (Decrease)	(629,345)	(21,023,454)	2,067,182	31,069,632

Class IB
Shares Sold	818,076	$20,522,007	1,357,735	$39,797,023
Shares Issued for Reinvested Dividends	—	—	2,576,170	63,116,174
Shares Redeemed	(2,122,099)	(53,304,595)	(2,618,822)	(78,112,025)

Net Increase (Decrease)	(1,304,023)	(32,782,588)	1,315,083	24,801,172

Total Net Increase (Decrease)	(1,933,368)	$(53,806,042)	3,382,265	$55,870,804

163

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

Small Company HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	1,035,603	$19,522,392	2,903,171	$59,916,505
Shares Issued for Reinvested Dividends	—	—	5,501,448	100,841,539
Shares Redeemed	(2,944,197)	(54,950,696)	(6,154,407)	(128,043,271)
Shares Redeemed-In-Kind	(8,160,448)	(118,163,289)	—	—

Net Increase (Decrease)	(10,069,042)	(153,591,593)	2,250,212	32,714,773

Class IB
Shares Sold	76,612	$1,253,467	193,635	$3,651,196
Shares Issued for Reinvested Dividends	—	—	608,025	10,050,660
Shares Redeemed	(410,483)	(7,229,535)	(736,416)	(14,145,202)

Net Increase (Decrease)	(333,871)	(5,976,068)	65,244	(443,346)

Total Net Increase (Decrease)	(10,402,913)	$(159,567,661)	2,315,456	$32,271,427

Stock HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	75,613	$6,355,252	88,143	$8,024,102
Shares Issued for Reinvested Dividends	—	—	1,498,758	133,049,130
Shares Redeemed	(943,388)	(81,087,254)	(2,116,151)	(190,491,309)

Net Increase (Decrease)	(867,775)	(74,732,002)	(529,250)	(49,418,077)

Class IB
Shares Sold	6,412	$547,595	24,363	$2,198,146
Shares Issued for Reinvested Dividends	—	—	143,656	12,720,819
Shares Redeemed	(97,715)	(8,366,269)	(259,517)	(23,318,016)

Net Increase (Decrease)	(91,303)	(7,818,674)	(91,498)	(8,399,051)

Total Net Increase (Decrease)	(959,078)	$(82,550,676)	(620,748)	$(57,817,128)

Total Return Bond HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	8,649,978	$101,060,957	10,292,709	$115,993,996
Shares Issued for Reinvested Dividends	—	—	6,510,117	74,150,238
Shares Redeemed	(20,817,463)	(238,700,280)	(27,038,343)	(303,528,466)

Net Increase (Decrease)	(12,167,485)	(137,639,323)	(10,235,517)	(113,384,232)

Class IB
Shares Sold	780,433	$8,998,586	1,022,576	$11,476,151
Shares Issued for Reinvested Dividends	—	—	705,771	8,003,440
Shares Redeemed	(1,964,416)	(22,427,425)	(2,997,668)	(33,501,141)

Net Increase (Decrease)	(1,183,983)	(13,428,839)	(1,269,321)	(14,021,550)

Total Net Increase (Decrease)	(13,351,468)	$(151,068,162)	(11,504,838)	$(127,405,782)

164

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

Ultrashort Bond HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	3,797,171	$38,877,630	6,425,360	$65,532,098
Shares Issued for Reinvested Dividends	—	—	785,430	7,948,551
Shares Redeemed	(5,685,134)	(58,004,730)	(11,863,152)	(120,750,652)

Net Increase (Decrease)	(1,887,963)	(19,127,100)	(4,652,362)	(47,270,003)

Class IB
Shares Sold	957,213	$9,777,890	867,804	$8,845,950
Shares Issued for Reinvested Dividends	—	—	95,306	964,500
Shares Redeemed	(968,847)	(9,867,536)	(1,777,491)	(18,100,079)

Net Increase (Decrease)	(11,634)	(89,646)	(814,381)	(8,289,629)

Total Net Increase (Decrease)	(1,899,597)	$(19,216,746)	(5,466,743)	$(55,559,632)

U.S. Government Securities HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	4,069,898	$43,140,609	1,925,074	$19,785,037
Shares Issued for Reinvested Dividends	—	—	670,097	6,935,499
Shares Redeemed	(4,338,767)	(46,309,480)	(5,296,273)	(54,286,696)

Net Increase (Decrease)	(268,869)	(3,168,871)	(2,701,102)	(27,566,160)

Class IB
Shares Sold	440,143	$4,630,758	382,786	$3,933,931
Shares Issued for Reinvested Dividends	—	—	125,825	1,302,291
Shares Redeemed	(723,548)	(7,690,646)	(1,030,826)	(10,553,863)

Net Increase (Decrease)	(283,405)	(3,059,888)	(522,215)	(5,317,641)

Total Net Increase (Decrease)	(552,274)	$(6,228,759)	(3,223,317)	$(32,883,801)

Value HLS Fund

	For the Six-Month Period Ended June 30, 2020		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IA
Shares Sold	730,873	$8,524,907	848,038	$12,206,211
Shares Issued for Reinvested Dividends	—	—	3,430,401	44,489,654
Shares Redeemed	(2,339,010)	(30,263,146)	(5,244,949)	(74,374,262)

Net Increase (Decrease)	(1,608,137)	(21,738,239)	(966,510)	(17,678,397)

Class IB
Shares Sold	56,704	$651,418	64,173	$896,863
Shares Issued for Reinvested Dividends	—	—	549,355	7,088,517
Shares Redeemed	(392,204)	(4,986,180)	(844,858)	(12,020,832)

Net Increase (Decrease)	(335,500)	(4,334,762)	(231,330)	(4,035,452)

Total Net Increase (Decrease)	(1,943,637)	$(26,073,001)	(1,197,840)	$(21,713,849)

12.	Redemption In-Kind:

In certain circumstances, a Fund may distribute portfolio securities as payment for redemption of Fund shares (redemption-in-kind). For financial reporting purposes, a Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.

During the six-month period ending June 30, 2020, 8,160,448 shares of the Small Company HLS Fund were redeemed-in-kind. A net realized loss of $2,469,075 on investments delivered through the in-kind redemption is included in realized gain (loss) on the Statements of Operations.

165

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

13.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 5, 2020. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is ratably by assets based on a Fund’s actual net assets if the Fund has total assets of less than or equal to $1.05 billion and for all other participating funds, based on the notional asset level of $1.05 billion. During and as of the six-month period ended June 30, 2020, none of the Funds had borrowings under this facility.

14.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Recent Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management has adopted this guidance and it did not have a material impact on the Funds’ financial statements.

16.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Companies, on behalf of their respective Funds, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended December 31, 2019. EY’s report on the Funds’ financial statements for the fiscal periods ended December 31, 2018 and December 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on December 31, 2018 and December 31, 2019, and through February 26, 2020 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of each Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the fiscal year ended December 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by each Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

17.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended June 30, 2020, events and transactions subsequent to June 30, 2020, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

PwC serves as the Funds’ Independent Registered Public Accounting Firm for the fiscal year ended December 31, 2020.

166

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2020 (Unaudited)

At a meeting held on June 16-17, 2020, the Boards of Directors of each Company approved an Agreement and Plan of Reorganization that provides for the reorganization of each Acquired Fund (each an “Acquired Fund”) identified below into the corresponding Acquiring Fund identified below (each an “Acquiring Fund”) (each a “Reorganization” and collectively, the “Reorganizations”). Each Reorganization is expected to close after the close of business on or about the dates set forth below.

Acquired Fund	Corresponding Acquiring Fund	Closing Date
Global Growth HLS Fund	Disciplined Equity HLS Fund	September 18, 2020
Growth Opportunities HLS Fund	Disciplined Equity HLS Fund	September 18, 2020
MidCap Growth HLS Fund	MidCap HLS Fund	September 18, 2020
MidCap Value HLS Fund	MidCap HLS Fund	September 18, 2020
Value HLS Fund	Dividend and Growth HLS Fund	September 18, 2020
High Yield HLS Fund	Total Return Bond HLS Fund	September 25, 2020
U.S. Government Securities HLS Fund	Ultrashort Bond HLS Fund	September 25, 2020

Each Reorganization contemplates: (1) the transfer of all of the assets of an Acquired Fund to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund as of the close of business on the Closing Date; (2) the assumption by the corresponding Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the corresponding Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

At its meeting held on June 16-17, 2020, the Board of  Directors of Hartford Series Fund, Inc. also approved (1) a reduction to the contractual investment management fee schedule for the Disciplined Equity HLS Fund (Acquiring Fund) effective upon the closing of the Reorganizations of the Global Growth HLS Fund (Acquired Fund) and the Growth Opportunities HLS Fund (Acquired Fund) into the Disciplined Equity HLS Fund (Acquiring Fund); and (2) a reduction to the contractual investment management fee schedule for the Dividend and Growth HLS Fund (Acquiring Fund) effective upon the closing of the Reorganization of the Value HLS Fund (Acquired Fund) into the Dividend and Growth HLS Fund (Acquiring Fund). Upon the closing of such Reorganizations, the new contractual investment management fees for such Acquiring Funds will be as follows:

Disciplined Equity HLS Fund*
Average Daily Net Assets	Annual Rate
First $1 billion	0.6000%
Next $4 billion	0.5500%
Next $5 billion	0.5300%
Amount Over $10 billion	0.5000%

*

As of June 30, 2020, the management fee set forth in the investment management agreement with respect to the Disciplined Equity HLS Fund is 0.7500% of the first $250 million, 0.6500% of the next $250 million, 0.6000% of the next $500 million, 0.5800% of the next $4 billion, 0.5700% of the next $5 billion, and 0.5600% in excess of $10 billion annually of the Fund’s average daily net assets.

Dividend and Growth HLS Fund**
Average Daily Net Assets	Annual Rate
First $250 million	0.6900%
Next $250 million	0.6425%
Next $500 million	0.6325%
Next $1.5 billion	0.6250%
Next $2.5 billion	0.6200%
Next $5 billion	0.6150%
Amount Over $10 billion	0.6100%

**

As of June 30, 2020, the management fee set forth in the investment management agreement with respect to Dividend and Growth HLS Fund is 0.7750% of the first $250 million, 0.7250% of the next $250 million, 0.6750% of the next $500 million, 0.6250% of the next $1.5 billion, 0.6200% of the next $2.5 billion, 0.6150% of the next $5 billion, and 0.6100% in excess of $10 billion annually of the Fund’s average daily net assets.

167

Hartford HLS Funds

Operation of the Liquidity Risk Management Program (Unaudited)

This section describes the operation and effectiveness of the Liquidity Risk Management Program (“LRM Program”) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The LRM Program seeks to assess and manage each Fund’s liquidity risk. The Liquidity Rule generally defines liquidity risk as the risk that a Fund could not meet its obligation to redeem shares without significant dilution of the non-redeeming investors’ interests in the Fund. The Boards of Directors (“Board”) of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. have appointed Hartford Funds Management Company, LLC (“HFMC”) to serve as the administrator of the LRM Program with respect to each of the Funds, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRM Program, HFMC established a Liquidity Risk Oversight Committee (“LROC”).

The LRM Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the assessment and periodic review (no less frequently than annually) of certain factors that influence each Fund’s liquidity risk; (2) the classification and periodic review (no less frequently than monthly) of each Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) the determination of a minimum percentage of each Fund’s assets that generally will be invested in highly liquid investments (“HLIM”); (5) the periodic review (no less frequently than annually) of the HLIM and the adoption and implementation of policies and procedures for responding to a shortfall of a Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held May 5-6, 2020, the LROC, on behalf of HFMC, provided a written report to the Board covering the period from the inception date of the current LRM Program through April 30, 2020. The report addressed important aspects of the LRM Program, including, but not limited to:

•	the operation of the LRM Program (and related policies and procedures utilized in connection with management of the Funds’ liquidity risk);

•	an assessment of the adequacy and effectiveness of the LRM Program’s (and related policies and procedures’) implementation;

•	the operation, and assessment of the adequacy and effectiveness, of each Fund’s HLIM;

•

whether the third-party liquidity vendor’s (“LRM Program Vendor”) processes for determining preliminary liquidity classifications, including the particular methodologies or factors used and metrics analyzed by the LRM Program Vendor, are sufficient under the Liquidity Rule and appropriate in light of each Fund’s specific circumstances; and

•	any material changes to the LRM Program.

Based on the review and assessment conducted by the LROC, the LROC has concluded that the LRM Program is operating effectively to assess and manage the liquidity risk of each Fund and that the LRM Program has been and continues to be adequately and effectively implemented with respect to each Fund. Because liquidity in the capital markets in which the Funds invest is beyond the control of the Funds, there can be no assurance that the LRM Program will ensure liquidity under all circumstances and does not protect against the risk of loss.

168

Hartford HLS Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

169

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2020), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2020

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Series of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each a “Fund” and collectively, the “Funds”) are not subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”) but are underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in the Funds are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Fund. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with Wellington Management Company LLP.

HLSSAR20    08-20    218105    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: September 3, 2020	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 3, 2020	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: September 3, 2020	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)